Schedule of Investments	July 31, 2025 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.8%
Materials — 0.8%
Andean Silver *	3,651,234	$2,891,536
Kingsgate Consolidated * (A)	6,380,597	9,120,068
Silver Mines * (A)	47,853,704	4,005,371

TOTAL AUSTRALIA		16,016,975
BRAZIL — 21.6%
Materials — 21.6%
Wheaton Precious Metals	4,972,187	455,004,832

CANADA — 44.6%
Materials — 44.6%
AbraSilver Resource *	3,927,117	14,940,968
Aftermath Silver * (A)	6,289,602	3,366,464
Americas Gold & Silver *	12,192,916	11,112,129
Andean Precious Metals * (A)	1,224,293	3,249,904
Avino Silver & Gold Mines *	3,916,235	12,576,821
Aya Gold & Silver * (A)	3,440,777	29,391,759
Blackrock Silver * (A)	7,374,285	2,826,929
Discovery Silver *	8,877,337	20,739,791
Dolly Varden Silver *	1,366,611	4,606,276
Endeavour Silver *	7,192,112	36,464,008
First Majestic Silver	12,709,128	101,301,646
Fortuna Mining *	9,043,819	58,480,158
GoGold Resources *	8,903,577	13,008,734
Guanajuato Silver * (A)	13,174,156	2,763,376
Integra Resources *	4,375,766	6,614,843
MAG Silver (A)	2,724,275	55,685,517
McEwen Mining *	1,286,250	13,068,300
New Pacific Metals * (A)	2,614,389	3,819,801
Osisko Gold Royalties	4,976,264	138,142,572
Pan American Silver (A)	9,661,183	261,045,165
Prime Mining * (A)	3,206,641	5,404,125
Santacruz Silver Mining * (A)	9,650,713	7,957,624
SSR Mining *	5,848,390	69,888,260
Triple Flag Precious Metals	1,756,470	40,171,843

Schedule of Investments	July 31, 2025 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vizsla Silver *	7,679,723	$22,830,033

TOTAL CANADA		939,457,046
CHINA — 1.3%
Materials — 1.3%
Silvercorp Metals	6,133,052	26,749,343

MEXICO — 9.7%
Materials — 9.7%
Fresnillo	5,157,927	95,560,143
Industrias Penoles *	4,148,524	109,560,165

TOTAL MEXICO		205,120,308
PERU — 5.5%
Materials — 5.5%
Cia de Minas Buenaventura SAA ADR	4,775,316	81,228,125
Hochschild Mining	9,302,111	34,320,045

TOTAL PERU		115,548,170
SOUTH KOREA — 5.0%
Materials — 5.0%
Korea Zinc	184,402	106,375,541

UNITED KINGDOM — 1.5%
Materials — 1.5%
Adriatic Metals, Cl CDI * (A)	8,529,875	31,249,188

UNITED STATES — 10.0%
Materials — 10.0%
Coeur Mining *	14,190,412	123,314,680
Gold Resource *	2,548,730	1,154,830
Hecla Mining	14,856,087	85,273,939
Hycroft Mining Holding * (A)	559,491	1,823,941

TOTAL UNITED STATES		211,567,390
TOTAL COMMON STOCK (Cost $1,582,143,280)		2,107,088,793

Schedule of Investments	July 31, 2025 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 9.0%
U.S. Treasury Bill
4.305%, 09/02/2025(B)	$190,000,000	$189,277,831
TOTAL U.S. TREASURY OBLIGATION (Cost $189,365,959)		189,277,831

REPURCHASE AGREEMENTS(C) — 0.8%
Cantor Fitzgerald Securities 4.380%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $3,812,505 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,102 - $1,406,713, 2.130% - 7.000%, 12/31/2025 - 07/20/2055, with a total market value of $3,870,803)	3,812,041	3,812,041
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $4,055,862 (collateralized by various U.S. Treasury Obligations, ranging in par value $219 - $1,135,085, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $4,124,730)	4,055,363	4,055,363
Daiwa Capital Markets America, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $3,812,504 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $261 - $681,006, 0.000% - 7.500%, 08/21/2025 - 07/20/2065, with a total market value of $3,869,713)	3,812,041	3,812,041
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $152,032 (collateralized by various U.S. Government Obligations, ranging in par value $127 - $53,839, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $154,586)	152,014	152,014

Schedule of Investments	July 31, 2025 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
HSBC Securities USA, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $3,812,504 (collateralized by various U.S. Government Obligations, ranging in par value $579 - $1,507,462, 2.000% - 7.000%, 06/01/2030 - 07/01/2055, with a total market value of $3,873,471)	$3,812,041	$3,812,041
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $682,468 (collateralized by various U.S. Treasury Obligations, ranging in par value $123,314 - $448,823, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $686,908)	682,385	682,385
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $931,093 (collateralized by various U.S. Treasury Obligations, ranging in par value $27,154 - $309,883, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $944,686)	930,980	930,980
TOTAL REPURCHASE AGREEMENTS (Cost $17,256,865)		17,256,865
TOTAL INVESTMENTS — 109.8% (Cost $1,788,766,104)		$2,313,623,489

Percentages are based on Net Assets of $2,107,887,830.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $25,263,702.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $17,256,865. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $9,949,573.

Schedule of Investments	July 31, 2025 (Unaudited)
Global X Silver Miners ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,107,088,793	$—	$—	$2,107,088,793
U.S. Treasury Obligation	—	189,277,831	—	189,277,831
Repurchase Agreements	—	17,256,865	—	17,256,865
Total Investments in Securities	$2,107,088,793	$206,534,696	$—	$2,313,623,489

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2025 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 15.2%
Materials — 15.2%
BHP Group	3,125,946	$78,995,970
Develop Global *	4,192,342	11,633,698
Glencore	21,108,644	85,129,016
Metals Acquisition, Cl A *	1,458,456	17,545,226
Sandfire Resources *	9,734,633	66,687,588
SolGold * (A)	29,286,861	3,871,791
WA1 Resources *	925,464	9,360,941

TOTAL AUSTRALIA		273,224,230
BRAZIL — 1.5%
Materials — 1.5%
ERO Copper *	2,014,690	27,323,017

CANADA — 18.1%
Materials — 18.1%
Altius Minerals	794,179	16,710,186
Capstone Copper *	11,744,948	66,007,194
Foran Mining *	6,730,457	12,511,139
HudBay Minerals	8,425,828	78,374,126
Luca Mining * (A)	4,078,382	4,837,833
NGEx Minerals *	2,748,346	38,902,847
Northern Dynasty Minerals * (A)	11,212,652	8,758,934
Solaris Resources * (A)	1,899,914	9,275,917
Taseko Mines *	6,466,383	19,851,796
Teck Resources, Cl B	2,155,138	70,037,503

TOTAL CANADA		325,267,475
CHILE — 10.1%
Materials — 10.1%
Antofagasta PLC	3,492,955	86,762,255
Lundin Mining	9,304,494	95,228,809

TOTAL CHILE		181,991,064
CHINA — 14.6%
Materials — 14.6%
China Gold International Resources (A)	5,073,100	43,783,761

Schedule of Investments	July 31, 2025 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Nonferrous Mining	27,432,800	$26,733,875
Jiangxi Copper, Cl H	22,489,101	45,207,390
MMG *	83,907,960	41,045,423
Wanguo Gold Group (A)	4,793,890	18,564,873
Zijin Mining Group, Cl H	32,503,635	86,745,370

TOTAL CHINA		262,080,692
CONGO, THE DEMOCRATIC REPUBLIC OF — 3.5%
Materials — 3.5%
Ivanhoe Mines, Cl A * (A)	8,026,824	62,760,817

GERMANY — 3.6%
Materials — 3.6%
Aurubis	645,215	64,727,535

JAPAN — 7.5%
Materials — 7.5%
Mitsubishi Materials	2,659,081	41,036,018
Nittetsu Mining	225,562	11,181,053
Sumitomo Metal Mining	3,659,655	81,585,053

TOTAL JAPAN		133,802,124
MEXICO — 4.4%
Materials — 4.4%
Southern Copper	843,023	79,379,051

POLAND — 4.5%
Materials — 4.5%
KGHM Polska Miedz *	2,378,770	81,415,856

SAUDI ARABIA — 1.1%
Materials — 1.1%
Al Masane Al Kobra Mining (A)	1,086,958	19,269,736

Schedule of Investments	July 31, 2025 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.7%
Materials — 0.7%
Atalaya Mining	2,129,165	$12,904,713

SWEDEN — 4.3%
Materials — 4.3%
Boliden *	2,498,377	77,026,337

UNITED KINGDOM — 0.4%
Materials — 0.4%
Central Asia Metals	3,763,262	7,290,866

UNITED STATES — 4.9%
Materials — 4.9%
Freeport-McMoRan	2,159,433	86,895,584

ZAMBIA — 5.6%
Materials — 5.6%
First Quantum Minerals *	5,976,585	100,679,661

TOTAL COMMON STOCK (Cost $1,921,431,368)		1,796,038,758

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.7%
Cantor Fitzgerald Securities 4.380%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $2,928,071 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,614 - $1,080,381, 2.130% - 7.000%, 12/31/2025 - 07/20/2055, with a total market value of $2,972,845)	$2,927,715	2,927,715

Schedule of Investments	July 31, 2025 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $3,114,974 (collateralized by various U.S. Treasury Obligations, ranging in par value $168 - $871,766, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $3,167,866)	$3,114,591	$3,114,591
Daiwa Capital Markets America, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $2,928,070 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $201 - $523,025, 0.000% - 7.500%, 08/21/2025 - 07/20/2065, with a total market value of $2,972,008)	2,927,715	2,927,715
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $116,764 (collateralized by various U.S. Treasury Obligations, ranging in par value $97 - $41,349, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $118,725)	116,750	116,750
HSBC Securities USA, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $2,928,070 (collateralized by various U.S. Government Obligations, ranging in par value $445 - $1,157,758, 2.000% - 7.000%, 06/01/2030 - 07/01/2055, with a total market value of $2,974,894)	2,927,715	2,927,715
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $524,147 (collateralized by various U.S. Treasury Obligations, ranging in par value $94,707 - $344,704, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $527,558)	524,084	524,084

Schedule of Investments	July 31, 2025 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $715,096 (collateralized by various U.S. Treasury Obligations, ranging in par value $20,855 - $237,996, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $725,536)	$715,009	$715,009
TOTAL REPURCHASE AGREEMENTS (Cost $13,253,579)		13,253,579
TOTAL INVESTMENTS — 100.7% (Cost $1,934,684,947)		$1,809,292,337

Percentages are based on Net Assets of $1,796,977,005.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $17,008,412.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $13,253,579. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $4,531,820.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,796,038,758	$—	$—	$1,796,038,758
Repurchase Agreements	—	13,253,579	—	13,253,579
Total Investments in Securities	$1,796,038,758	$13,253,579	$—	$1,809,292,337

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 29.4%
Materials — 29.4%
Bellevue Gold * (A)	826,610	$431,092
Capricorn Metals *	242,586	1,401,012
Catalyst Metals *	116,621	382,940
Emerald Resources NL *	347,501	771,896
Firefinch * (A)(B)	206,287	26,564
Genesis Minerals *	661,272	1,571,051
Gold Road Resources	693,375	1,401,786
Greatland Resources *	285,057	912,895
OceanaGold	156,364	2,131,902
Ora Banda Mining * (A)	763,802	319,652
Perseus Mining	913,146	1,922,524
Ramelius Resources	1,158,183	1,879,150
Regis Resources *	492,882	1,297,927
Resolute Mining *	1,394,704	556,747
Vault Minerals *	4,170,887	980,178
West African Resources *	699,951	1,059,057
Westgold Resources	624,183	1,028,811

TOTAL AUSTRALIA		18,075,184
CANADA — 46.3%
Materials — 46.3%
Alamos Gold, Cl A (A)	80,144	1,951,791
Allied Gold *	47,401	608,905
Artemis Gold *	97,173	1,781,733
Centerra Gold	138,823	946,874
Dundee Precious Metals	115,879	1,877,465
Endeavour Silver *	164,558	835,555
Equinox Gold *	445,722	2,720,982
Fortuna Mining *	202,181	1,307,366
G Mining Ventures *	107,276	1,260,108
K92 Mining *	156,342	1,627,255
Lundin Gold	62,996	2,922,089
McEwen Mining *	29,507	299,791
New Gold *	509,878	2,139,013
Novagold Resources *	164,033	851,331
Orla Mining *	139,849	1,304,873
Seabridge Gold * (A)	53,475	819,237
Skeena Resources *	56,332	794,528

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
SSR Mining *	133,667	$1,600,079
Torex Gold Resources *	57,432	1,621,331
Victoria Gold *(B)	43,114	—
Wesdome Gold Mines *	100,040	1,193,924

TOTAL CANADA		28,464,230
COLOMBIA — 1.1%
Materials — 1.1%
Aris Mining *	98,049	684,368

INDONESIA — 5.7%
Materials — 5.7%
Aneka Tambang	5,623,534	973,994
Bumi Resources Minerals *	49,582,100	1,295,673
Merdeka Copper Gold *	8,604,353	1,234,049

TOTAL INDONESIA		3,503,716
PERU — 0.5%
Materials — 0.5%
Hochschild Mining	73,030	269,443

SOUTH AFRICA — 1.9%
Materials — 1.9%
DRDGOLD	286,844	383,093
Pan African Resources	1,128,405	794,420

TOTAL SOUTH AFRICA		1,177,513
TURKEY — 4.6%
Materials — 4.6%
Eldorado Gold *	121,580	2,496,587
Koza Altin Isletmeleri * (A)	631,512	355,637

TOTAL TURKEY		2,852,224
UNITED STATES — 10.3%
Materials — 10.3%
Coeur Mining *	388,187	3,373,345
Hecla Mining	396,775	2,277,488

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Perpetua Resources *	46,605	$706,213

TOTAL UNITED STATES		6,357,046
TOTAL COMMON STOCK (Cost $44,527,358)		61,383,724

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.8%
Bank of America Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $30,402 (collateralized by various U.S. Treasury Obligations, ranging in par value $31,042, 3.875%, 07/31/2027, with a total market value of $31,006)	$30,398	30,398
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $259,175 (collateralized by various U.S. Treasury Obligations, ranging in par value $14 - $72,533, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $263,576)	259,143	259,143
Daiwa Capital Markets America, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $6,295 (collateralized by various U.S. Treasury Obligations, ranging in par value $11 - $4,544, 0.000% - 6.000%, 08/14/2025 - 05/15/2047, with a total market value of $6,368)	6,294	6,294
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $259,174 (collateralized by various U.S. Treasury Obligations, ranging in par value $216 - $91,781, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $263,527)	259,143	259,143

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $259,174 (collateralized by various U.S. Treasury Obligations, ranging in par value $46,830 - $170,445, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $260,861)	$259,143	$259,143
Mizuho Securities USA LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $29,476 (collateralized by various U.S. Treasury Obligations, ranging in par value $534 - $14,641, 0.375% - 4.250%, 06/30/2027 - 06/30/2031, with a total market value of $29,989)	29,472	29,472
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $259,174 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,559 - $86,258, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $262,958)	259,143	259,143
TOTAL REPURCHASE AGREEMENTS (Cost $1,102,736)		1,102,736
TOTAL INVESTMENTS — 101.6% (Cost $45,630,094)		$62,486,460

Percentages are based on Net Assets of $61,527,528.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $994,981.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $1,102,736. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $0.

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Gold Explorers ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$61,357,160	$—	$26,564	$61,383,724
Repurchase Agreements	—	1,102,736	—	1,102,736
Total Investments in Securities	$61,357,160	$1,102,736	$26,564	$62,486,460

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 94.0%
AUSTRALIA — 7.7%
Energy — 4.9%
Alligator Energy *	202,124,916	$2,993,171
Aura Energy * (A)	37,078,642	3,819,685
Bannerman Energy * (A)	10,132,611	17,157,773
Berkeley Energia *(B)	21,741,185	7,216,289
Boss Energy * (A)(B)	19,846,033	22,233,445
Deep Yellow *(B)	45,897,653	44,622,226
Elevate Uranium * (A)	16,564,877	2,826,298
Lotus Resources * (A)	107,058,125	11,373,323
Paladin Energy * (A)(B)	20,369,110	81,441,817
Peninsula Energy * (A)(B)(C)	8,430,440	3,028,784
		196,712,811
Industrials — 0.7%
Silex Systems * (A)	9,503,355	26,004,570

Materials — 2.1%
Anson Resources * (A)	57,348,221	4,430,829
BHP Group	3,212,391	81,180,527
		85,611,356
TOTAL AUSTRALIA		308,328,737
CANADA — 32.2%
Energy — 30.8%
Atha Energy *	11,691,182	5,919,372
Cameco	11,778,900	886,303,546
CanAlaska Uranium *	8,867,441	6,542,107
Denison Mines * (A)	45,497,006	93,787,904
Encore Energy *	9,267,532	24,198,612
F3 Uranium *	25,853,366	4,487,945
Forsys Metals *	7,029,372	2,745,550
IsoEnergy * (A)	1,798,714	11,409,874
Laramide Resources *	9,422,801	3,544,072
Mega Uranium *	15,910,286	3,107,140
NexGen Energy * (A)	26,628,704	179,123,321
Skyharbour Resources *	10,554,946	2,252,149
Uranium Royalty * (A)	5,758,223	14,910,447

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Western Uranium & Vanadium * (A)	2,776,179	$1,686,731
		1,240,018,770
Industrials — 1.1%
Aecon Group	3,175,691	43,068,393

Materials — 0.3%
American Lithium *	10,620,887	3,111,250
Global Atomic * (A)	15,872,337	7,462,312
		10,573,562
TOTAL CANADA		1,293,660,725
CHINA — 0.8%
Energy — 0.8%
CGN Mining (A)	134,341,200	34,569,328

JAPAN — 4.3%
Industrials — 4.3%
ITOCHU	1,593,782	84,012,576
Mitsubishi Heavy Industries	3,734,133	90,068,791

TOTAL JAPAN		174,081,367
KAZAKHSTAN — 3.4%
Energy — 3.4%
NAC Kazatomprom JSC GDR (A)	3,348,770	137,969,324

SOUTH AFRICA — 2.0%
Materials — 2.0%
Sibanye Stillwater * (A)	37,138,798	78,806,342

SOUTH KOREA — 9.3%
Industrials — 9.3%
Daewoo Engineering & Construction *	10,521,752	28,451,521
Doosan Enerbility *	1,790,267	84,685,258
GS Engineering & Construction	3,369,764	47,018,268
Hyundai Engineering & Construction	1,624,356	79,062,612
KEPCO Engineering & Construction	914,913	60,893,041

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Samsung C&T	614,499	$74,663,312

TOTAL SOUTH KOREA		374,774,012
UNITED KINGDOM — 1.8%
Energy — 1.8%
Yellow Cake * (A)(B)	11,171,601	72,411,537

UNITED STATES — 32.5%
Energy — 12.1%
Centrus Energy, Cl A * (A)(B)	794,161	171,062,279
Energy Fuels * (A)(B)	10,554,134	95,957,083
Uranium Energy * (A)(B)	22,559,836	195,593,778
Ur-Energy * (A)(B)	18,132,276	21,940,054
		484,553,194
Industrials — 9.0%
NANO Nuclear Energy *	1,485,011	52,613,940
NuScale Power *(B)	6,164,622	309,525,670
		362,139,610
Utilities — 11.4%
Oklo, Cl A * (A)	6,007,562	460,119,174

TOTAL UNITED STATES		1,306,811,978
TOTAL COMMON STOCK (Cost $2,582,760,504)		3,781,413,350

EXCHANGE-TRADED FUND — 5.9%
International Equity — 5.9%
Sprott Physical Uranium Trust * (A)	14,642,410	236,282,353
TOTAL EXCHANGE-TRADED FUND (Cost $242,126,657)		236,282,353

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 9.6%
Cantor Fitzgerald Securities 4.380%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $84,855,727 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $46,774 - $31,309,518, 2.130% - 7.000%, 12/31/2025 - 07/20/2055, with a total market value of $86,153,278)	$84,845,404	$84,845,404
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $90,272,175 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,869 - $25,263,831, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $91,804,976)	90,261,068	90,261,068
Daiwa Capital Markets America, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $84,855,703 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $5,818 - $15,157,300, 0.000% - 7.500%, 08/21/2025 - 07/20/2065, with a total market value of $86,129,017)	84,845,404	84,845,404
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $1,984,728 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,654 - $702,847, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $2,018,061)	1,984,488	1,984,488
HSBC Securities USA, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $84,855,703 (collateralized by various U.S. Government Obligations, ranging in par value $12,897 - $33,551,903, 2.000% - 7.000%, 06/01/2030 - 07/01/2055, with a total market value of $86,212,666)	84,845,404	84,845,404

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $8,909,493 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,609,839 - $5,859,299, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $8,967,461)	$8,908,414	$8,908,414
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $12,155,221 (collateralized by various U.S. Treasury Obligations, ranging in par value $354,495 - $4,045,462, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $12,332,682)	12,153,749	12,153,749
Nomura Securities International, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $16,247,692 (collateralized by various U.S. Government Obligations, ranging in par value $12,568 - $5,176,679, 1.500% - 7.000%, 07/01/2035 - 09/01/2061, with a total market value of $16,505,580)	16,245,720	16,245,720
TOTAL REPURCHASE AGREEMENTS (Cost $384,089,651)		384,089,651
TOTAL INVESTMENTS — 109.5% (Cost $3,208,976,812)		$4,401,785,354

Percentages are based on Net Assets of $4,019,698,022.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $425,867,884.
(B)	Affiliated investment.
(C)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Uranium ETF

(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $384,089,651. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $65,532,155.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$3,778,384,566	$—	$3,028,784	$3,781,413,350
Exchange-Traded Fund	236,282,353	—	—	236,282,353
Repurchase Agreements	—	384,089,651	—	384,089,651
Total Investments in Securities	$4,014,666,919	$384,089,651	$3,028,784	$4,401,785,354

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Berkeley Energia

$5,858,412	$1,187,555	$(2,382,769)	$1,893,409	$659,682	$7,216,289	$—	$—
Boss Energy

58,223,179	6,141,021	(16,977,865)	(20,066,611)	(5,086,279)	22,233,445	—	—
Centrus Energy, Cl A

93,153,073	21,994,919	(28,877,143)	66,231,064	18,560,366	171,062,279	—	—
Deep Yellow

54,676,044	7,033,721	(17,288,035)	(627,762)	828,258	44,622,226	—	—
Energy Fuels

64,380,274	18,516,020	(14,628,761)	30,700,334	(3,010,784)	95,957,083	—	—
NuScale Power

99,556,997	84,455,337	(33,418,930)	137,328,972	21,603,294	309,525,670	—	—
Paladin Energy

122,506,495	51,523,254	(26,459,948)	(55,655,467)	(10,472,517)	81,441,817	—	—
Peninsula Energy

12,652,520	550,812	(1,691,016)	(5,004,408)	(3,479,124)	3,028,784	—	—
Uranium Energy

198,990,584	26,786,702	(46,411,186)	5,942,232	10,285,446	195,593,778	—	—
Ur-Energy

23,208,174	8,121,968	(7,068,040)	109,536	(2,431,584)	21,940,054	—	—

Schedule of Investments	July 31, 2025 (Unaudited)

Global X Uranium ETF

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Yellow Cake

98,339,532	12,243,553	(28,766,057)	(10,311,844)	906,353	72,411,537	—	—
Totals:

$831,545,284	$238,554,862	$(223,969,750)	$150,539,455	$28,363,111	$1,025,032,962	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2025 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company

GLX-QH-001-3300

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 73.7%
CANADA — 7.0%
Energy — 3.6%
Parex Resources	269,318	$3,202,480

Utilities — 3.4%
BROOKFIELD RENEWABLE	84,123	3,083,080

TOTAL CANADA		6,285,560
CHILE — 5.1%
Consumer Discretionary — 2.5%
Empresas Copec	340,436	2,238,905

Utilities — 2.6%
Enel Americas	24,110,735	2,388,713

TOTAL CHILE		4,627,618
COLOMBIA — 55.8%
Energy — 10.2%
Canacol Energy * (A)	272,751	414,290
Ecopetrol	15,471,621	6,519,051
Geopark (A)	357,993	2,305,475
		9,238,816
Financials — 15.0%
Financiera Colombiana *	657,245	2,767,760
GRUPO CIBEST	569,757	7,455,171
Grupo de Inversiones Suramericana	298,772	3,314,001
		13,536,932
Materials — 11.0%
Aris Mining *	416,436	2,906,664
Cementos Argos	1,532,873	4,040,917
Grupo Argos	737,989	3,012,107
		9,959,688

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.5%
Patrimonio Autonomo Estrategias Inmobiliarias ‡	187,272	$3,181,501

Utilities — 16.1%
Celsia ESP	3,127,047	3,528,610
Grupo Energia Bogota ESP	5,592,192	3,960,733
Interconexion Electrica ESP	1,394,277	7,029,749
		14,519,092
TOTAL COLOMBIA		50,436,029
UNITED STATES — 5.8%
Industrials — 5.8%
Tecnoglass	66,696	5,204,289

TOTAL COMMON STOCK (Cost $58,696,055)		66,553,496

PREFERRED STOCK — 26.1%
COLOMBIA — 26.1%
Financials — 25.0%
Banco Davivienda *(B)	611,122	3,266,063
Grupo Aval Acciones y Valores (B)	24,994,584	3,468,528
GRUPO CIBEST (B)	1,170,167	12,867,221
Grupo de Inversiones Suramericana (B)	325,386	2,949,868
		22,551,680
Materials — 1.1%
Grupo Argos (B)	366,443	1,029,351
TOTAL COLOMBIA		23,581,031
TOTAL PREFERRED STOCK (Cost $19,752,808)		23,581,031

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 0.6%
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $249,031 (collateralized by various U.S. Treasury Obligations, ranging in par value $13 - $69,694, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $253,259)	$249,000	$249,000
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $24,064 (collateralized by various U.S. Treasury Obligations, ranging in par value $20 - $8,522, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $24,468)	24,061	24,061
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $108,015 (collateralized by various U.S. Treasury Obligations, ranging in par value $19,517 - $71,036, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $108,718)	108,002	108,002
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $147,367 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,298 - $49,046, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $149,518)	147,349	147,349
TOTAL REPURCHASE AGREEMENTS (Cost $528,412)		528,412
TOTAL INVESTMENTS — 100.4% (Cost $78,977,275)		$90,662,939

Percentages are based on Net Assets of $90,304,420.

*	Non-income producing security.

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Colombia ETF

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $502,231.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $528,412. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $0.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$66,553,496	$—	$—	$66,553,496
Preferred Stock	23,581,031	—	—	23,581,031
Repurchase Agreements	—	528,412	—	528,412
Total Investments in Securities	$90,134,527	$528,412	$—	$90,662,939

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Consumer Discretionary — 99.8%
Alibaba Group Holding	1,379,356	$20,330,126
Anhui Jianghuai Automobile Group, Cl A *	159,500	1,095,011
ANTA Sports Products	540,996	6,202,502
BAIC BluePark New Energy Technology, Cl A *	406,100	457,343
Beijing Roborock Technology, Cl A	18,765	451,180
Bethel Automotive Safety Systems, Cl A	43,240	282,701
Bosideng International Holdings	4,974,000	2,838,665
BYD, Cl A	58,347	851,632
BYD, Cl H	1,078,040	15,847,875
CCOOP Group, Cl A *	1,284,200	411,431
Changzhou Xingyu Automotive Lighting Systems, Cl A	21,030	345,862
China Tourism Group Duty Free, Cl A	142,350	1,282,496
Chongqing Changan Automobile, Cl A	602,608	1,074,802
Chow Tai Fook Jewellery Group (A)	2,363,000	3,961,411
Ecovacs Robotics, Cl A	42,450	468,703
Fuyao Glass Industry Group, Cl A	146,114	1,107,680
Fuyao Glass Industry Group, Cl H	444,800	3,215,592
Geely Automobile Holdings	2,960,800	6,668,401
Great Wall Motor, Cl A	180,600	541,785
Great Wall Motor, Cl H	1,798,697	2,942,073
Gree Electric Appliances of Zhuhai, Cl A	205,200	1,298,331
Guangzhou Automobile Group, Cl A	448,800	469,951
H World Group ADR	110,477	3,449,092
Haidilao International Holding	1,399,400	2,481,484
Haier Smart Home, Cl A	458,819	1,580,686
Haier Smart Home, Cl H	1,302,260	4,097,557
Hisense Home Appliances Group, Cl H (A)	421,200	1,212,627
HLA Group, Cl A	349,200	330,302
Huayu Automotive Systems, Cl A	229,980	560,740
Huizhou Desay Sv Automotive, Cl A	41,000	577,680
JD.com, Cl A	849,854	13,305,358
Li Auto, Cl A *	511,036	6,757,393
Li Ning	1,593,400	3,381,662
Meituan, Cl B *	1,231,500	19,076,484
Midea Group	272,900	2,647,304
Midea Group, Cl A	244,900	2,384,057
MINISO Group Holding (A)	463,800	2,206,743

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
New Oriental Education & Technology Group	759,240	$3,385,146
Ningbo Tuopu Group, Cl A	128,045	817,618
NIO, Cl A * (A)	920,400	4,080,245
Oppein Home Group, Cl A	36,055	257,779
PDD Holdings ADR *	182,716	20,729,130
Pop Mart International Group	287,100	8,997,019
SAIC Motor, Cl A	560,700	1,336,000
Sailun Group, Cl A	233,853	418,070
Seres Group, Cl A	119,800	2,108,654
Shenzhou International Group Holdings	491,492	3,559,404
Sichuan Changhong Electric, Cl A	336,700	460,440
TAL Education Group ADR *	284,777	3,115,460
Tongcheng Travel Holdings	1,131,200	2,838,808
TravelSky Technology, Cl H	1,138,200	1,821,120
Trip.com Group	165,522	10,374,118
Vipshop Holdings ADR	221,494	3,342,344
XPeng, Cl A *	667,876	6,091,710
Yadea Group Holdings	1,416,600	2,230,468
Yum China Holdings	159,509	7,445,880
Zhejiang China Commodities City Group, Cl A	397,500	1,174,274
Zhejiang Leapmotor Technology *	569,300	4,398,477
Zhejiang Supor, Cl A	37,926	273,049
Zhejiang Wanfeng Auto Wheel, Cl A	155,300	355,392
Zhongsheng Group Holdings	1,012,900	1,708,382

TOTAL CHINA		227,513,709
TOTAL COMMON STOCK (Cost $265,526,951)		227,513,709

	Face Amount
REPURCHASE AGREEMENTS(B) — 3.4%
Cantor Fitzgerald Securities 4.380%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $1,687,477 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $930 - $622,634, 2.130% - 7.000%, 12/31/2025 - 07/20/2055, with a total market value of $1,713,281)	$1,687,272	1,687,272

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $1,795,191 (collateralized by various U.S. Treasury Obligations, ranging in par value $97 - $502,407, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $1,825,673)	$1,794,970	$1,794,970
Daiwa Capital Markets America, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $1,687,477 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $116 - $301,425, 0.000% - 7.500%, 08/21/2025 - 07/20/2065, with a total market value of $1,712,799)	1,687,272	1,687,272
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $67,293 (collateralized by various U.S. Treasury Obligations, ranging in par value $56 - $23,830, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $68,423)	67,285	67,285
HSBC Securities USA, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $1,687,477 (collateralized by various U.S. Government Obligations, ranging in par value $256 - $667,228, 2.000% - 7.000%, 06/01/2030 - 07/01/2055, with a total market value of $1,714,462)	1,687,272	1,687,272
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $302,071 (collateralized by various U.S. Treasury Obligations, ranging in par value $54,581 - $198,656, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $304,036)	302,034	302,034

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $412,116 (collateralized by various U.S. Treasury Obligations, ranging in par value $12,019 - $137,159, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $418,133)	$412,066	$412,066
TOTAL REPURCHASE AGREEMENTS (Cost $7,638,171)		7,638,171
TOTAL INVESTMENTS — 103.2% (Cost $273,165,122)		$235,151,880

Percentages are based on Net Assets of $227,941,907.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI China Index Futures	14	Sep-2025	$424,332	$439,740	$15,408

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $7,372,158.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $7,638,171. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $320,869.

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$227,513,709	$—	$—	$227,513,709
Repurchase Agreements	—	7,638,171	—	7,638,171
Total Investments in Securities	$227,513,709	$7,638,171	$—	$235,151,880

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$15,408	$—	$—	$15,408
Total Other Financial Instruments	$15,408	$—	$—	$15,408

*	Futures contracts are valued at unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		July 31, 2025 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 3.4%
Materials — 3.4%
Yara International	50,112	$1,869,929

DENMARK — 0.7%
Industrials — 0.7%
Cadeler *	68,969	366,170

FAROE ISLANDS — 1.1%
Consumer Staples — 1.1%
Bakkafrost P/F	15,246	614,079

NORWAY — 90.1%
Communication Services — 8.9%
Schibsted, Cl A	21,294	849,820
Schibsted, Cl B	30,273	1,145,812
Telenor	186,721	2,878,784
		4,874,416
Consumer Discretionary — 0.8%
Europris	47,961	453,357

Consumer Staples — 11.8%
Austevoll Seafood	27,640	256,437
Grieg Seafood	15,011	100,842
Leroy Seafood Group	81,053	371,506
Mowi	141,127	2,652,956
Orkla	212,571	2,250,969
Salmar	20,234	825,601
		6,458,311
Energy — 21.8%
Aker BP	95,827	2,330,171
Aker Solutions	89,263	267,439
BLUENORD *	7,207	347,276
BW Offshore	27,118	92,075
DNO	133,046	183,669
DOF Group *	44,677	412,549
Equinor	254,064	6,607,399

Schedule of Investments		July 31, 2025 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
FLEX LNG	9,841	$246,660
Frontline	43,778	814,874
Odfjell Drilling	29,087	209,107
TGS	59,366	441,203
		11,952,422
Financials — 24.9%
DNB Bank	271,556	6,919,851
Gjensidige Forsikring	60,531	1,603,034
Protector Forsikring	16,218	797,236
Sparebank 1 Nord Norge	28,841	415,575
Sparebank 1 Oestlandet	14,408	269,895
SpareBank 1 SMN	39,270	734,931
SpareBank 1 SR-Bank	62,485	1,101,164
Storebrand	128,804	1,843,194
		13,684,880
Industrials — 13.9%
Aker, Cl A	6,746	467,278
AutoStore Holdings *	363,587	258,382
Golden Ocean Group	33,230	276,340
Hexagon Composites * (A)	45,794	76,609
Hoegh Autoliners	31,791	322,745
Kongsberg Gruppen	133,257	4,009,963
MPC Container Ships	114,455	211,765
Norconsult Norge	32,189	135,718
Norwegian Air Shuttle *	146,024	241,518
Odfjell, Cl A	5,240	64,956
Stolt-Nielsen	7,099	209,312
TOMRA Systems	67,189	943,203
Wallenius Wilhelmsen, Cl B	32,049	289,092
Wilh Wilhelmsen Holding, Cl A	3,013	139,476
		7,646,357
Information Technology — 2.3%
Kitron	57,456	353,328
NORBIT	10,632	213,292
Nordic Semiconductor *	52,496	725,212
		1,291,832

Schedule of Investments		July 31, 2025 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.4%
Elkem *	87,186	$204,297
Elopak	40,819	199,070
Norsk Hydro	426,448	2,550,373
		2,953,740
Real Estate — 0.3%
Entra *	13,505	166,624

TOTAL NORWAY		49,481,939
SINGAPORE — 0.7%
Energy — 0.7%
BW LPG (A)	28,890	389,842

SOUTH AFRICA — 0.7%
Utilities — 0.7%
Scatec *	38,433	384,201

SWEDEN — 0.6%
Information Technology — 0.6%
Atea	23,789	330,023

UNITED KINGDOM — 2.6%
Energy — 2.6%
Paratus Energy Services	24,695	94,573
Subsea 7	68,004	1,333,198

TOTAL UNITED KINGDOM		1,427,771
TOTAL COMMON STOCK (Cost $59,222,095)		54,863,954

Schedule of Investments		July 31, 2025 (Unaudited)
Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.6%
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $249,031 (collateralized by various U.S. Treasury Obligations, ranging in par value $13 - $69,694, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $253,259)	$249,000	$249,000
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $8,728 (collateralized by various U.S. Treasury Obligations, ranging in par value $7 - $3,091, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $8,875)	8,727	8,727
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $39,173 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,078 - $25,762, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $39,428)	39,168	39,168
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $53,444 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,559 - $17,787, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $54,225)	53,438	53,438
TOTAL REPURCHASE AGREEMENTS (Cost $350,333)		350,333
TOTAL INVESTMENTS — 100.5% (Cost $59,572,428)		$55,214,287

Percentages are based on Net Assets of $54,940,025.

Schedule of Investments		July 31, 2025 (Unaudited)
Global X MSCI Norway ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $328,995.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $350,333. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $0.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$54,863,954	$—	$—	$54,863,954
Repurchase Agreements	—	350,333	—	350,333
Total Investments in Securities	$54,863,954	$350,333	$—	$55,214,287

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		July 31, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 0.9%
Consumer Staples — 0.9%
Wilmar International	233,132	$530,111

INDONESIA — 15.9%
Communication Services — 1.6%
Telkom Indonesia Persero	5,780,975	1,011,802

Financials — 11.7%
Bank Central Asia	6,519,939	3,278,790
Bank Mandiri Persero	5,758,068	1,578,176
Bank Negara Indonesia Persero	1,597,192	389,228
Bank Rakyat Indonesia Persero	8,776,184	1,978,708
		7,224,902
Industrials — 1.3%
Astra International	2,676,855	829,654

Materials — 1.3%
Amman Mineral Internasional *	1,603,200	818,407

TOTAL INDONESIA		9,884,765
MALAYSIA — 14.8%
Financials — 10.0%
CIMB Group Holdings	1,106,745	1,699,690
Hong Leong Bank	81,500	363,072
Malayan Banking	1,002,339	2,206,791
Public Bank	1,937,555	1,912,569
		6,182,122
Health Care — 1.0%
IHH Healthcare	409,197	638,021

Materials — 0.9%
Press Metal Aluminium Holdings	451,226	564,958

Schedule of Investments		July 31, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.9%
Tenaga Nasional	595,644	$1,818,355

TOTAL MALAYSIA		9,203,456
PHILIPPINES — 3.8%
Financials — 2.0%
Bank of the Philippine Islands	250,800	508,200
BDO Unibank	302,299	739,520
		1,247,720
Industrials — 1.8%
International Container Terminal Services	144,210	1,107,549

TOTAL PHILIPPINES		2,355,269
SINGAPORE — 45.7%
Communication Services — 4.6%
Singapore Telecommunications	950,158	2,841,649

Financials — 32.3%
DBS Group Holdings	267,265	9,869,863
Oversea-Chinese Banking	431,008	5,604,582
United Overseas Bank	163,802	4,569,310
		20,043,755
Industrials — 5.7%
Keppel	186,500	1,217,601
Singapore Airlines	181,147	949,474
Singapore Technologies Engineering	197,700	1,336,439
		3,503,514
Real Estate — 3.1%
CapitaLand Integrated Commercial Trust ‡	754,799	1,279,961
CapitaLand Investment	301,110	645,227
		1,925,188
TOTAL SINGAPORE		28,314,106
THAILAND — 18.8%
Communication Services — 2.7%
Advanced Info Service NVDR	141,434	1,259,403

Schedule of Investments		July 31, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
True NVDR *	1,280,100	$407,376
		1,666,779
Consumer Staples — 2.4%
CP ALL NVDR	712,317	1,029,895
CP AXTRA NVDR	209,584	132,113
Thai Beverage	953,600	341,792
		1,503,800
Energy — 3.8%
PTT NVDR	1,629,215	1,657,631
PTT Exploration & Production NVDR	173,885	670,426
		2,328,057
Financials — 3.3%
Kasikornbank NVDR	232,765	1,153,854
SCB X NVDR	223,607	865,553
		2,019,407
Health Care — 1.5%
Bangkok Dusit Medical Services NVDR	1,434,336	943,642

Industrials — 1.0%
Airports of Thailand NVDR	499,159	626,240

Information Technology — 2.7%
Delta Electronics Thailand NVDR	380,210	1,698,613

Utilities — 1.4%
GULF DEVELOPMENT NVDR *	585,146	846,026

TOTAL THAILAND		11,632,564
TOTAL COMMON STOCK (Cost $56,797,127)		61,920,271

Schedule of Investments		July 31, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENT(A) — 0.0%
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $2 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $1, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $2) (Cost $2)	$2	$2
TOTAL INVESTMENTS — 99.9% (Cost $56,797,129)		$61,920,273

Percentages are based on Net Assets of $61,974,136.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $2. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $0.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$61,920,271	$—	$—	$61,920,271
Repurchase Agreement	—	2	—	2
Total Investments in Securities	$61,920,271	$2	$—	$61,920,273

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.0%
ARGENTINA — 57.4%
Communication Services — 2.3%
Telecom Argentina ADR (A)	2,295,691	$21,212,185

Consumer Staples — 1.2%
Cresud SACIF y A ADR	947,329	10,553,245

Energy — 20.6%
Transportadora de Gas del Sur ADR	1,502,873	43,132,455
Vista Energy ADR *	927,214	41,446,466
YPF ADR * (A)	3,119,518	104,628,634
		189,207,555
Financials — 18.5%
Banco BBVA Argentina ADR (A)	1,866,597	29,604,228
Banco Macro ADR	495,353	34,625,175
Grupo Financiero Galicia ADR	1,788,508	90,265,999
Grupo Supervielle ADR (A)	1,472,162	15,222,155
		169,717,557
Industrials — 1.8%
Corp America Airports *	841,039	16,745,086

Materials — 2.0%
Bioceres Crop Solutions * (A)	733,947	2,510,099
Loma Negra Cia Industrial Argentina ADR * (A)	1,375,328	16,008,818
		18,518,917
Real Estate — 1.3%
IRSA Inversiones y Representaciones ADR (A)	790,979	11,777,677

Utilities — 9.7%
Central Puerto ADR (A)	2,569,828	31,377,600
Empresa Distribuidora Y Comercializadora Norte ADR * (A)	537,352	15,325,279
Pampa Energia ADR *	556,923	42,353,994
		89,056,873
TOTAL ARGENTINA		526,789,095

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL — 26.8%
Consumer Discretionary — 26.0%
Arcos Dorados Holdings, Cl A	3,240,935	$21,552,218
MercadoLibre *	91,530	217,282,151
		238,834,369
Consumer Staples — 0.8%
Adecoagro (A)	782,856	7,194,447

TOTAL BRAZIL		246,028,816
CANADA — 5.7%
Materials — 5.7%
Lithium Americas Argentina * (A)	2,956,986	7,836,013
SSR Mining *	3,748,364	44,870,293

TOTAL CANADA		52,706,306
CHILE — 6.1%
Consumer Staples — 6.1%
Cencosud	12,329,960	36,898,704
Cia Cervecerias Unidas	3,304,221	19,412,653

TOTAL CHILE		56,311,357
TOTAL COMMON STOCK (Cost $875,760,194)		881,835,574

PREFERRED STOCK — 3.9%
CHILE — 3.9%
Consumer Staples — 3.9%
Embotelladora Andina (B)	9,388,202	35,785,400
TOTAL PREFERRED STOCK (Cost $26,750,533)		35,785,400

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 3.3%
Cantor Fitzgerald Securities 4.380%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $6,610,535 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,644 - $2,439,113, 2.130% - 7.000%, 12/31/2025 - 07/20/2055, with a total market value of $6,711,619)	$6,609,731	$6,609,731
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $7,032,494 (collateralized by various U.S. Treasury Obligations, ranging in par value $379 - $1,968,134, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $7,151,904)	7,031,629	7,031,629
Daiwa Capital Markets America, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $6,610,533 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $453 - $1,180,803, 0.000% - 7.500%, 08/21/2025 - 07/20/2065, with a total market value of $6,709,729)	6,609,731	6,609,731
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $154,655 (collateralized by various U.S. Treasury Obligations, ranging in par value $129 - $54,768, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $157,252)	154,636	154,636
HSBC Securities USA, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $6,610,533 (collateralized by various U.S. Government Obligations, ranging in par value $1,005 - $2,613,802, 2.000% - 7.000%, 06/01/2030 - 07/01/2055, with a total market value of $6,716,245)	6,609,731	6,609,731

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $694,238 (collateralized by various U.S. Treasury Obligations, ranging in par value $125,441 - $456,563, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $698,755)	$694,154	$694,154
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $947,151 (collateralized by various U.S. Treasury Obligations, ranging in par value $27,623 - $315,228, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $960,979)	947,036	947,036
Nomura Securities International, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $1,265,332 (collateralized by various U.S. Government Obligations, ranging in par value $979 - $403,147, 1.500% - 7.000%, 07/01/2035 - 09/01/2061, with a total market value of $1,285,415)	1,265,178	1,265,178
TOTAL REPURCHASE AGREEMENTS (Cost $29,921,826)		29,921,826
TOTAL INVESTMENTS — 103.2% (Cost $932,432,553)		$947,542,800

Percentages are based on Net Assets of $917,856,105.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $28,677,980.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $29,921,826. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $0.

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$881,835,574	$—	$—	$881,835,574
Preferred Stock	35,785,400	—	—	35,785,400
Repurchase Agreements	—	29,921,826	—	29,921,826
Total Investments in Securities	$917,620,974	$29,921,826	$—	$947,542,800

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.9%
GREECE — 97.0%
Communication Services — 3.8%
Hellenic Telecommunications Organization	629,469	$11,455,239

Consumer Discretionary — 10.2%
Autohellas Tourist and Trading	229,545	2,795,389
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
Intralot - Integrated Information Systems & Gaming Services *	2,783,992	3,536,907
JUMBO	374,103	12,691,182
OPAP	522,643	11,760,380
		30,783,865
Consumer Staples — 1.2%
Sarantis	239,561	3,674,122

Energy — 6.6%
HELLENiQ ENERGY Holdings	620,376	5,470,919
Motor Oil Hellas Corinth Refineries	360,863	10,399,939
Tsakos Energy Navigation	203,634	3,930,136
		19,800,994
Financials — 53.1%
ALPHA BANK	7,987,320	30,168,083
Eurobank Ergasias Services and Holdings	9,941,542	36,843,704
Hellenic Exchanges - Athens Stock Exchange	550,946	4,414,076
National Bank of Greece	3,448,510	48,508,301
Optima bank	1,099,582	9,099,104
Piraeus Financial Holdings	4,043,295	31,329,740
		160,363,008
Industrials — 13.9%
Aegean Airlines	314,455	4,542,036
Athens International Airport	437,773	5,010,507
Capital Clean Energy Carriers	133,094	3,075,802
GEK TERNA	333,059	8,256,811
Intrakat Technical And Energy Projects *	536,400	3,830,946
Metlen Energy & Metals	242,868	13,448,345

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Piraeus Port Authority	69,758	$3,848,343
		42,012,790
Real Estate — 1.3%
LAMDA Development *	526,761	4,021,353

Utilities — 6.9%
Athens Water Supply & Sewage	479,882	4,025,976
Holding ADMIE IPTO	1,064,122	4,031,365
Public Power	774,286	12,628,418
		20,685,759
TOTAL GREECE		292,797,130
UNITED STATES — 2.9%
Materials — 2.9%
Titan Cement International	209,191	8,703,223

TOTAL COMMON STOCK (Cost $207,824,009)		301,500,353

	Face Amount
U.S. TREASURY OBLIGATION — 3.3%
U.S. Treasury Bill 4.305%, 09/02/2025(B)	$10,000,000	9,961,991
TOTAL U.S. TREASURY OBLIGATION (Cost $9,966,629)		9,961,991
TOTAL INVESTMENTS — 103.2% (Cost $217,790,638)		$311,462,344

Percentages are based on Net Assets of $301,926,407.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Interest rate represents the security’s effective yield at the time of purchase.

Schedule of Investments	July 31, 2025 (Unaudited)

Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$301,500,346	$—	$7	$301,500,353
U.S. Treasury Obligation	—	9,961,991	—	9,961,991
Total Investments in Securities	$301,500,346	$9,961,991	$7	$311,462,344

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2025 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 97.0%
FRANCE — 6.2%
Industrials — 6.2%
Airbus	97,904	$19,728,489

GERMANY — 90.3%
Communication Services — 6.8%
Deutsche Telekom	598,738	21,572,687

Consumer Discretionary — 6.3%
adidas	29,944	5,759,450
Bayerische Motoren Werke	49,617	4,763,450
Continental	17,973	1,546,932
Mercedes-Benz Group	119,770	6,867,813
Zalando *	39,498	1,162,730
		20,100,375
Consumer Staples — 0.6%
Beiersdorf	15,614	1,947,930

Financials — 21.6%
Allianz	64,243	25,529,260
Commerzbank	173,225	6,352,370
Deutsche Bank	324,139	10,753,189
Deutsche Boerse	31,327	9,110,793
Hannover Rueck	9,992	3,046,627
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	21,737	14,320,332
		69,112,571
Health Care — 4.9%
Bayer	163,451	5,116,554
Fresenius & KGaA *	68,442	3,288,500
Fresenius Medical Care	34,879	1,775,667
Merck KGaA	21,508	2,715,240
Siemens Healthineers	50,656	2,742,362
		15,638,323
Industrials — 24.1%
Brenntag	20,417	1,274,500

Schedule of Investments	July 31, 2025 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Daimler Truck Holding	92,211	$4,520,261
Deutsche Post	155,331	7,013,549
MTU Aero Engines	8,951	3,874,590
Rheinmetall	7,590	15,076,450
Siemens	125,111	32,204,580
Siemens Energy *	113,096	13,203,228
		77,167,158
Information Technology — 16.9%
Infineon Technologies	217,272	8,612,944
SAP	158,030	45,362,791
		53,975,735
Materials — 4.4%
BASF	148,488	7,335,090
Heidelberg Materials	21,252	4,925,582
Symrise, Cl A	20,932	1,904,630
		14,165,302
Real Estate — 1.1%
Vonovia	116,714	3,644,181

Utilities — 3.6%
E.ON	373,531	6,821,127
RWE	112,509	4,624,187
		11,445,314
TOTAL GERMANY		288,769,576
UNITED STATES — 0.5%
Health Care — 0.5%
QIAGEN	36,219	1,815,696

TOTAL COMMON STOCK (Cost $278,711,333)		310,313,761

PREFERRED STOCK — 2.7%
GERMANY — 2.7%
Consumer Discretionary — 1.7%
Dr Ing hc F Porsche (A)	18,135	926,562

Schedule of Investments	July 31, 2025 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Porsche Automobil Holding (A)	25,475	$1,030,127
Volkswagen (A)	34,304	3,616,857
		5,573,546
Consumer Staples — 0.7%
Henkel & KGaA (A)	26,740	2,068,294
Health Care — 0.3%
Sartorius (A)	4,136	887,831
TOTAL GERMANY		8,529,671
TOTAL PREFERRED STOCK (Cost $10,077,593)		8,529,671
TOTAL INVESTMENTS — 99.7% (Cost $288,788,926)		$318,843,432

Percentages are based on Net Assets of $319,847,262.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts Mini DAX Index	7	Sep-2025	$974,011	$967,867	$9,520

*	Non-income producing security.
(A)	There is currently no stated interest rate.

Schedule of Investments	July 31, 2025 (Unaudited)
Global X DAX Germany ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$310,313,761	$—	$—	$310,313,761
Preferred Stock	8,529,671	—	—	8,529,671
Total Investments in Securities	$318,843,432	$—	$—	$318,843,432

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$9,520	$—	$—	$9,520
Total Other Financial Instruments	$9,520	$—	$—	$9,520

*	Futures contracts are valued at unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2025 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.9%
VIETNAM — 99.9%
Consumer Discretionary — 1.0%
FPT DIGITAL RETAIL JSC *	29,350	$173,306

Consumer Staples — 12.6%
DABACO Vietnam Group JSC *	69,900	89,646
HAGL JSC *	220,900	117,621
KIDO Group	61,773	127,087
Masan Group *	300,320	831,070
Saigon Beer Alcohol Beverage	54,600	99,305
Thanh Thanh Cong - Bien Hoa JSC *	156,458	144,520
Vietnam Dairy Products JSC	311,500	727,654
Vinh Hoan	43,080	93,070
		2,229,973
Energy — 1.6%
PetroVietnam Drilling & Well Services JSC *	115,952	93,606
PetroVietnam Technical Service	91,400	119,662
Petrovietnam Transportation	98,010	67,525
		280,793
Financials — 29.5%
Bank for Foreign Trade of Vietnam JSC *	355,849	817,669
Bank for Investment and Development of Vietnam JSC *	117,483	169,729
FPT Securities JSC	57,648	90,216
Nam A Commercial JSB *	211,375	121,828
Sai Gon-Ha Noi Securities JSC	186,701	163,904
Saigon - Hanoi Commercial Joint Stock Bank	518,428	340,355
Saigon Thuong Tin Commercial JSB *	240,600	458,719
SSI Securities	585,885	764,810
Tien Phong Commercial Joint Stock Bank	168,800	101,155
Vietcap Securities JSC	152,982	251,379
Vietnam Export Import Commercial JSB	238,447	245,737
Vietnam Joint Stock Commercial Bank for Industry and Trade *	91,389	160,111
Vietnam Prosperity JSC Bank	506,600	498,885
VIX Securities JSC *	586,209	610,844

Schedule of Investments	July 31, 2025 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
VNDirect Securities	485,450	$420,616
		5,215,957
Industrials — 10.2%
Binh Minh Plastics JSC	11,800	63,371
Development Investment Construction JSC *	134,780	111,892
Gelex Group JSC	192,715	439,142
Gemadept	44,700	95,887
Ha Do Group JSC	78,881	78,733
Hoang Huy Investment Financial Services JSC *	145,616	133,116
IDICO JSC	69,040	119,902
PC1 Group JSC *	76,338	75,467
Tasco JSC *	182,640	126,180
Vietjet Aviation JSC *	69,400	321,054
Vietnam Construction and Import-Export JSC	134,881	133,342
Viettel Construction Joint Stock	14,800	51,011
Viettel Post Joint Stock	12,700	53,807
		1,802,904
Information Technology — 0.7%
CMC *	35,900	55,633
Digiworld	45,586	74,037
		129,670
Materials — 12.2%
Duc Giang Chemicals JSC	79,080	310,597
Hoa Phat Group JSC *	1,604,076	1,527,604
Hoa Sen Group	129,830	92,420
Nam Kim Steel JSC *	95,280	58,734
PetroVietNam Ca Mau Fertilizer JSC	56,100	76,766
Petrovietnam Fertilizer & Chemicals JSC	58,600	91,706
		2,157,827
Real Estate — 30.3%
CEO Group JSC *	112,870	103,827
Dat Xanh Group JSC *	217,911	164,687
Khang Dien House Trading and Investment JSC *	237,719	248,617
Kinh Bac City Development Holding *	159,300	192,444

Schedule of Investments	July 31, 2025 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Kosy JSC *	36,700	$54,422
Novaland Investment Group *	407,691	259,096
Phat Dat Real Estate Development *	167,513	132,353
Sai Gon VRG Investment	46,799	120,217
Song da Urban & Industrial Zone Investment & Development JSC *	20,720	56,231
Van Phu - Invest Investment JSC *	54,464	107,893
Vincom Retail JSC *	396,400	425,163
Vingroup JSC *	489,600	1,971,556
Vinhomes JSC *	438,100	1,504,981
		5,341,487
Utilities — 1.8%
Binh Duong Water Environment JSC	37,300	70,474
PetroVietnam Gas JSC	40,244	103,993
PetroVietnam Power *	249,500	137,135
		311,602
TOTAL VIETNAM		17,643,519
TOTAL COMMON STOCK (Cost $14,066,742)		17,643,519

	Number of Rights
RIGHT — 0.0%
VIETNAM — 0.0%
Thanh Thanh Cong*
Expires 08/25/2025	156,458	—

TOTAL RIGHT (Cost $–)		—
TOTAL INVESTMENTS — 99.9% (Cost $14,066,742)		$17,643,519

Percentages are based on Net Assets of $17,666,437.

*	Non-income producing security.

Schedule of Investments	July 31, 2025 (Unaudited)
Global X MSCI Vietnam ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stock	$17,643,519	$—		$—	$17,643,519
Right	—	—	^	—	—
Total Investments in Securities	$17,643,519	$—		$—	$17,643,519

^	This category includes securities with a value of $—.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

July 31, 2025 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

JSB — Joint-Stock Bank

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

GLX-QH-002-2800

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 9.6%
Materials — 9.6%
ESG Minerals *(A)	397,586	$31,998
IGO	6,387,458	18,218,625
ioneer * (B)	17,510,087	1,296,492
Liontown Resources * (B)	13,662,202	6,861,185
Mineral Resources *	1,598,411	29,422,964
Pilbara Minerals *	27,768,809	28,695,652
Sayona Mining * (B)	97,350,764	1,316,262
Vulcan Energy Resources * (B)	1,312,222	3,075,335

TOTAL AUSTRALIA		88,918,513
BRAZIL — 0.3%
Materials — 0.3%
Sigma Lithium * (B)	557,673	2,894,323

CANADA — 1.6%
Materials — 1.6%
Lithium Americas *	1,732,497	4,473,628
Lithium Americas Argentina * (B)	1,247,387	3,311,208
Patriot Battery Metals * (B)	1,220,437	3,327,943
Standard Lithium * (B)	1,513,430	3,524,823

TOTAL CANADA		14,637,602
CHILE — 5.3%
Materials — 5.3%
Sociedad Quimica y Minera de Chile ADR * (B)	1,342,701	49,344,262

CHINA — 42.1%
Consumer Discretionary — 3.2%
BYD, Cl H	2,021,421	29,716,176

Industrials — 16.8%
Contemporary Amperex Technology, Cl A	1,030,309	37,813,149
Eve Energy, Cl A	5,742,688	35,267,569
Jiangxi Special Electric Motor, Cl A *	12,677,840	13,292,901
Sunwoda Electronic, Cl A	12,569,291	37,619,664

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Wuxi Lead Intelligent Equipment, Cl A	9,002,039	$31,787,178
		155,780,461
Information Technology — 3.3%
NAURA Technology Group, Cl A	665,635	30,945,168

Materials — 18.8%
Ganfeng Lithium Group, Cl A	7,533,800	37,615,711
Guangzhou Tinci Materials Technology, Cl A	10,360,085	27,142,382
Shanghai Putailai New Energy Technology, Cl A	9,075,615	22,090,517
Sinomine Resource Group, Cl A	4,703,786	23,590,039
Tianqi Lithium, Cl A *	8,387,688	44,473,290
Yunnan Energy New Material, Cl A *	4,848,859	19,892,548
		174,804,487
TOTAL CHINA		391,246,292
FRANCE — 0.5%
Materials — 0.5%
Eramet (B)	81,510	4,532,117

JAPAN — 7.5%
Consumer Discretionary — 3.1%
Panasonic Holdings	3,043,758	29,134,080

Information Technology — 4.4%
TDK	3,325,488	41,034,129

TOTAL JAPAN		70,168,209
NETHERLANDS — 0.9%
Materials — 0.9%
AMG Critical Materials (B)	288,206	8,180,642

SOUTH KOREA — 13.1%
Industrials — 9.1%
Ecopro *	455,696	36,506,941
L&F *	235,719	11,949,124

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
LG Energy Solution *	131,248	$36,200,144
		84,656,209
Information Technology — 4.0%
Samsung SDI	254,433	36,877,007

TOTAL SOUTH KOREA		121,533,216
UNITED STATES — 19.0%
Consumer Discretionary — 7.3%
Lucid Group * (B)	11,230,244	27,626,400
Tesla *	130,732	40,300,754
		67,927,154
Industrials — 3.6%
EnerSys	365,831	33,791,809

Materials — 8.1%
Albemarle (B)	1,106,398	75,069,104

TOTAL UNITED STATES		176,788,067
TOTAL COMMON STOCK (Cost $1,229,458,933)		928,243,243

	Number of Rights
RIGHT — 0.0%
South Korea — 0.0%
L&F*
Expires 09/02/2025	213,992	—

TOTAL RIGHT (Cost $–)		—

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 7.5%
Cantor Fitzgerald Securities 4.380%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $15,451,345 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8,517 - $5,701,137, 2.130% - 7.000%, 12/31/2025 - 07/20/2055, with a total market value of $15,687,615)	$15,449,465	$15,449,465
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $16,437,623 (collateralized by various U.S. Treasury Obligations, ranging in par value $887 - $4,600,281, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $16,716,731)	16,435,601	16,435,601
Daiwa Capital Markets America, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $15,451,340 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,059 - $2,759,987, 0.000% - 7.500%, 08/21/2025 - 07/20/2065, with a total market value of $15,683,198)	15,449,465	15,449,465
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $15,451,340 (collateralized by various U.S. Government Obligations, ranging in par value $2,348 - $6,109,452, 2.000% - 7.000%, 06/01/2030 - 07/01/2055, with a total market value of $15,698,429)	15,449,465	15,449,465
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $361,501 (collateralized by various U.S. Treasury Obligations, ranging in par value $301 - $128,017, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $367,572)	361,457	361,457

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $1,622,779 (collateralized by various U.S. Treasury Obligations, ranging in par value $293,217 - $1,067,215, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $1,633,337)	$1,622,582	$1,622,582
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $2,213,958 (collateralized by various U.S. Treasury Obligations, ranging in par value $64,568 - $736,843, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $2,246,281)	2,213,690	2,213,690
Nomura Securities International, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $2,957,363 (collateralized by various U.S. Government Obligations, ranging in par value $2,288 - $942,246, 1.500% - 7.000%, 07/01/2035 - 09/01/2061, with a total market value of $3,004,303)	2,957,004	2,957,004
TOTAL REPURCHASE AGREEMENTS (Cost $69,938,729)		69,938,729
TOTAL INVESTMENTS — 107.4% (Cost $1,299,397,662)		$998,181,972

Percentages are based on Net Assets of $928,983,838.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $72,131,312.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $69,938,729. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $6,397,160.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$928,211,245	$—	$31,998		$928,243,243
Right	—	—	—	^	—
Repurchase Agreements	—	69,938,729	—		69,938,729
Total Investments in Securities	$928,211,245	$69,938,729	$31,998		$998,181,972

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 97.2%
AUSTRALIA — 1.2%
Industrials — 1.2%
McMillan Shakespeare	930,371	$10,686,483

BRAZIL — 6.6%
Consumer Discretionary — 1.0%
Vulcabras	2,798,960	9,408,941

Consumer Staples — 1.4%
Marfrig Global Foods	3,268,800	12,436,335

Energy — 0.8%
Petroreconcavo S	3,019,100	7,236,931

Financials — 0.8%
BB Seguridade Participacoes	1,170,100	7,043,318

Materials — 2.6%
Cia Siderurgica Nacional	5,399,100	7,734,285
CSN Mineracao	8,611,100	7,751,998
Vale	852,500	8,140,438
		23,626,721
TOTAL BRAZIL		59,752,246
CANADA — 3.1%
Energy — 2.2%
Cardinal Energy (A)	1,843,020	9,584,690
Parex Resources	850,942	10,118,612
		19,703,302
Real Estate — 0.9%
Allied Properties Real Estate Investment Trust ‡	692,935	8,670,772

TOTAL CANADA		28,374,074
CHINA — 9.5%
Consumer Discretionary — 0.9%
China Education Group Holdings	24,627,100	8,690,072

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.1%
Sun Art Retail Group	38,782,500	$10,226,723

Financials — 3.5%
Chongqing Rural Commercial Bank, Cl H	13,063,300	10,367,434
Far East Horizon	11,256,000	11,471,083
Noah Holdings ADR	792,707	9,631,390
		31,469,907
Industrials — 0.9%
Greentown Management Holdings (A)	21,464,000	7,792,663

Materials — 1.1%
Shougang Fushan Resources Group	26,800,530	9,866,692

Real Estate — 2.0%
C&D International Investment Group	4,456,900	8,981,931
Sunac Services Holdings	39,136,900	8,924,210
		17,906,141
TOTAL CHINA		85,952,198
COLOMBIA — 0.7%
Energy — 0.7%
Ecopetrol ADR (A)	802,211	6,738,572

FRANCE — 0.9%
Real Estate — 0.9%
ICADE ‡	342,408	8,198,573

GREECE — 3.0%
Consumer Discretionary — 1.2%
OPAP	465,810	10,481,538

Energy — 1.8%
HELLENiQ ENERGY Holdings	982,872	8,667,669
Tsakos Energy Navigation	420,125	8,108,412
		16,776,081
TOTAL GREECE		27,257,619

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 11.0%
Communication Services — 1.1%
PCCW	14,384,700	$10,316,670

Financials — 5.3%
Bright Smart Securities & Commodities Group (A)	25,280,000	47,532,841

Information Technology — 1.0%
VTech Holdings	1,173,300	8,713,807

Real Estate — 3.6%
Hang Lung Group	5,999,000	10,866,978
Hysan Development	5,376,000	10,724,607
Kerry Properties	4,195,200	11,222,828
		32,814,413
TOTAL HONG KONG		99,377,731
INDONESIA — 2.4%
Energy — 2.4%
Adaro Energy	59,706,300	6,712,650
Bukit Asam	49,478,900	7,276,751
Indo Tambangraya Megah	5,222,100	7,299,198

TOTAL INDONESIA		21,288,599
ISRAEL — 3.5%
Consumer Discretionary — 1.1%
Delta Israel Brands (A)	403,934	10,473,995

Energy — 1.7%
Energean (A)	655,312	7,939,260
Oil Refineries	27,243,363	7,146,906
		15,086,166
Industrials — 0.7%
ZIM Integrated Shipping Services (A)	409,630	6,492,635

TOTAL ISRAEL		32,052,796

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
JERSEY — 1.3%
Energy — 1.3%
Ithaca Energy	4,937,180	$11,329,262

LUXEMBOURG — 1.5%
Communication Services — 1.5%
SES, Cl A	2,002,528	13,855,034

NEW ZEALAND — 1.0%
Communication Services — 1.0%
Spark New Zealand	5,992,547	8,596,613

NORWAY — 7.0%
Energy — 5.0%
DNO	8,000,764	11,044,971
FLEX LNG (A)	330,885	8,295,287
Frontline (A)	466,746	8,597,461
SFL, Cl B	870,489	7,991,089
Var Energi	2,681,224	9,288,669
		45,217,477
Industrials — 2.0%
Stolt-Nielsen	338,647	9,984,929
Wallenius Wilhelmsen, Cl B	935,617	8,439,545
		18,424,474
TOTAL NORWAY		63,641,951
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC (B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PAO (B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—

TOTAL RUSSIA		—

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 3.8%
Energy — 1.4%
BW LPG (A)	921,575	$12,435,750

Real Estate — 1.1%
ESR-LOGOS REIT ‡	4,580,600	9,744,831

Utilities — 1.3%
Kenon Holdings	254,166	12,144,169

TOTAL SINGAPORE		34,324,750
SOUTH AFRICA — 4.7%
Energy — 1.8%
Exxaro Resources	929,629	8,188,652
Thungela Resources (A)	1,667,826	8,576,864
		16,765,516
Materials — 0.8%
Kumba Iron Ore (A)	449,704	7,491,212

Real Estate — 2.1%
Growthpoint Properties ‡	12,261,819	9,676,547
Redefine Properties ‡	33,931,868	9,063,510
		18,740,057
TOTAL SOUTH AFRICA		42,996,785
SPAIN — 1.8%
Communication Services — 0.7%
Atresmedia de Medios de Comunicacion	1,148,276	6,518,695

Consumer Discretionary — 1.1%
Neinor Homes	492,764	9,632,955

TOTAL SPAIN		16,151,650
THAILAND — 0.8%
Real Estate — 0.8%
Sansiri NVDR	169,526,800	7,677,468

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 1.8%
Energy — 1.1%
Turkiye Petrol Rafinerileri	2,237,705	$9,310,679

Industrials — 0.7%
Turk Traktor ve Ziraat Makineleri	452,493	6,576,771

TOTAL TURKEY		15,887,450
UNITED KINGDOM — 6.7%
Energy — 2.1%
Harbour Energy	3,307,710	8,719,475
Serica Energy	4,478,355	9,956,378
		18,675,853
Financials — 4.6%
Abrdn PLC	4,186,176	11,112,761
Ashmore Group	3,935,537	9,103,722
M&G PLC	3,060,188	10,593,987
Phoenix Group Holdings PLC	1,274,211	11,196,518
		42,006,988
TOTAL UNITED KINGDOM		60,682,841
UNITED STATES — 24.9%
Consumer Discretionary — 0.9%
Guess? (A)	659,098	8,568,274

Energy — 1.0%
Nordic American Tankers	3,123,987	8,715,924

Financials — 18.5%
AGNC Investment ‡	801,593	7,559,022
Annaly Capital Management ‡	388,458	7,897,351
Apollo Commercial Real Estate Finance ‡	816,526	7,854,980
Arbor Realty Trust ‡	599,284	6,688,010
ARMOUR Residential REIT ‡	436,877	7,125,464
Blackstone Mortgage Trust, Cl A ‡	405,649	7,496,394
BrightSpire Capital, Cl A ‡	1,381,244	7,154,844
Chimera Investment ‡	586,555	7,842,240
Dynex Capital ‡	598,016	7,439,319

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ellington Financial ‡	642,696	$8,155,812
Franklin BSP Realty Trust ‡	623,713	6,299,501
Invesco Mortgage Capital ‡	934,948	7,058,857
KKR Real Estate Finance Trust ‡	728,438	6,585,080
MFA Financial ‡	774,313	7,038,505
New York Mortgage Trust ‡	1,341,060	8,488,910
Orchid Island Capital, Cl A ‡	956,620	6,658,075
PennyMac Mortgage Investment Trust ‡	598,869	7,060,666
Ready Capital ‡	1,225,007	5,157,280
Redwood Trust ‡	1,292,592	7,057,552
Rithm Capital ‡	685,546	8,247,118
Starwood Property Trust ‡	419,365	8,160,843
TPG RE Finance Trust ‡	950,106	8,265,922
Two Harbors Investment ‡	606,527	5,913,638
		167,205,383
Materials — 1.4%
Ardagh Metal Packaging	3,142,057	12,442,546

Real Estate — 3.1%
Brandywine Realty Trust ‡	1,689,749	6,758,996
Global Medical REIT ‡	998,309	6,668,704
Global Net Lease ‡	1,159,911	8,107,778
Innovative Industrial Properties, Cl A ‡	136,636	7,064,081
		28,599,559
TOTAL UNITED STATES		225,531,686
TOTAL COMMON STOCK (Cost $856,590,802)		880,354,381

PREFERRED STOCK — 2.5%
BRAZIL—2.5%
Energy — 0.8%
Petroleo Brasileiro (C)	1,256,800	7,327,246
Materials — 0.8%
Bradespar (C)	2,606,500	7,328,024

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 0.9%
Cia Energetica de Minas Gerais (C)	4,132,600	$7,625,146
TOTAL BRAZIL		22,280,416
TOTAL PREFERRED STOCK (Cost $24,831,718)		22,280,416

	Face Amount
REPURCHASE AGREEMENTS(D) — 4.5%
Cantor Fitzgerald Securities 4.380%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $8,953,383 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4,935 - $3,303,562, 2.130% - 7.000%, 12/31/2025 - 07/20/2055, with a total market value of $9,090,292)	$8,952,294	8,952,294
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $9,524,889 (collateralized by various U.S. Treasury Obligations, ranging in par value $514 - $2,665,663, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $9,686,619)	9,523,717	9,523,717
Daiwa Capital Markets America, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $8,953,381 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $614 - $1,599,292, 0.000% - 7.500%, 08/21/2025 - 07/20/2065, with a total market value of $9,087,732)	8,952,294	8,952,294
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $8,953,381 (collateralized by various U.S. Government Obligations, ranging in par value $1,361 - $3,540,162, 2.000% - 7.000%, 06/01/2030 - 07/01/2055, with a total market value of $9,096,558)	8,952,294	8,952,294

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $209,479 (collateralized by various U.S. Treasury Obligations, ranging in par value $175 - $74,182, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $212,997)	$209,454	$209,454
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $940,350 (collateralized by various U.S. Treasury Obligations, ranging in par value $169,910 - $618,418, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $946,468)	940,236	940,236
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $1,282,922 (collateralized by various U.S. Treasury Obligations, ranging in par value $37,415 - $426,978, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $1,301,652)	1,282,767	1,282,767
Nomura Securities International, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $1,713,609 (collateralized by various U.S. Government Obligations, ranging in par value $1,325 - $545,973, 1.500% - 7.000%, 07/01/2035 - 09/01/2061, with a total market value of $1,740,808)	1,713,401	1,713,401
TOTAL REPURCHASE AGREEMENTS (Cost $40,526,457)		40,526,457
TOTAL INVESTMENTS — 104.2% (Cost $921,948,977)		$943,161,254

Percentages are based on Net Assets of $905,309,294.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® ETF

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
E-Mini S&P Mid Cap 400 Index	7	Sep-2025	$2,144,889	$2,215,570	$70,681

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $40,444,669.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $40,526,457. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $2,414,661.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$880,354,381	$—	$—	^	$880,354,381
Preferred Stock	22,280,416	—	—		22,280,416
Repurchase Agreements	—	40,526,457	—		40,526,457
Total Investments in Securities	$902,634,797	$40,526,457	$—		$943,161,254

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$70,681	$—	$—		$70,681
Total Other Financial Instruments	$70,681	$—	$—		$70,681

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 36.5%
Communication Services — 35.9%
Baidu ADR * (A)	59,547	$5,232,395
Bilibili ADR * (A)	138,706	3,165,271
DouYu International Holdings ADR	6,331	54,827
Hello Group ADR	64,975	534,744
HUYA ADR	35,979	120,889
Inkeverse Group	431,900	69,874
JOYY ADR	12,869	646,024
Kuaishou Technology, Cl B *	1,252,188	12,282,608
Meitu	1,425,700	2,193,943
NetEase ADR	51,117	6,660,545
Tencent Holdings	182,627	12,795,522
Tencent Music Entertainment Group ADR (A)	351,348	7,374,795
Weibo ADR	40,498	390,401
		51,521,838
Consumer Staples — 0.4%
East Buy Holding * (A)	200,100	559,515

Information Technology — 0.2%
Newborn Town *	271,300	367,033

TOTAL CHINA		52,448,386
GERMANY — 0.7%
Communication Services — 0.7%
United Internet	35,060	1,011,219

JAPAN — 4.3%
Communication Services — 4.3%
Anycolor	13,150	416,358
DeNA	34,994	555,040
giftee	8,922	83,769
Gree	27,313	89,836
Kakaku.com	58,581	1,008,172
MIXI	15,709	361,684
Nexon	194,668	3,588,219

TOTAL JAPAN		6,103,078

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.3%
Communication Services — 0.3%
Grindr *	21,525	$376,257

SOUTH KOREA — 12.6%
Communication Services — 12.6%
Com2uSCorp	4,308	120,219
Kakao	146,242	6,116,265
NAVER	68,371	11,585,798
SOOP	5,070	290,644

TOTAL SOUTH KOREA		18,112,926
UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR *	42,903	335,072

UNITED KINGDOM — 0.4%
Communication Services — 0.4%
Trustpilot Group *	161,516	535,637

UNITED STATES — 45.0%
Communication Services — 42.2%
Alphabet, Cl A	31,912	6,123,913
Angi, Cl A *	21,545	349,460
Bumble, Cl A *	34,730	270,199
IAC *	32,095	1,261,334
Match Group (A)	109,224	3,743,107
Meta Platforms, Cl A	20,114	15,556,972
Nextdoor Holdings *	92,684	162,197
Pinterest, Cl A *	280,627	10,832,202
Reddit, Cl A * (A)	52,891	8,493,766
Rumble * (A)	101,893	859,977
Snap, Cl A *	524,773	4,948,609
Spotify Technology *	9,247	5,793,615
Trump Media & Technology Group * (A)	49,327	867,662
Vimeo *	66,808	253,202

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Yelp, Cl A *	30,598	$1,053,489
		60,569,704
Consumer Discretionary — 0.2%
Groupon, Cl A *	10,244	315,925

Industrials — 0.2%
Fiverr International *	14,667	323,847

Information Technology — 2.4%
Life360, CDI *	98,563	2,548,540
Sprinklr, Cl A *	48,647	438,310
Sprout Social, Cl A *	23,776	407,758
		3,394,608
TOTAL UNITED STATES		64,604,084
TOTAL COMMON STOCK (Cost $153,984,452)		143,526,659

	Face Amount
REPURCHASE AGREEMENTS(B) — 10.5%
Cantor Fitzgerald Securities 4.380%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $3,325,440 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,833 - $1,226,999, 2.130% - 7.000%, 12/31/2025 - 07/20/2055, with a total market value of $3,376,290)	$3,325,035	3,325,035
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $3,537,706 (collateralized by various U.S. Treasury Obligations, ranging in par value $191 - $990,073, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $3,597,776)	3,537,271	3,537,271

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $3,325,439 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $228 - $594,005, 0.000% - 7.500%, 08/21/2025 - 07/20/2065, with a total market value of $3,375,339)	$3,325,035	$3,325,035
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $3,325,439 (collateralized by various U.S. Government Obligations, ranging in par value $505 - $1,314,877, 2.000% - 7.000%, 06/01/2030 - 07/01/2055, with a total market value of $3,378,617)	3,325,035	3,325,035
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $132,609 (collateralized by various U.S. Treasury Obligations, ranging in par value $110 - $46,961, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $134,836)	132,593	132,593
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $595,279 (collateralized by various U.S. Treasury Obligations, ranging in par value $107,560 - $391,483, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $599,152)	595,207	595,207

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $812,142 (collateralized by various U.S. Treasury Obligations, ranging in par value $23,685 - $270,295, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $823,999)	$812,044	$812,044
TOTAL REPURCHASE AGREEMENTS (Cost $15,052,220)		15,052,220
TOTAL INVESTMENTS — 110.5% (Cost $169,036,672)		$158,578,879

Percentages are based on Net Assets of $143,549,284.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $17,724,073.
(B)

These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $15,052,220. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $2,693,997.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$143,526,659	$—	$—	$143,526,659
Repurchase Agreements	—	15,052,220	—	15,052,220
Total Investments in Securities	$143,526,659	$15,052,220	$—	$158,578,879

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 1.2%
Consumer Discretionary — 1.2%
Alibaba Group Holding ADR	4,966	$599,049

IRELAND — 1.1%
Industrials — 1.1%
AerCap Holdings	5,422	581,509

NETHERLANDS — 1.4%
Health Care — 1.4%
Newamsterdam Pharma *	32,477	708,323

SINGAPORE — 1.2%
Communication Services — 1.2%
Sea ADR *	3,796	594,643

SWITZERLAND — 1.5%
Consumer Discretionary — 1.5%
Sportradar Group, Cl A *	25,570	756,105

UNITED STATES — 93.5%
Communication Services — 4.1%
Alphabet, Cl A	3,689	707,919
Meta Platforms, Cl A	958	740,956
TKO Group Holdings, Cl A	3,750	630,037
		2,078,912
Consumer Discretionary — 9.8%
Amazon.com *	2,982	698,116
Asbury Automotive Group *	2,608	579,289
Expedia Group	3,679	663,029
Home Depot	1,610	591,691
Lithia Motors, Cl A	1,895	545,760
Modine Manufacturing *	5,864	789,060
Tesla *	1,752	540,089
United Parks & Resorts *	12,453	589,401
		4,996,435

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 5.7%
Albertsons, Cl A	27,738	$533,124
Costco Wholesale	598	561,905
Darling Ingredients *	17,392	563,153
Maplebear *	13,428	644,141
Post Holdings *	5,486	580,474
		2,882,797
Energy — 4.8%
Chesapeake Energy	5,376	563,297
EQT	10,974	589,852
Shell ADR	9,203	664,549
Targa Resources	3,700	615,717
		2,433,415
Financials — 10.2%
Bank of America	13,719	648,497
BlackRock Funding	620	685,726
Comerica	10,429	704,688
Janus Henderson Group	15,838	685,785
LPL Financial Holdings	1,594	630,794
Mastercard, Cl A	1,051	595,360
S&P Global	1,173	646,440
Willis Towers Watson PLC	1,965	620,567
		5,217,857
Health Care — 22.0%
Amicus Therapeutics *	95,338	571,075
Apellis Pharmaceuticals *	35,137	784,960
Biohaven *	38,261	577,741
Boston Scientific *	5,781	606,542
Corcept Therapeutics *	8,165	548,443
Denali Therapeutics *	44,489	615,283
Eli Lilly	809	598,717
Exelixis *	13,503	489,079
Globus Medical, Cl A *	10,008	526,721
Incyte *	9,684	725,235
Madrigal Pharmaceuticals *	2,107	637,388
MoonLake Immunotherapeutics, Cl A *	16,301	822,222
Neurocrine Biosciences *	5,066	649,613

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Nuvalent, Cl A *	8,362	$655,163
PTC Therapeutics *	13,325	694,366
Tenet Healthcare *	3,705	597,542
United Therapeutics *	2,008	551,598
Zimmer Biomet Holdings	6,323	579,503
		11,231,191
Industrials — 13.4%
Avis Budget Group *	5,635	959,303
Delta Air Lines	12,041	640,702
HEICO, Cl A	2,781	717,748
Howmet Aerospace	3,766	677,014
Paycom Software	2,354	545,045
Quanta Services	1,778	722,099
Simpson Manufacturing	3,740	671,068
TransUnion	6,672	635,108
Uber Technologies *	6,679	586,082
United Airlines Holdings *	7,868	694,823
		6,848,992
Information Technology — 14.5%
Apple	2,902	602,368
AppLovin, Cl A *	1,692	661,064
CyberArk Software *	1,727	710,609
GLOBALFOUNDRIES *	15,505	579,732
Guidewire Software *	2,825	639,071
Microsoft	1,350	720,225
NVIDIA	4,529	805,573
Qorvo *	7,699	643,636
Salesforce	2,105	543,785
Snowflake, Cl A *	3,349	748,502
Trimble *	8,529	715,498
		7,370,063
Materials — 2.3%
Linde PLC	1,339	616,288
Sherwin-Williams	1,686	557,864
		1,174,152

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.5%
ProLogis ‡	5,545	$592,095
Welltower ‡	4,123	680,584
		1,272,679
Utilities — 4.2%
PG&E	34,295	480,816
Southwest Gas Holdings	8,883	694,118
Talen Energy *	2,504	945,435
		2,120,369
TOTAL UNITED STATES		47,626,862
TOTAL COMMON STOCK (Cost $46,479,875)		50,866,491
TOTAL INVESTMENTS — 99.9% (Cost $46,479,875)		$50,866,491

Percentages are based on Net Assets of $50,922,125.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
UNITED STATES— 99.5%
Communication Services — 1.8%
Telephone and Data Systems, 6.000%	129,933	$2,395,964
Consumer Discretionary — 2.0%
Ford Motor, 6.500%	113,617	2,680,225
Financials — 73.1%
Affiliated Managers Group, 6.750%	85,023	2,066,059
Allstate, 7.375%	118,820	3,198,634
American National Group, 7.375%	56,901	1,439,595
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	50,328	1,340,235
Apollo Global Management, 6.750% *	58,059	4,422,935
Ares Management, 6.750%	113,540	6,426,364
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	65,086	1,709,158
Athene Holding, 6.350%, US0003M + 4.253% (A)	112,484	2,799,727
Banc of California, 7.750%, H15T5Y + 4.820% (A)	96,836	2,416,058
Bank of America, 7.250% *	3,592	4,382,240
Bank of America, 4.750%	32,954	644,910
Bank of America, 4.250%	61,559	1,085,901
Capital One Financial, 4.375%	127,589	2,216,221
Charles Schwab, 4.450%	112,723	2,196,971
Citizens Financial Group, 7.375%	75,071	1,987,129
Corebridge Financial, 6.375%	114,329	2,777,051
F&G Annuities & Life, 7.300%	70,586	1,701,828
Flagstar Financial, 6.375%, US0003M + 3.821% (A)	96,529	2,014,560
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	103,333	2,705,258
JPMorgan Chase, 4.625%	109,949	2,167,095
JPMorgan Chase, 4.550%	89,164	1,725,323
JPMorgan Chase, 4.200%	119,219	2,176,939
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	113,345	2,824,557
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	94,115	2,349,110
KKR, 6.250%	110,040	6,321,798
Lincoln National, 9.000%	94,466	2,581,756
M&T Bank, 7.500%	148,286	4,008,171
Morgan Stanley, 6.500%	83,502	2,137,651
Morgan Stanley, 5.850%	84,022	2,001,404
Morgan Stanley, 4.250%	108,500	1,888,985

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	94,675	$2,416,106
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	93,610	2,328,081
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (A)	88,047	2,155,391
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	94,656	2,455,377
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	66,291	1,738,813
US Bancorp, 4.500%	84,645	1,605,716
US Bancorp, 4.000%	141,191	2,322,592
Wells Fargo, 7.500% *	4,341	5,142,088
Wells Fargo, 4.250%	54,730	962,701
		98,840,488
Industrials — 1.9%
Chart Industries, 6.750% *	37,232	2,665,439
Information Technology — 7.7%
Hewlett Packard Enterprise, 7.625% *	106,624	6,397,440
MicroStrategy, 8.000%	36,486	4,057,608
		10,455,048
Materials — 4.3%
Albemarle, 7.250% *	170,101	5,776,630
Utilities — 8.7%
PG&E, 6.000%	136,448	5,186,389
SCE Trust VII, 7.500%	100,185	2,317,279
SCE Trust VIII, 6.950%	65,335	1,465,464
Southern, 6.500%	106,578	2,780,620
		11,749,752
TOTAL UNITED STATES		134,563,546
TOTAL PREFERRED STOCK (Cost $131,735,736)		134,563,546
TOTAL INVESTMENTS — 99.5% (Cost $131,735,736)		$134,563,546

Percentages are based on Net Assets of $135,246,890.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperIncome™ Preferred ETF

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 82.2%
NORWAY — 4.3%
Energy — 4.3%
FLEX LNG	583,130	$14,619,069
SFL, Cl B	1,432,768	13,152,810

TOTAL NORWAY		27,771,879
PANAMA — 2.0%
Industrials — 2.0%
Copa Holdings, Cl A	116,979	12,944,896

UNITED KINGDOM — 2.7%
Industrials — 2.7%
Global Ship Lease, Cl A	611,026	17,426,462

UNITED STATES — 73.2%
Communication Services — 5.7%
AT&T	532,608	14,598,786
Cogent Communications Holdings	167,324	7,628,301
Verizon Communications	337,003	14,410,248
		36,637,335
Consumer Discretionary — 1.4%
Wendy’s	925,824	9,119,366

Consumer Staples — 10.6%
Altria Group	263,232	16,304,590
B&G Foods (A)	2,324,546	9,530,639
Kraft Heinz	474,496	13,029,660
Philip Morris International	93,327	15,310,294
Universal	263,326	14,343,367
		68,518,550
Energy — 5.1%
Chord Energy	124,130	13,695,263
Civitas Resources	272,648	8,277,593
TXO Partners	711,703	10,817,886
		32,790,742

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — 5.4%
Orchid Island Capital, Cl A ‡	1,586,182	$11,039,827
TFS Financial	1,013,342	13,284,914
Western Union	1,277,965	10,287,618
		34,612,359
Health Care — 3.3%
Organon	901,210	8,741,737
Pfizer	544,297	12,676,677
		21,418,414
Industrials — 1.8%
Ennis	671,243	11,948,125

Materials — 6.1%
Ardagh Metal Packaging	5,290,512	20,950,427
Dow	349,323	8,135,733
LyondellBasell Industries, Cl A	177,433	10,278,694
		39,364,854
Real Estate — 18.7%
Alexander’s ‡	68,873	17,300,209
CBL & Associates Properties ‡	433,760	11,737,546
Community Healthcare Trust ‡	700,849	10,772,049
Easterly Government Properties, Cl A ‡	520,709	11,455,598
Gaming and Leisure Properties ‡	283,689	12,930,545
LTC Properties ‡	400,130	13,620,425
National Health Investors ‡	203,014	14,182,558
Omega Healthcare Investors ‡	385,819	15,008,359
Universal Health Realty Income Trust ‡	356,104	13,813,274
		120,820,563
Utilities — 15.1%
Avista	374,899	13,983,733
Clearway Energy, Cl C (A)	397,718	12,977,538
Dominion Energy	250,180	14,623,021
Evergy	207,428	14,685,902
Northwest Natural Holding	337,439	13,470,565
Northwestern Energy Group	261,951	14,066,769

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Spire	186,224	$13,868,101
		97,675,629
TOTAL UNITED STATES		472,905,937
TOTAL COMMON STOCK (Cost $572,797,623)		531,049,174

MASTER LIMITED PARTNERSHIPS — 17.6%
UNITED STATES— 17.6%
Energy — 13.8%
Alliance Resource Partners	519,310	13,751,329
Black Stone Minerals	927,227	11,618,154
CrossAmerica Partners	610,018	13,115,387
Delek Logistics Partners	294,058	13,559,014
Global Partners	233,563	12,262,058
MPLX	254,023	13,336,208
USA Compression Partners	488,131	11,641,924
		89,284,074
Materials — 2.0%
Westlake Chemical Partners	580,602	12,790,662
Utilities — 1.8%
Suburban Propane Partners	625,188	11,772,290
TOTAL UNITED STATES		113,847,026
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $71,972,359)		113,847,026

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.0%
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $214,026 (collateralized by various U.S. Treasury Obligations, ranging in par value $12 - $59,898, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $217,660)	$214,000	214,000

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $1,289 (collateralized by various U.S. Treasury Obligations, ranging in par value $1 - $457, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $1,311)	$1,289	$1,289
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $5,778 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,044 - $3,800, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $5,815)	5,777	5,777
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $7,883 (collateralized by various U.S. Treasury Obligations, ranging in par value $230 - $2,624, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $7,998)	7,882	7,882
TOTAL REPURCHASE AGREEMENTS (Cost $228,948)		228,948
TOTAL INVESTMENTS — 99.8% (Cost $644,998,930)		$645,125,148

Percentages are based on Net Assets of $646,721,599.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $4,515,663.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $228,948. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $4,321,307.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$531,049,174	$—	$—	$531,049,174
Master Limited Partnerships	113,847,026	—	—	113,847,026
Repurchase Agreements	—	228,948	—	228,948
Total Investments in Securities	$644,896,200	$228,948	$—	$645,125,148

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.4%
BRAZIL — 11.2%
Communication Services — 2.1%
TIM	212,200	$784,964

Consumer Discretionary — 2.1%
Vibra Energia	216,300	819,448

Financials — 5.2%
Banco Bradesco	308,600	738,627
Banco do Brasil	166,000	584,116
Caixa Seguridade Participacoes S	273,000	671,949
		1,994,692
Utilities — 1.8%
CPFL Energia	103,500	700,840

TOTAL BRAZIL		4,299,944
CHINA — 32.9%
Consumer Discretionary — 4.1%
Chow Tai Fook Jewellery Group (A)	546,600	916,339
HLA Group, Cl A	695,940	658,277
		1,574,616
Energy — 4.3%
Inner Mongolia Yitai Coal, Cl B	359,000	737,745
PetroChina, Cl H	917,200	896,169
		1,633,914
Financials — 8.2%
Bank of China, Cl H	1,241,900	718,245
Bank of Communications, Cl H	820,180	738,684
China CITIC Bank, Cl H	890,000	828,777
China Construction Bank, Cl H	838,800	860,171
		3,145,877
Industrials — 3.9%
Jiangsu Expressway, Cl H	590,000	723,784
Yutong Bus, Cl A	219,200	757,602
		1,481,386

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.8%
Shanghai Baosight Software, Cl B	512,200	$705,299

Materials — 6.5%
Beijing Oriental Yuhong Waterproof Technology, Cl A	474,800	792,189
China Hongqiao Group	380,000	1,006,879
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	969,040	717,688
		2,516,756
Real Estate — 1.9%
Youngor Fashion, Cl A	715,400	729,271

Utilities — 2.2%
China Gas Holdings	803,000	843,917

TOTAL CHINA		12,631,036
COLOMBIA — 1.9%
Utilities — 1.9%
Interconexion Electrica ESP	146,219	737,216

CZECHIA — 3.9%
Financials — 3.9%
Komercni Banka	15,667	750,343
Moneta Money Bank	109,503	765,516

TOTAL CZECHIA		1,515,859
GREECE — 2.0%
Consumer Discretionary — 2.0%
JUMBO	23,124	784,466

HONG KONG — 1.9%
Industrials — 1.9%
Orient Overseas International	41,000	739,045

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
HUNGARY — 1.9%
Energy — 1.9%
MOL Hungarian Oil & Gas	84,826	$740,849

INDIA — 5.7%
Energy — 5.7%
Bharat Petroleum	204,233	767,750
Coal India	155,839	669,530
Indian Oil	450,306	748,567

TOTAL INDIA		2,185,847
INDONESIA — 7.1%
Communication Services — 2.0%
Telkom Indonesia Persero	4,446,900	778,309

Financials — 5.1%
Bank Mandiri Persero	2,256,400	618,436
Bank Negara Indonesia Persero	2,738,100	667,261
Bank Rakyat Indonesia Persero	2,894,200	652,536
		1,938,233
TOTAL INDONESIA		2,716,542
KUWAIT — 2.1%
Communication Services — 2.1%
Mobile Telecommunications KSCP	476,814	828,971

PHILIPPINES — 1.9%
Communication Services — 1.9%
PLDT	32,860	741,896

POLAND — 4.2%
Financials — 4.2%
Bank Polska Kasa Opieki	15,403	844,401
Powszechny Zaklad Ubezpieczen	44,802	756,139

TOTAL POLAND		1,600,540

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
ROMANIA — 1.9%
Real Estate — 1.9%
NEPI Rockcastle	96,858	$745,778

RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC (B)	1,194,381	—
PhosAgro PJSC GDR *(B)	42	—
Severstal PAO (B)	71,665	—

TOTAL RUSSIA		—
SAUDI ARABIA — 1.8%
Energy — 1.8%
Saudi Arabian Oil (A)	106,257	688,343

SOUTH AFRICA — 2.1%
Financials — 2.1%
Absa Group	79,665	794,998

THAILAND — 4.5%
Energy — 2.5%
PTT Exploration & Production NVDR	245,600	946,928

Financials — 2.0%
SCB X NVDR	200,500	776,109

TOTAL THAILAND		1,723,037
TURKEY — 2.4%
Energy — 2.4%
Turkiye Petrol Rafinerileri	221,013	919,594

UNITED ARAB EMIRATES — 2.2%
Real Estate — 2.2%
Emaar Properties PJSC	201,307	835,788

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 1.8%
Consumer Staples — 1.8%
JBS NV *	50,370	$695,106

TOTAL COMMON STOCK (Cost $34,388,545)		35,924,855

PREFERRED STOCK — 6.0%
BRAZIL—1.9%
Utilities — 1.9%
Cia Energetica de Minas Gerais (C)	395,385	729,533
TOTAL BRAZIL		729,533
COLOMBIA—2.0%
Financials — 2.0%
GRUPO CIBEST (C)	70,837	778,927
TOTAL COLOMBIA		778,927
RUSSIA—0.0%
Energy — 0.0%
Surgutneftegas PJSC (B)(C)	3,166,303	—
TOTAL RUSSIA		—
SOUTH KOREA— 2.1%
Consumer Discretionary — 2.1%
Hyundai Motor (C)	6,915	804,789
TOTAL SOUTH KOREA		804,789
TOTAL PREFERRED STOCK (Cost $3,565,156)		2,313,249

	Face Amount
REPURCHASE AGREEMENTS(D) — 3.3%
Bank of America Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $34,620 (collateralized by various U.S. Treasury Obligations, ranging in par value $35,350 - $35,350, 3.875% - 3.875%, 07/31/2027 - 07/31/2027, with a total market value of $35,308)	$34,616	34,616

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $295,129 (collateralized by various U.S. Treasury Obligations, ranging in par value $16 - $82,596, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $300,141)	$295,093	$295,093
Daiwa Capital Markets America, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $7,168 (collateralized by various U.S. Treasury Obligations, ranging in par value $12 - $5,175, 0.000% - 6.000%, 08/14/2025 - 05/15/2047, with a total market value of $7,251)	7,167	7,167
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $295,129 (collateralized by various U.S. Treasury Obligations, ranging in par value $246 - $104,513, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $300,085)	295,093	295,093
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $295,129 (collateralized by various U.S. Treasury Obligations, ranging in par value $53,326 - $194,090, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $297,049)	295,093	295,093
Mizuho Securities USA LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $33,566 (collateralized by various U.S. Treasury Obligations, ranging in par value $608 - $16,672, 0.375% - 4.250%, 06/30/2027 - 06/30/2031, with a total market value of $34,150)	33,562	33,562

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $295,129 (collateralized by various U.S. Treasury Obligations, ranging in par value $8,607 - $98,224, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $299,438)	$295,093	$295,093

TOTAL REPURCHASE AGREEMENTS (Cost $1,255,717)		1,255,717
TOTAL INVESTMENTS — 102.7% (Cost $39,209,418)		$39,493,821

Percentages are based on Net Assets of $38,443,013.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets Index	2	Sep-2025	$155,827	$159,600	$3,773

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $754,893.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $1,255,717. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $0.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$35,924,855	$—	$—	^	$35,924,855
Preferred Stock	2,313,249	—	—	^	2,313,249
Repurchase Agreements	—	1,255,717	—		1,255,717
Total Investments in Securities	$38,238,104	$1,255,717	$—		$39,493,821

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$3,773	$—	$—		$3,773
Total Other Financial Instruments	$3,773	$—	$—		$3,773

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 98.9%
CANADA — 3.4%
Real Estate — 3.4%
SmartCentres Real Estate Investment Trust ‡	349,669	$6,424,066

HONG KONG — 4.3%
Real Estate — 4.3%
Link REIT ‡	1,447,800	8,096,614

SINGAPORE — 17.1%
Real Estate — 17.1%
CapitaLand Ascendas REIT ‡	3,094,000	6,653,763
CapitaLand Integrated Commercial Trust ‡	4,104,700	6,960,604
Frasers Logistics & Commercial Trust ‡	9,069,846	6,152,129
Mapletree Logistics Trust ‡	6,334,000	5,663,422
Mapletree Pan Asia Commercial Trust ‡	6,652,000	6,614,314

TOTAL SINGAPORE		32,044,232
SOUTH AFRICA — 3.8%
Real Estate — 3.8%
Growthpoint Properties ‡	8,941,623	7,056,378

UNITED KINGDOM — 3.6%
Real Estate — 3.6%
LondonMetric Property ‡	2,627,318	6,640,787

UNITED STATES — 66.7%
Financials — 34.5%
AGNC Investment ‡	614,768	5,797,262
Annaly Capital Management ‡	304,524	6,190,973
Apollo Commercial Real Estate Finance ‡	664,418	6,391,701
ARMOUR Residential REIT ‡	321,380	5,241,708
Dynex Capital ‡	471,147	5,861,069
Ellington Financial ‡	475,246	6,030,872
Ladder Capital, Cl A ‡	536,348	5,856,920
Orchid Island Capital, Cl A ‡	750,526	5,223,661
PennyMac Mortgage Investment Trust ‡	471,947	5,564,255
Rithm Capital ‡	526,550	6,334,397

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Starwood Property Trust ‡	309,000	$6,013,140
		64,505,958

Real Estate — 32.2%
Broadstone Net Lease, Cl A ‡	369,868	6,006,656
CTO Realty Growth ‡	305,599	5,045,439
EPR Properties ‡	124,790	6,868,442
Gaming and Leisure Properties ‡	123,305	5,620,242
Getty Realty ‡	194,297	5,399,514
LTC Properties ‡	173,076	5,891,507
NNN REIT ‡	149,908	6,185,204
Omega Healthcare Investors ‡	159,471	6,203,422
Realty Income ‡	109,585	6,151,006
WP Carey ‡	107,376	6,889,244
		60,260,676
TOTAL UNITED STATES		124,766,634
TOTAL COMMON STOCK (Cost $182,024,349)		185,028,711
TOTAL INVESTMENTS — 98.9% (Cost $182,024,349)		$185,028,711

Percentages are based on Net Assets of $187,011,746.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
Dow Jones U.S. Real Estate Index	40	Sep-2025	$1,451,806	$1,447,600	$(4,206)

‡	Real Estate Investment Trust

Schedules of Investments	July 31, 2025 (Unaudited)
Global X SuperDividend® REIT ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$185,028,711	$—	$—	$185,028,711
Total Investments in Securities	$185,028,711	$—	$—	$185,028,711

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(4,206)	$—	$—	$(4,206)
Total Other Financial Instruments	$(4,206)	$—	$—	$(4,206)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 94.9%
AUSTRIA — 5.9%
Utilities — 5.9%
Verbund (A)	19,623	$1,467,722

BRAZIL — 11.4%
Utilities — 11.4%
Centrais Eletricas Brasileiras	220,055	1,486,149
Engie Brasil Energia	150,384	1,072,569
Serena Energia *	138,562	293,283

TOTAL BRAZIL		2,852,001
CANADA — 6.0%
Utilities — 6.0%
Boralex, Cl A (A)	23,066	523,200
Northland Power (A)	58,846	963,635

TOTAL CANADA		1,486,835
CHINA — 4.5%
Utilities — 4.5%
China Datang Renewable Power, Cl H (A)	554,200	162,377
China Longyuan Power Group, Cl H	743,600	671,608
Xinyi Energy Holdings (A)	1,869,200	297,643

TOTAL CHINA		1,131,628
DENMARK — 5.9%
Utilities — 5.9%
Orsted *	31,092	1,470,228

GERMANY — 0.8%
Energy — 0.8%
Verbio (A)	14,126	184,152

INDIA — 1.7%
Utilities — 1.7%
ReNew Energy Global PLC, Cl A *	54,621	415,120

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA — 9.8%
Utilities — 9.8%
Barito Renewables Energy	3,197,500	$1,520,537
Pertamina Geothermal Energy	9,316,900	937,069

TOTAL INDONESIA		2,457,606
ISRAEL — 4.6%
Utilities — 4.6%
Energix-Renewable Energies	123,507	484,184
Enlight Renewable Energy *	26,924	665,290

TOTAL ISRAEL		1,149,474
ITALY — 2.9%
Utilities — 2.9%
ERG	33,689	731,841

JAPAN — 0.8%
Industrials — 0.4%
West Holdings	10,107	101,611

Utilities — 0.4%
RENOVA *	19,939	94,200

TOTAL JAPAN		195,811
NEW ZEALAND — 15.0%
Utilities — 15.0%
Contact Energy	210,856	1,134,002
Mercury NZ	310,964	1,137,263
Meridian Energy	441,497	1,485,636

TOTAL NEW ZEALAND		3,756,901
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC *(C)	271,804,543	—

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 1.4%
Utilities — 1.4%
Scatec *	35,556	$355,441

SOUTH KOREA — 0.5%
Utilities — 0.5%
SK Eternix *	7,436	129,760

SPAIN — 9.3%
Utilities — 9.3%
EDP Renovaveis	126,830	1,495,175
Grenergy Renovables *	6,397	475,175
Solaria Energia y Medio Ambiente * (A)	27,892	359,779

TOTAL SPAIN		2,330,129
THAILAND — 0.6%
Utilities — 0.6%
Energy Absolute NVDR *	1,641,730	145,686

TURKEY — 1.0%
Utilities — 1.0%
Akfen Yenilenebilir Enerji *	263,189	117,094
IC Enterra Yenilenebilir Enerji *	405,601	117,605

TOTAL TURKEY		234,699
UNITED KINGDOM — 2.9%
Utilities — 2.9%
Drax Group	78,120	731,412

UNITED STATES — 9.9%
Industrials — 2.1%
Sunrun * (A)	51,164	524,943

Utilities — 7.8%
Clearway Energy, Cl C (A)	18,657	608,778
NextEra Energy Partners	20,872	198,910

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Ormat Technologies	12,733	$1,138,457
		1,946,145
TOTAL UNITED STATES		2,471,088
TOTAL COMMON STOCK (Cost $44,520,284)		23,697,534

MASTER LIMITED PARTNERSHIP — 4.6%
CANADA—4.6%
Utilities — 4.6%
Brookfield Renewable Partners, Cl A	41,812	1,154,968
TOTAL MASTER LIMITED PARTNERSHIP (Cost $982,481)		1,154,968

	Face Amount
REPURCHASE AGREEMENTS(B) — 6.0%
Bank of America Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $41,388 (collateralized by a U.S. Treasury Obligation, ranging in par value $42,260, 3.875%, 07/31/2027, with a total market value of $42,211)	$41,383	41,383
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $352,817 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $19 - $98,741, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $358,808)	352,774	352,774

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $8,569 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $15 - $6,186, 0.000% - 6.000%, 08/14/2025 - 05/15/2047, with a total market value of $8,669)	$8,568	$8,568
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $352,817 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $294 - $124,942, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $358,742)	352,774	352,774
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $352,817 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $63,750 - $232,029, 0.125% - 4.750%, 02/15/2041 - 08/15/2052, with a total market value of $355,112)	352,774	352,774
Mizuho Securities USA LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $40,126 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $726 - $19,930, 0.375% - 4.250%, 06/30/2027 - 06/30/2031, with a total market value of $40,825)	40,121	40,121

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $352,817 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $10,290 - $117,423, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $357,968)	$352,774	$352,774

TOTAL REPURCHASE AGREEMENTS (Cost $1,501,168)		1,501,168
TOTAL INVESTMENTS — 105.5% (Cost $47,003,933)		$26,353,670

Percentages are based on Net Assets of $24,989,498.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $2,069,232.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $1,501,168. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $662,491.
(C)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$23,697,534	$—	$—	^	$23,697,534
Master Limited Partnership	1,154,968	—	—		1,154,968
Repurchase Agreements	—	1,501,168	—		1,501,168
Total Investments in Securities	$24,852,502	$1,501,168	$—		$26,353,670

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
IRELAND — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A *	11,773	$3,144,568

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	3,999	274,491

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors *	4,748	1,014,980

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC *	5,557	1,143,353

UNITED STATES — 99.4%
Communication Services — 9.8%
Alphabet, Cl A *	107,210	20,573,599
Alphabet, Cl C *	86,479	16,678,340
AT&T *	132,789	3,639,746
Charter Communications, Cl A *	1,747	470,572
Comcast, Cl A *	68,693	2,282,668
Electronic Arts *	4,189	638,781
Fox, Cl A *	3,897	217,297
Fox, Cl B *	2,379	121,662
Interpublic Group *	6,691	164,599
Live Nation Entertainment *	2,885	426,115
Match Group *	4,439	152,125
Meta Platforms, Cl A *	39,994	30,932,959
Netflix *	7,823	9,069,986
News, Cl A *	6,850	200,842
News, Cl B *	1,973	65,938
Omnicom Group *	3,564	256,786
Paramount Global, Cl B *	10,872	136,661
Take-Two Interactive Software *	3,107	692,022
TKO Group Holdings, Cl A *	1,221	205,140
T-Mobile US *	8,798	2,097,531

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications *	77,796	$3,326,557
Walt Disney *	33,183	3,952,427
Warner Bros Discovery *	41,288	543,763
		96,846,116
Consumer Discretionary — 10.4%
Airbnb, Cl A *	7,996	1,058,750
Amazon.com *	175,200	41,016,072
AutoZone *	305	1,149,356
Best Buy *	3,540	230,312
Booking Holdings *	602	3,313,444
CarMax *	2,783	157,546
Carnival *	19,388	577,181
Chipotle Mexican Grill, Cl A *	24,973	1,070,842
Darden Restaurants *	2,169	437,422
Deckers Outdoor *	2,788	296,002
Domino’s Pizza *	619	286,727
DoorDash, Cl A *	6,362	1,592,091
DR Horton *	5,115	730,627
eBay *	8,539	783,453
Expedia Group *	2,247	404,954
Ford Motor *	72,318	800,560
Garmin *	2,846	622,591
General Motors *	17,798	949,345
Genuine Parts *	2,555	329,288
Hasbro *	2,406	180,835
Hilton Worldwide Holdings *	4,398	1,179,016
Home Depot *	18,379	6,754,466
Lennar, Cl A *	4,280	480,130
LKQ *	4,722	139,157
Lowe’s *	10,390	2,322,892
Lululemon Athletica *	2,050	411,087
Marriott International, Cl A *	4,209	1,110,461
McDonald’s *	13,276	3,983,729
Mohawk Industries *	939	107,525
NIKE, Cl B *	21,852	1,632,126
Norwegian Cruise Line Holdings *	8,135	207,931
NVR *	53	400,123
O’Reilly Automotive *	15,857	1,559,060

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Pool *	698	$215,082
PulteGroup *	3,698	417,578
Ralph Lauren, Cl A *	739	220,776
Ross Stores *	6,095	832,211
Royal Caribbean Cruises *	4,642	1,475,553
Starbucks *	21,086	1,880,028
Tapestry *	3,835	414,295
Tesla *	51,958	16,017,093
TJX *	20,724	2,580,760
Tractor Supply *	9,806	558,452
Ulta Beauty *	840	432,608
Williams-Sonoma *	2,271	424,791
Yum! Brands *	5,146	741,796
		102,486,124
Consumer Staples — 5.3%
Archer-Daniels-Midland *	12,222	662,188
Brown-Forman, Cl B *	4,541	131,008
Bunge Global *	3,404	271,503
Campbell Soup *	4,931	157,397
Clorox *	3,113	390,868
Colgate-Palmolive *	20,660	1,732,341
Conagra Brands *	12,037	219,796
Constellation Brands, Cl A *	3,889	649,619
Costco Wholesale *	11,283	10,601,958
Dollar General *	5,582	585,552
Dollar Tree *	5,015	569,453
Estee Lauder, Cl A *	5,948	555,186
General Mills *	13,929	682,242
Hershey *	3,763	700,407
Hormel Foods *	7,346	206,349
J M Smucker *	2,684	288,101
Kellanova *	6,820	544,441
Keurig Dr Pepper *	34,595	1,129,527
Kimberly-Clark *	8,459	1,054,161
Kraft Heinz *	21,942	602,527
Kroger *	15,598	1,093,420
Lamb Weston Holdings *	3,550	202,598
McCormick *	6,411	452,809

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Molson Coors Beverage, Cl B *	4,303	$209,642
Monster Beverage *	17,885	1,050,744
PepsiCo *	34,987	4,825,407
Procter & Gamble *	59,593	8,966,959
Sysco *	12,346	982,742
Target *	11,571	1,162,885
Tyson Foods, Cl A *	7,260	379,698
Walgreens Boots Alliance *	18,054	210,149
Walmart *	109,842	10,762,319
		52,033,996
Energy — 3.0%
APA *	6,507	125,520
Baker Hughes, Cl A *	18,216	820,631
Chesapeake Energy *	3,973	416,291
Chevron *	35,198	5,337,425
ConocoPhillips *	23,282	2,219,706
Coterra Energy *	13,985	341,094
Devon Energy *	11,765	390,833
Diamondback Energy *	3,440	511,390
EOG Resources *	10,060	1,207,401
EQT *	11,014	592,003
Exxon Mobil *	79,231	8,845,349
Halliburton *	15,734	352,442
Kinder Morgan *	35,602	998,992
Marathon Petroleum *	5,648	961,233
Occidental Petroleum *	13,017	571,967
ONEOK *	11,500	944,265
Phillips 66 *	7,504	927,344
Schlumberger *	27,648	934,502
Targa Resources *	3,986	663,310
Texas Pacific Land *	340	329,164
Valero Energy *	5,756	790,356
Williams *	22,511	1,349,535
		29,630,753
Financials — 13.9%
Aflac *	10,285	1,021,918
Allstate *	5,591	1,136,371

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American Express *	11,720	$3,507,913
American International Group *	12,174	945,068
Ameriprise Financial *	2,022	1,047,780
Aon PLC, Cl A *	4,578	1,628,440
Apollo Global Management *	9,539	1,386,208
Arch Capital Group *	7,875	677,723
Arthur J Gallagher *	5,415	1,555,459
Assurant *	1,063	199,100
Bank of America *	138,197	6,532,572
Bank of New York Mellon *	15,138	1,535,750
BlackRock Funding *	3,076	3,402,087
Blackstone *	15,445	2,671,367
Brown & Brown *	5,895	538,626
Capital One Financial *	13,554	2,914,110
Cboe Global Markets *	2,212	533,180
Charles Schwab *	36,170	3,534,894
Chubb *	7,887	2,098,257
Cincinnati Financial *	3,301	486,931
Citigroup *	39,560	3,706,772
Citizens Financial Group *	9,116	435,016
CME Group, Cl A *	7,629	2,122,998
Coinbase Global, Cl A *	4,461	1,685,187
Corpay *	1,481	478,437
Erie Indemnity, Cl A *	511	182,039
Everest Group *	899	301,884
FactSet Research Systems *	805	324,335
Fidelity National Information Services *	11,107	882,007
Fifth Third Bancorp *	14,072	584,973
Fiserv *	11,732	1,630,044
Franklin Resources *	6,436	154,464
Global Payments *	5,130	410,144
Globe Life *	1,717	241,187
Goldman Sachs Group *	6,499	4,702,611
Hartford Financial Services Group *	6,005	746,962
Huntington Bancshares *	30,689	504,220
Intercontinental Exchange *	12,134	2,242,727
Invesco *	9,273	194,826
Jack Henry & Associates *	1,522	258,458
JPMorgan Chase *	58,756	17,405,877

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
KeyCorp *	20,714	$371,195
KKR *	14,321	2,099,172
Loews *	3,658	331,195
M&T Bank *	3,394	640,448
MarketAxess Holdings *	789	162,140
Marsh & McLennan *	10,429	2,077,457
Mastercard, Cl A *	17,148	9,713,828
MetLife *	11,909	904,489
Moody’s *	3,283	1,693,142
Morgan Stanley *	26,157	3,726,326
MSCI, Cl A *	1,629	914,455
Nasdaq *	8,732	840,193
Northern Trust *	4,092	531,960
PayPal Holdings *	20,573	1,414,599
PNC Financial Services Group *	8,379	1,594,272
Principal Financial Group *	4,324	336,537
Progressive *	12,423	3,006,863
Prudential Financial *	7,479	774,675
Raymond James Financial *	3,829	639,941
Regions Financial *	18,922	479,294
S&P Global *	6,645	3,662,060
State Street *	6,021	672,847
Synchrony Financial *	8,014	558,335
T Rowe Price Group *	4,645	471,235
Travelers *	4,797	1,248,371
Truist Financial *	27,693	1,210,461
US Bancorp *	32,965	1,482,106
Visa, Cl A *	36,173	12,496,686
W R Berkley *	6,313	434,398
Wells Fargo *	68,616	5,532,508
Willis Towers Watson PLC *	2,099	662,885
		137,232,995
Health Care — 8.7%
Align Technology *	3,179	410,123
Amgen *	25,183	7,431,503
Baxter International *	24,053	523,393
Biogen *	6,864	878,592
Boston Scientific *	69,275	7,268,333

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cardinal Health *	11,219	$1,741,413
Cencora *	8,101	2,317,534
Cigna Group *	12,567	3,360,164
CVS Health *	59,481	3,693,770
DaVita *	1,942	272,599
Dexcom *	18,407	1,486,733
Edwards Lifesciences *	27,555	2,185,387
Elevance Health *	10,619	3,006,027
GE HealthCare Technologies *	21,511	1,534,165
Gilead Sciences *	58,226	6,538,198
Henry Schein *	5,676	383,981
Hologic *	10,437	697,400
Humana *	5,658	1,413,765
IDEXX Laboratories *	3,780	2,019,692
Incyte *	7,518	563,023
Insulet *	3,311	954,892
Intuitive Surgical *	16,786	8,075,577
IQVIA Holdings *	7,714	1,433,724
Labcorp Holdings *	3,926	1,021,074
McKesson *	5,892	4,086,338
Medtronic PLC *	60,022	5,416,385
Mettler-Toledo International *	980	1,209,006
Molina Healthcare *	2,541	401,148
Quest Diagnostics *	5,235	876,391
ResMed *	6,881	1,871,219
Solventum *	6,470	461,699
STERIS PLC *	4,619	1,046,157
Stryker *	16,110	6,326,880
West Pharmaceutical Services *	3,375	807,503
Zimmer Biomet Holdings *	9,272	849,779
Zoetis, Cl A *	20,926	3,050,802
		85,614,369
Industrials — 8.6%
3M *	12,778	1,906,733
A O Smith *	2,712	191,982
Allegion PLC *	2,033	337,315
AMETEK *	5,468	1,010,760
Automatic Data Processing *	9,642	2,984,199

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Axon Enterprise *	1,747	$1,319,841
Broadridge Financial Solutions *	2,777	687,335
Builders FirstSource *	2,600	330,538
Carrier Global *	18,922	1,298,428
Caterpillar *	11,183	4,898,378
CH Robinson Worldwide *	2,787	321,397
Cintas *	8,141	1,811,780
Copart *	20,838	944,587
CSX *	44,584	1,584,515
Cummins *	3,276	1,204,323
Dayforce *	3,749	216,205
Deere *	6,004	3,148,317
Delta Air Lines *	15,462	822,733
Dover *	3,253	589,248
Eaton PLC *	9,291	3,574,433
Emerson Electric *	13,345	1,941,831
Equifax *	2,935	705,075
Expeditors International of Washington *	3,240	376,618
Fastenal *	27,203	1,254,874
FedEx *	5,227	1,168,182
Fortive *	8,033	385,022
GE Vernova *	6,483	4,280,660
Generac Holdings *	1,379	268,477
General Electric *	25,234	6,840,433
Howmet Aerospace *	9,572	1,720,758
Hubbell, Cl B *	1,262	552,100
IDEX *	1,771	289,576
Illinois Tool Works *	6,330	1,620,290
Ingersoll Rand *	9,547	807,963
Jacobs Solutions *	2,829	401,350
JB Hunt Transport Services *	1,832	263,900
Johnson Controls International *	15,616	1,639,680
Lennox International *	763	464,667
Masco *	4,968	338,470
Nordson *	1,271	272,261
Norfolk Southern *	5,346	1,486,188
Old Dominion Freight Line *	4,394	655,804
Otis Worldwide *	9,348	801,030
PACCAR *	12,456	1,230,155

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Paychex *	7,605	$1,097,630
Paycom Software *	1,148	265,808
Pentair PLC *	3,880	396,536
Quanta Services *	3,521	1,429,984
Republic Services, Cl A *	4,823	1,112,425
Rockwell Automation *	2,669	938,714
Rollins *	6,626	379,471
Snap-On *	1,234	396,348
Southwest Airlines *	13,464	416,441
Stanley Black & Decker *	3,635	245,908
Trane Technologies PLC *	5,294	2,319,196
Uber Technologies *	49,701	4,361,263
Union Pacific *	14,194	3,150,642
United Airlines Holdings *	7,725	682,195
United Parcel Service, Cl B *	17,427	1,501,510
United Rentals *	1,537	1,357,079
Veralto *	5,872	615,562
Verisk Analytics, Cl A *	3,325	926,711
Waste Management *	8,700	1,993,692
Westinghouse Air Brake Technologies *	4,051	777,995
WW Grainger *	1,041	1,082,161
Xylem *	5,755	832,288
		85,227,970
Information Technology — 33.5%
Adobe *	8,011	2,865,455
Advanced Micro Devices *	30,509	5,379,042
Akamai Technologies *	2,711	206,876
Amphenol, Cl A *	22,748	2,422,889
Analog Devices *	9,319	2,093,327
Apple *	280,454	58,213,837
Applied Materials *	15,281	2,751,497
Arista Networks *	19,353	2,384,677
Autodesk *	4,015	1,216,987
Broadcom *	88,290	25,930,773
Cadence Design Systems *	5,130	1,870,244
CDW *	2,463	429,498
Cisco Systems *	74,480	5,070,598
Cognizant Technology Solutions, Cl A *	9,236	662,775

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *	4,691	$2,132,388
Dell Technologies, Cl C *	5,607	743,993
Enphase Energy *	2,388	77,276
EPAM Systems *	1,052	165,911
F5 *	1,074	336,613
Fair Isaac *	449	645,087
First Solar *	2,007	350,683
Fortinet *	11,924	1,191,208
Gartner *	1,439	487,317
Gen Digital *	10,171	299,943
GoDaddy, Cl A *	2,663	430,288
Hewlett Packard Enterprise *	24,555	508,043
HP *	17,626	437,125
Intel *	81,985	1,623,303
Intuit *	5,258	4,128,214
Jabil *	2,015	449,688
Keysight Technologies *	3,244	531,724
KLA *	2,488	2,187,027
Lam Research *	24,055	2,281,376
Microchip Technology *	10,084	681,578
Micron Technology *	21,009	2,292,922
Microsoft *	139,563	74,456,860
Monolithic Power Systems *	903	642,250
Motorola Solutions *	3,126	1,372,251
NetApp *	3,800	395,694
NVIDIA *	457,929	81,451,831
ON Semiconductor *	7,807	440,002
Oracle *	30,468	7,731,864
Palantir Technologies, Cl A *	39,829	6,306,922
Palo Alto Networks *	12,457	2,162,535
PTC *	2,245	482,248
QUALCOMM *	20,636	3,028,539
Roper Technologies *	2,028	1,116,211
Salesforce *	18,052	4,663,373
Seagate Technology Holdings *	3,970	623,330
ServiceNow *	3,894	3,672,509
Skyworks Solutions *	2,780	190,541
Super Micro Computer *	9,606	566,466
Synopsys *	3,455	2,188,639

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne *	2,977	$319,819
Texas Instruments *	17,083	3,093,048
Trimble *	4,439	372,388
Tyler Technologies *	814	475,832
VeriSign *	1,506	404,918
Western Digital *	6,515	512,665
Workday, Cl A *	4,062	931,742
Zebra Technologies, Cl A *	952	322,747
		331,405,406
Materials — 1.8%
Air Products & Chemicals *	4,133	1,189,808
Albemarle *	2,147	145,674
Amcor PLC *	42,373	396,188
Avery Dennison *	1,437	241,086
Ball *	5,117	292,999
CF Industries Holdings *	2,982	276,819
Corteva *	12,678	914,464
Dow *	13,063	304,237
DuPont de Nemours *	7,755	557,585
Ecolab *	4,700	1,230,272
Freeport-McMoRan *	26,703	1,074,529
International Flavors & Fragrances *	4,733	336,185
International Paper *	9,782	457,211
Linde PLC *	8,773	4,037,861
LyondellBasell Industries, Cl A *	4,747	274,994
Martin Marietta Materials *	1,121	644,440
Mosaic *	5,838	210,226
Newmont *	20,694	1,285,097
Nucor *	4,270	610,909
Packaging Corp of America *	1,643	318,331
PPG Industries *	4,198	442,889
Sherwin-Williams *	4,282	1,416,828
Smurfit WestRock *	9,170	406,965
Steel Dynamics *	2,549	325,150
Vulcan Materials *	2,453	673,766
		18,064,513

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.0%
American Tower ‡ *	9,366	$1,951,781
AvalonBay Communities ‡ *	2,831	527,359
BXP ‡ *	2,872	187,915
Camden Property Trust ‡ *	2,122	231,722
CBRE Group, Cl A *	5,873	914,661
CoStar Group *	8,429	802,356
Crown Castle ‡ *	8,705	914,808
Digital Realty Trust ‡ *	6,331	1,117,042
Equinix ‡ *	1,968	1,545,215
Equity Residential ‡ *	6,804	430,013
Essex Property Trust ‡ *	1,280	333,030
Extra Space Storage ‡ *	4,227	567,940
Federal Realty Investment Trust ‡ *	1,520	140,083
Host Hotels & Resorts ‡ *	13,717	215,631
Invitation Homes ‡ *	11,340	347,571
Iron Mountain ‡ *	5,894	573,840
Kimco Realty ‡ *	13,426	285,034
Mid-America Apartment Communities ‡ *	2,330	331,862
ProLogis ‡ *	18,566	1,982,477
Public Storage ‡ *	3,145	855,251
Realty Income ‡ *	18,051	1,013,203
Regency Centers ‡ *	3,242	231,479
SBA Communications, Cl A ‡ *	2,148	482,699
Simon Property Group ‡ *	6,137	1,005,179
UDR ‡ *	5,976	234,797
Welltower ‡ *	12,442	2,053,801
Weyerhaeuser ‡ *	14,418	361,171
		19,637,920
Utilities — 2.4%
AES *	12,852	169,004
Alliant Energy *	4,700	305,547
Ameren *	4,962	501,807
American Electric Power *	9,844	1,113,750
American Water Works *	3,584	502,620
Atmos Energy *	2,908	453,415
CenterPoint Energy *	11,962	464,365
CMS Energy *	5,474	403,981
Consolidated Edison *	6,621	685,273

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Constellation Energy *	5,771	$2,007,385
Dominion Energy *	15,690	917,081
DTE Energy *	3,810	527,342
Duke Energy *	14,326	1,742,615
Edison International *	7,056	367,759
Entergy *	8,198	741,345
Evergy *	4,198	297,218
Eversource Energy *	6,731	444,919
Exelon *	18,567	834,401
FirstEnergy *	9,403	401,602
NextEra Energy *	37,990	2,699,569
NiSource *	8,621	365,961
NRG Energy *	3,595	601,084
PG&E *	40,381	566,142
Pinnacle West Capital *	2,177	197,280
PPL *	13,572	484,385
Public Service Enterprise Group *	9,176	823,913
Sempra *	11,997	979,915
Southern *	20,270	1,915,110
Vistra *	6,254	1,304,209
WEC Energy Group *	5,874	640,736
Xcel Energy *	10,601	778,537
		24,238,270
TOTAL UNITED STATES		982,418,432
TOTAL COMMON STOCK (Cost $682,638,286)		987,995,824
TOTAL INVESTMENTS — 99.9% (Cost $682,638,286)		$987,995,824

Percentages are based on Net Assets of $988,615,001.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA — 4.0%
Materials — 2.1%
Fortescue *	47,325	$541,455

Utilities — 1.9%
APA Group *	93,434	504,720

TOTAL AUSTRALIA		1,046,175
AUSTRIA — 1.8%
Energy — 1.8%
OMV *	9,119	466,330

BELGIUM — 2.0%
Financials — 2.0%
Ageas *	7,627	521,584

CHINA — 2.0%
Industrials — 2.0%
SITC International Holdings *	159,600	517,429

DENMARK — 2.0%
Industrials — 2.0%
AP Moller - Maersk, Cl A *	265	523,509

FRANCE — 11.8%
Communication Services — 1.9%
Orange *	32,933	503,017

Financials — 3.8%
AXA *	10,586	517,117
Credit Agricole *	24,780	458,043
		975,160
Real Estate — 4.1%
Covivio ‡ *	8,764	571,254
Klepierre ‡ *	13,003	499,457
		1,070,711

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.0%
Engie *	23,252	$522,146

TOTAL FRANCE		3,071,034
HONG KONG — 14.7%
Communication Services — 2.1%
HKT Trust & HKT *	350,020	551,114

Consumer Staples — 2.2%
WH Group *	564,000	568,311

Real Estate — 6.5%
Henderson Land Development *	159,333	558,173
Hongkong Land Holdings *	96,000	580,800
Sino Land *	477,300	550,263
		1,689,236
Utilities — 3.9%
CK Infrastructure Holdings *	73,700	519,655
Power Assets Holdings *	73,673	485,210
		1,004,865

TOTAL HONG KONG		3,813,526
ITALY — 11.9%
Energy — 2.2%
Eni *	33,337	568,901

Financials — 7.8%
Banco BPM *	43,883	562,532
Generali *	13,082	489,914
Mediobanca Banca di Credito Finanziario *	21,536	476,710
Poste Italiane *	23,296	505,670
		2,034,826
Utilities — 1.9%
Snam *	83,718	486,185

TOTAL ITALY		3,089,912

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 5.6%
Communication Services — 1.8%
SoftBank *	323,466	$469,847

Financials — 1.9%
Japan Post Holdings *	53,422	497,853

Industrials — 1.9%
Mitsui OSK Lines *	14,205	479,966

TOTAL JAPAN		1,447,666
NETHERLANDS — 2.1%
Financials — 2.1%
NN Group *	7,958	538,846

NORWAY — 7.8%
Communication Services — 1.9%
Telenor *	32,029	493,809

Energy — 4.1%
Aker BP *	21,524	523,387
Equinor *	20,815	541,332
		1,064,719

Financials — 1.8%
DNB Bank *	18,314	466,682

TOTAL NORWAY		2,025,210
PORTUGAL — 2.1%
Utilities — 2.1%
EDP *	124,623	540,022

SINGAPORE — 1.8%
Industrials — 1.8%
Singapore Airlines *	91,400	479,069

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 8.1%
Communication Services — 1.9%
Telefonica *	96,151	$497,862

Energy — 2.2%
Repsol *	37,279	566,624

Financials — 2.1%
CaixaBank *	56,947	537,722

Industrials — 1.9%
ACS Actividades de Construccion y Servicios *	7,312	505,482

TOTAL SPAIN		2,107,690
SWEDEN — 3.6%
Financials — 1.7%
Svenska Handelsbanken, Cl A *	35,989	441,391

Industrials — 1.9%
Volvo, Cl B *	17,228	496,374

TOTAL SWEDEN		937,765
SWITZERLAND — 1.9%
Financials — 1.9%
Zurich Insurance Group *	700	479,798

UNITED KINGDOM — 16.3%
Communication Services — 2.0%
Vodafone Group PLC *	474,482	515,007

Consumer Staples — 4.3%
British American Tobacco PLC *	11,223	600,017
Imperial Brands *	13,082	511,397
		1,111,414

Financials — 8.2%
Aviva PLC *	60,700	521,002
Legal & General Group PLC *	151,940	516,346
M&G PLC *	167,163	578,697

Schedules of Investments	July 31, 2025 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Phoenix Group Holdings PLC *	59,335	$521,378
		2,137,423
Utilities — 1.8%
National Grid PLC *	33,888	475,363

TOTAL UNITED KINGDOM		4,239,207
TOTAL COMMON STOCK (Cost $23,441,865)		25,844,772
TOTAL INVESTMENTS — 99.5% (Cost $23,441,865)		$25,844,772

Percentages are based on Net Assets of $25,966,600.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA — 1.7%
Consumer Discretionary — 1.7%
Temple & Webster Group *	47,743	$752,190
Webjet * (A)	175,588	506,473

TOTAL AUSTRALIA		1,258,663
BRAZIL — 4.2%
Communication Services — 0.3%
VTEX, Cl A *	38,791	231,582

Consumer Discretionary — 3.9%
MercadoLibre *	1,176	2,791,695

TOTAL BRAZIL		3,023,277
CANADA — 8.0%
Industrials — 3.9%
RB Global	26,085	2,823,962

Information Technology — 4.1%
Shopify, Cl A *	24,438	2,986,568

TOTAL CANADA		5,810,530
CHINA — 25.8%
Communication Services — 3.8%
NetEase ADR	21,118	2,751,675

Consumer Discretionary — 19.5%
Alibaba Group Holding ADR	24,036	2,899,463
JD.com ADR	87,747	2,763,153
PDD Holdings ADR *	26,762	3,036,149
Trip.com Group ADR	44,562	2,760,616
Vipshop Holdings ADR	180,447	2,722,945
		14,182,326
Consumer Staples — 2.5%
Alibaba Health Information Technology * (A)	2,929,500	1,821,142

TOTAL CHINA		18,755,143

Schedules of Investments	July 31, 2025 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.5%
Consumer Discretionary — 0.5%
Jumia Technologies ADR * (A)	70,550	$330,880

HONG KONG — 0.4%
Consumer Discretionary — 0.4%
GigaCloud Technology, Cl A * (A)	14,427	321,289

ISRAEL — 2.8%
Consumer Discretionary — 2.8%
Global-e Online *	62,094	2,058,416

JAPAN — 4.3%
Consumer Discretionary — 3.7%
Rakuten Group *	526,278	2,699,668

Information Technology — 0.6%
AnyMind Group *	56,373	215,011
BASE * (A)	79,118	211,339
		426,350
TOTAL JAPAN		3,126,018
POLAND — 4.0%
Consumer Discretionary — 4.0%
Allegro.eu *	290,022	2,874,977

SINGAPORE — 3.8%
Communication Services — 3.8%
Sea ADR *	17,765	2,782,887

TURKEY — 0.7%
Consumer Discretionary — 0.7%
D-MARKET Elektronik Hizmetler ve Ticaret ADR *	185,639	499,369

Schedules of Investments	July 31, 2025 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 43.2%
Communication Services — 1.9%
Shutterstock	13,762	$263,680
TripAdvisor *	63,880	1,117,261
		1,380,941
Consumer Discretionary — 30.2%
Amazon.com *	12,421	2,907,880
Beyond * (A)	32,666	292,361
Booking Holdings	495	2,724,510
Carvana, Cl A *	8,069	3,148,282
eBay	36,409	3,340,526
Etsy *	50,489	2,941,994
Expedia Group	15,707	2,830,715
Groupon, Cl A *	12,172	375,384
Torrid Holdings *	74,577	185,697
Williams-Sonoma	17,185	3,214,454
		21,961,803
Financials — 0.4%
LendingTree *	6,293	293,758

Industrials — 2.3%
ACV Auctions, Cl A *	94,332	1,340,458
Liquidity Services *	13,605	324,887
		1,665,345
Information Technology — 4.0%
BigCommerce Holdings *	43,226	206,620
GoDaddy, Cl A *	16,741	2,705,011
		2,911,631
Real Estate — 4.4%
CoStar Group *	33,438	3,182,963

TOTAL UNITED STATES		31,396,441
TOTAL COMMON STOCK (Cost $68,115,695)		72,237,890

Schedules of Investments	July 31, 2025 (Unaudited)

Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.5%
Bank of America Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $28,808 (collateralized by a U.S. Treasury Obligation, ranging in par value $29,416, 3.875%, 07/31/2027, with a total market value of $29,381)	$28,805	$28,805
Citadel Securities LLC 4.430%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $249,031 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $13 - $69,694, 0.000% - 5.000%, 08/14/2025 - 05/15/2055, with a total market value of $253,259)	249,000	249,000
Daiwa Capital Markets America, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $5,965 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $10 - $4,306, 0.000% - 6.000%, 08/14/2025 - 05/15/2047, with a total market value of $6,034)	5,964	5,964
HSBC Securities USA, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $249,030 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $208 - $88,189, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $253,212)	249,000	249,000

Schedules of Investments	July 31, 2025 (Unaudited)

Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
JP Morgan Securities LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $249,030 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $208 - $88,189, 0.000% - 4.000%, 04/15/2027 - 11/15/2054, with a total market value of $253,212)	$249,000	$249,000
Mizuho Securities USA LLC 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $27,929 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $506 - $13,873, 0.375% - 4.250%, 06/30/2027 - 06/30/2031, with a total market value of $28,416)	27,926	27,926
Natwest Markets Securities, Inc. 4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $249,030 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7,263 - $82,881, 2.875% - 4.625%, 04/30/2029 - 05/15/2032, with a total market value of $252,666)	249,000	249,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,058,695)		1,058,695
TOTAL INVESTMENTS — 100.9% (Cost $69,174,390)		$73,296,585

Percentages are based on Net Assets of $72,673,858.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $1,889,384.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X E-commerce ETF

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $1,058,695. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $880,913.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,237,890	$—	$—	$72,237,890
Repurchase Agreements	—	1,058,695	—	1,058,695
Total Investments in Securities	$72,237,890	$1,058,695	$—	$73,296,585

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA — 8.6%
Communication Services — 0.1%
REA Group *	74	$11,410
Telstra Group *	5,531	17,699
		29,109
Consumer Discretionary — 0.6%
Aristocrat Leisure *	998	45,005
Wesfarmers *	1,814	100,151
		145,156
Consumer Staples — 0.4%
Coles Group *	3,228	43,105
Woolworths Group *	2,945	59,747
		102,852
Energy — 0.3%
Santos *	4,497	22,787
Woodside Energy Group *	2,714	46,463
		69,250
Financials — 3.2%
ANZ Group Holdings *	4,307	85,188
Commonwealth Bank of Australia *	2,416	276,746
Insurance Australia Group *	3,410	19,255
Macquarie Group *	507	70,960
National Australia Bank *	4,418	110,680
QBE Insurance Group *	2,165	32,339
Suncorp Group *	1,558	21,025
Westpac Banking *	4,934	107,438
		723,631
Health Care — 0.9%
Cochlear *	398	81,621
Sigma Healthcare *	34,599	64,379
Sonic Healthcare *	2,931	52,104
		198,104
Industrials — 0.6%
Brambles *	2,686	41,349

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Computershare *	1,068	$28,984
Transurban Group *	6,239	55,515
		125,848
Information Technology — 0.1%
WiseTech Global *	267	20,522

Materials — 1.9%
BHP Group *	7,604	192,161
Fortescue *	2,446	27,985
Glencore *	14,334	57,808
Rio Tinto *	545	39,195
Rio Tinto *	1,573	93,746
South32 *	6,497	12,298
		423,193
Real Estate — 0.4%
Goodman Group ‡ *	2,874	65,098
Scentre Group ‡ *	7,225	17,444
		82,542
Utilities — 0.1%
Origin Energy *	2,548	19,145

TOTAL AUSTRALIA		1,939,352
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A *	163	1,735

Energy — 0.1%
OMV *	194	9,921

Financials — 0.2%
Erste Group Bank *	458	42,224

Industrials — 0.0%
ANDRITZ *	138	9,674

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.0%
Verbund *	128	$9,574

TOTAL AUSTRIA		73,128
BELGIUM — 1.5%
Consumer Staples — 0.6%
Anheuser-Busch InBev *	2,157	126,896

Financials — 0.2%
KBC Group *	377	39,594

Health Care — 0.7%
UCB *	725	158,034

TOTAL BELGIUM		324,524
BRAZIL — 0.1%
Materials — 0.1%
Yara International *	231	8,620

CHINA — 0.7%
Consumer Discretionary — 0.5%
Prosus *	2,129	122,422

Consumer Staples — 0.1%
Budweiser Brewing APAC *	4,000	4,209
Wilmar International *	6,212	14,125
		18,334
Financials — 0.1%
BOC Hong Kong Holdings *	5,200	23,383

TOTAL CHINA		164,139
DENMARK — 0.9%
Health Care — 0.3%
Coloplast, Cl B *	762	70,522

Industrials — 0.6%
AP Moller - Maersk, Cl A *	6	11,853
AP Moller - Maersk, Cl B *	9	17,938

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
DSV *	394	$88,501
		118,292
TOTAL DENMARK		188,814
FINLAND — 0.9%
Energy — 0.0%
Neste *	576	9,121

Financials — 0.5%
Nordea Bank Abp *	5,047	73,949
Sampo, Cl A *	3,596	38,754
		112,703
Industrials — 0.2%
Kone, Cl B *	797	49,204

Information Technology — 0.2%
Nokia *	7,750	31,826

TOTAL FINLAND		202,854
FRANCE — 9.8%
Consumer Discretionary — 1.7%
Christian Dior *	6	3,090
Hermes International SCA *	55	135,405
Kering *	116	28,744
LVMH Moet Hennessy Louis Vuitton *	415	224,360
		391,599
Consumer Staples — 1.9%
Danone *	1,519	124,968
L’Oreal *	556	247,769
Pernod Ricard *	469	48,505
		421,242
Energy — 0.9%
TotalEnergies *	3,261	194,158

Financials — 1.2%
AXA *	2,471	120,706

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BNP Paribas *	1,436	$131,584
Credit Agricole *	1,420	26,248
		278,538
Health Care — 2.3%
EssilorLuxottica *	1,752	522,566

Industrials — 0.6%
Vinci *	1,012	140,847

Information Technology — 0.1%
Dassault Systemes *	961	31,776

Materials — 0.8%
Air Liquide *	866	171,275

Utilities — 0.3%
Engie *	2,584	58,026

TOTAL FRANCE		2,210,027
GERMANY — 9.2%
Communication Services — 0.8%
Deutsche Telekom *	5,009	180,476

Consumer Discretionary — 0.7%
adidas *	270	51,932
Bayerische Motoren Werke *	452	43,394
Mercedes-Benz Group *	1,128	64,682
Volkswagen *	56	6,031
		166,039
Consumer Staples — 0.1%
Henkel & KGaA *	243	17,327

Financials — 2.0%
Allianz *	555	220,549
Deutsche Boerse *	274	79,687
Hannover Rueck *	91	27,747

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen *	189	$124,513
		452,496
Health Care — 0.4%
Siemens Healthineers *	1,828	98,962

Industrials — 2.3%
Daimler Truck Holding *	1,006	49,315
Deutsche Post *	1,847	83,396
Hapag-Lloyd *	15	2,179
Siemens *	1,492	384,053
		518,943
Information Technology — 2.3%
Infineon Technologies *	1,927	76,389
SAP *	1,495	429,142
		505,531
Materials — 0.3%
BASF *	1,318	65,107

Utilities — 0.3%
E.ON *	3,301	60,280

TOTAL GERMANY		2,065,161
HONG KONG — 2.1%
Financials — 1.4%
AIA Group *	15,365	143,667
Hang Seng Bank *	1,112	16,234
Hong Kong Exchanges & Clearing *	1,714	93,233
Prudential *	3,734	47,625
		300,759
Industrials — 0.3%
Jardine Matheson Holdings *	450	24,539
MTR *	3,300	11,876

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Techtronic Industries *	2,383	$28,626
		65,041
Real Estate — 0.2%
CK Asset Holdings *	3,000	13,777
Henderson Land Development *	2,550	8,933
Sun Hung Kai Properties *	2,040	24,298
		47,008
Utilities — 0.2%
CK Infrastructure Holdings *	750	5,288
CLP Holdings *	2,266	19,672
Hong Kong & China Gas *	16,110	14,386
Power Assets Holdings *	1,900	12,514
		51,860
TOTAL HONG KONG		464,668
IRELAND — 0.1%
Industrials — 0.1%
Kingspan Group *	303	25,195

ISRAEL — 0.9%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication *	2,683	5,010

Consumer Discretionary — 0.0%
Global-e Online *	155	5,138

Financials — 0.5%
Bank Hapoalim *	1,871	35,296
Bank Leumi Le-Israel *	2,114	39,300
First International Bank of Israel *	67	4,677
Israel Discount Bank, Cl A *	1,744	16,763
Mizrahi Tefahot Bank *	219	13,588
Phoenix Financial *	241	8,262
		117,886
Information Technology — 0.3%
Camtek *	42	4,116

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Check Point Software Technologies *	124	$23,089
Nice *	93	14,617
Nova *	45	12,097
Tower Semiconductor *	149	6,974
Wix.com *	79	10,746
		71,639
Real Estate — 0.1%
Azrieli Group *	57	5,637
Melisron *	38	4,400
		10,037
TOTAL ISRAEL		209,710
ITALY — 2.9%
Consumer Discretionary — 0.4%
Ferrari *	195	85,994
PRADA *	900	4,918
		90,912
Consumer Staples — 0.0%
Davide Campari-Milano *	1,307	9,066

Energy — 0.2%
Eni *	2,933	50,052

Financials — 1.6%
Generali *	1,567	58,683
Intesa Sanpaolo *	22,356	135,486
UniCredit *	2,231	165,031
		359,200
Industrials — 0.2%
Prysmian *	573	46,157

Utilities — 0.5%
Enel *	11,330	100,279

TOTAL ITALY		655,666

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 25.5%
Communication Services — 2.2%
Capcom *	479	$12,337
Dentsu Group *	330	6,553
KDDI *	4,052	66,921
Konami Group *	139	18,953
LY *	3,680	13,571
Nexon *	585	10,783
Nintendo *	1,658	139,805
Nippon Telegraph & Telephone *	42,757	43,383
SoftBank *	40,284	58,514
SoftBank Group *	1,488	116,770
		487,590
Consumer Discretionary — 4.3%
Aisin *	1,035	14,435
Asics *	1,218	28,877
Bandai Namco Holdings *	1,076	35,091
Bridgestone *	960	39,109
Denso *	3,342	45,657
Fast Retailing *	337	103,858
Honda Motor *	7,923	82,602
Isuzu Motors *	842	10,896
Nissan Motor *	3,640	7,779
Nitori Holdings *	134	11,526
Oriental Land *	2,022	41,852
Pan Pacific International Holdings *	847	28,529
Panasonic Holdings *	3,753	35,923
Rakuten Group *	2,397	12,296
Sekisui House *	1,080	22,871
Shimano *	128	14,097
Subaru *	968	17,878
Sumitomo Electric Industries *	1,272	31,763
Suzuki Motor *	3,234	35,812
Toyota Motor *	19,899	356,541
		977,392
Consumer Staples — 1.4%
Aeon *	2,210	70,972
Asahi Group Holdings *	3,620	46,160

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kao *	1,119	$50,635
Kirin Holdings *	1,957	25,995
Nissin Foods Holdings *	566	10,798
Seven & i Holdings *	5,721	75,915
Shiseido *	950	15,500
Suntory Beverage & Food *	315	9,561
Unicharm *	2,998	20,837
		326,373
Energy — 0.2%
ENEOS Holdings *	4,304	22,696
Inpex *	1,410	20,120
		42,816
Financials — 4.2%
Dai-ichi Life Holdings *	5,451	43,591
Daiwa Securities Group *	2,030	14,258
Japan Exchange Group *	1,441	14,171
Japan Post Bank *	2,500	28,157
Mitsubishi HC Capital *	1,397	10,369
Mitsubishi UFJ Financial Group *	17,260	242,049
Mizuho Financial Group *	3,612	107,572
MS&AD Insurance Group Holdings *	1,946	41,947
Nomura Holdings *	4,114	27,473
ORIX *	1,652	37,322
Resona Holdings *	3,309	30,541
Sompo Holdings *	1,402	41,661
Sumitomo Mitsui Financial Group *	5,646	144,625
Sumitomo Mitsui Trust Holdings *	1,019	26,928
T&D Holdings *	832	20,549
Tokio Marine Holdings *	2,774	112,881
		944,094
Health Care — 3.0%
Hoya *	2,104	268,147
Kyowa Kirin *	1,552	26,782
Olympus *	6,875	82,754
Otsuka Holdings *	3,201	155,333
Shionogi *	4,979	84,232

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sysmex *	2,910	$47,896
		665,144
Industrials — 5.4%
ANA Holdings *	302	5,635
Central Japan Railway *	2,014	46,986
East Japan Railway *	2,284	48,838
FANUC *	1,912	54,262
ITOCHU *	2,858	150,653
Kajima *	934	23,540
Kawasaki Kisen Kaisha *	1,329	18,920
Komatsu *	1,897	61,324
Kubota *	1,990	22,340
Makita *	528	16,497
Marubeni *	3,271	67,661
Mitsubishi Electric *	4,272	94,867
Mitsui *	5,773	118,916
Mitsui OSK Lines *	705	23,821
NIDEC CORP *	2,110	40,842
Nippon Yusen *	938	33,040
Recruit Holdings *	3,090	185,858
Secom *	801	28,826
SMC *	118	41,321
Sumitomo *	2,376	60,941
Toyota Industries *	371	40,121
West Japan Railway *	986	21,758
Yaskawa Electric *	588	12,432
		1,219,399
Information Technology — 3.2%
Advantest *	1,125	77,370
Canon *	1,385	39,573
Disco *	135	40,860
Fujitsu *	2,516	55,254
Keyence *	287	105,269
Kyocera *	2,011	24,079
Lasertec *	122	12,581
Murata Manufacturing *	2,685	40,455
NEC *	1,981	57,905

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Nomura Research Institute *	664	$26,556
NTT Data Group *	415	10,931
Obic *	468	16,855
Oracle Japan *	54	5,886
Otsuka *	355	6,764
Renesas Electronics *	2,387	29,597
TDK *	2,839	35,031
Tokyo Electron *	684	124,215
		709,181
Materials — 1.0%
Asahi Kasei *	2,048	14,364
JFE Holdings *	954	11,090
Nippon Paint Holdings *	1,538	13,142
Nippon Sanso Holdings *	317	11,320
Nippon Steel *	1,657	32,145
Nitto Denko *	1,034	21,581
Shin-Etsu Chemical *	2,975	86,881
Sumitomo Metal Mining *	386	8,605
Toray Industries *	2,324	16,029
		215,157
Real Estate — 0.5%
Daiwa House Industry *	880	29,260
Mitsubishi Estate *	1,840	34,674
Mitsui Fudosan *	3,934	35,512
Sumitomo Realty & Development *	650	23,936
		123,382
Utilities — 0.1%
Chubu Electric Power *	1,142	14,004
Tokyo Gas *	504	16,909
		30,913
TOTAL JAPAN		5,741,441
NETHERLANDS — 4.4%
Communication Services — 0.2%
Universal Music Group *	1,103	32,041

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.2%
Heineken *	665	$52,563

Financials — 0.8%
Adyen *	45	77,803
ING Groep *	4,496	105,439
		183,242
Health Care — 1.1%
Argenx *	367	249,676

Industrials — 0.3%
Wolters Kluwer *	469	73,379

Information Technology — 1.8%
ASML Holding *	576	404,191

TOTAL NETHERLANDS		995,092
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand *	2,539	3,642

Financials — 0.0%
Infratil *	1,352	9,282

Health Care — 0.4%
Fisher & Paykel Healthcare *	3,578	77,732

Industrials — 0.1%
Auckland International Airport *	3,233	14,372

Information Technology — 0.1%
Xero *	239	27,851

Utilities — 0.0%
Mercury NZ *	865	3,163
Meridian Energy *	1,827	6,148
		9,311
TOTAL NEW ZEALAND		142,190

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 0.8%
Communication Services — 0.1%
Telenor *	842	$12,981

Consumer Staples — 0.2%
Mowi *	1,071	20,133
Orkla *	1,814	19,209
Salmar *	174	7,100
		46,442
Energy — 0.2%
Aker BP *	438	10,651
Equinor *	1,093	28,425
Var Energi *	1,281	4,438
		43,514
Financials — 0.2%
DNB Bank *	1,230	31,343
Gjensidige Forsikring *	258	6,833
		38,176
Industrials — 0.1%
Kongsberg Gruppen *	888	26,722

Materials — 0.0%
Norsk Hydro *	1,875	11,213

TOTAL NORWAY		179,048
PORTUGAL — 0.1%
Energy — 0.0%
Galp Energia *	606	11,593

Utilities — 0.1%
EDP *	4,233	18,343

TOTAL PORTUGAL		29,936
SINGAPORE — 2.0%
Communication Services — 0.5%
Sea ADR *	519	81,302

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Singapore Telecommunications *	10,090	$30,176
		111,478
Financials — 1.0%
DBS Group Holdings *	2,868	105,913
Oversea-Chinese Banking *	5,279	68,645
United Overseas Bank *	2,159	60,226
		234,784
Industrials — 0.3%
Grab Holdings, Cl A *	4,727	23,115
Singapore Airlines *	2,763	14,482
Singapore Technologies Engineering *	2,928	19,793
		57,390
Information Technology — 0.1%
STMicroelectronics *	960	24,667

Real Estate — 0.1%
CapitaLand Integrated Commercial Trust ‡ *	7,861	13,330
CapitaLand Investment *	4,029	8,634
		21,964
TOTAL SINGAPORE		450,283
SPAIN — 3.2%
Communication Services — 0.1%
Cellnex Telecom *	821	29,130

Consumer Discretionary — 0.7%
Amadeus IT Group *	732	58,998
Industria de Diseno Textil *	1,799	86,294
		145,292
Financials — 1.7%
Banco Bilbao Vizcaya Argentaria *	8,219	137,719
Banco Santander *	21,814	188,152
CaixaBank *	5,632	53,180
		379,051

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.7%
EDP Renovaveis *	446	$5,258
Iberdrola *	9,024	158,592
		163,850
TOTAL SPAIN		717,323
SWEDEN — 3.5%
Consumer Discretionary — 0.0%
H & M Hennes & Mauritz, Cl B *	935	12,679

Consumer Staples — 0.2%
Essity, Cl B *	1,454	35,978

Financials — 1.1%
EQT *	508	17,109
Industrivarden, Cl A *	196	7,294
Industrivarden, Cl C *	210	7,802
Investor, Cl A *	805	23,491
Investor, Cl B *	2,618	76,315
L E Lundbergforetagen, Cl B *	106	5,198
Skandinaviska Enskilda Banken, Cl A *	2,371	41,639
Skandinaviska Enskilda Banken, Cl C *	4	71
Svenska Handelsbanken, Cl A *	2,232	27,375
Svenska Handelsbanken, Cl B *	62	1,216
Swedbank, Cl A *	1,317	35,233
		242,743
Industrials — 1.9%
Alfa Laval *	552	24,122
Assa Abloy, Cl B *	1,989	65,989
Atlas Copco, Cl A *	5,106	78,161
Atlas Copco, Cl B *	3,148	42,786
Epiroc, Cl A *	1,202	24,576
Epiroc, Cl B *	747	13,456
Investment Latour, Cl B *	267	6,853
Nibe Industrier, Cl B *	2,774	12,825
Sandvik *	2,176	53,331
Volvo, Cl A *	344	9,904

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Volvo, Cl B *	3,176	$91,507
		423,510
Information Technology — 0.3%
Hexagon, Cl B *	3,016	33,359
Telefonaktiebolaget LM Ericsson, Cl B *	4,485	32,784
		66,143
TOTAL SWEDEN		781,053
SWITZERLAND — 3.3%
Consumer Discretionary — 0.6%
Cie Financiere Richemont, Cl A *	863	141,770

Financials — 1.4%
UBS Group *	4,478	167,860
Zurich Insurance Group *	212	145,310
		313,170
Industrials — 1.0%
ABB *	3,190	210,244
Kuehne + Nagel International *	107	21,906
		232,150
Materials — 0.3%
Sika *	235	55,736

TOTAL SWITZERLAND		742,826
UNITED KINGDOM — 10.9%
Communication Services — 0.2%
Vodafone Group PLC *	30,029	32,594

Consumer Discretionary — 0.4%
Compass Group *	2,710	95,574

Consumer Staples — 2.8%
Coca-Cola Europacific Partners *	501	48,557
Diageo *	5,349	131,166
Tesco *	16,113	90,709

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Unilever PLC *	6,038	$352,215
		622,647
Energy — 1.9%
BP *	22,780	122,015
Shell *	8,567	307,349
		429,364
Financials — 3.4%
3i Group *	1,397	76,740
Barclays *	20,307	99,780
HSBC Holdings *	25,390	310,059
Lloyds Banking Group *	87,021	89,594
London Stock Exchange Group *	656	80,388
NatWest Group *	9,353	65,228
Standard Chartered *	2,741	49,349
		771,138
Industrials — 1.3%
Ashtead Group *	844	56,716
CK Hutchison Holdings *	5,120	33,525
RELX *	3,675	191,419
		281,660
Information Technology — 0.1%
ARM Holdings ADR *	163	23,044

Materials — 0.2%
Anglo American *	1,734	49,290

Utilities — 0.6%
National Grid PLC *	7,190	100,857
SSE *	1,623	39,702
		140,559
TOTAL UNITED KINGDOM		2,445,870

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 7.1%
Communication Services — 0.6%
Spotify Technology *	218	$136,586

Consumer Discretionary — 0.1%
Stellantis *	3,408	30,280

Energy — 0.1%
Tenaris *	613	10,833

Health Care — 3.8%
Alcon *	3,032	268,158
CSL *	2,940	512,791
ICON *	479	81,042
		861,991
Industrials — 1.9%
Experian PLC *	1,797	95,217
Ferrovial *	993	51,030
Schneider Electric *	1,079	281,881
		428,128
Information Technology — 0.2%
CyberArk Software *	72	29,625
JFrog *	124	5,383
Monday.com *	55	14,426
		49,434
Materials — 0.4%
Holcim *	780	62,416
James Hardie Industries, CDI *	861	22,900
		85,316
TOTAL UNITED STATES		1,602,568
TOTAL COMMON STOCK (Cost $20,939,453)		22,359,488

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
PREFERRED STOCK — 0.4%
GERMANY — 0.4%
Consumer Discretionary — 0.2%
Bayerische Motoren Werke *(A)	96	$8,471
Dr Ing hc F Porsche *(A)	135	6,898
Volkswagen *(A)	306	32,263
		47,632
Consumer Staples — 0.2%
Henkel & KGaA *(A)	392	30,321
TOTAL GERMANY		77,953
TOTAL PREFERRED STOCK (Cost $99,625)		77,953
TOTAL INVESTMENTS — 99.8% (Cost $21,039,078)		$22,437,441

Percentages are based on Net Assets of $22,488,473.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	8	$18,991

CANADA — 1.4%
Industrials — 0.5%
Thomson Reuters	68	13,662

Information Technology — 0.9%
Shopify, Cl A *	186	22,731

TOTAL CANADA		36,393
CHINA — 0.4%
Consumer Discretionary — 0.4%
PDD Holdings ADR *	101	11,459

NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding	13	9,031
NXP Semiconductors	39	8,337

TOTAL NETHERLANDS		17,368
UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners PLC	69	6,688

Health Care — 0.2%
AstraZeneca PLC ADR	90	6,578

Information Technology — 0.1%
ARM Holdings ADR *	21	2,969

TOTAL UNITED KINGDOM		16,235
UNITED STATES — 95.9%
Communication Services — 15.0%
Alphabet, Cl A	360	69,084
Alphabet, Cl C	338	65,187
Charter Communications, Cl A *	21	5,657

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A	567	$18,841
Electronic Arts	37	5,642
Meta Platforms, Cl A	134	103,641
Netflix *	65	75,361
Take-Two Interactive Software *	27	6,014
T-Mobile US	173	41,245
Trade Desk, Cl A *	67	5,826
Warner Bros Discovery *	373	4,912
		401,410
Consumer Discretionary — 12.1%
Airbnb, Cl A *	65	8,607
Amazon.com *	657	153,810
Booking Holdings	5	27,520
DoorDash, Cl A *	60	15,015
Lululemon Athletica *	18	3,609
Marriott International, Cl A	42	11,081
O’Reilly Automotive *	129	12,683
Ross Stores	51	6,964
Starbucks	173	15,425
Tesla *	225	69,361
		324,075
Consumer Staples — 4.7%
Costco Wholesale	68	63,896
Keurig Dr Pepper	205	6,693
Kraft Heinz	176	4,833
Mondelez International, Cl A	197	12,744
Monster Beverage *	147	8,636
PepsiCo	209	28,825
		125,627
Energy — 0.5%
Baker Hughes, Cl A	150	6,757
Diamondback Energy	44	6,541
		13,298
Financials — 0.4%
PayPal Holdings *	147	10,108

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.4%
Amgen	82	$24,198
Biogen *	23	2,944
Dexcom *	58	4,684
GE HealthCare Technologies	69	4,921
Gilead Sciences	189	21,223
IDEXX Laboratories *	12	6,412
Intuitive Surgical *	55	26,460
Regeneron Pharmaceuticals	16	8,727
Vertex Pharmaceuticals *	39	17,818
		117,387
Industrials — 4.3%
Automatic Data Processing	62	19,189
Axon Enterprise *	12	9,066
Cintas	61	13,576
Copart *	146	6,618
CSX	283	10,058
Fastenal	172	7,934
Honeywell International	98	21,790
Old Dominion Freight Line	33	4,925
PACCAR	79	7,802
Paychex	56	8,083
Verisk Analytics, Cl A	21	5,853
		114,894
Information Technology — 51.7%
Adobe *	65	23,250
Advanced Micro Devices *	247	43,549
Analog Devices	76	17,072
Apple	924	191,795
Applied Materials	122	21,967
AppLovin, Cl A *	47	18,363
Atlassian, Cl A *	25	4,794
Autodesk *	33	10,003
Broadcom	481	141,270
Cadence Design Systems *	41	14,947
CDW	19	3,313
Cisco Systems	602	40,984
Cognizant Technology Solutions, Cl A	74	5,310

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *	38	$17,274
Datadog, Cl A *	49	6,859
Fortinet *	116	11,588
GLOBALFOUNDRIES *	83	3,103
Intel	662	13,108
Intuit	42	32,975
KLA	20	17,581
Lam Research	195	18,494
Marvell Technology	130	10,448
Microchip Technology	81	5,475
Micron Technology	170	18,554
Microsoft	460	245,410
MicroStrategy, Cl A *	39	15,673
NVIDIA	1,510	268,584
ON Semiconductor *	63	3,551
Palantir Technologies, Cl A *	344	54,472
Palo Alto Networks *	102	17,707
QUALCOMM	167	24,509
Roper Technologies	16	8,806
Synopsys *	28	17,737
Texas Instruments	139	25,167
Workday, Cl A *	33	7,570
Zscaler *	24	6,853
		1,388,115
Materials — 1.2%
Linde PLC	72	33,139

Real Estate — 0.2%
CoStar Group *	63	5,997

Utilities — 1.4%
American Electric Power	81	9,165
Constellation Energy	48	16,696
Exelon	153	6,876

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	87	$6,389
		39,126
TOTAL UNITED STATES		2,573,176
TOTAL COMMON STOCK (Cost $2,156,690)		2,673,622

PURCHASED OPTIONS — 0.2% (Cost $35,013)		6,002
TOTAL INVESTMENTS — 99.9% (Cost $2,191,703)		$2,679,624

Percentages are based on Net Assets of $2,682,099.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Nasdaq-100 Index	1	$2,321,812	$19,500	09/20/2025	$5,214
Nasdaq-100 Micro Index	15	348,270	195	09/20/2025	788

Total Purchased Options		$2,670,082			$6,002

*	Non-income producing security.

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK(A) — 100.9%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	8	$18,991

CANADA — 1.4%
Industrials — 0.5%
Thomson Reuters	72	14,466

Information Technology — 0.9%
Shopify, Cl A *	197	24,075

TOTAL CANADA		38,541
CHINA — 0.4%
Consumer Discretionary — 0.4%
PDD Holdings ADR *	109	12,366

NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding	14	9,726
NXP Semiconductors	41	8,765

TOTAL NETHERLANDS		18,491
UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners PLC	73	7,075

Health Care — 0.2%
AstraZeneca PLC ADR	96	7,017

Information Technology — 0.1%
ARM Holdings ADR *	20	2,827

TOTAL UNITED KINGDOM		16,919
UNITED STATES — 97.2%
Communication Services — 15.2%
Alphabet, Cl A	381	73,114
Alphabet, Cl C	357	68,851
Charter Communications, Cl A *	23	6,195

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A	601	$19,971
Electronic Arts	40	6,100
Meta Platforms, Cl A	142	109,829
Netflix *	69	79,999
Take-Two Interactive Software *	29	6,459
T-Mobile US	183	43,629
Trade Desk, Cl A *	71	6,174
Warner Bros Discovery *	401	5,281
		425,602
Consumer Discretionary — 12.2%
Airbnb, Cl A *	70	9,269
Amazon.com *	695	162,707
Booking Holdings	5	27,520
DoorDash, Cl A *	65	16,266
Lululemon Athletica *	19	3,810
Marriott International, Cl A	44	11,609
O’Reilly Automotive *	135	13,273
Ross Stores	53	7,237
Starbucks	183	16,316
Tesla *	238	73,368
		341,375
Consumer Staples — 4.7%
Costco Wholesale	71	66,714
Keurig Dr Pepper	216	7,052
Kraft Heinz	187	5,135
Mondelez International, Cl A	208	13,456
Monster Beverage *	157	9,224
PepsiCo	222	30,618
		132,199
Energy — 0.5%
Baker Hughes, Cl A	158	7,118
Diamondback Energy	48	7,136
		14,254
Financials — 0.4%
PayPal Holdings *	156	10,726

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.4%
Amgen	87	$25,674
Biogen *	25	3,200
Dexcom *	63	5,088
GE HealthCare Technologies	73	5,206
Gilead Sciences	200	22,458
IDEXX Laboratories *	13	6,946
Intuitive Surgical *	58	27,903
Regeneron Pharmaceuticals	17	9,273
Vertex Pharmaceuticals *	41	18,732
		124,480
Industrials — 4.3%
Automatic Data Processing	65	20,117
Axon Enterprise *	12	9,066
Cintas	65	14,466
Copart *	154	6,981
CSX	301	10,697
Fastenal	184	8,488
Honeywell International	104	23,124
Old Dominion Freight Line	34	5,074
PACCAR	84	8,296
Paychex	57	8,227
Verisk Analytics, Cl A	22	6,132
		120,668
Information Technology — 52.5%
Adobe *	69	24,681
Advanced Micro Devices *	262	46,193
Analog Devices	80	17,970
Apple	978	203,004
Applied Materials	129	23,228
AppLovin, Cl A *	50	19,535
Atlassian, Cl A *	27	5,178
Autodesk *	35	10,609
Broadcom	509	149,493
Cadence Design Systems *	44	16,041
CDW	21	3,662
Cisco Systems	640	43,571
Cognizant Technology Solutions, Cl A	79	5,669

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *	40	$18,183
Datadog, Cl A *	51	7,139
Fortinet *	123	12,288
GLOBALFOUNDRIES *	90	3,365
Intel	701	13,880
Intuit	45	35,331
KLA	21	18,460
Lam Research	206	19,537
Marvell Technology	138	11,091
Microchip Technology	87	5,880
Micron Technology	180	19,645
Microsoft	487	259,815
MicroStrategy, Cl A *	41	16,476
NVIDIA	1,598	284,236
ON Semiconductor *	70	3,945
Palantir Technologies, Cl A *	366	57,956
Palo Alto Networks *	108	18,749
QUALCOMM	178	26,123
Roper Technologies	17	9,357
Synopsys *	30	19,004
Texas Instruments	146	26,435
Workday, Cl A *	35	8,028
Zscaler *	25	7,139
		1,470,896
Materials — 1.3%
Linde PLC	76	34,980

Real Estate — 0.2%
CoStar Group *	69	6,568

Utilities — 1.5%
American Electric Power	86	9,730
Constellation Energy	51	17,740
Exelon	161	7,235

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	92	$6,757
		41,462
TOTAL UNITED STATES		2,723,210
TOTAL COMMON STOCK (Cost $2,144,441)		2,828,518

PURCHASED OPTIONS — 0.4% (Cost $53,674)		11,065
TOTAL INVESTMENTS — 101.3% (Cost $2,198,115)		$2,839,583

WRITTEN OPTIONS — (1.5)% (Premiums Received $(23,344))		$(41,308)

Percentages are based on Net Assets of $2,801,760.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.4%
Put Options
Nasdaq-100 Index	1	$2,321,812	$20,525	09/20/25	$9,175
Nasdaq-100 Micro Index	21	487,578	205	09/20/2025	1,890

Total Purchased Options		$2,809,390			$11,065

WRITTEN OPTIONS — (1.5)%
Call Options
Nasdaq-100 Index	(1)	$(2,321,812)	$23,800	09/20/2025	$(33,380)
Nasdaq-100 Micro Index	(21)	(487,578)	235	09/20/2025	(7,928)

Total Written Options		$(2,809,390)			$(41,308)

*	Non-income producing security.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,818,395.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,828,518	$—	$—	$2,828,518
Purchased Options	11,065	—	—	11,065
Total Investments in Securities	$2,839,583	$—	$—	$2,839,583

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(41,308)	$—	$—	$(41,308)
Total Other Financial Instruments	$(41,308)	$—	$—	$(41,308)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.7%
IRELAND — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A	24	$6,410

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	8	549

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	10	2,138

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	11	2,263

UNITED STATES — 99.2%
Communication Services — 9.9%
Alphabet, Cl A	219	42,026
Alphabet, Cl C	177	34,136
AT&T	273	7,483
Charter Communications, Cl A *	4	1,078
Comcast, Cl A	139	4,619
Electronic Arts	9	1,373
Fox, Cl A	9	502
Fox, Cl B	4	205
Interpublic Group	16	394
Live Nation Entertainment *	6	886
Match Group	8	274
Meta Platforms, Cl A	82	63,422
Netflix *	16	18,550
News, Cl A	13	381
News, Cl B	4	134
Omnicom Group	7	504
Paramount Global, Cl B	23	289
Take-Two Interactive Software *	6	1,336
TKO Group Holdings, Cl A	2	336
T-Mobile US	18	4,291

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	17	$1,478
Verizon Communications	160	6,842
Walt Disney	67	7,980
Warner Bros Discovery *	82	1,080
		199,599
Consumer Discretionary — 10.3%
Airbnb, Cl A *	16	2,119
Amazon.com *	355	83,109
AutoZone *	1	3,768
Best Buy	8	521
Booking Holdings	1	5,504
Caesars Entertainment *	7	187
CarMax *	7	396
Carnival *	38	1,131
Chipotle Mexican Grill, Cl A *	52	2,230
Darden Restaurants	5	1,008
Deckers Outdoor *	5	531
Domino’s Pizza	1	463
DoorDash, Cl A *	13	3,253
DR Horton	10	1,428
eBay	17	1,560
Expedia Group	5	901
Ford Motor	145	1,605
Garmin	7	1,531
General Motors	37	1,974
Genuine Parts	6	773
Hasbro	4	301
Hilton Worldwide Holdings	9	2,413
Home Depot	37	13,598
Las Vegas Sands	12	629
Lennar, Cl A	9	1,010
LKQ	9	265
Lowe’s	21	4,695
Lululemon Athletica *	5	1,003
Marriott International, Cl A	9	2,374
McDonald’s	27	8,102
MGM Resorts International *	7	255
Mohawk Industries *	2	229

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
NIKE, Cl B	44	$3,286
Norwegian Cruise Line Holdings *	16	409
O’Reilly Automotive *	30	2,950
Pool	1	308
PulteGroup	8	903
Ralph Lauren, Cl A	2	598
Ross Stores	12	1,639
Royal Caribbean Cruises	9	2,861
Starbucks	43	3,834
Tapestry	7	756
Tesla *	105	32,368
TJX	42	5,230
Tractor Supply	20	1,139
Ulta Beauty *	2	1,030
Williams-Sonoma	5	935
Wynn Resorts	2	218
Yum! Brands	10	1,442
		208,772
Consumer Staples — 5.2%
Altria Group	64	3,964
Archer-Daniels-Midland	18	975
Brown-Forman, Cl B	6	173
Bunge Global	6	479
Campbell Soup	7	223
Church & Dwight	9	844
Clorox	5	628
Coca-Cola	146	9,912
Colgate-Palmolive	31	2,599
Conagra Brands	21	384
Constellation Brands, Cl A	6	1,002
Costco Wholesale	17	15,974
Dollar General	8	839
Dollar Tree *	7	795
Estee Lauder, Cl A	10	933
General Mills	21	1,029
Hershey	5	931
Hormel Foods	13	365
J M Smucker	3	322

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kellanova	10	$798
Kenvue	71	1,522
Keurig Dr Pepper	42	1,371
Kimberly-Clark	12	1,495
Kraft Heinz	32	879
Kroger	24	1,682
Lamb Weston Holdings	6	342
McCormick	9	636
Molson Coors Beverage, Cl B	5	244
Mondelez International, Cl A	49	3,170
Monster Beverage *	26	1,528
PepsiCo	51	7,034
Philip Morris International	58	9,515
Procter & Gamble	88	13,241
Sysco	18	1,433
Target	16	1,608
Tyson Foods, Cl A	10	523
Walgreens Boots Alliance	25	291
Walmart	163	15,971
		105,654
Energy — 3.0%
APA	15	289
Baker Hughes, Cl A	37	1,667
Chesapeake Energy	8	838
Chevron	71	10,767
ConocoPhillips	47	4,481
Coterra Energy	27	659
Devon Energy	25	831
Diamondback Energy	7	1,041
EOG Resources	21	2,520
EQT	22	1,183
Exxon Mobil	162	18,086
Halliburton	32	717
Kinder Morgan	72	2,020
Marathon Petroleum	12	2,042
Occidental Petroleum	25	1,099
ONEOK	22	1,806
Phillips 66	16	1,977

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Schlumberger	53	$1,791
Targa Resources	8	1,331
Texas Pacific Land	1	968
Valero Energy	11	1,510
Williams	46	2,758
		60,381
Financials — 13.7%
Aflac	18	1,788
Allstate	10	2,032
American Express	21	6,286
American International Group	21	1,630
Ameriprise Financial	4	2,073
Aon PLC, Cl A	8	2,846
Apollo Global Management	17	2,470
Arch Capital Group	14	1,205
Arthur J Gallagher	9	2,585
Assurant	2	375
Bank of America	246	11,628
Bank of New York Mellon	27	2,739
Berkshire Hathaway, Cl B *	69	32,560
BlackRock Funding	5	5,530
Blackstone	27	4,670
Block, Cl A *	21	1,622
Brown & Brown	9	822
Capital One Financial	24	5,160
Cboe Global Markets	3	723
Charles Schwab	65	6,352
Chubb	14	3,725
Cincinnati Financial	6	885
Citigroup	70	6,559
Citizens Financial Group	16	764
CME Group, Cl A	14	3,896
Coinbase Global, Cl A *	8	3,022
Corpay *	2	646
Erie Indemnity, Cl A	1	356
Everest Group	2	672
FactSet Research Systems	1	403
Fidelity National Information Services	20	1,588

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fifth Third Bancorp	24	$998
Fiserv *	21	2,918
Franklin Resources	10	240
Global Payments	10	799
Globe Life	3	421
Goldman Sachs Group	11	7,959
Hartford Financial Services Group	10	1,244
Huntington Bancshares	53	871
Intercontinental Exchange	22	4,066
Invesco	17	357
Jack Henry & Associates	3	509
JPMorgan Chase	104	30,809
KeyCorp	36	645
KKR	25	3,665
Loews	6	543
M&T Bank	6	1,132
MarketAxess Holdings	1	206
Marsh & McLennan	18	3,586
Mastercard, Cl A	30	16,994
MetLife	22	1,671
Moody’s	6	3,094
Morgan Stanley	47	6,696
MSCI, Cl A	3	1,684
Nasdaq	15	1,443
Northern Trust	8	1,040
PayPal Holdings *	37	2,544
PNC Financial Services Group	15	2,854
Principal Financial Group	8	623
Progressive	22	5,325
Prudential Financial	13	1,347
Raymond James Financial	8	1,337
Regions Financial	33	836
S&P Global	12	6,613
State Street	10	1,118
Synchrony Financial	14	975
T Rowe Price Group	8	812
Travelers	9	2,342
Truist Financial	50	2,186
US Bancorp	57	2,563

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Visa, Cl A	64	$22,110
W R Berkley	11	757
Wells Fargo	122	9,837
Willis Towers Watson PLC	4	1,263
		276,644
Health Care — 8.8%
Abbott Laboratories	65	8,202
AbbVie	67	12,664
Agilent Technologies	10	1,148
Align Technology *	3	387
Amgen	20	5,902
Baxter International	21	457
Becton Dickinson	10	1,782
Biogen *	5	640
Bio-Techne	7	383
Boston Scientific *	56	5,875
Bristol-Myers Squibb	77	3,335
Cardinal Health	9	1,397
Cencora	6	1,716
Centene *	18	469
Charles River Laboratories International *	2	339
Cigna Group	10	2,674
Cooper *	7	495
CVS Health	47	2,919
Danaher	23	4,535
DaVita *	2	281
Dexcom *	15	1,212
Edwards Lifesciences *	22	1,745
Elevance Health	9	2,548
Eli Lilly	30	22,202
GE HealthCare Technologies	17	1,212
Gilead Sciences	47	5,278
HCA Healthcare	7	2,478
Henry Schein *	5	338
Hologic *	8	535
Humana	5	1,249
IDEXX Laboratories *	3	1,603
Incyte *	7	524

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Insulet *	3	$865
Intuitive Surgical *	13	6,254
IQVIA Holdings *	6	1,115
Johnson & Johnson	91	14,991
Labcorp Holdings	3	780
McKesson	5	3,468
Medtronic PLC	49	4,422
Merck	94	7,343
Mettler-Toledo International *	1	1,234
Moderna *	12	355
Molina Healthcare *	2	316
Pfizer	215	5,007
Quest Diagnostics	4	670
Regeneron Pharmaceuticals	4	2,182
ResMed	5	1,360
Revvity	5	439
Solventum *	5	357
STERIS PLC	4	906
Stryker	13	5,105
Thermo Fisher Scientific	14	6,547
UnitedHealth Group	34	8,485
Universal Health Services, Cl B	2	333
Vertex Pharmaceuticals *	10	4,569
Viatris	48	420
Waters *	2	578
West Pharmaceutical Services	3	718
Zimmer Biomet Holdings	7	642
Zoetis, Cl A	17	2,478
		178,463
Industrials — 8.6%
3M	20	2,984
A O Smith	4	283
Allegion PLC	3	498
AMETEK	9	1,664
Automatic Data Processing	15	4,643
Axon Enterprise *	3	2,266
Boeing *	28	6,212
Broadridge Financial Solutions	4	990

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Builders FirstSource *	5	$636
Carrier Global	30	2,059
Caterpillar	18	7,884
CH Robinson Worldwide	4	461
Cintas	13	2,893
Copart *	33	1,496
CSX	71	2,523
Cummins	5	1,838
Dayforce *	7	404
Deere	9	4,719
Delta Air Lines	22	1,171
Dover	6	1,087
Eaton PLC	15	5,771
Emerson Electric	21	3,056
Equifax	5	1,201
Expeditors International of Washington	5	581
Fastenal	42	1,937
FedEx	9	2,011
Fortive	13	623
GE Vernova	10	6,603
Generac Holdings *	3	584
General Dynamics	9	2,804
General Electric	40	10,843
Honeywell International	24	5,336
Howmet Aerospace	15	2,697
Hubbell, Cl B	2	875
Huntington Ingalls Industries	1	279
IDEX	3	491
Illinois Tool Works	10	2,560
Ingersoll Rand	15	1,269
Jacobs Solutions	5	709
JB Hunt Transport Services	4	576
Johnson Controls International	25	2,625
L3Harris Technologies	7	1,924
Leidos Holdings	6	958
Lennox International	1	609
Lockheed Martin	8	3,368
Masco	7	477
Nordson	2	428

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Norfolk Southern	9	$2,502
Northrop Grumman	5	2,883
Old Dominion Freight Line	8	1,194
Otis Worldwide	15	1,285
PACCAR	20	1,975
Parker-Hannifin	5	3,660
Paychex	12	1,732
Paycom Software	2	463
Pentair PLC	7	715
Quanta Services	5	2,031
Republic Services, Cl A	8	1,845
Rockwell Automation	4	1,407
Rollins	11	630
RTX	50	7,879
Snap-On	2	642
Southwest Airlines	21	650
Stanley Black & Decker	6	406
Textron	6	467
Trane Technologies PLC	8	3,505
TransDigm Group	2	3,217
Uber Technologies *	78	6,845
Union Pacific	22	4,883
United Airlines Holdings *	12	1,060
United Parcel Service, Cl B	28	2,412
United Rentals	2	1,766
Veralto	9	943
Verisk Analytics, Cl A	5	1,394
Waste Management	14	3,208
Westinghouse Air Brake Technologies	7	1,344
WW Grainger	2	2,079
Xylem	10	1,446
		174,374
Information Technology — 33.5%
Adobe *	16	5,723
Advanced Micro Devices *	61	10,755
Akamai Technologies *	7	534
Amphenol, Cl A	45	4,793
Analog Devices	19	4,268

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Apple	562	$116,654
Applied Materials	30	5,402
Arista Networks *	39	4,806
Autodesk *	8	2,425
Broadcom	177	51,985
Cadence Design Systems *	10	3,646
CDW	6	1,046
Cisco Systems	150	10,212
Cognizant Technology Solutions, Cl A	18	1,292
Corning	29	1,834
Crowdstrike Holdings, Cl A *	9	4,091
Datadog, Cl A *	12	1,680
Dell Technologies, Cl C	11	1,460
Enphase Energy *	7	227
EPAM Systems *	2	315
F5 *	2	627
Fair Isaac *	1	1,437
First Solar *	5	874
Fortinet *	24	2,398
Gartner *	3	1,016
Gen Digital	20	590
GoDaddy, Cl A *	6	969
Hewlett Packard Enterprise	49	1,014
HP	34	843
Intel	163	3,227
International Business Machines	35	8,860
Intuit	10	7,851
Jabil	5	1,116
Keysight Technologies *	7	1,147
KLA	5	4,395
Lam Research	49	4,647
Microchip Technology	20	1,352
Micron Technology	42	4,584
Microsoft	280	149,380
Monolithic Power Systems	2	1,422
Motorola Solutions	6	2,634
NetApp	7	729
NVIDIA	918	163,285
ON Semiconductor *	16	902

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Oracle	61	$15,480
Palantir Technologies, Cl A *	78	12,351
Palo Alto Networks *	24	4,166
PTC *	4	859
QUALCOMM	41	6,017
Roper Technologies	4	2,202
Salesforce	36	9,300
Seagate Technology Holdings	8	1,256
ServiceNow *	8	7,545
Skyworks Solutions	7	480
Super Micro Computer *	21	1,238
Synopsys *	7	4,434
Teledyne Technologies *	2	1,102
Teradyne	7	752
Texas Instruments	34	6,156
Trimble *	8	671
Tyler Technologies *	2	1,169
VeriSign	3	807
Western Digital	12	944
Workday, Cl A *	8	1,835
Zebra Technologies, Cl A *	2	678
		677,889
Materials — 1.8%
Air Products & Chemicals	9	2,591
Albemarle	4	272
Amcor PLC	60	561
Avery Dennison	3	503
Ball	10	573
CF Industries Holdings	7	650
Corteva	25	1,803
Dow	25	582
DuPont de Nemours	16	1,150
Eastman Chemical	5	363
Ecolab	10	2,618
Freeport-McMoRan	54	2,173
International Flavors & Fragrances	9	639
International Paper	18	841
Linde PLC	18	8,285

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
LyondellBasell Industries, Cl A	9	$521
Martin Marietta Materials	2	1,150
Mosaic	11	396
Newmont	43	2,670
Nucor	9	1,288
Packaging Corp of America	3	581
PPG Industries	8	844
Sherwin-Williams	9	2,978
Smurfit WestRock PLC	18	799
Steel Dynamics	5	638
Vulcan Materials	5	1,373
		36,842
Real Estate — 2.0%
Alexandria Real Estate Equities ‡	7	535
American Tower ‡	17	3,543
AvalonBay Communities ‡	5	931
BXP ‡	6	392
Camden Property Trust ‡	3	328
CBRE Group, Cl A *	11	1,713
CoStar Group *	15	1,428
Crown Castle ‡	17	1,786
Digital Realty Trust ‡	12	2,117
Equinix ‡	4	3,141
Equity Residential ‡	13	822
Essex Property Trust ‡	2	520
Extra Space Storage ‡	8	1,075
Federal Realty Investment Trust ‡	3	276
Healthpeak Properties ‡	29	491
Host Hotels & Resorts ‡	31	487
Invitation Homes ‡	21	644
Iron Mountain ‡	11	1,071
Kimco Realty ‡	29	616
Mid-America Apartment Communities ‡	4	570
ProLogis ‡	35	3,737
Public Storage ‡	6	1,632
Realty Income ‡	32	1,796
Regency Centers ‡	7	500
SBA Communications, Cl A ‡	5	1,124

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Simon Property Group ‡	11	$1,802
UDR ‡	10	393
Ventas ‡	16	1,075
VICI Properties, Cl A ‡	39	1,271
Welltower ‡	23	3,797
Weyerhaeuser ‡	27	676
		40,289
Utilities — 2.4%
AES	26	342
Alliant Energy	9	585
Ameren	9	910
American Electric Power	20	2,263
American Water Works	7	982
Atmos Energy	6	936
CenterPoint Energy	24	932
CMS Energy	10	738
Consolidated Edison	13	1,345
Constellation Energy	12	4,174
Dominion Energy	31	1,812
DTE Energy	8	1,107
Duke Energy	29	3,528
Edison International	13	678
Entergy	16	1,447
Evergy	10	708
Eversource Energy	13	859
Exelon	36	1,618
FirstEnergy	19	811
NextEra Energy	78	5,543
NiSource	16	679
NRG Energy	7	1,170
PG&E	81	1,136
Pinnacle West Capital	5	453
PPL	27	964
Public Service Enterprise Group	18	1,616
Sempra	24	1,960
Southern	41	3,874
Vistra	13	2,711
WEC Energy Group	12	1,309

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	21	$1,542
		48,732
TOTAL UNITED STATES		2,007,639
TOTAL COMMON STOCK (Cost $1,475,765)		2,018,999

PURCHASED OPTIONS — 0.2% (Cost $20,067)		3,669
TOTAL INVESTMENTS — 99.9% (Cost $1,495,832)		$2,022,668

Percentages are based on Net Assets of $2,024,375.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	2	$126,788	$537	09/19/2025	$234
S&P 500 Index	3	1,901,817	5,375	09/19/2025	3,435

Total Purchased Options		$2,028,605			$3,669

*	Non-income producing security.
‡	Real Estate Investment Trust

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK(A) — 100.1%
IRELAND — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A	40	$10,684

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	14	961

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	16	3,421

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	19	3,909

UNITED STATES — 99.6%
Communication Services — 9.8%
Alphabet, Cl A	374	71,771
Alphabet, Cl C	302	58,244
AT&T	458	12,554
Charter Communications, Cl A *	7	1,885
Comcast, Cl A	235	7,809
Electronic Arts	14	2,135
Fox, Cl A	14	781
Fox, Cl B	3	153
Interpublic Group	27	664
Live Nation Entertainment *	11	1,625
Match Group	16	548
Meta Platforms, Cl A	139	107,508
Netflix *	27	31,304
News, Cl A	25	733
News, Cl B	8	267
Omnicom Group	13	937
Paramount Global, Cl B	39	490
TKO Group Holdings, Cl A	5	840
T-Mobile US	30	7,152
Trade Desk, Cl A *	29	2,522

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	268	$11,460
Walt Disney	114	13,578
Warner Bros Discovery *	147	1,936
		336,896
Consumer Discretionary — 10.3%
Airbnb, Cl A *	28	3,708
Amazon.com *	606	141,871
AutoZone *	1	3,768
Best Buy	12	781
Booking Holdings	2	11,008
Caesars Entertainment *	14	374
CarMax *	12	679
Carnival *	70	2,084
Chipotle Mexican Grill, Cl A *	87	3,731
Darden Restaurants	8	1,613
Deckers Outdoor *	11	1,168
Domino’s Pizza	2	926
DoorDash, Cl A *	21	5,255
DR Horton	17	2,428
eBay	28	2,569
Expedia Group	7	1,262
Ford Motor	254	2,812
Garmin	9	1,969
General Motors	59	3,147
Genuine Parts	10	1,289
Hasbro	3	225
Hilton Worldwide Holdings	15	4,021
Home Depot	64	23,521
Las Vegas Sands	24	1,258
Lennar, Cl A	16	1,795
LKQ	14	413
Lowe’s	35	7,825
Lululemon Athletica *	6	1,203
Marriott International, Cl A	15	3,957
McDonald’s	46	13,803
MGM Resorts International *	13	474
Mohawk Industries *	2	229
NIKE, Cl B	77	5,751

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Norwegian Cruise Line Holdings *	29	$741
O’Reilly Automotive *	53	5,211
Pool	3	924
PulteGroup	13	1,468
Ralph Lauren, Cl A	3	896
Ross Stores	22	3,004
Royal Caribbean Cruises	16	5,086
Starbucks	73	6,509
Tapestry	15	1,620
Tesla *	180	55,489
TJX	71	8,842
Tractor Supply	35	1,993
Ulta Beauty *	3	1,545
Williams-Sonoma	7	1,309
Wynn Resorts	6	654
Yum! Brands	18	2,595
		354,803
Consumer Staples — 5.3%
Altria Group	110	6,813
Archer-Daniels-Midland	23	1,246
Brown-Forman, Cl B	12	346
Bunge Global	3	239
Campbell Soup	14	447
Church & Dwight	16	1,500
Clorox	9	1,130
Coca-Cola	248	16,837
Colgate-Palmolive	53	4,444
Conagra Brands	34	621
Constellation Brands, Cl A	10	1,670
Costco Wholesale	28	26,310
Dollar General	13	1,364
Dollar Tree *	13	1,476
Estee Lauder, Cl A	13	1,213
General Mills	36	1,763
Hershey	10	1,861
Hormel Foods	24	674
J M Smucker	8	859
Kellanova	18	1,437

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kenvue	128	$2,744
Keurig Dr Pepper	74	2,416
Kimberly-Clark	22	2,742
Kraft Heinz	59	1,620
Kroger	37	2,594
Lamb Weston Holdings	11	628
McCormick	17	1,201
Molson Coors Beverage, Cl B	12	585
Mondelez International, Cl A	81	5,240
Monster Beverage *	47	2,761
PepsiCo	89	12,275
Philip Morris International	100	16,405
Procter & Gamble	151	22,721
Sysco	33	2,627
Target	30	3,015
Tyson Foods, Cl A	21	1,098
Walgreens Boots Alliance	47	547
Walmart	277	27,141
		180,610
Energy — 3.0%
APA	19	367
Baker Hughes, Cl A	62	2,793
Chesapeake Energy	13	1,362
Chevron	123	18,652
ConocoPhillips	80	7,627
Coterra Energy	50	1,219
Devon Energy	34	1,129
Diamondback Energy	12	1,784
EOG Resources	36	4,321
EQT	38	2,042
Exxon Mobil	277	30,924
Halliburton	62	1,389
Kinder Morgan	129	3,620
Marathon Petroleum	19	3,234
Occidental Petroleum	45	1,977
ONEOK	41	3,367
Phillips 66	27	3,337
Schlumberger	83	2,805

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Targa Resources	14	$2,330
Texas Pacific Land	1	968
Valero Energy	21	2,884
Williams	72	4,316
		102,447
Financials — 13.8%
Aflac	30	2,981
Allstate	17	3,455
American Express	36	10,775
American International Group	37	2,872
Ameriprise Financial	7	3,627
Aon PLC, Cl A	14	4,980
Apollo Global Management	29	4,214
Arch Capital Group	24	2,065
Arthur J Gallagher	16	4,596
Assurant	4	749
Bank of America	419	19,806
Bank of New York Mellon	44	4,464
Berkshire Hathaway, Cl B *	118	55,682
BlackRock Funding	9	9,954
Blackstone	47	8,129
Block, Cl A *	36	2,781
Brown & Brown	16	1,462
Capital One Financial	41	8,815
Cboe Global Markets	6	1,446
Charles Schwab	111	10,848
Chubb	24	6,385
Cincinnati Financial	11	1,623
Citigroup	120	11,244
Citizens Financial Group	26	1,241
CME Group, Cl A	23	6,400
Coinbase Global, Cl A *	14	5,289
Corpay *	4	1,292
Erie Indemnity, Cl A	2	712
Everest Group	3	1,007
FactSet Research Systems	2	806
Fidelity National Information Services	32	2,541
Fifth Third Bancorp	36	1,497

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fiserv *	35	$4,863
Franklin Resources	26	624
Global Payments	17	1,359
Globe Life	6	843
Goldman Sachs Group	20	14,472
Hartford Financial Services Group	17	2,115
Huntington Bancshares	95	1,561
Intercontinental Exchange	37	6,839
Invesco	26	546
Jack Henry & Associates	5	849
JPMorgan Chase	178	52,731
KeyCorp	61	1,093
KKR	42	6,156
Loews	12	1,086
M&T Bank	11	2,076
MarketAxess Holdings	3	616
Marsh & McLennan	32	6,374
Mastercard, Cl A	52	29,456
MetLife	37	2,810
Moody’s	10	5,157
Morgan Stanley	78	11,112
MSCI, Cl A	5	2,807
Nasdaq	27	2,598
Northern Trust	13	1,690
PayPal Holdings *	62	4,263
PNC Financial Services Group	26	4,947
Principal Financial Group	14	1,090
Progressive	38	9,198
Prudential Financial	24	2,486
Raymond James Financial	12	2,006
Regions Financial	60	1,520
S&P Global	20	11,022
State Street	18	2,012
Synchrony Financial	26	1,811
T Rowe Price Group	14	1,420
Travelers	15	3,904
Truist Financial	87	3,803
US Bancorp	102	4,586
Visa, Cl A	110	38,002

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
W R Berkley	21	$1,445
Wells Fargo	209	16,852
Willis Towers Watson PLC	7	2,211
		476,149
Health Care — 8.8%
Abbott Laboratories	112	14,133
AbbVie	113	21,359
Agilent Technologies	17	1,952
Align Technology *	5	645
Amgen	35	10,329
Baxter International	35	762
Becton Dickinson	19	3,387
Biogen *	10	1,280
Bio-Techne	11	602
Boston Scientific *	95	9,967
Bristol-Myers Squibb	133	5,760
Cardinal Health	16	2,484
Cencora	11	3,147
Centene *	26	678
Charles River Laboratories International *	4	679
Cigna Group	17	4,545
Cooper *	12	848
CVS Health	83	5,154
Danaher	41	8,084
DaVita *	3	421
Dexcom *	25	2,019
Edwards Lifesciences *	37	2,934
Elevance Health	14	3,963
Eli Lilly	50	37,004
GE HealthCare Technologies	30	2,140
Gilead Sciences	77	8,646
HCA Healthcare	11	3,894
Henry Schein *	10	677
Hologic *	13	869
Humana	8	1,999
IDEXX Laboratories *	5	2,672
Incyte *	11	824
Insulet *	5	1,442

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Intuitive Surgical *	23	$11,065
IQVIA Holdings *	10	1,859
Johnson & Johnson	154	25,370
Labcorp Holdings	5	1,300
McKesson	8	5,548
Medtronic PLC	84	7,580
Merck	160	12,499
Mettler-Toledo International *	1	1,234
Moderna *	25	739
Molina Healthcare *	4	632
Pfizer	360	8,384
Quest Diagnostics	8	1,339
Regeneron Pharmaceuticals	7	3,818
ResMed	10	2,719
Revvity	9	791
Solventum *	9	642
STERIS PLC	7	1,585
Stryker	22	8,640
Thermo Fisher Scientific	24	11,224
UnitedHealth Group	58	14,475
Universal Health Services, Cl B	4	666
Vertex Pharmaceuticals *	16	7,310
Viatris	57	498
Waters *	4	1,155
West Pharmaceutical Services	5	1,196
Zimmer Biomet Holdings	13	1,191
Zoetis, Cl A	29	4,228
		302,986
Industrials — 8.6%
3M	34	5,073
A O Smith	9	637
Allegion PLC	6	995
AMETEK	15	2,773
Automatic Data Processing	26	8,047
Axon Enterprise *	4	3,022
Boeing *	49	10,870
Broadridge Financial Solutions	8	1,980
Builders FirstSource *	6	763

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Carrier Global	53	$3,637
Caterpillar	30	13,141
CH Robinson Worldwide	9	1,038
Cintas	21	4,673
Copart *	59	2,674
CSX	116	4,123
Cummins	9	3,309
Dayforce *	10	577
Deere	16	8,390
Delta Air Lines	43	2,288
Dover	8	1,449
Eaton PLC	25	9,618
Emerson Electric	37	5,384
Equifax	7	1,682
Expeditors International of Washington	10	1,162
Fastenal	74	3,414
FedEx	14	3,129
Fortive	23	1,102
GE Vernova	17	11,225
Generac Holdings *	4	779
General Dynamics	16	4,986
General Electric	68	18,433
Honeywell International	41	9,116
Howmet Aerospace	25	4,494
Hubbell, Cl B	3	1,312
Huntington Ingalls Industries	3	837
IDEX	5	817
Illinois Tool Works	17	4,351
Ingersoll Rand	25	2,116
Jacobs Solutions	9	1,277
JB Hunt Transport Services	5	720
Johnson Controls International	42	4,410
L3Harris Technologies	12	3,298
Lennox International	2	1,218
Lockheed Martin	13	5,473
Masco	13	886
Nordson	4	857
Norfolk Southern	15	4,170
Northrop Grumman	9	5,189

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Old Dominion Freight Line	12	$1,791
Otis Worldwide	26	2,228
PACCAR	35	3,457
Parker-Hannifin	8	5,855
Paychex	20	2,887
Paycom Software	3	695
Pentair PLC	11	1,124
Quanta Services	10	4,061
Republic Services, Cl A	13	2,998
Rockwell Automation	8	2,814
Rollins	20	1,145
RTX	86	13,551
Snap-On	3	964
Southwest Airlines	38	1,175
Stanley Black & Decker	10	676
Textron	12	933
Trane Technologies PLC	14	6,133
TransDigm Group	4	6,434
Uber Technologies *	136	11,934
Union Pacific	39	8,657
United Airlines Holdings *	22	1,943
United Parcel Service, Cl B	48	4,136
United Rentals	4	3,532
Veralto	16	1,677
Verisk Analytics, Cl A	8	2,230
Waste Management	24	5,500
Westinghouse Air Brake Technologies	11	2,113
WW Grainger	3	3,119
Xylem	16	2,314
		296,990
Information Technology — 33.7%
Adobe *	27	9,658
Advanced Micro Devices *	102	17,984
Akamai Technologies *	11	839
Amphenol, Cl A	76	8,095
Analog Devices	31	6,964
Apple	959	199,060
Applied Materials	53	9,543

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Arista Networks *	66	$8,133
Autodesk *	14	4,244
Broadcom	302	88,697
Cadence Design Systems *	18	6,562
CDW	9	1,569
Cisco Systems	253	17,224
Cognizant Technology Solutions, Cl A	30	2,153
Corning	49	3,099
Crowdstrike Holdings, Cl A *	16	7,273
Datadog, Cl A *	20	2,800
Dell Technologies, Cl C	18	2,388
Enphase Energy *	3	97
EPAM Systems *	4	631
F5 *	4	1,254
Fair Isaac *	1	1,437
First Solar *	8	1,398
Fortinet *	42	4,196
Gartner *	5	1,693
Gen Digital	37	1,091
GoDaddy, Cl A *	10	1,616
Hewlett Packard Enterprise	84	1,738
HP	64	1,587
Intel	286	5,663
International Business Machines	60	15,189
Intuit	18	14,132
Jabil	6	1,339
Keysight Technologies *	12	1,967
KLA	9	7,911
Lam Research	82	7,777
Leidos Holdings	9	1,437
Microchip Technology	36	2,433
Micron Technology	73	7,967
Microsoft	477	254,479
Monolithic Power Systems	3	2,134
Motorola Solutions	11	4,829
NetApp	13	1,354
NVIDIA	1,566	278,544
ON Semiconductor *	28	1,578
Oracle	104	26,392

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Palantir Technologies, Cl A *	135	$21,377
Palo Alto Networks *	42	7,291
PTC *	7	1,504
QUALCOMM	70	10,273
Roper Technologies	7	3,853
Salesforce	62	16,016
Seagate Technology Holdings	14	2,198
ServiceNow *	13	12,261
Skyworks Solutions	11	754
Super Micro Computer *	33	1,946
Synopsys *	11	6,968
Take-Two Interactive Software *	11	2,450
Teledyne Technologies *	3	1,653
Teradyne	11	1,182
Texas Instruments	58	10,501
Trimble *	16	1,342
Tyler Technologies *	3	1,754
VeriSign	5	1,344
Western Digital	23	1,810
Workday, Cl A *	14	3,211
Zebra Technologies, Cl A *	3	1,017
		1,158,853
Materials — 1.8%
Air Products & Chemicals	14	4,030
Albemarle	9	611
Amcor PLC	102	954
Avery Dennison	5	839
Ball	12	687
CF Industries Holdings	12	1,114
Corteva	39	2,813
Dow	47	1,095
DuPont de Nemours	26	1,869
Eastman Chemical	9	653
Ecolab	16	4,188
Freeport-McMoRan	95	3,823
International Flavors & Fragrances	15	1,065
International Paper	33	1,542
Linde PLC	30	13,808

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
LyondellBasell Industries, Cl A	15	$869
Martin Marietta Materials	4	2,300
Mosaic	22	792
Newmont	69	4,285
Nucor	15	2,146
Packaging Corp of America	6	1,162
PPG Industries	15	1,583
Sherwin-Williams	15	4,963
Smurfit WestRock	33	1,465
Steel Dynamics	10	1,276
Vulcan Materials	9	2,472
		62,404
Real Estate — 2.0%
Alexandria Real Estate Equities ‡	11	841
American Tower ‡	29	6,043
AvalonBay Communities ‡	8	1,490
BXP ‡	11	720
Camden Property Trust ‡	8	874
CBRE Group, Cl A *	18	2,803
CoStar Group *	25	2,380
Crown Castle ‡	29	3,048
Digital Realty Trust ‡	21	3,705
Equinix ‡	6	4,711
Equity Residential ‡	24	1,517
Essex Property Trust ‡	4	1,041
Extra Space Storage ‡	13	1,747
Federal Realty Investment Trust ‡	6	553
Healthpeak Properties ‡	45	762
Host Hotels & Resorts ‡	48	754
Invitation Homes ‡	38	1,165
Iron Mountain ‡	20	1,947
Kimco Realty ‡	48	1,019
Mid-America Apartment Communities ‡	6	855
ProLogis ‡	61	6,514
Public Storage ‡	10	2,719
Realty Income ‡	58	3,255
Regency Centers ‡	11	785
SBA Communications, Cl A ‡	6	1,348

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Simon Property Group ‡	19	$3,112
UDR ‡	20	786
Ventas ‡	27	1,814
VICI Properties, Cl A ‡	70	2,282
Welltower ‡	39	6,438
Weyerhaeuser ‡	48	1,202
		68,230
Utilities — 2.5%
AES	47	618
Alliant Energy	14	910
Ameren	18	1,820
American Electric Power	35	3,960
American Water Works	12	1,683
Atmos Energy	11	1,715
CenterPoint Energy	45	1,747
CMS Energy	21	1,550
Consolidated Edison	23	2,380
Constellation Energy	20	6,957
Dominion Energy	56	3,273
DTE Energy	13	1,799
Duke Energy	49	5,960
Edison International	25	1,303
Entergy	26	2,351
Evergy	13	920
Eversource Energy	24	1,586
Exelon	67	3,011
FirstEnergy	36	1,538
NextEra Energy	132	9,380
NiSource	31	1,316
NRG Energy	13	2,174
PG&E	144	2,019
Pinnacle West Capital	9	816
PPL	49	1,749
Public Service Enterprise Group	34	3,053
Sempra	41	3,349
Southern	72	6,803
Vistra	21	4,379
WEC Energy Group	22	2,400

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	38	$2,791
		85,310
TOTAL UNITED STATES		3,425,678
TOTAL COMMON STOCK (Cost $3,192,811)		3,444,653

PURCHASED OPTIONS — 0.3% (Cost $56,683)		11,799
TOTAL INVESTMENTS — 100.4% (Cost $3,249,494)		$3,456,452

WRITTEN OPTIONS — (0.5)% (Premiums Received $(7,175))		$(17,973)

Percentages are based on Net Assets of $3,441,877.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Mini-SPX Index	4	$226,800	$567	9/19/2025	$824
S&P 500 Index	5	2,835,000	5,670	9/19/2025	10,975

Total Purchased Options		$3,061,800			$11,799
WRITTEN OPTIONS — (0.5)%
Call Options
Mini-SPX Index	(4)	$(264,000)	$660	9/19/2025	$(1,248)
S&P 500 Index	(5)	(3,287,500)	6,575	9/19/2025	(16,725)
Total Written Options		$(3,551,500)			$(17,973)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,444,653.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,444,653	$—	$—	$3,444,653
Purchased Options	11,799	—	—	11,799
Total Investments in Securities	$3,456,452	$—	$—	$3,456,452

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(17,973)	$—	$—	$(17,973)
Total Other Financial Instruments	$(17,973)	$—	$—	$(17,973)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 10.1%
Materials — 10.1%
IGO	16,166	$46,110
Lynas Rare Earths *	22,340	150,596
Pilbara Minerals *	79,670	82,329
Rio Tinto	2,304	137,311

TOTAL AUSTRALIA		416,346
CANADA — 2.7%
Materials — 2.7%
HudBay Minerals	10,698	99,509
Lithium Americas *	5,021	12,965

TOTAL CANADA		112,474
CHILE — 3.5%
Materials — 3.5%
Antofagasta PLC	5,837	144,986

CHINA — 33.8%
Industrials — 12.4%
Eve Energy, Cl A	20,700	127,125
Fangda Carbon New Material, Cl A	67,100	44,577
GEM, Cl A	124,400	111,284
Guizhou Zhenhua E-chem, Cl A *	7,371	14,056
XTC New Energy Materials Xiamen, Cl A	5,100	34,801
Zhejiang Huayou Cobalt, Cl A	28,830	176,654
		508,497
Materials — 21.4%
China Northern Rare Earth Group High-Tech, Cl A	45,100	234,564
China Rare Earth Resources And Technology, Cl A *	15,700	92,238
Hunan Changyuan Lico, Cl A *	21,207	16,677
Jiangxi Black Cat Carbon Black, Cl A *	10,800	16,387
MMG *	107,220	52,449
Nanjing Hanrui Cobalt, Cl A	5,600	28,496
Shenghe Resources Holding, Cl A	30,500	92,047
Sinomine Resource Group, Cl A	16,000	80,242

Schedules of Investments	July 31, 2025 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Weihai Guangwei Composites, Cl A	12,860	$54,132
Western Mining, Cl A	42,400	98,146
Xiangtan Electrochemical Scientific, Cl A	10,700	19,767
Youngy, Cl A	5,100	24,410
Yunnan Chihong Zinc&Germanium, Cl A	79,900	60,616
Zhongfu Shenying Carbon Fiber, Cl A *	3,411	10,266
		880,437
TOTAL CHINA		1,388,934
FRANCE — 0.7%
Industrials — 0.4%
Mersen	578	15,943

Materials — 0.3%
Eramet	234	13,011

TOTAL FRANCE		28,954
INDONESIA — 0.5%
Materials — 0.5%
Nickel Industries	47,237	22,506

JAPAN — 4.8%
Basic Materials — 0.2%
Pacific Metals	862	10,619

Industrials — 0.3%
Nippon Carbon	397	10,934

Materials — 4.3%
Sumitomo Metal Mining	6,347	141,495
Tokai Carbon	5,101	35,098
		176,593
TOTAL JAPAN		198,146
MEXICO — 7.5%
Materials — 7.5%
Grupo Mexico, Cl B	27,000	169,341

Schedules of Investments	July 31, 2025 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Southern Copper	1,488	$140,110

TOTAL MEXICO		309,451
SOUTH AFRICA — 15.4%
Materials — 15.4%
African Rainbow Minerals	2,853	29,238
Anglo American Platinum	2,396	108,855
Impala Platinum Holdings *	20,739	197,165
Northam Platinum Holdings	9,645	111,894
Sibanye Stillwater *	76,636	162,617
Valterra Platinum Limited *	491	21,962

TOTAL SOUTH AFRICA		631,731
SWEDEN — 3.1%
Materials — 3.1%
Boliden *	4,085	125,943

UNITED KINGDOM — 2.9%
Materials — 2.9%
Anglo American	4,206	119,557

UNITED STATES — 14.9%
Industrials — 3.5%
GrafTech International *	10,473	14,558
Hexcel	2,164	129,645
		144,203
Materials — 11.4%
Albemarle	1,844	125,115
Freeport-McMoRan	3,628	145,991

Schedules of Investments	July 31, 2025 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
MP Materials *	3,192	$196,308
		467,414
TOTAL UNITED STATES		611,617
TOTAL COMMON STOCK (Cost $4,341,859)		4,110,645
TOTAL INVESTMENTS — 99.9% (Cost $4,341,859)		$4,110,645

Percentages are based on Net Assets of $4,114,357.

*	Non-income producing security.

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 0.0%
Health Care — 0.0%
Benitec Biopharma *	7,285	$79,625

Materials — 0.0%
Metals Acquisition, Cl A *	36,433	438,289

TOTAL AUSTRALIA		517,914
AUSTRIA — 0.0%
Materials — 0.0%
Critical Metals *	16,206	61,097

BAHAMAS — 0.1%
Consumer Discretionary — 0.1%
OneSpaWorld Holdings	48,418	1,071,006

BELGIUM — 0.0%
Materials — 0.0%
Titan America SA	12,362	177,395

BERMUDA — 0.1%
Energy — 0.0%
Teekay	26,545	191,124

Financials — 0.1%
Bank of NT Butterfield & Son	22,191	1,009,912
Hamilton Insurance Group, Cl B *	22,984	493,926
Kestrel Group *	811	22,043
		1,525,881
Industrials — 0.0%
Himalaya Shipping (A)	15,813	107,845

TOTAL BERMUDA		1,824,850
BRAZIL — 0.2%
Communication Services — 0.0%
VTEX, Cl A *	29,368	175,327

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.2%
Pagseguro Digital, Cl A	90,658	$709,852
StoneCo, Cl A *	123,880	1,583,187
		2,293,039
TOTAL BRAZIL		2,468,366
BRITISH VIRGIN ISLANDS — 0.1%
Industrials — 0.1%
Acuren *	52,813	585,696

CAMEROON — 0.2%
Energy — 0.2%
Golar LNG	51,085	2,102,659

CANADA — 0.9%
Consumer Staples — 0.0%
SunOpta *	48,645	283,600

Energy — 0.1%
Encore Energy *	94,072	248,350
Kolibri Global Energy *	17,791	109,237
Teekay Tankers, Cl A	12,273	519,762
		877,349
Financials — 0.0%
Kingsway Financial Services *	9,168	128,169

Health Care — 0.1%
Aurinia Pharmaceuticals *	60,182	556,382
Bright Minds Biosciences *	2,261	76,354
Fennec Pharmaceuticals *	11,909	97,416
Kintara Therapeutics *	12,853	31,875
Xenon Pharmaceuticals *	38,840	1,186,174
		1,948,201
Industrials — 0.0%
Brookfield Business, Cl A	12,224	376,010

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.3%
D-Wave Quantum *	147,171	$2,529,870
Hut 8 *	48,179	1,022,840
		3,552,710
Materials — 0.2%
NioCorp Developments *	26,179	73,825
Novagold Resources *	127,306	660,718
SSR Mining *	104,049	1,243,385
US Goldmining *	741	5,743
Vox Royalty	20,283	64,297
		2,047,968
Real Estate — 0.0%
Real Brokerage *	54,195	214,070

Utilities — 0.2%
Brookfield Infrastructure, Cl A	61,584	2,404,240

TOTAL CANADA		11,832,317
CAYMAN ISLANDS — 0.0%
Consumer Discretionary — 0.0%
Livewire Group *	18,580	69,675

Financials — 0.0%
Patria Investments, Cl A	30,717	428,502

TOTAL CAYMAN ISLANDS		498,177
CHINA — 0.0%
Information Technology — 0.0%
indie Semiconductor, Cl A *	99,022	387,176
Mercurity Fintech Holding *	16,101	66,336

TOTAL CHINA		453,512
COSTA RICA — 0.0%
Real Estate — 0.0%
Logistic Properties of The Americas *	1,573	9,548

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.0%
Materials — 0.0%
Orion	28,282	$274,335

GHANA — 0.0%
Energy — 0.0%
Kosmos Energy *	242,367	521,089

GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global *	2,898	22,575

GUERNSEY — 0.1%
Consumer Discretionary — 0.1%
Super Group SGHC	81,399	875,039

HONG KONG — 0.0%
Consumer Discretionary — 0.0%
GigaCloud Technology, Cl A *	13,511	300,890

Financials — 0.0%
AGBA Group Holding *	51,870	27,963

TOTAL HONG KONG		328,853
INDIA — 0.1%
Industrials — 0.1%
WNS Holdings *	20,628	1,542,768

IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	17,402	189,334

Health Care — 0.0%
Prothena *	19,580	134,514

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.1%
Cimpress *	7,632	$422,126

TOTAL IRELAND		745,974
ISLE OF MAN — 0.0%
Materials — 0.0%
Lifezone Metals *	14,030	61,872

ISRAEL — 0.1%
Communication Services — 0.0%
Nexxen International ADR *	19,070	196,039

Health Care — 0.0%
MediWound *	3,840	71,578
Nano-X Imaging *	32,520	153,169
		224,747
Information Technology — 0.1%
Sapiens International	15,924	436,477

TOTAL ISRAEL		857,263
ITALY — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna	31,350	252,054

MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	8,565	90,532

MEXICO — 0.0%
Energy — 0.0%
Borr Drilling	113,687	230,785

MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	22,195	1,003,436

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.0%
Costamare	22,706	$229,104
Costamare Bulkers Holding *	4,563	41,067
Safe Bulkers	29,138	114,512
		384,683
TOTAL MONACO		1,388,119
NORWAY — 0.2%
Energy — 0.2%
FLEX LNG (A)	16,021	401,646
Seadrill *	32,091	935,774
SFL, Cl B	61,997	569,132
		1,906,552
Industrials — 0.0%
Freyr Battery *	59,156	70,396
Golden Ocean Group (A)	52,250	426,360
		496,756
TOTAL NORWAY		2,403,308
PANAMA — 0.1%
Financials — 0.1%
Banco Latinoamericano de Comercio Exterior	14,837	592,887

PUERTO RICO — 0.3%
Communication Services — 0.0%
Liberty Latin America, Cl A *	14,711	103,712
Liberty Latin America, Cl C *	64,047	457,296
		561,008
Financials — 0.3%
EVERTEC	32,903	1,189,444
First BanCorp	82,604	1,720,641
OFG Bancorp	23,161	987,122
		3,897,207
TOTAL PUERTO RICO		4,458,215

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	16,968	$296,601
Information Technology — 0.1%
Kulicke & Soffa Industries	26,695	874,528

TOTAL SINGAPORE		1,171,129
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining	8,406	165,514

SOUTH KOREA — 0.0%
Communication Services — 0.0%
Webtoon Entertainment *	9,060	90,962

SWEDEN — 0.1%
Financials — 0.1%
SiriusPoint *	52,389	1,027,348

SWITZERLAND — 0.3%
Consumer Discretionary — 0.1%
Garrett Motion	64,879	846,022

Health Care — 0.2%
ADC Therapeutics *	36,609	101,407
CRISPR Therapeutics *	42,227	2,375,691
		2,477,098
Industrials — 0.0%
Aebi Schmidt *	17,127	176,408

TOTAL SWITZERLAND		3,499,528
THAILAND — 0.5%
Energy — 0.0%
BKV *	8,514	175,729

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.5%
Fabrinet *	18,467	$5,978,322

TOTAL THAILAND		6,154,051
UNITED KINGDOM — 0.3%
Consumer Discretionary — 0.1%
Genius Sports *	113,129	1,272,701

Financials — 0.1%
Fidelis Insurance Holdings	30,438	459,918
Marex Group	16,223	625,884
		1,085,802
Health Care — 0.1%
Indivior *	61,985	1,252,097

Industrials — 0.0%
Luxfer Holdings	13,510	162,390

TOTAL UNITED KINGDOM		3,772,990
UNITED STATES — 95.7%
Communication Services — 2.5%
Advantage Solutions *	47,583	65,189
Altice USA, Cl A *	132,824	345,342
AMC Entertainment Holdings, Cl A *	222,301	644,673
AMC Networks, Cl A *	16,935	101,441
Angi, Cl A *	22,041	357,505
Anterix *	6,580	146,142
Arena Group Holdings *	6,537	39,941
Atlanta Braves Holdings, Cl A *	3,510	165,321
Atlanta Braves Holdings, Cl C *	23,624	1,052,685
ATN International	5,054	86,676
Bandwidth, Cl A *	13,645	189,802
Boston Omaha, Cl A *	11,039	148,474
Bumble, Cl A *	37,202	289,432
Cable One	2,591	331,596
Cargurus, Cl A *	42,075	1,380,901
Cars.com *	29,589	380,810
Cinemark Holdings	54,395	1,461,594
Cogent Communications Holdings	23,002	1,048,661

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
CuriosityStream	16,095	$78,061
EchoStar, Cl A *	69,315	2,258,976
Emerald Holding	6,957	34,576
Entravision Communications, Cl A	33,127	73,211
Eventbrite, Cl A *	37,581	91,698
EverQuote, Cl A *	13,926	342,440
EW Scripps, Cl A *	33,127	99,050
fuboTV *	170,461	678,435
Gaia, Cl A *	8,541	35,872
Gannett *	72,049	274,507
Getty Images Holdings *	55,577	98,371
Globalstar *	25,594	601,203
Gogo *	34,971	554,640
Golden Matrix Group *	7,152	10,621
Gray Television	45,452	204,988
Ibotta, Cl A *	6,699	243,509
IDT, Cl B	8,358	492,370
iHeartMedia, Cl A *	60,200	112,574
IMAX *	22,094	569,804
Integral Ad Science Holding *	39,097	320,595
John Wiley & Sons, Cl A	21,003	810,716
Lumen Technologies *	487,403	2,168,943
Madison Square Garden Entertainment, Cl A *	20,284	766,532
Magnite *	71,490	1,644,985
Marcus	12,121	198,421
MediaAlpha, Cl A *	16,855	168,887
National CineMedia	32,453	156,099
Newsmax Inc *	3,770	50,103
Nextdoor Holdings *	108,077	189,135
Outbrain *	18,185	46,008
Playstudios *	47,320	54,418
Playtika Holding	28,396	126,504
PubMatic, Cl A *	21,303	255,849
QuinStreet *	27,809	456,346
Reservoir Media *	10,338	82,084
Rumble *	40,262	339,811
Scholastic	11,105	273,960
Shenandoah Telecommunications	26,036	382,208
Shutterstock	12,181	233,388

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Sinclair	19,616	$283,647
Sphere Entertainment *	14,231	612,645
Spok Holdings	10,327	189,397
Stagwell, Cl A *	58,612	335,847
Starz Entertainment Corp *	6,552	95,332
TEGNA	82,151	1,371,922
Telephone and Data Systems	50,115	1,956,490
Thryv Holdings *	18,988	249,882
Toro Combineco *	14,103	102,106
Travelzoo *	3,215	32,118
TripAdvisor *	59,422	1,039,291
TrueCar *	42,248	77,314
Vimeo *	79,974	303,101
Vivid Seats, Cl A *	32,936	51,051
WideOpenWest *	26,678	89,905
Yelp, Cl A *	31,545	1,086,094
Ziff Davis *	21,763	677,265
ZipRecruiter, Cl A *	33,097	139,007
		32,508,497
Consumer Discretionary — 9.7%
1-800-Flowers.com, Cl A *	11,087	65,524
Abercrombie & Fitch, Cl A *	24,056	2,309,857
Academy Sports & Outdoors	33,911	1,722,340
Accel Entertainment, Cl A *	27,496	353,599
Acushnet Holdings	14,443	1,149,952
Adient *	43,019	922,327
Adtalem Global Education *	18,840	2,152,847
Advance Auto Parts	30,669	1,627,604
A-Mark Precious Metals	9,685	206,097
American Axle & Manufacturing Holdings *	59,040	262,728
American Eagle Outfitters	83,043	896,864
American Outdoor Brands *	6,213	58,464
American Public Education *	8,819	260,337
America’s Car-Mart *	3,830	172,503
AMMO *	44,387	52,377
Arhaus, Cl A *	26,152	229,092
Arko	38,807	161,825
Asbury Automotive Group *	10,028	2,227,419

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bally’s Corporation *	3,748	$34,781
BARK *	53,759	46,308
Barnes & Noble Education *	7,558	66,737
Bassett Furniture Industries	4,075	64,466
Beazer Homes USA *	14,690	345,215
Beyond *	28,122	251,692
Biglari Holdings, Cl B *	369	113,770
BJ’s Restaurants *	10,965	388,490
Bloomin’ Brands	42,903	390,846
Boot Barn Holdings *	15,749	2,707,253
Brinker International *	22,603	3,562,233
Buckle	16,093	794,511
Build-A-Bear Workshop, Cl A	6,402	324,645
Caleres	16,875	231,694
Camping World Holdings, Cl A	30,791	426,147
Capri Holdings *	59,432	1,081,068
Carriage Services, Cl A	7,188	322,885
Carter’s	18,173	440,514
Cavco Industries *	3,891	1,570,680
Century Communities	13,705	771,454
Cheesecake Factory	23,659	1,512,047
Citi Trends *	2,454	74,896
Clarus	14,863	53,507
Cooper-Standard Holdings *	8,629	207,959
Coursera *	70,671	893,281
Cracker Barrel Old Country Store	11,397	706,614
Cricut, Cl A	23,317	114,253
Dana	67,669	1,077,290
Dave & Buster’s Entertainment *	13,897	406,348
Denny’s *	26,599	98,948
Designer Brands, Cl A	17,728	49,993
Dine Brands Global	7,738	174,956
Dorman Products *	14,125	1,703,757
Dream Finders Homes, Cl A *	15,428	390,637
El Pollo Loco Holdings *	13,727	141,388
Envela *	3,358	18,200
Escalade	5,348	65,727
Ethan Allen Interiors	11,775	350,542
European Wax Center, Cl A *	14,712	68,852

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
EVgo, Cl A *	65,442	$220,540
Faraday Future Intelligent Electric *	44,872	95,577
Figs, Cl A *	45,144	293,436
First Watch Restaurant Group *	20,706	358,007
Flexsteel Industries	1,893	64,381
Foot Locker *	43,676	1,093,647
Fox Factory Holding *	21,479	652,317
Frontdoor *	38,000	2,223,000
Funko, Cl A *	17,503	67,212
Genesco *	5,184	124,727
Gentherm *	15,578	499,119
G-III Apparel Group *	20,014	472,330
Global Business Travel Group I *	48,208	309,977
Golden Entertainment	9,923	279,035
Goodyear Tire & Rubber *	133,430	1,371,660
Graham Holdings, Cl B	1,648	1,572,489
Green Brick Partners *	16,128	998,968
Group 1 Automotive	6,442	2,655,070
Groupon, Cl A *	12,813	395,153
Hamilton Beach Brands Holding, Cl A	3,680	57,298
Hanesbrands *	179,568	734,433
Haverty Furniture	6,863	141,584
Helen of Troy *	11,664	256,375
Hilton Grand Vacations *	31,319	1,403,718
Holley *	30,022	62,446
Hovnanian Enterprises, Cl A *	2,439	291,387
Inspired Entertainment *	12,661	114,076
Installed Building Products	11,957	2,418,782
International Game Technology	57,171	848,418
J Jill	3,748	58,769
Jack in the Box (A)	9,599	189,100
JAKKS Pacific	4,526	80,155
Johnson Outdoors, Cl A	2,683	89,076
KB Home	35,789	1,977,700
KinderCare Learning *	15,902	152,818
Kohl’s	55,749	604,319
Kontoor Brands	28,190	1,569,055
Krispy Kreme	38,931	140,930
Kura Sushi USA, Cl A *	3,217	282,260

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lakeland Industries	4,626	$64,348
Lands’ End *	6,001	70,392
Latham Group *	22,712	153,987
Laureate Education, Cl A *	65,754	1,486,040
La-Z-Boy	21,185	762,024
LCI Industries	12,613	1,198,235
Legacy Housing *	4,345	97,241
Leggett & Platt	68,085	650,212
LGI Homes *	10,616	565,514
Life Time Group Holdings *	69,375	1,992,450
Lincoln Educational Services *	15,043	344,033
Lindblad Expeditions Holdings *	19,199	229,428
Lovesac *	6,801	122,486
Luminar Technologies, Cl A *	20,341	60,413
M/I Homes *	13,506	1,623,286
Malibu Boats, Cl A *	9,686	322,641
Marine Products	4,649	39,935
MarineMax *	9,722	220,495
Marriott Vacations Worldwide	16,309	1,214,531
MasterCraft Boat Holdings *	8,293	160,387
Meritage Homes	36,285	2,443,432
Mister Car Wash *	50,518	291,741
Modine Manufacturing *	26,816	3,608,361
Monarch Casino & Resort	6,620	681,595
Monro	15,259	215,076
Motorcar Parts of America *	9,227	95,684
Movado Group	7,701	119,443
Nathan’s Famous	1,320	125,400
National Vision Holdings *	39,812	965,839
Nerdy *	29,168	44,044
ODP *	14,119	251,883
OneWater Marine, Cl A *	5,607	86,011
Oxford Industries	7,152	273,063
Papa John’s International	16,702	708,332
Patrick Industries	16,587	1,612,920
Peloton Interactive, Cl A *	188,322	1,344,619
Perdoceo Education	31,386	903,289
Petco Health & Wellness, Cl A *	39,679	119,434
Phinia	20,157	1,021,960

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Polaris	27,221	$1,440,263
Portillo’s, Cl A *	28,657	285,424
Potbelly *	12,867	154,790
RCI Hospitality Holdings	4,125	147,799
RealReal *	48,631	255,799
Red Rock Resorts, Cl A	24,990	1,533,137
Revolve Group, Cl A *	20,658	428,654
Rocky Brands	3,608	94,385
Rush Street Interactive *	45,291	913,067
Sabre *	185,248	561,301
Sally Beauty Holdings *	52,231	508,730
Savers Value Village *	11,757	122,390
Serve Robotics *	23,773	242,247
Shake Shack, Cl A *	19,863	2,390,313
Shoe Carnival	9,178	187,782
Signet Jewelers	21,333	1,687,440
Six Flags Entertainment	49,026	1,468,819
Skyline Champion *	27,608	1,681,327
Sleep Number *	10,541	77,266
Smith & Wesson Brands	22,287	177,182
Solid Power *	73,640	234,912
Sonic Automotive, Cl A	7,540	545,519
Sonos *	60,123	649,930
Standard Motor Products	10,747	326,279
Steven Madden	35,483	851,769
Stitch Fix, Cl A *	54,270	256,697
Strategic Education	12,309	912,651
Strattec Security *	1,996	126,666
Stride *	21,857	2,802,723
Sturm Ruger	8,238	281,410
Superior Group	5,677	54,783
Sweetgreen, Cl A *	52,838	680,553
Target Hospitality *	16,200	122,958
Taylor Morrison Home, Cl A *	50,381	2,986,586
ThredUp, Cl A *	46,250	382,025
Tile Shop Holdings *	15,047	94,947
Topgolf Callaway Brands *	67,448	623,894
Torrid Holdings *	12,021	29,932
Traeger *	15,859	25,692

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tri Pointe Homes *	45,676	$1,406,821
Udemy *	49,390	375,858
United Parks & Resorts *	13,879	656,893
Universal Technical Institute *	22,902	737,902
Upbound Group, Cl A	26,773	552,461
Urban Outfitters *	32,339	2,434,480
Victoria’s Secret *	34,953	657,116
Visteon *	14,054	1,562,102
Vroom *	580	14,570
Warby Parker, Cl A *	50,165	1,201,452
Weyco Group	3,225	93,783
Winmark	1,521	574,056
Winnebago Industries	13,943	414,386
Wolverine World Wide	41,158	929,348
XPEL *	12,294	401,891
Xponential Fitness, Cl A *	13,897	145,363
Zspace *	966	2,734
Zumiez *	8,115	111,257
		127,006,402
Consumer Staples — 2.3%
Alico	2,787	89,964
Andersons	16,716	600,439
B&G Foods	38,977	159,806
Beauty Health *	57,782	88,984
Beyond Meat * (A)	37,184	113,039
BRC, Cl A *	31,474	53,506
Calavo Growers	8,555	224,997
Cal-Maine Foods	23,503	2,612,123
Central Garden & Pet *	4,708	183,706
Central Garden & Pet, Cl A *	26,434	938,936
Chefs’ Warehouse *	18,651	1,278,713
Dole	33,904	482,793
Edgewell Personal Care	23,825	601,105
Energizer Holdings	33,859	762,505
FitLife Brands *	1,998	24,975
Fresh Del Monte Produce	16,984	638,429
Grocery Outlet Holding *	48,360	636,901
Guardian Pharmacy Services, Cl A *	6,477	135,369

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hain Celestial Group *	47,263	$74,203
Herbalife *	51,613	474,840
HF Foods Group *	21,147	57,308
Honest *	47,702	219,906
Ingles Markets, Cl A	7,469	470,024
Inter Parfums	9,381	1,131,349
Ispire Technology *	10,280	28,167
J & J Snack Foods	7,950	897,476
John B Sanfilippo & Son	3,896	246,656
Lancaster Colony	10,236	1,819,551
Lifevantage	5,281	66,277
Lifeway Foods *	2,555	64,437
Limoneira	8,362	122,754
Mama’s Creations *	17,507	144,608
Medifast *	5,724	78,819
MGP Ingredients	7,165	202,626
Mission Produce *	24,639	304,045
National Beverage *	12,255	561,524
Natural Grocers by Vitamin Cottage	6,547	248,066
Nature’s Sunshine Products *	7,365	103,184
Nu Skin Enterprises, Cl A	24,762	207,506
Oil-Dri Corp of America	5,112	288,317
Olaplex Holdings *	73,481	102,139
PriceSmart	13,071	1,405,133
Seneca Foods, Cl A *	2,299	240,774
Simply Good Foods *	47,954	1,460,679
SpartanNash	17,244	457,656
Spectrum Brands Holdings	13,013	696,326
Tootsie Roll Industries	8,923	338,449
TreeHouse Foods *	25,661	493,204
Turning Point Brands	8,709	722,324
United Natural Foods *	30,626	846,503
Universal	12,367	673,630
USANA Health Sciences *	5,626	165,348
Utz Brands	37,000	482,110
Village Super Market, Cl A	4,655	160,132
Vita Coco *	20,574	725,439
Vital Farms *	17,645	656,394
Waldencast, Cl A *	21,366	38,031

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
WD-40	6,945	$1,489,008
Weis Markets	8,386	607,230
Westrock Coffee *	18,210	121,096
WK Kellogg	31,779	732,506
Zevia PBC, Cl A *	15,874	49,209
		30,101,253
Energy — 4.3%
Archrock	84,521	1,974,411
Atlas Energy Solutions, Cl A	39,542	514,046
Berry	38,889	117,445
Bristow Group *	14,568	503,616
Cactus, Cl A	35,012	1,481,358
California Resources	33,370	1,607,767
Calumet *	35,229	561,550
Centrus Energy, Cl A *	7,546	1,625,408
Clean Energy Fuels *	90,285	183,279
CNX Resources *	72,738	2,204,689
Comstock Resources *	37,820	675,843
CONSOL Energy	26,998	1,992,722
Core Laboratories	23,958	262,101
Crescent Energy, Cl A	91,372	844,277
CVR Energy	15,839	424,168
Delek US Holdings	31,107	695,864
DHT Holdings	65,067	721,593
Diversified Energy	28,122	423,517
DMC Global *	10,464	84,654
Dorian LPG	19,030	547,874
Empire Petroleum *	8,090	36,567
Energy Fuels *	106,403	967,203
Energy Services of America	5,952	65,055
Epsilon Energy	9,773	61,081
Evolution Petroleum	16,280	78,632
Excelerate Energy, Cl A	11,668	299,401
Expro Group Holdings *	52,775	568,915
Flowco Holdings Inc	9,366	175,144
Forum Energy Technologies *	5,801	114,338
FutureFuel	12,740	51,597
Gevo *	116,978	152,071

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Granite Ridge Resources	27,959	$145,107
Green Plains *	32,836	271,554
Gulfport Energy *	7,790	1,356,473
Hallador Energy *	15,891	280,317
Helix Energy Solutions Group *	73,242	434,325
Helmerich & Payne	49,423	801,147
HighPeak Energy	9,248	92,203
Infinity Natural Resources Inc *	7,396	110,274
Innovex International *	19,693	323,359
International Seaways	20,590	821,541
Kinetik Holdings, Cl A	22,614	980,995
Kodiak Gas Services	27,568	891,274
Liberty Energy, Cl A	80,689	995,702
Lightbridge *	9,506	128,141
Magnolia Oil & Gas, Cl A	95,222	2,268,188
Mammoth Energy Services *	12,962	33,701
Murphy Oil	69,091	1,714,148
Nabors Industries *	7,195	250,242
NACCO Industries, Cl A	2,161	81,945
National Energy Services Reunited *	30,881	205,976
Natural Gas Services Group *	5,185	124,907
Navigator Holdings	16,690	263,201
New Fortress Energy, Cl A	86,420	235,495
Newpark Resources *	40,836	368,341
NextDecade *	68,297	775,854
Noble	64,547	1,730,505
Nordic American Tankers	104,785	292,350
Northern Oil & Gas	47,195	1,329,011
Oceaneering International *	48,039	1,042,446
Oil States International *	29,558	147,494
OPAL Fuels, Cl A *	10,625	25,181
Par Pacific Holdings *	27,262	855,482
Patterson-UTI Energy	180,469	1,066,572
PBF Energy, Cl A	42,834	968,048
Peabody Energy	62,508	1,009,504
Prairie Operating *	10,897	33,672
PrimeEnergy Resources *	276	46,525
ProFrac Holding, Cl A *	6,221	43,671
ProPetro Holding *	40,896	219,203

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Ranger Energy Services, Cl A	8,624	$115,475
REX American Resources *	7,563	395,394
Riley Exploration Permian	6,684	175,388
RPC	45,280	210,552
Sable Offshore *	34,918	1,070,935
SandRidge Energy	18,405	191,228
SEACOR Marine Holdings *	10,341	51,705
Select Water Solutions, Cl A	47,693	459,284
Sitio Royalties, Cl A	39,901	725,001
SM Energy	58,330	1,609,325
Solaris Oilfield Infrastructure, Cl A	18,647	609,198
Summit Midstream *	5,039	128,394
Talos Energy *	61,527	526,056
TETRA Technologies *	64,574	264,753
Tidewater *	25,825	1,291,508
Transocean *	380,643	1,111,478
Uranium Energy *	217,445	1,885,248
VAALCO Energy	52,325	194,649
Valaris *	32,588	1,584,754
Verde Clean Fuels *	2,162	6,356
Vital Energy *	15,205	284,182
Vitesse Energy	14,966	358,136
W&T Offshore	52,379	92,711
World Kinect	28,248	770,323
		56,892,293
Financials — 18.1%
1st Source	9,779	584,980
Acacia Research *	17,303	61,253
ACNB	5,259	221,404
ACRES Commercial Realty ‡ *	3,110	61,205
AFC Gamma ‡	9,952	43,888
Alerus Financial	11,451	242,074
AlTi Global *	21,516	88,000
Amalgamated Financial	11,943	346,228
Ambac Financial Group *	24,265	203,826
Amerant Bancorp, Cl A	18,920	365,156
American Coastal Insurance	12,831	133,571
Ameris Bancorp	33,819	2,311,529

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
AMERISAFE	9,732	$435,799
Ames National	4,675	84,384
Angel Oak Mortgage REIT ‡	6,311	58,440
Apollo Commercial Real Estate Finance ‡	71,329	686,185
Arbor Realty Trust ‡ (A)	97,460	1,087,654
Ares Commercial Real Estate ‡	26,681	119,264
ARMOUR Residential REIT ‡	42,087	686,439
Arrow Financial	8,299	222,413
Artisan Partners Asset Management, Cl A	31,973	1,446,778
Associated Banc-Corp	84,974	2,102,257
Atlantic Union Bankshares	72,816	2,308,267
Atlanticus Holdings *	2,670	132,512
AvidXchange Holdings *	87,290	860,679
Axos Financial *	26,660	2,302,091
Bakkt Holdings, Cl A *	2,544	25,186
Baldwin Insurance Group, Cl A *	35,939	1,323,993
Banc of California	70,817	1,028,263
BancFirst	10,664	1,327,881
Bancorp *	23,313	1,472,449
Bank First	4,694	557,741
Bank of Hawaii	20,138	1,246,139
Bank of Marin Bancorp	7,440	168,516
Bank7	2,205	97,659
BankFinancial	5,594	62,205
BankUnited	38,586	1,407,231
Bankwell Financial Group	3,628	144,757
Banner	17,450	1,083,209
Bar Harbor Bankshares	7,704	223,724
BayCom	5,282	142,667
BCB Bancorp	7,949	66,454
Berkshire Hills Bancorp	23,693	583,796
Better Home & Finance Holding *	2,423	31,354
BGC Group, Cl A	183,052	1,696,892
Blackstone Mortgage Trust, Cl A ‡	83,131	1,536,261
Blue Foundry Bancorp *	9,697	82,909
Blue Ridge Bankshares *	32,489	119,235
Bowhead Specialty Holdings *	8,099	263,217
Bread Financial Holdings	23,804	1,459,185
Bridgewater Bancshares *	10,603	164,983

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Brightsphere Investment Group	14,224	$594,421
BrightSpire Capital, Cl A ‡	65,557	339,585
Brookline Bancorp	44,875	463,110
Burford Capital	98,009	1,259,416
Burke & Herbert Financial Services	6,850	397,231
Business First Bancshares	14,580	346,275
BV Financial *	4,357	68,143
Byline Bancorp	13,947	366,806
C&F Financial	1,543	98,521
Cadence Bank	89,557	3,121,061
Camden National	8,477	319,668
Cannae Holdings	29,451	629,662
Cantaloupe *	26,980	298,669
Capital Bancorp	5,968	187,873
Capital City Bank Group	7,018	277,843
Capitol Federal Financial	62,943	378,917
Carter Bankshares *	11,678	202,964
Cass Information Systems	6,190	247,662
Cathay General Bancorp	34,459	1,558,236
CB Financial Services	2,296	72,680
Central Pacific Financial	13,563	361,590
CF Bankshares	1,971	46,516
Chain Bridge Bancorp, Cl A *	1,149	30,380
Chemung Financial	2,152	108,891
Chicago Atlantic Real Estate Finance ‡	8,741	113,546
Chimera Investment ‡	40,616	543,036
ChoiceOne Financial Services	7,282	214,091
Citizens, Cl A *	22,837	87,237
Citizens & Northern	7,567	143,924
Citizens Community Bancorp	4,866	71,725
Citizens Financial Services	2,252	120,910
City Holding	7,278	888,644
Civista Bancshares	7,717	150,250
Claros Mortgage Trust ‡	46,874	133,591
CNB Financial	14,393	330,314
CNO Financial Group	50,689	1,867,383
Coastal Financial *	6,621	636,940
Cohen & Steers	14,201	1,044,626
Colony Bankcorp	8,763	143,626

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Columbia Financial *	13,899	$200,007
Community Financial System	27,018	1,423,849
Community Trust Bancorp	8,190	442,096
Community West Bancshares	8,516	163,933
Compass Diversified Holdings	34,349	219,490
ConnectOne Bancorp	24,342	560,596
Consumer Portfolio Services *	4,741	37,454
Crawford, Cl A	8,340	79,814
Customers Bancorp *	15,100	962,625
CVB Financial	67,568	1,262,846
Dave *	4,746	1,119,107
Diamond Hill Investment Group	1,398	189,527
DigitalBridge Group	87,558	940,373
Dime Community Bancshares	20,397	565,201
Donegal Group, Cl A	8,440	144,746
Donnelley Financial Solutions *	13,584	719,409
Dynex Capital ‡	53,881	670,280
Eagle Bancorp	15,090	242,798
Eagle Bancorp Montana	3,796	61,192
Eagle Financial Services	2,260	74,603
Eastern Bankshares	100,441	1,551,813
ECB Bancorp *	3,826	59,571
eHealth *	14,465	49,181
Ellington Financial ‡	47,149	598,321
Employers Holdings	12,336	509,230
Enact Holdings	14,754	512,849
Encore Capital Group *	11,795	435,000
Enova International *	12,516	1,308,673
Enterprise Financial Services	18,767	1,035,751
Equity Bancshares, Cl A	8,161	306,690
Esquire Financial Holdings	3,694	354,181
Essent Group	50,809	2,844,796
F&G Annuities & Life	10,831	345,617
Farmers & Merchants Bancorp	6,447	154,792
Farmers National Banc	18,673	252,832
FB Bancorp *	9,001	105,042
FB Financial	21,460	1,046,390
Federal Agricultural Mortgage, Cl C	4,781	823,623
Fidelity D&D Bancorp	2,349	94,994

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Finance of America, Cl A *	2,298	$49,476
Financial Institutions	10,056	256,327
Finward Bancorp	1,748	48,472
Finwise Bancorp *	4,575	81,755
First Bancorp	5,396	136,033
First Bancorp	20,657	1,034,709
First Bank	11,214	167,089
First Busey	43,699	975,362
First Business Financial Services	3,999	190,432
First Capital	1,657	58,857
First Commonwealth Financial	51,726	853,996
First Community	3,794	93,996
First Community Bankshares	8,000	292,000
First Financial	5,769	308,930
First Financial Bancorp	48,700	1,180,488
First Financial Bankshares	68,734	2,379,571
First Foundation *	32,122	156,434
First Internet Bancorp	3,868	84,825
First Interstate BancSystem, Cl A	45,011	1,295,867
First Merchants	29,842	1,137,577
First Mid Bancshares	10,572	401,419
First National	3,884	83,894
First Savings Financial Group	2,777	71,036
First United	3,041	99,958
First Western Financial *	4,338	93,896
FirstCash Holdings	20,268	2,701,522
Firstsun Capital Bancorp *	6,458	229,582
Five Star Bancorp	7,990	240,419
Flushing Financial	16,444	197,164
Flywire *	59,919	652,518
Forge Global Holdings *	5,203	114,050
Franklin BSP Realty Trust ‡	41,854	422,725
Franklin Financial Services	2,166	87,073
FS Bancorp	3,380	132,124
Fulton Financial	93,271	1,674,214
FVCBankcorp	7,995	102,416
GBank Financial Holdings *	4,597	172,548
GCM Grosvenor	22,600	266,454
Genworth Financial, Cl A *	210,483	1,654,396

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
German American Bancorp	18,536	$712,153
Glacier Bancorp	58,431	2,561,031
GoHealth, Cl A *	2,349	14,399
Goosehead Insurance, Cl A	12,178	1,107,102
Great Ajax ‡	21,245	55,237
Great Southern Bancorp	4,365	248,543
Green Dot, Cl A *	27,391	277,197
Greene County Bancorp	3,776	89,453
Greenlight Capital Re, Cl A *	13,356	173,628
Guaranty Bancshares	4,573	199,429
HA Sustainable Infrastructure Capital	62,498	1,623,073
Hancock Whitney	43,983	2,626,665
Hanmi Financial	15,337	349,837
Hanover Bancorp	2,363	49,174
HarborOne Bancorp	19,519	230,910
Hawthorn Bancshares	2,927	83,478
HBT Financial	6,454	160,511
HCI Group	4,366	611,415
Heritage Commerce	30,460	281,755
Heritage Financial	17,464	393,639
Heritage Insurance Holdings *	11,470	241,902
Hilltop Holdings	23,528	696,429
Hingham Institution For Savings	785	192,231
Hippo Holdings *	9,141	236,203
Home Bancorp	3,534	184,793
Home BancShares	96,251	2,710,428
HomeStreet *	9,319	121,893
HomeTrust Bancshares	8,215	319,235
Hope Bancorp	59,727	596,673
Horace Mann Educators	20,787	884,071
Horizon Bancorp	22,220	344,188
Independent Bank	24,936	1,584,683
Independent Bank	10,250	313,137
International Bancshares	27,885	1,901,199
International Money Express *	14,225	127,883
Invesco Mortgage Capital ‡	33,681	254,292
Investar Holding	4,632	100,514
Investors Title	735	155,247
Jackson Financial, Cl A	36,627	3,207,060

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
James River Group Holdings	18,659	$106,356
John Marshall Bancorp	6,658	122,574
Kearny Financial	28,946	171,650
Kingstone *	5,541	90,817
KKR Real Estate Finance Trust ‡	29,181	263,796
Ladder Capital, Cl A ‡	58,371	637,411
Lakeland Financial	13,045	826,662
Landmark Bancorp	2,228	54,118
LCNB	6,873	101,445
Lemonade *	28,377	1,069,245
LendingClub *	57,825	901,492
LendingTree *	5,648	263,649
LINKBANCORP	10,881	74,861
Lionsgate Studios Corp. *	97,959	579,917
Live Oak Bancshares	18,044	570,371
loanDepot, Cl A *	41,192	65,495
Lument Finance Trust ‡	23,032	49,749
MainStreet Bancshares	3,592	72,558
MarketWise	1,079	19,854
Marqeta, Cl A *	196,507	1,120,090
MBIA *	23,941	127,606
Medallion Financial	8,263	84,365
Mercantile Bank	8,144	372,099
Merchants Bancorp	13,213	387,141
Mercury General	13,749	952,118
Meridian	4,577	67,419
Metrocity Bankshares	9,893	273,047
Metropolitan Bank Holding	5,008	353,264
MFA Financial ‡	52,641	478,507
Mid Penn Bancorp	10,107	277,437
Middlefield Banc	3,747	104,354
Midland States Bancorp	10,519	178,402
MidWestOne Financial Group	10,407	286,609
Moelis, Cl A	37,957	2,662,304
Mortgage Investment Trust ‡	14,131	106,830
MVB Financial	5,804	131,983
National Bank Holdings, Cl A	19,329	716,333
National Bankshares	3,171	88,027
Navient	35,987	465,672

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
NB Bancorp *	17,758	$305,970
NBT Bancorp	26,171	1,082,956
NCR Atleos *	37,453	1,146,062
Nelnet, Cl A	7,060	880,876
NerdWallet, Cl A *	21,107	223,523
New York Community Bancorp	155,265	1,752,942
New York Mortgage Trust ‡	43,477	275,209
NewtekOne	12,562	143,709
Nexpoint Real Estate Finance ‡	3,798	52,412
NI Holdings *	3,485	44,399
Nicolet Bankshares	6,849	883,521
NMI Holdings, Cl A *	39,941	1,490,598
Northeast Bank	3,811	377,937
Northeast Community Bancorp	6,263	129,394
Northfield Bancorp	19,226	204,757
Northpointe Bancshares	5,267	77,320
Northrim BanCorp	2,743	229,123
Northwest Bancshares	74,158	867,652
Norwood Financial	4,459	108,086
Oak Valley Bancorp	3,488	92,955
OceanFirst Financial	29,216	490,244
Ohio Valley Banc	1,950	62,868
Old National Bancorp	163,764	3,457,058
Old Point Financial	2,065	82,910
Old Second Bancorp	22,207	376,853
Onity Group *	3,488	131,567
OP Bancorp	5,937	75,994
Open Lending, Cl A *	53,772	117,761
Oportun Financial *	16,939	103,836
OppFi	12,274	130,595
Orange County Bancorp	4,845	121,077
Orchid Island Capital, Cl A ‡	55,074	383,315
Origin Bancorp	15,188	555,121
Orrstown Financial Services	9,564	314,273
Oscar Health, Cl A *	93,568	1,314,630
P10, Cl A	27,652	340,120
Pacific Premier Bancorp	49,080	1,063,564
Palomar Holdings *	13,450	1,781,990
Park National	7,573	1,225,842

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Parke Bancorp	5,051	$104,303
Pathward Financial	11,991	906,819
Patriot National Bancorp *	22,048	34,395
Payoneer Global *	142,267	934,694
Paysafe *	16,570	201,325
Paysign *	17,436	129,724
PCB Bancorp	5,460	111,602
Peapack-Gladstone Financial	8,213	209,267
PennyMac Financial Services	14,915	1,389,183
PennyMac Mortgage Investment Trust ‡	44,590	525,716
Peoples Bancorp	17,779	509,191
Peoples Bancorp of North Carolina	2,176	62,473
Peoples Financial Services	4,766	232,152
Perella Weinberg Partners, Cl A	31,169	621,510
Pioneer Bancorp *	5,774	70,847
Piper Sandler	8,920	2,812,654
PJT Partners	11,707	2,091,104
Plumas Bancorp	2,639	108,885
Ponce Financial Group *	10,126	142,270
PRA Group *	20,181	306,751
Preferred Bank	6,376	579,068
Primis Financial	10,639	119,050
Princeton Bancorp	2,649	79,973
Priority Technology Holdings *	12,649	86,646
ProAssurance *	26,094	619,993
PROG Holdings	20,542	654,057
Provident Bancorp *	8,350	101,953
Provident Financial Services	65,811	1,199,076
QCR Holdings	8,397	596,187
Radian Group	72,278	2,356,986
RBB Bancorp	8,518	154,261
Ready Capital ‡	84,647	356,364
Red River Bancshares	2,354	141,640
Redwood Trust ‡	67,924	370,865
Regional Management	4,700	156,228
Remitly Global *	79,195	1,306,718
Renasant	48,213	1,766,524
Repay Holdings, Cl A *	39,355	193,627
Republic Bancorp, Cl A	4,237	291,760

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Rhinebeck Bancorp *	2,228	$28,273
Richmond Mutual BanCorp	4,599	63,650
Riverview Bancorp	10,282	50,690
Root, Cl A *	5,390	652,352
S&T Bancorp	19,518	715,140
Safety Insurance Group	7,529	529,665
SB Financial Group	2,993	56,298
Seacoast Banking Corp of Florida	43,477	1,225,617
Security National Financial, Cl A *	7,818	66,297
Selective Insurance Group	31,106	2,425,335
Selectquote *	69,454	122,239
ServisFirst Bancshares	26,386	2,075,259
Seven Hills Realty Trust ‡	7,336	75,487
Sezzle *	7,535	1,166,719
Shore Bancshares	15,793	244,949
Siebert Financial *	7,077	28,803
Sierra Bancorp	6,375	186,915
Silvercrest Asset Management Group, Cl A	4,003	65,489
Simmons First National, Cl A	72,381	1,387,544
Skyward Specialty Insurance Group *	18,253	923,237
SmartFinancial	7,411	253,901
Sound Financial Bancorp	1,043	48,030
South Plains Financial	6,566	243,664
Southern California Bancorp *	11,413	171,081
Southern First Bancshares *	3,882	161,336
Southern Missouri Bancorp	4,960	268,286
Southside Bancshares	14,735	433,798
SR Bancorp	3,920	54,566
Stellar Bancorp	24,000	708,720
StepStone Group, Cl A	32,037	1,901,716
Stewart Information Services	14,232	924,084
Stock Yards Bancorp	13,416	1,002,980
StoneX Group *	23,100	2,246,244
Sunrise Realty Trust ‡	5,465	54,705
SWK Holdings	1,803	26,847
TeraWulf *	136,043	701,982
Texas Capital Bancshares *	23,269	1,953,898
Third Coast Bancshares *	6,570	247,361
Timberland Bancorp	3,819	119,497

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Tiptree	11,944	$248,196
Tompkins Financial	6,922	447,715
Towne Bank	36,074	1,263,672
TPG RE Finance Trust ‡	34,806	302,812
TriCo Bancshares	15,661	643,980
Triumph Financial *	11,475	650,862
Trupanion *	18,992	900,411
TrustCo Bank NY	9,479	318,115
Trustmark	29,015	1,080,809
Two Harbors Investment ‡	53,327	519,938
UMB Financial	37,161	4,087,338
Union Bankshares	1,861	50,638
United Bankshares	72,363	2,570,334
United Community Banks	61,592	1,878,556
United Fire Group	10,699	284,058
United Security Bancshares	6,935	59,294
Unity Bancorp	3,785	185,881
Universal Insurance Holdings	12,959	306,351
Univest Financial	14,681	423,400
Upstart Holdings *	43,025	3,516,864
USCB Financial Holdings	5,469	91,004
Valley National Bancorp	247,829	2,297,375
Value Line	463	17,196
Velocity Financial *	5,625	93,375
Veritex Holdings	27,036	857,582
Victory Capital Holdings, Cl A	22,592	1,556,815
Virginia National Bankshares	2,376	87,603
Virtus Investment Partners	3,378	653,001
WaFd	41,096	1,196,099
Walker & Dunlop	16,845	1,263,543
Washington Trust Bancorp	9,829	264,793
Waterstone Financial	8,020	106,746
WesBanco	48,334	1,456,303
West BanCorp	7,647	137,570
Westamerica BanCorp	13,021	623,706
Western New England Bancorp	9,300	99,045
Westwood Holdings Group	3,818	66,739
WisdomTree	61,488	815,946
World Acceptance *	1,735	272,950

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
WSFS Financial	29,675	$1,627,377
		237,794,864
Health Care — 14.9%
10X Genomics, Cl A *	53,954	725,681
4D Molecular Therapeutics *	20,320	91,440
89bio *	63,691	605,065
Aardvark Therapeutics *	2,839	34,096
Abeona Therapeutics *	22,038	140,382
Absci *	55,194	156,199
ACADIA Pharmaceuticals *	63,506	1,513,348
Accuray *	51,506	67,473
Aclaris Therapeutics *	45,842	70,138
Actuate Therapeutics *	2,937	21,293
AdaptHealth, Cl A *	47,232	423,671
Adaptive Biotechnologies *	76,302	781,332
Addus HomeCare *	9,281	991,025
ADMA Biologics *	118,415	2,214,361
Aerovate Therapeutics	16,371	117,707
agilon health *	156,800	280,672
Agios Pharmaceuticals *	28,825	1,072,867
AirSculpt Technologies *	6,976	46,111
Akebia Therapeutics *	127,690	470,538
Akero Therapeutics *	35,727	1,745,264
Aldeyra Therapeutics *	27,576	137,604
Alector *	42,906	63,930
Alignment Healthcare *	65,137	897,588
Alkermes *	82,869	2,195,200
Allogene Therapeutics *	76,535	94,138
Alpha Teknova *	5,401	24,413
Alphatec Holdings *	59,214	626,484
Altimmune *	39,089	144,238
Alumis *	24,365	100,871
Amicus Therapeutics *	142,177	851,640
AMN Healthcare Services *	19,552	358,584
Amneal Pharmaceuticals *	76,870	601,123
Amphastar Pharmaceuticals *	18,996	397,966
Amylyx Pharmaceuticals *	35,430	284,503
AnaptysBio *	9,904	243,143

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Anavex Life Sciences * (A)	42,674	$482,216
AngioDynamics *	19,627	173,895
ANI Pharmaceuticals *	9,292	588,648
Anika Therapeutics *	6,308	52,073
Annexon *	48,373	116,095
Anteris Technologies Global *	10,862	34,867
Apogee Therapeutics *	16,263	622,222
Aquestive Therapeutics *	43,902	168,584
Arbutus Biopharma *	77,285	253,495
Arcellx *	18,718	1,336,278
Arcturus Therapeutics Holdings *	12,851	156,911
Arcus Biosciences *	35,018	319,714
Arcutis Biotherapeutics *	54,667	797,045
Ardelyx *	120,482	510,844
Ardent Health Partners *	11,685	123,861
ArriVent Biopharma *	11,729	228,833
Arrowhead Pharmaceuticals *	61,631	973,770
ARS Pharmaceuticals *	28,031	495,588
Artivion *	19,439	600,860
Arvinas *	33,492	249,180
Astrana Health *	20,798	496,240
Astria Therapeutics *	21,629	149,673
Atea Pharmaceuticals *	38,703	140,879
Atlantic International *	5,294	8,153
AtriCure *	24,727	867,918
aTyr Pharma *	44,423	209,677
Aura Biosciences *	18,904	130,249
Avadel Pharmaceuticals *	45,602	479,277
Avanos Medical *	22,877	255,536
Aveanna Healthcare Holdings *	23,402	92,906
Avidity Biosciences *	58,454	2,145,846
Avita Medical * (A)	13,923	73,792
Axogen *	22,559	295,297
Axsome Therapeutics *	20,703	2,098,870
Azenta *	20,809	680,454
Beam Therapeutics *	48,811	962,065
Beta Bionics Inc *	6,956	116,791
Bicara Therapeutics *	17,343	192,681
BioAge Labs *	11,947	52,567

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
BioCryst Pharmaceuticals *	106,955	$870,614
Biohaven *	46,220	697,922
BioLife Solutions *	19,338	411,126
Biote, Cl A *	14,788	60,187
Bioventus, Cl A *	23,357	152,288
Bridgebio Pharma *	79,867	3,775,313
BrightSpring Health Services *	43,179	891,646
Brookdale Senior Living *	117,202	908,316
Butterfly Network *	97,122	166,079
Candel Therapeutics *	19,882	128,139
Capricor Therapeutics *	19,596	160,295
Cara Therapeutics *	1,737	45,093
Cardiff Oncology *	31,458	74,555
CareDx *	27,710	340,417
Cargo Therapeutics *	18,192	81,318
Cartesian Therapeutics *	4,678	59,925
Castle Biosciences *	14,543	220,326
Catalyst Pharmaceuticals *	59,083	1,260,240
Celcuity *	14,609	572,161
Celldex Therapeutics *	33,429	734,769
Ceribell *	12,640	182,016
Cerus *	96,046	122,939
CG oncology *	28,498	760,612
ChromaDex *	26,558	248,317
Cidara Therapeutics *	8,547	541,111
ClearPoint Neuro *	13,129	136,542
Clover Health Investments, Cl A *	206,163	595,811
Codexis *	42,204	113,107
Cogent Biosciences *	54,237	619,387
Coherus Biosciences *	59,435	55,881
Collegium Pharmaceutical *	16,334	487,733
Community Health Systems *	66,355	172,523
Compass Therapeutics *	46,280	137,452
Concentra Group Holdings Parent	59,682	1,191,850
CONMED	15,958	816,252
CorMedix *	32,682	381,399
CorVel *	14,843	1,315,090
Corvus Pharmaceuticals *	26,503	110,518
Crinetics Pharmaceuticals *	46,197	1,320,772

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cross Country Healthcare *	15,875	$213,519
CryoPort *	24,741	181,352
Cullinan Therapeutics *	26,050	202,409
CVRx *	8,202	65,288
Cytek Biosciences *	59,476	214,114
Cytokinetics *	59,654	2,245,377
Day One Biopharmaceuticals *	36,759	246,653
Definitive Healthcare, Cl A *	17,866	69,677
Delcath Systems *	15,237	163,798
Denali Therapeutics *	67,649	935,586
Design Therapeutics *	16,593	64,215
DiaMedica Therapeutics *	13,291	56,088
Dianthus Therapeutics *	9,838	203,351
Disc Medicine, Cl A *	12,603	753,155
DocGo *	46,018	62,584
Dynavax Technologies *	53,738	590,043
Dyne Therapeutics *	47,958	472,386
Edgewise Therapeutics *	37,292	531,784
Editas Medicine, Cl A *	43,887	110,156
Electromed *	3,520	64,099
Eledon Pharmaceuticals *	29,554	93,095
Embecta	29,837	303,144
Emergent BioSolutions *	27,285	160,436
Enanta Pharmaceuticals *	10,595	80,310
Enhabit *	25,025	168,168
Enliven Therapeutics *	16,433	309,105
Enovis *	29,212	782,882
Ensign Group	28,676	4,301,400
Entrada Therapeutics *	14,254	83,814
Erasca *	87,678	124,064
Esperion Therapeutics *	101,402	143,991
Eton Pharmaceuticals *	13,040	184,646
Evolent Health, Cl A *	59,969	602,688
Evolus *	27,253	243,097
EyePoint Pharmaceuticals *	31,460	308,937
Fate Therapeutics *	55,277	60,805
Foghorn Therapeutics *	16,522	86,741
Fortrea Holdings *	46,688	267,989
Fulcrum Therapeutics *	27,165	182,820

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Fulgent Genetics *	10,601	$182,125
GeneDx Holdings, Cl A *	9,616	980,351
Geron *	310,004	356,505
Ginkgo Bioworks Holdings *	19,651	258,214
Glaukos *	28,520	2,455,287
Gossamer Bio *	95,993	195,826
GRAIL *	15,596	533,539
Greenwich Lifesciences * (A)	3,230	35,336
Guardant Health *	60,992	2,499,452
Gyre Therapeutics *	6,783	47,820
Haemonetics *	25,731	1,905,123
Harmony Biosciences Holdings *	22,296	784,373
Harrow *	16,068	510,320
Health Catalyst *	34,140	124,611
HealthEquity *	43,633	4,232,401
HealthStream	12,471	326,241
Heron Therapeutics *	77,330	133,781
Hims & Hers Health *	97,320	6,440,638
Humacyte *	63,315	151,956
ICU Medical *	12,356	1,586,634
Ideaya Biosciences *	42,782	1,041,742
ImmunityBio *	116,831	287,404
Immunome *	37,580	395,342
Immunovant *	34,868	560,677
Inhibikase Therapeutics *	30,503	48,195
Inhibrx Biosciences *	4,576	100,306
Inmune Bio *	8,362	22,828
Innovage Holding *	10,338	34,322
Innoviva *	32,155	584,256
Inogen *	12,681	80,017
Integer Holdings *	17,560	1,905,436
Integra LifeSciences Holdings *	34,292	450,597
Intellia Therapeutics *	52,698	613,405
Iovance Biotherapeutics *	130,873	336,344
iRadimed	4,106	239,544
iRhythm Technologies *	16,250	2,277,925
Ironwood Pharmaceuticals, Cl A *	80,741	61,686
iTeos Therapeutics *	15,091	153,023
Janux Therapeutics *	20,119	483,158

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Joint *	7,614	$84,059
Journey Medical *	6,119	44,975
KalVista Pharmaceuticals *	19,133	260,783
Keros Therapeutics *	17,270	247,306
Kestra Medical Technologies *	6,692	110,418
Kodiak Sciences *	17,177	112,939
Korro Bio *	3,392	50,744
KORU Medical Systems *	21,458	74,245
Krystal Biotech *	12,690	1,952,610
Kura Oncology *	40,200	243,210
Kymera Therapeutics *	23,859	1,043,831
Lantheus Holdings *	34,430	2,451,072
Larimar Therapeutics *	22,353	77,341
LeMaitre Vascular	10,653	865,450
LENSAR *	4,763	61,395
LENZ Therapeutics *	9,033	268,912
Lexeo Therapeutics *	12,469	58,978
Lifecore Biomedical *	13,967	97,769
LifeMD *	18,812	195,833
LifeStance Health Group *	67,691	269,410
Ligand Pharmaceuticals *	9,781	1,286,984
Liquidia *	32,821	613,424
LivaNova *	27,869	1,175,793
Lucid Diagnostics *	34,870	34,124
Madrigal Pharmaceuticals *	8,615	2,606,124
MannKind *	154,608	584,418
Maravai LifeSciences Holdings, Cl A *	61,655	144,273
MaxCyte *	51,055	105,173
Maze Therapeutics Inc *	4,523	66,714
MBX Biosciences *	8,573	113,592
MeiraGTx Holdings *	21,047	161,010
Merit Medical Systems *	29,823	2,530,780
Mesa Laboratories	2,606	199,307
Metsera Inc *	9,056	298,757
MiMedx Group *	60,476	434,822
Mind Medicine MindMed *	38,281	347,974
Mineralys Therapeutics *	19,986	282,802
Mirum Pharmaceuticals *	22,149	1,144,660
Monopar Therapeutics *	2,096	86,313

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Monte Rosa Therapeutics *	23,527	$116,459
Multiplan *	3,891	155,134
Myomo *	16,364	31,583
Myriad Genetics *	46,517	178,625
National HealthCare	6,512	625,347
National Research	6,410	80,125
Neogen *	111,691	519,363
NeoGenomics *	65,887	318,893
Neurogene *	5,006	108,981
Neuronetics *	18,248	80,109
NeuroPace *	12,152	103,414
Nkarta *	28,111	61,001
Novavax *	76,453	508,412
Novocure *	51,877	600,217
Nurix Therapeutics *	38,514	433,668
Nutex Health *	1,754	148,757
Nuvalent, Cl A *	21,981	1,722,211
Nuvation Bio *	127,443	300,765
Nuvectis Pharma *	6,525	45,414
Ocular Therapeutix *	71,774	831,143
Olema Pharmaceuticals *	30,077	154,596
Omeros *	29,437	113,921
OmniAb *	51,454	98,277
Omnicell *	23,752	736,550
Oncology Institute *	29,740	109,146
OPKO Health *	184,712	236,431
OptimizeRx *	8,806	111,132
Option Care Health *	84,179	2,470,654
OraSure Technologies *	38,178	121,406
Organogenesis Holdings, Cl A *	34,483	159,311
ORIC Pharmaceuticals *	22,909	228,403
Orthofix Medical *	19,808	218,680
OrthoPediatrics *	8,608	178,358
Oruka Therapeutics	13,898	188,874
Outset Medical *	8,947	143,689
Owens & Minor *	38,530	267,013
Pacific Biosciences of California *	139,594	192,640
Pacira BioSciences *	23,546	496,585
PACS Group *	22,470	248,518

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pediatrix Medical Group *	43,633	$534,504
Pennant Group *	17,336	384,339
Performant Financial *	36,093	128,130
Personalis *	25,313	138,715
Perspective Therapeutics *	30,089	115,542
Phathom Pharmaceuticals *	21,570	184,208
Phibro Animal Health, Cl A	10,371	274,832
Phreesia *	28,857	777,985
Pieris Pharmaceuticals *	3,498	127,957
Praxis Precision Medicines *	9,090	492,860
Precigen *	75,785	129,592
Premier, Cl A	46,665	1,002,364
Prestige Consumer Healthcare *	25,222	1,865,167
Prime Medicine *	30,060	112,424
Privia Health Group *	58,774	1,147,268
PROCEPT BioRobotics *	26,780	1,299,098
Pro-Dex *	1,029	51,501
Progyny *	35,070	824,496
Protagonist Therapeutics *	29,756	1,602,658
Protalix BioTherapeutics *	35,177	51,358
Protara Therapeutics *	16,249	50,372
PTC Therapeutics *	39,684	2,067,933
Pulmonx *	19,977	36,758
Pulse Biosciences * (A)	8,946	134,369
Puma Biotechnology *	22,001	68,423
Quanterix *	20,605	122,394
Quantum-Si *	71,293	105,514
QuidelOrtho *	34,591	796,285
RadNet *	34,812	1,905,261
Rapport Therapeutics *	9,055	130,030
Recursion Pharmaceuticals, Cl A * (A)	173,392	1,031,682
REGENXBIO *	23,849	202,955
Relay Therapeutics *	67,489	237,561
Replimune Group, Cl Rights *	33,608	236,264
Rezolute *	33,873	201,544
Rhythm Pharmaceuticals *	27,810	2,370,246
Rigel Pharmaceuticals *	8,891	187,244
Rocket Pharmaceuticals *	42,606	129,948
RxSight *	18,870	146,809

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sana Biotechnology *	68,070	$276,364
Sanara Medtech *	1,531	37,004
SANUWAVE Health *	3,586	137,953
Savara *	64,553	167,192
SBC Medical Group Holdings *	2,799	12,120
Scholar Rock Holding *	41,469	1,536,426
Schrodinger *	28,732	584,122
scPharmaceuticals *	17,326	88,016
Select Medical Holdings	57,147	845,204
SELLAS Life Sciences Group *	48,178	76,603
Semler Scientific *	4,253	152,470
Septerna, Inc. *	10,815	134,214
SI-BONE *	19,260	327,998
SIGA Technologies	20,716	136,933
Sight Sciences *	20,828	69,357
Simulations Plus	8,347	108,678
Sionna Therapeutics *	6,243	104,633
Soleno Therapeutics *	20,562	1,777,996
Solid Biosciences *	33,691	230,446
Sonida Senior Living *	2,750	67,155
Spyre Therapeutics *	25,427	431,496
STAAR Surgical *	25,459	456,098
Standard BioTools *	151,338	201,280
Stereotaxis *	30,365	68,929
Stoke Therapeutics *	20,786	267,100
Supernus Pharmaceuticals *	27,551	967,040
Surgery Partners *	39,481	866,608
Surmodics *	7,036	252,592
Syndax Pharmaceuticals *	43,542	431,937
Tactile Systems Technology *	11,829	118,053
Talkspace *	62,240	151,243
Tandem Diabetes Care *	34,172	532,400
Tango Therapeutics *	38,918	235,065
Tarsus Pharmaceuticals *	19,790	768,248
Taysha Gene Therapies *	84,193	229,847
Tectonic Therapeutic *	5,546	123,066
Teladoc Health *	89,775	647,278
Terns Pharmaceuticals *	36,760	214,311
Tevogen Bio Holdings *	14,435	14,281

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
TG Therapeutics *	74,202	$2,634,171
Theravance Biopharma *	19,199	214,261
Third Harmonic Bio *(B)	12,799	68,859
Tonix Pharmaceuticals Holding * (A)	3,795	142,996
Tourmaline Bio *	9,705	214,772
TransMedics Group *	16,989	2,021,181
Travere Therapeutics *	45,045	695,945
Treace Medical Concepts *	24,087	129,347
Trevi Therapeutics *	38,569	285,603
TriSalus Life Sciences *	8,075	34,157
TruBridge *	5,089	105,953
Twist Bioscience *	30,170	1,012,807
Tyra Biosciences *	12,174	133,062
UFP Technologies *	3,834	867,979
Upstream Bio *	17,665	270,451
UroGen Pharma *	18,776	357,871
US Physical Therapy	7,706	563,694
Utah Medical Products	1,644	91,406
Vanda Pharmaceuticals *	28,123	119,804
Varex Imaging *	20,976	152,705
Vaxcyte *	64,230	2,180,609
Vera Therapeutics, Cl A *	26,297	546,715
Veracyte *	40,048	941,528
Verastem *	22,934	141,503
Vericel *	25,716	898,517
Viemed Healthcare *	18,103	110,247
Vir Biotechnology *	45,215	229,240
Viridian Therapeutics *	35,492	621,820
Voyager Therapeutics *	24,353	77,686
WaVe Life Sciences *	57,244	463,676
Waystar Holding *	46,598	1,723,194
Xencor *	35,926	298,904
Xeris Biopharma Holdings *	76,559	389,685
XOMA Royalty *	4,762	118,479
Y-mAbs Therapeutics *	19,673	87,938
Zenas Biopharma *	8,256	129,702
Zevra Therapeutics *	27,992	310,991
Zimvie *	14,387	270,332

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zymeworks *	24,949	$313,359
		196,052,109
Industrials — 17.6%
3D Systems *	69,350	113,041
AAR *	18,238	1,362,561
ABM Industries	31,599	1,457,662
ACCO Brands	44,194	165,728
Acme United	1,690	67,904
ACV Auctions, Cl A *	85,794	1,219,133
AeroVironment *	16,226	4,342,727
AerSale *	16,211	97,914
Alamo Group	5,290	1,177,448
Albany International, Cl A	15,448	837,127
Alight, Cl A	220,289	1,180,749
Allegiant Travel *	7,363	380,225
Allient	7,296	294,102
Alta Equipment Group	10,225	79,346
Ameresco, Cl A *	16,288	275,593
American Superconductor *	19,479	1,107,381
American Woodmark *	7,494	394,259
Amprius Technologies *	47,594	329,826
Apogee Enterprises	10,821	454,374
ArcBest	11,754	859,570
Archer Aviation, Cl A *	278,438	2,792,733
Arcosa	24,835	2,132,830
Argan	6,780	1,660,964
Aris Water Solutions, Cl A	15,722	334,407
Array Technologies *	77,540	504,010
Astec Industries	11,627	461,127
Astronics *	15,466	558,632
Asure Software *	12,505	121,298
Atkore	17,613	1,356,553
Atmus Filtration Technologies	42,650	1,659,511
AZZ, Inc.	15,162	1,660,239
Barrett Business Services	12,755	586,347
BlackSky Technology, Cl A *	14,254	274,247
Blade Air Mobility *	32,452	129,483
Bloom Energy, Cl A *	104,637	3,912,377

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Blue Bird *	16,441	$736,392
BlueLinx Holdings *	3,911	286,559
Boise Cascade	19,461	1,631,026
Bowman Consulting Group, Cl A *	7,146	247,823
BrightView Holdings *	30,750	490,462
Brink’s	22,158	1,935,280
Byrna Technologies *	9,204	204,421
Cadre Holdings	14,581	482,194
Casella Waste Systems, Cl A *	32,126	3,493,060
CBIZ *	26,811	1,638,688
CECO Environmental *	14,876	668,676
Centuri Holdings *	8,686	189,355
Chart Industries *	23,125	4,597,944
Columbus McKinnon	14,509	212,557
Complete Solaria *	30,412	47,747
CompX International	816	19,013
Concrete Pumping Holdings	11,369	77,650
Conduent *	75,387	200,529
Construction Partners, Cl A *	23,946	2,414,954
CoreCivic *	55,112	1,104,444
Covenant Logistics Group, Cl A	8,328	201,121
CRA International	3,400	600,644
CSG Systems International	14,229	888,743
CSW Industrials	8,331	2,161,728
Custom Truck One Source *	30,481	188,677
Deluxe	22,455	361,525
Distribution Solutions Group *	4,987	149,460
DNOW *	55,049	856,562
Douglas Dynamics	11,564	330,730
Driven Brands Holdings *	30,502	515,484
Ducommun *	7,009	637,679
DXP Enterprises *	6,678	756,350
Dycom Industries *	14,328	3,851,510
Eastern	2,911	67,099
Energy Recovery *	27,049	363,809
Enerpac Tool Group, Cl A	27,713	1,067,228
EnerSys	20,086	1,855,344
Ennis	12,692	225,918
Enovix *	84,128	1,127,315

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Enpro	10,807	$2,295,515
Enviri *	38,673	348,057
Eos Energy Enterprises * (A)	113,643	647,765
ESCO Technologies	13,251	2,566,719
Eve Holding *	25,941	168,616
EVI Industries	2,514	56,037
Exponent	25,969	1,790,822
Federal Signal	30,701	3,885,826
First Advantage *	40,482	699,934
Fluence Energy, Cl A *	38,613	313,538
Fluor *	85,510	4,854,403
Forrester Research *	6,162	60,018
Forward Air * (A)	11,645	353,892
Franklin Covey *	5,557	109,528
Franklin Electric	20,438	1,920,150
Frontier Group Holdings *	43,032	188,480
FTAI Infrastructure	49,866	312,660
GATX	18,346	2,801,251
Genco Shipping & Trading	20,105	320,273
Gencor Industries *	5,497	80,146
GEO Group *	69,813	1,809,553
Gibraltar Industries *	15,243	1,006,495
Global Industrial	7,270	247,616
GMS *	19,702	2,160,127
Gorman-Rupp	10,717	441,112
Graham *	5,378	307,353
Granite Construction	22,328	2,109,326
Great Lakes Dredge & Dock *	33,840	374,947
Greenbrier	15,730	715,715
Griffon	20,047	1,629,220
Healthcare Services Group *	37,281	485,026
Heartland Express	26,094	204,055
Heidrick & Struggles International	10,448	465,249
Helios Technologies	16,954	622,042
Herc Holdings	16,686	1,949,092
Hertz Global Holdings *	60,359	386,901
Hillenbrand	36,032	746,223
Hillman Solutions *	101,202	798,484
HireQuest	2,926	29,933

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
HNI	23,737	$1,221,031
Hub Group, Cl A	30,523	1,068,915
Hudson Technologies *	19,672	184,720
Huron Consulting Group *	8,676	1,145,926
Hyliion Holdings *	65,446	98,169
Hyster-Yale	5,988	251,556
IBEX Holdings *	5,088	150,452
ICF International	9,396	788,230
IES Holdings *	4,618	1,630,477
Innodata *	15,494	850,621
Insperity	18,434	1,098,298
Insteel Industries	9,559	345,080
Interface, Cl A	29,656	611,507
Intuitive Machines *	55,837	623,141
Janus International Group *	69,302	593,918
JELD-WEN Holding *	43,018	193,581
JetBlue Airways *	164,370	729,803
Joby Aviation *	235,721	3,927,112
John Bean Technologies	26,723	3,682,429
Kadant	6,013	2,000,946
Karat Packaging	3,487	94,951
Kelly Services, Cl A	15,351	188,050
Kennametal	39,464	977,129
Kforce	9,158	319,156
Korn Ferry	26,437	1,873,590
Kratos Defense & Security Solutions *	84,131	4,938,490
KULR Technology Group *	16,650	91,408
L B Foster, Cl A *	5,216	122,576
Legalzoom.com *	56,594	508,780
Limbach Holdings *	5,369	735,553
Lindsay	5,531	755,037
Liquidity Services *	11,792	281,593
LSI Industries	13,583	248,569
Manitowoc *	17,585	224,209
Marten Transport	29,673	360,824
Masterbrand *	64,923	716,101
Matrix Service *	13,605	207,884
Matson	16,598	1,772,334
Matthews International, Cl A	15,239	357,964

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Maximus	28,909	$2,135,219
Mayville Engineering *	7,161	120,090
McGrath RentCorp	12,560	1,567,362
Mercury Systems *	26,633	1,400,629
Microvast Holdings *	101,634	322,180
Miller Industries	5,587	227,670
MillerKnoll	34,519	655,171
Mistras Group *	8,351	66,307
Mobile Infrastructure, Cl A *	7,214	26,548
Montana Technologies *	10,852	44,710
Montrose Environmental Group *	16,470	373,704
Moog, Cl A	14,379	2,783,487
MRC Global *	43,563	639,505
Mueller Water Products, Cl A	79,713	1,973,694
MYR Group *	7,895	1,527,682
NANO Nuclear Energy * (A)	13,651	483,655
National Presto Industries	2,617	252,410
Net Power *	17,139	49,360
NEXTracker, Cl A *	72,499	4,223,792
NL Industries	4,439	27,389
Northwest Pipe *	4,940	206,393
NuScale Power *	64,766	3,251,901
NV5 Global *	29,716	667,124
Omega Flex	1,917	61,152
OPENLANE *	54,368	1,339,628
Orion Group Holdings *	19,326	143,206
Palladyne AI *	12,861	105,203
PAM Transportation Services *	3,164	35,848
Pangaea Logistics Solutions	15,042	73,255
Park Aerospace	9,236	166,433
Park-Ohio Holdings	4,837	79,327
Perma-Fix Environmental Services *	9,067	104,452
Pitney Bowes	93,757	1,065,080
Planet Labs PBC *	109,423	683,894
Plug Power * (A)	466,699	700,048
Powell Industries	4,899	1,161,553
Power Solutions International *	3,366	315,563
Preformed Line Products	1,210	186,739
Primoris Services	27,658	2,604,554

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Proficient Auto Logistics *	11,902	$82,243
Proto Labs *	12,149	523,865
Quad	14,565	77,631
Quanex Building Products	24,164	470,715
Radiant Logistics *	16,756	99,028
RCM Technologies *	2,430	58,587
Redwire *	17,176	245,445
Resideo Technologies *	75,845	2,070,569
Resolute Holdings Management * (A)	2,197	89,044
Resources Connection	17,072	86,384
REV Group	26,272	1,301,778
Richtech Robotics, Cl B *	34,912	66,333
Rush Enterprises, Cl A	31,963	1,730,477
Rush Enterprises, Cl B	4,736	257,212
RXO *	83,070	1,283,432
Satellogic, Cl A *	34,835	114,259
Shoals Technologies Group, Cl A *	85,898	462,990
Skillsoft *	2,305	32,869
Sky Harbour Group, Cl A *	10,757	105,096
SkyWest *	20,623	2,391,443
SKYX Platforms *	30,860	30,860
Southland Holdings *	6,142	26,411
Spire Global *	13,891	139,327
Spirit Aviation Holdings *	8,212	33,587
SPX Technologies *	23,340	4,256,983
Standex International	6,051	996,842
Steelcase, Cl A	42,830	442,434
Sterling Infrastructure *	15,241	4,078,339
Sun Country Airlines Holdings *	26,000	301,340
Sunrun *	107,061	1,098,446
Tecnoglass	12,444	971,005
Tennant	9,629	794,778
Terex	33,263	1,691,756
Thermon Group Holdings *	17,029	481,580
Titan International *	24,724	209,165
Titan Machinery *	10,696	206,647
Transcat *	4,667	356,699
TriNet Group	15,286	1,036,544
Trinity Industries	41,861	975,361

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TrueBlue *	14,405	$104,004
TTEC Holdings *	10,338	51,483
Tutor Perini *	22,737	1,094,787
UFP Industries	30,880	3,026,240
UniFirst	7,711	1,318,812
Universal Logistics Holdings	3,635	86,986
Upwork *	63,493	759,376
V2X *	8,764	415,238
Verra Mobility, Cl A *	81,626	2,061,873
Vestis	58,658	355,467
Viad *	10,899	329,586
Vicor *	11,911	529,325
Virco Mfg.	5,833	45,147
VSE	10,352	1,620,502
Wabash National	20,884	208,005
Watts Water Technologies, Cl A	14,053	3,686,383
Werner Enterprises	30,661	849,923
Willdan Group *	7,060	602,218
Willis Lease Finance	1,831	259,233
Worthington Enterprises	16,106	998,089
Xometry, Cl A *	22,155	716,493
Zurn Elkay Water Solutions	76,830	3,399,727
		231,507,655
Information Technology — 13.6%
8x8 *	65,940	127,924
908 Devices *	13,843	90,672
A10 Networks	37,648	693,476
ACI Worldwide *	53,915	2,294,622
ACM Research, Cl A *	25,796	783,167
Adeia	55,567	719,593
ADTRAN Holdings *	37,763	350,818
Advanced Energy Industries	19,221	2,670,181
Aehr Test Systems *	14,493	244,932
Aeluma *	4,879	107,923
Aeva Technologies *	15,669	292,070
Agilysys *	13,187	1,504,373
Airship AI Holdings *	10,050	52,160
Alarm.com Holdings *	24,317	1,328,438

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Alkami Technology *	34,828	$776,316
Alpha & Omega Semiconductor *	12,743	324,564
Ambarella *	20,763	1,372,227
Amplitude, Cl A *	44,497	544,198
Appian, Cl A *	20,146	556,231
Applied Digital *	90,348	1,187,173
Applied Optoelectronics *	27,445	627,667
Arlo Technologies *	50,816	823,219
Arteris *	14,302	141,018
Asana, Cl A *	47,696	700,177
ASGN *	21,895	1,097,815
Atomera *	14,741	73,705
AudioEye *	3,983	51,022
AvePoint *	67,917	1,295,856
Aviat Networks *	5,835	126,036
Axcelis Technologies *	16,441	1,112,891
Backblaze, Cl A *	27,055	135,004
Badger Meter	15,152	2,860,092
Bel Fuse, Cl A	772	88,417
Bel Fuse, Cl B	5,360	697,014
Belden	20,263	2,505,520
Benchmark Electronics	18,252	702,702
BigBear.ai Holdings * (A)	147,742	938,162
BigCommerce Holdings *	33,226	158,820
Bit Digital *	92,120	268,069
Bitdeer Technologies Group, Cl A *	45,856	591,084
BK Technologies *	1,359	52,784
Blackbaud *	19,539	1,317,319
BlackLine *	26,885	1,445,875
Blend Labs, Cl A *	106,636	352,965
Box, Cl A *	71,781	2,304,170
Braze, Cl A *	39,023	1,087,571
C3.ai, Cl A *	61,874	1,457,751
Calix *	30,091	1,705,859
Cerence *	22,307	191,840
CEVA *	11,937	255,094
Cipher Mining *	135,495	739,803
Cleanspark *	141,769	1,611,914
Clear Secure, Cl A	42,746	1,257,160

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Clearfield *	5,986	$262,247
Clearwater Analytics Holdings, Cl A *	126,080	2,554,381
Climb Global Solutions	1,998	235,764
Cohu *	23,390	417,745
CommScope Holding *	108,997	893,775
CommVault Systems *	22,588	4,290,591
CompoSecure, Cl A *	22,298	316,855
Consensus Cloud Solutions *	9,863	199,035
Core Scientific * (A)	141,044	1,909,736
CoreCard *	2,810	81,349
Corsair Gaming *	23,792	215,556
Couchbase *	22,023	534,278
CPI Card Group *	2,978	57,803
Credo Technology Group Holding *	74,863	8,350,968
Crexendo *	7,263	40,455
CS Disco *	12,011	47,684
CSP	3,532	36,238
CTS	15,095	591,573
Daily Journal *	651	260,127
Daktronics *	20,881	338,690
Diebold Nixdorf *	13,008	732,220
Digi International *	18,631	607,557
Digimarc * (A)	8,057	96,201
Digital Turbine *	51,714	281,841
DigitalOcean Holdings *	33,000	919,380
Diodes *	23,478	1,159,109
Domo, Cl B *	17,517	288,330
E2open Parent Holdings *	92,982	306,841
Eastman Kodak *	32,284	216,303
eGain *	9,326	57,635
ePlus *	13,458	871,809
EverCommerce *	7,404	79,445
Evolv Technologies Holdings *	59,006	386,784
Expensify, Cl A *	30,173	61,251
Extreme Networks *	67,432	1,190,849
EzFill Holdings *	8,773	11,668
Fastly, Cl A *	69,952	474,974
Five9 *	39,075	1,009,307
FormFactor *	39,804	1,130,832

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Frequency Electronics	3,346	$89,004
Freshworks, Cl A *	104,207	1,353,649
Grid Dynamics Holdings *	33,531	318,209
Hackett Group	12,864	300,889
Harmonic *	57,409	488,551
I3 Verticals, Cl A *	11,693	327,170
Ichor Holdings *	17,405	344,445
Immersion	14,939	104,125
Impinj *	13,229	2,044,939
Information Services Group	17,976	77,477
Inseego *	6,276	41,547
Insight Enterprises *	14,207	1,684,666
Intapp *	28,278	1,132,534
InterDigital	13,202	3,408,756
IonQ *	121,184	4,831,606
Itron *	23,232	2,893,313
Jamf Holding *	34,474	273,724
Kaltura *	41,150	73,658
Kimball Electronics *	12,437	233,318
Knowles *	44,189	897,479
Kopin *	75,525	135,190
Life360 *	8,252	632,021
LiveRamp Holdings *	32,980	1,082,404
MARA Holdings *	177,293	2,850,871
MaxLinear, Cl A *	41,718	659,979
Meridianlink *	16,250	259,675
Methode Electronics	17,158	112,556
MicroVision *	123,977	137,614
Mirion Technologies, Cl A *	107,325	2,398,714
Mitek Systems *	22,720	204,934
M-Tron Industries *	1,214	53,392
N-able *	36,838	297,651
Napco Security Technologies	17,982	548,990
Navitas Semiconductor, Cl A * (A)	68,369	501,145
NCR Voyix *	71,099	968,368
Neonode * (A)	5,264	106,175
NETGEAR *	14,190	329,917
NetScout Systems *	35,763	766,043
NextNav *	44,988	665,373

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
nLight *	24,571	$516,237
Novanta *	18,449	2,269,596
NVE	2,417	153,069
Olo, Cl A *	58,926	617,544
ON24 *	18,959	94,037
OneSpan	18,438	271,960
Ooma *	12,868	146,438
OSI Systems *	8,230	1,818,912
Ouster *	25,945	606,594
Pagaya Technologies, Cl A *	21,466	645,053
PagerDuty *	43,120	695,094
PAR Technology *	20,521	1,247,266
PC Connection	5,603	345,089
PDF Solutions *	16,269	361,660
Photronics *	31,354	638,367
Plexus *	13,729	1,750,448
Porch Group *	41,136	519,136
Power Integrations	28,962	1,405,236
Powerfleet NJ *	63,510	257,851
Progress Software	21,913	1,053,577
PROS Holdings *	22,187	348,114
Q2 Holdings *	31,769	2,579,643
Qualys *	18,693	2,487,478
Quantum Computing * (A)	58,909	874,210
Rackspace Technology *	42,136	50,985
Rambus *	55,139	4,076,426
Rapid7 *	32,670	689,990
Red Cat Holdings *	38,237	316,602
Red Violet	5,714	253,302
ReposiTrak	5,653	93,161
Rezolve AI * (A)	45,967	134,683
Ribbon Communications *	48,684	183,052
Richardson Electronics	6,525	65,772
Rigetti Computing *	144,587	2,096,512
Rimini Street *	25,417	122,002
Riot Platforms *	168,887	2,264,775
Rogers *	9,518	624,190
Sanmina *	26,733	3,102,097
ScanSource *	11,161	433,493

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SEMrush Holdings, Cl A *	23,526	$210,793
Semtech *	44,559	2,276,965
Silicon Laboratories *	16,460	2,168,934
Silvaco Group *	3,861	17,181
SiTime *	10,788	2,188,346
SkyWater Technology *	13,251	118,596
SMART Global Holdings *	27,220	641,575
SoundHound AI, Cl A *	187,133	1,933,084
SoundThinking *	4,843	55,259
Sprinklr, Cl A *	56,231	506,641
Sprout Social, Cl A *	26,426	453,206
SPS Commerce *	19,434	2,115,682
Synaptics *	19,933	1,249,799
Synchronoss Technologies *	5,366	39,279
Telos *	29,077	74,728
Tenable Holdings *	61,032	1,910,912
TSS *	9,282	252,470
TTM Technologies *	51,411	2,429,170
Tucows, Cl A *	3,431	59,116
Turtle Beach *	7,557	109,879
Ultra Clean Holdings *	22,804	513,546
Unisys *	33,761	139,433
Varonis Systems, Cl B *	56,384	3,147,919
Veeco Instruments *	29,232	607,441
Verint Systems *	31,750	675,640
Vertex, Cl A *	33,198	1,101,178
Viant Technology, Cl A *	8,086	117,247
Viasat *	57,896	951,231
Viavi Solutions *	113,102	1,136,675
Vishay Intertechnology	61,918	1,014,836
Vishay Precision Group *	6,083	161,321
Vuzix *	32,471	65,267
Weave Communications *	29,660	216,518
WM Technology *	45,057	40,227
Workiva, Cl A *	25,658	1,637,750
Xerox Holdings	59,865	242,453
Xperi *	22,678	136,522
Yext *	52,789	428,647

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zeta Global Holdings, Cl A *	96,121	$1,504,294
		178,802,121
Materials — 3.6%
AdvanSix	13,320	267,998
Alpha Metallurgical Resources *	5,971	704,996
American Battery Technology *	40,918	88,792
American Vanguard	14,007	54,067
Ardagh Metal Packaging	70,974	281,057
Arq *	16,027	85,744
Ascent Industries *	3,966	50,884
ASP Isotopes *	29,284	265,606
Aspen Aerogels *	33,698	258,127
Avient	46,938	1,481,833
Balchem	16,773	2,557,379
Cabot	27,723	2,001,046
Century Aluminum *	26,719	565,908
Chemours	76,967	922,065
Clearwater Paper *	8,099	182,713
Coeur Mining *	327,156	2,842,986
Commercial Metals	57,931	3,004,302
Compass Minerals International *	17,687	352,502
Constellium, Cl A *	72,741	997,279
Contango ORE *	4,295	80,059
Core Molding Technologies *	4,258	70,853
Dakota Gold *	43,473	156,503
Ecovyst *	55,162	474,945
Ferroglobe	61,046	258,225
Flotek Industries *	7,166	86,350
Friedman Industries	3,381	51,256
Glatfelter *	17,011	211,787
Greif, Cl A	12,992	824,083
Greif, Cl B	2,312	151,783
Hawkins	9,965	1,627,085
HB Fuller	27,972	1,572,026
Hecla Mining	306,585	1,759,798
Idaho Strategic Resources *	6,362	104,337
Ingevity *	18,648	779,300
Innospec	12,873	1,028,553

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Intrepid Potash *	5,459	$181,676
Ivanhoe Electric *	43,780	418,537
Kaiser Aluminum	8,254	638,117
Knife River *	29,232	2,411,055
Koppers Holdings	9,910	325,643
Kronos Worldwide	11,570	61,899
LSB Industries *	27,499	212,567
Materion	10,562	1,112,179
Mativ Holdings	27,326	180,898
Metallus *	18,775	296,645
Minerals Technologies	16,283	946,856
Myers Industries	19,000	278,350
Nanophase Technologies *	9,575	32,842
O-I Glass *	78,554	1,021,988
Olympic Steel	5,042	156,806
Perimeter Solutions *	71,140	1,147,488
Perpetua Resources *	23,549	355,590
Piedmont Lithium *	10,435	76,175
PureCycle Technologies *	66,355	889,821
Quaker Chemical	7,107	813,183
Ramaco Resources, Cl A	18,157	369,495
Ranpak Holdings, Cl A *	24,086	87,914
Rayonier Advanced Materials *	32,617	125,249
Ryerson Holding	13,775	283,765
Sensient Technologies	21,612	2,426,811
Smith-Midland *	1,362	47,357
Stepan	11,032	560,095
SunCoke Energy	43,199	319,241
Sylvamo	17,604	811,016
Tredegar *	13,649	118,883
TriMas	16,976	606,552
Trinseo	17,214	45,961
Tronox Holdings, Cl A	60,722	193,703
United States Antimony *	46,487	142,250
United States Lime & Minerals	5,492	546,893
US Gold *	5,558	56,803
Valhi	1,268	19,908
Warrior Met Coal	26,675	1,370,561

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Worthington Steel	16,781	$512,156
		46,405,155
Real Estate — 6.0%
Acadia Realty Trust ‡	67,441	1,262,496
Alexander & Baldwin ‡	37,345	671,463
Alexander’s ‡	1,095	275,053
Alpine Income Property Trust ‡	6,656	93,517
American Assets Trust ‡	26,602	506,236
American Healthcare REIT ‡	81,362	3,143,828
American Realty Investors *	873	10,956
Anywhere Real Estate *	53,921	249,115
Apartment Investment and Management, Cl A ‡	67,455	567,297
Apple Hospitality REIT ‡	114,408	1,344,294
Armada Hoffler Properties ‡	40,835	278,903
Braemar Hotels & Resorts ‡	29,713	65,369
Brandywine Realty Trust ‡	87,548	350,192
Broadstone Net Lease, Cl A ‡	96,951	1,574,484
BRT Apartments ‡	5,423	78,905
CareTrust REIT ‡	96,546	3,070,163
CBL & Associates Properties ‡	9,340	252,740
Centerspace ‡	8,568	466,356
Chatham Lodging Trust ‡	23,529	160,468
City Office REIT ‡	20,541	142,555
Clipper Realty ‡	6,987	24,315
Community Healthcare Trust ‡	13,992	215,057
Compass, Cl A *	232,869	1,848,980
COPT Defense Properties ‡	58,235	1,588,651
CTO Realty Growth ‡	15,479	255,558
Curbline Properties ‡	49,774	1,100,005
Cushman & Wakefield *	118,298	1,442,053
DiamondRock Hospitality ‡	106,569	822,713
Diversified Healthcare Trust ‡	111,751	365,426
Douglas Elliman *	37,070	101,943
Douglas Emmett ‡	82,785	1,255,021
Easterly Government Properties, Cl A ‡	20,351	447,722
Elme Communities ‡	44,987	678,404
Empire State Realty Trust, Cl A ‡	70,525	510,601
Essential Properties Realty Trust ‡	101,551	3,096,290

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
eXp World Holdings	40,046	$431,696
Farmland Partners ‡	21,167	221,618
Forestar Group *	9,833	243,858
Four Corners Property Trust ‡	51,018	1,287,694
Franklin Street Properties ‡	38,359	63,292
FrontView REIT ‡	8,924	105,035
FRP Holdings *	5,872	155,021
Getty Realty ‡	26,543	737,630
Gladstone Commercial ‡	23,317	306,619
Gladstone Land ‡	17,737	163,180
Global Medical REIT ‡	32,678	218,289
Global Net Lease ‡	100,994	705,948
Hudson Pacific Properties ‡	163,184	399,801
Independence Realty Trust ‡	118,795	1,992,192
Industrial Logistics Properties Trust ‡	27,006	143,672
Innovative Industrial Properties, Cl A ‡	14,221	735,226
InvenTrust Properties ‡	39,874	1,099,326
JBG SMITH Properties ‡	37,700	798,486
Kennedy-Wilson Holdings	61,831	452,603
Kite Realty Group Trust ‡	112,829	2,479,981
LTC Properties ‡	23,268	792,043
LXP Industrial Trust ‡	148,982	1,156,100
Macerich ‡	129,758	2,168,256
Marcus & Millichap	12,249	381,679
Maui Land & Pineapple *	3,477	59,144
Modiv Industrial, Cl C ‡	4,735	67,947
National Health Investors ‡	23,648	1,652,049
NET Lease Office Properties ‡ *	7,610	252,576
NETSTREIT ‡	42,037	766,335
Newmark Group, Cl A	69,677	1,057,000
NexPoint Diversified Real Estate Trust ‡	17,804	78,160
NexPoint Residential Trust ‡	11,434	356,512
One Liberty Properties ‡	9,384	210,014
Outfront Media ‡	71,217	1,248,434
Paramount Group ‡	95,460	584,215
Peakstone Realty Trust ‡	18,832	256,115
Pebblebrook Hotel Trust ‡	60,092	602,723
Phillips Edison ‡	64,544	2,180,942
Piedmont Office Realty Trust, Cl A ‡	63,538	480,347

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Plymouth Industrial REIT ‡	20,820	$302,306
Postal Realty Trust, Cl A ‡	11,386	156,102
PotlatchDeltic ‡	40,046	1,637,481
RE/MAX Holdings, Cl A *	9,519	73,201
RLJ Lodging Trust ‡	75,800	560,920
RMR Group, Cl A	7,867	126,344
Ryman Hospitality Properties ‡	30,028	2,854,462
Sabra Health Care REIT ‡	121,515	2,190,915
Safehold ‡	28,659	400,939
Saul Centers ‡	6,238	200,988
Seaport Entertainment Group *	3,812	87,943
Service Properties Trust ‡	78,498	206,450
Sila Realty Trust ‡	28,383	693,681
SITE Centers ‡	25,487	274,495
SL Green Realty ‡	36,716	2,101,991
SmartStop Self Storage REIT	14,503	491,362
St. Joe	19,428	981,114
Stratus Properties *	3,397	54,131
Strawberry Fields REIT ‡	3,684	37,798
Summit Hotel Properties ‡	55,877	291,678
Sunstone Hotel Investors ‡	98,460	861,525
Tanger ‡	57,144	1,715,463
Tejon Ranch *	10,690	191,992
Terreno Realty ‡	52,278	2,900,906
Transcontinental Realty Investors *	906	37,146
UMH Properties ‡	39,886	649,344
Uniti Group ‡	121,229	644,938
Universal Health Realty Income Trust ‡	6,584	255,393
Urban Edge Properties ‡	65,036	1,282,510
Veris Residential ‡	40,377	568,508
Whitestone REIT, Cl B ‡	22,937	279,602
Xenia Hotels & Resorts ‡	51,938	660,132
		79,180,647
Utilities — 3.1%
ALLETE	29,849	1,967,945
American States Water	19,758	1,453,991
Avista	41,135	1,534,336
Black Hills	37,178	2,148,145

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Cadiz *	27,804	$88,417
California Water Service Group	30,549	1,389,063
Chesapeake Utilities	11,646	1,396,122
Consolidated Water	7,670	223,120
Genie Energy, Cl B	10,869	220,858
Global Water Resources	6,320	60,356
Hawaiian Electric Industries *	89,126	955,431
MGE Energy	18,893	1,604,771
Middlesex Water	9,110	470,076
Montauk Renewables *	34,949	75,839
New Jersey Resources	51,603	2,369,094
Northwest Natural Holding	20,626	823,390
Northwestern Energy Group	31,485	1,690,745
Oklo, Cl A *	52,481	4,019,520
ONE Gas	30,607	2,225,129
Ormat Technologies	31,246	2,793,705
Otter Tail	19,679	1,518,825
PNM Resources	47,364	2,689,802
Portland General Electric	56,323	2,316,002
Pure Cycle *	9,953	97,539
RGC Resources	4,350	87,609
SJW Group	16,225	783,505
Southwest Gas Holdings	33,046	2,582,214
Spire	29,505	2,197,237
Unitil	8,271	426,618
York Water	7,301	220,928
		40,430,332
TOTAL UNITED STATES		1,256,681,328
TOTAL COMMON STOCK (Cost $1,281,643,379)		1,308,811,055

	Number of Rights
RIGHT — 0.0%
United States — 0.0%
Zimmer Biomet Holdings#(B)	28,145	—
TOTAL RIGHT (Cost $–)		—

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.260% (Cost $7,838,082)	7,838,082	$7,838,082

	Face Amount
REPURCHASE AGREEMENT(C) — 0.0%
RBC Capital Markets 4.260%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $69,859 (collateralized by a U.S. Treasury Obligation, par value $74,181, 1.250%, 08/31/2031, with a total market value of $71,400) (Cost $69,851)	$69,851	69,851
TOTAL INVESTMENTS — 100.3% (Cost $1,289,551,312)		$1,316,718,988

Percentages are based on Net Assets of $1,312,987,417.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts

E-mini Russell 2000 Index	37	Sep-2025	$4,015,794	$4,107,370	$91,576

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total market value of securities on loan at July 31, 2025 was $7,606,141.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $7,907,933. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $0.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2025.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$1,308,742,196	$—	$68,859		$1,308,811,055
Right	—	—	—	^	—
Short-Term Investment	7,838,082	—	—		7,838,082
Repurchase Agreement	—	69,851	—		69,851
Total Investments in Securities	$1,316,580,278	$69,851	$68,859		$1,316,718,988

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$91,576	$—	$—		$91,576
Total Other Financial Instruments	$91,576	$—	$—		$91,576

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments		July 31, 2025 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — 100.0%
UNITED KINGDOM — 3.3%
Utilities — 3.3%
National Grid ADR	60,441	$4,254,442

UNITED STATES — 96.7%
Consumer Discretionary — 0.1%
EVgo, Cl A *	23,320	78,588

Industrials — 22.4%
Ameresco, Cl A *	5,403	91,419
American Superconductor *	6,493	369,127
AMETEK	27,608	5,103,339
Bloom Energy, Cl A *	39,886	1,491,337
ChargePoint Holdings *	3,778	34,719
Eaton PLC	16,243	6,249,007
EnerSys	6,815	629,502
Eos Energy Enterprises *	34,313	195,584
Fluence Energy, Cl A *	14,549	118,138
Hubbell, Cl B	9,847	4,307,866
MasTec *	10,741	2,032,305
NuScale Power *	21,454	1,077,205
Plug Power *	199,220	298,830
Quanta Services	16,303	6,621,137
		28,619,515
Utilities — 74.2%
ALLETE	10,207	672,948
Alliant Energy	45,051	2,928,766
Ameren	44,183	4,468,227
American Electric Power	40,457	4,577,305
Avista	13,469	502,394
Clearway Energy, Cl C	13,791	450,000
Consolidated Edison	38,871	4,023,149
Constellation Energy	21,101	7,339,772
Dominion Energy	81,982	4,791,848
Duke Energy	35,847	4,360,429
Edison International	66,335	3,457,380
Entergy	52,339	4,733,016
Evergy	39,003	2,761,412

Schedules of Investments		July 31, 2025 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Eversource Energy	63,369	$4,188,691
Exelon	92,186	4,142,839
FirstEnergy	98,292	4,198,051
Hawaiian Electric Industries *	28,023	300,407
IDACORP	9,367	1,173,966
NextEra Energy	65,740	4,671,484
Northwestern Energy Group	10,265	551,230
OGE Energy	34,570	1,570,169
Ormat Technologies	10,432	932,725
Pinnacle West Capital	20,410	1,849,554
Portland General Electric	18,802	773,138
Public Service Enterprise Group	52,288	4,694,940
Southern	47,461	4,484,115
Talen Energy *	7,639	2,884,257
TXNM Energy	15,647	888,593
Vistra	37,757	7,873,845
Xcel Energy	62,157	4,564,810
		94,809,460
TOTAL UNITED STATES		123,507,563
TOTAL COMMON STOCK (Cost $118,581,472)		127,762,005
TOTAL INVESTMENTS — 100.0% (Cost $118,581,472)		$127,762,005

Percentages are based on Net Assets of $127,798,935.

*	Non-income producing security.

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P 500 U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 2.8%
Verizon Communications	1,769	$75,643

Consumer Discretionary — 16.1%
Amazon.com *	546	127,824
AutoZone *	7	26,379
Deckers Outdoor *	61	6,476
Home Depot	324	119,073
Lowe’s	238	53,210
O’Reilly Automotive *	360	35,395
Starbucks	416	37,091
Tapestry	82	8,859
Yum! Brands	116	16,721
		431,028
Consumer Staples — 9.8%
Altria Group	709	43,915
Kimberly-Clark	149	18,568
PepsiCo	578	79,718
Walmart	1,219	119,438
		261,639
Energy — 0.3%
Texas Pacific Land	8	7,745

Financials — 19.7%
Ameriprise Financial	39	20,209
Bank of New York Mellon	294	29,826
Capital One Financial	251	53,965
Coinbase Global, Cl A *	87	32,865
JPMorgan Chase	435	128,864
MarketAxess Holdings	15	3,083
Progressive	265	64,141
S&P Global	131	72,194
Synchrony Financial	147	10,242
Wells Fargo	1,356	109,334
		524,723

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P 500 U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 21.1%
AbbVie	608	$114,924
Eli Lilly	144	106,570
IDEXX Laboratories *	33	17,632
McKesson	52	36,064
Merck	1,001	78,198
Pfizer	2,278	53,055
Regeneron Pharmaceuticals *	41	22,364
ResMed	59	16,044
UnitedHealth Group	368	91,838
Zoetis, Cl A	188	27,409
		564,098
Industrials — 6.1%
Automatic Data Processing	176	54,472
Copart *	372	16,863
Lennox International	14	8,526
Lockheed Martin	92	38,730
Paychex	137	19,773
United Parcel Service, Cl B	294	25,331
		163,695
Information Technology — 24.0%
Adobe *	178	63,669
Arista Networks *	394	48,549
Cisco Systems	1,631	111,038
Fair Isaac *	10	14,367
GoDaddy, Cl A *	61	9,856
Intuit	115	90,290
Microsoft	247	131,775
Oracle	637	161,651

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P 500 U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign	33	$8,873
		640,068
TOTAL UNITED STATES		2,668,639
TOTAL COMMON STOCK (Cost $2,505,611)		2,668,639
TOTAL INVESTMENTS — 99.9% (Cost $2,505,611)		$2,668,639

Percentages are based on Net Assets of $2,672,587.

*	Non-income producing security.

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 4.5%
AT&T	638	$17,487
Charter Communications, Cl A *	8	2,155
Comcast, Cl A	329	10,933
Fox, Cl A	19	1,059
Fox, Cl B	12	614
Interpublic Group	35	861
Live Nation Entertainment *	14	2,068
Omnicom Group	17	1,225
Paramount Global, Cl B	54	679
Take-Two Interactive Software *	15	3,341
TKO Group Holdings, Cl A	6	1,008
T-Mobile US	42	10,013
Verizon Communications	374	15,992
Walt Disney	160	19,058
Warner Bros Discovery *	201	2,647
		89,140
Consumer Discretionary — 12.1%
Amazon.com *	570	133,443
AutoZone *	1	3,768
Best Buy	12	781
Caesars Entertainment *	14	374
CarMax *	9	509
Carnival *	63	1,876
Chipotle Mexican Grill, Cl A *	82	3,516
Darden Restaurants	7	1,412
Deckers Outdoor *	9	956
Domino’s Pizza	2	926
DoorDash, Cl A *	21	5,255
DR Horton	16	2,285
eBay	28	2,569
Expedia Group	7	1,262
Ford Motor	238	2,635
General Motors	58	3,094
Genuine Parts	8	1,031
Hasbro	8	601
Hilton Worldwide Holdings	14	3,753
Home Depot	60	22,051

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lennar, Cl A	14	$1,571
Lowe’s	34	7,601
Lululemon Athletica *	7	1,404
Marriott International, Cl A	14	3,694
MGM Resorts International *	14	510
Mohawk Industries *	3	344
O’Reilly Automotive *	51	5,014
Pool	2	616
PulteGroup	12	1,355
Ross Stores	20	2,731
Starbucks	69	6,152
Tapestry	13	1,404
TJX	68	8,468
Tractor Supply	32	1,822
Ulta Beauty *	3	1,545
Williams-Sonoma	7	1,309
Yum! Brands	16	2,306
		239,943
Consumer Staples — 5.1%
Altria Group	102	6,318
Campbell Soup	12	383
Church & Dwight	15	1,407
Clorox	7	879
Conagra Brands	28	511
Constellation Brands, Cl A	9	1,503
Costco Wholesale	27	25,370
Dollar General	13	1,364
Dollar Tree *	12	1,363
General Mills	33	1,616
Hershey	9	1,675
Hormel Foods	18	506
J M Smucker	7	751
Keurig Dr Pepper	82	2,677
Kimberly-Clark	20	2,492
Kraft Heinz	51	1,401
Kroger	37	2,594
Lamb Weston Holdings	8	457
McCormick	15	1,059

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Molson Coors Beverage, Cl B	10	$487
Monster Beverage *	42	2,468
PepsiCo	83	11,447
Sysco	29	2,308
Target	27	2,714
Tyson Foods, Cl A	17	889
Walgreens Boots Alliance	42	489
Walmart	261	25,573
		100,701
Energy — 2.2%
APA	21	405
Chesapeake Energy	13	1,362
ConocoPhillips	76	7,246
Coterra Energy	47	1,146
Devon Energy	39	1,296
Diamondback Energy	12	1,784
EOG Resources	33	3,961
EQT	36	1,935
Kinder Morgan	117	3,283
Marathon Petroleum	19	3,234
Occidental Petroleum	42	1,845
ONEOK	37	3,038
Phillips 66	25	3,090
Targa Resources	13	2,163
Texas Pacific Land	1	968
Valero Energy	19	2,609
Williams	74	4,436
		43,801
Financials — 17.1%
Allstate	16	3,252
American Express	33	9,877
Ameriprise Financial	6	3,109
Apollo Global Management	27	3,924
Arthur J Gallagher	15	4,309
Assurant	3	562
Bank of America	393	18,577
Bank of New York Mellon	43	4,362

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Berkshire Hathaway, Cl B *	110	$51,907
Blackstone	44	7,610
Brown & Brown	14	1,279
Capital One Financial	38	8,170
Cboe Global Markets	6	1,446
Charles Schwab	103	10,066
Chubb	22	5,853
Cincinnati Financial	9	1,328
Citizens Financial Group	26	1,241
CME Group, Cl A	22	6,122
Coinbase Global, Cl A *	13	4,911
Corpay *	5	1,615
Erie Indemnity, Cl A	1	356
Everest Group	2	672
FactSet Research Systems	2	806
Fidelity National Information Services	32	2,541
Fifth Third Bancorp	41	1,704
Fiserv *	34	4,724
Franklin Resources	21	504
Global Payments	15	1,199
Globe Life	5	702
Goldman Sachs Group	19	13,748
Hartford Financial Services Group	17	2,115
Huntington Bancshares	87	1,429
Intercontinental Exchange	35	6,469
Invesco	28	588
Jack Henry & Associates	5	849
JPMorgan Chase	167	49,472
KeyCorp	59	1,057
KKR	41	6,010
Loews	10	905
M&T Bank	9	1,698
MarketAxess Holdings	2	411
MetLife	34	2,582
Moody’s	9	4,642
Morgan Stanley	75	10,685
Nasdaq	25	2,406
Northern Trust	12	1,560
PayPal Holdings *	58	3,988

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PNC Financial Services Group	23	$4,376
Principal Financial Group	13	1,012
Progressive	35	8,471
Prudential Financial	21	2,175
Raymond James Financial	11	1,839
Regions Financial	54	1,368
S&P Global	19	10,471
State Street	17	1,900
Synchrony Financial	23	1,602
T Rowe Price Group	13	1,319
Travelers	14	3,643
Truist Financial	77	3,366
US Bancorp	93	4,181
W R Berkley	18	1,239
Wells Fargo	196	15,804
Willis Towers Watson PLC	6	1,895
		338,003
Health Care — 12.0%
AbbVie	100	18,902
Amgen	30	8,853
Baxter International	29	631
Becton Dickinson	16	2,852
Biogen *	8	1,024
Bio-Techne	9	493
Boston Scientific *	84	8,813
Bristol-Myers Squibb	116	5,024
Cardinal Health	14	2,173
Cencora	9	2,575
Centene *	28	730
Charles River Laboratories International *	2	339
Cigna Group	15	4,011
Cooper *	12	848
CVS Health	72	4,471
DaVita *	2	281
Dexcom *	22	1,777
Edwards Lifesciences *	34	2,696
Elevance Health	13	3,680
Eli Lilly	45	33,303

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	71	$7,973
HCA Healthcare	9	3,186
Henry Schein *	7	473
Hologic *	13	869
Humana	7	1,749
IDEXX Laboratories *	5	2,672
Incyte *	9	674
Insulet *	4	1,154
Intuitive Surgical *	21	10,103
Johnson & Johnson	138	22,734
Labcorp Holdings	5	1,300
McKesson	7	4,855
Medtronic PLC	73	6,587
Merck	143	11,171
Moderna *	19	562
Molina Healthcare *	3	474
Pfizer	324	7,546
Quest Diagnostics	6	1,004
Regeneron Pharmaceuticals	6	3,273
ResMed	8	2,175
Solventum *	8	571
STERIS PLC	6	1,359
Stryker	20	7,855
Thermo Fisher Scientific	21	9,821
UnitedHealth Group	51	12,728
Universal Health Services, Cl B	3	499
Vertex Pharmaceuticals *	15	6,853
Zimmer Biomet Holdings	12	1,100
Zoetis, Cl A	26	3,790
		238,586
Industrials — 10.7%
A O Smith	7	495
Allegion PLC	5	830
AMETEK	14	2,588
Automatic Data Processing	24	7,428
Axon Enterprise *	5	3,777
Boeing *	45	9,983
Broadridge Financial Solutions	7	1,733

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Builders FirstSource *	7	$890
Carrier Global	48	3,294
Caterpillar	28	12,265
CH Robinson Worldwide	7	807
Cintas	21	4,673
Copart *	52	2,357
CSX	113	4,016
Cummins	8	2,941
Dayforce *	9	519
Deere	15	7,866
Delta Air Lines	40	2,128
Dover	8	1,449
Eaton PLC	23	8,849
Equifax	7	1,682
Fastenal	70	3,229
FedEx	13	2,905
Fortive	21	1,006
Generac Holdings *	4	779
General Dynamics	15	4,674
Honeywell International	39	8,672
Hubbell, Cl B	3	1,312
Huntington Ingalls Industries	2	558
Jacobs Solutions	7	993
JB Hunt Transport Services	5	720
Johnson Controls International	40	4,200
L3Harris Technologies	12	3,298
Leidos Holdings	8	1,277
Lennox International	2	1,218
Lockheed Martin	13	5,473
Masco	13	886
Norfolk Southern	14	3,892
Northrop Grumman	8	4,613
Old Dominion Freight Line	12	1,791
PACCAR	32	3,160
Parker-Hannifin	8	5,855
Paychex	20	2,887
Paycom Software	3	695
Pentair PLC	10	1,022
Quanta Services	9	3,655

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A	13	$2,998
Rockwell Automation	7	2,462
Rollins	17	974
RTX	81	12,763
Snap-On	3	964
Southwest Airlines	35	1,083
Stanley Black & Decker	9	609
Textron	11	855
Trane Technologies PLC	14	6,133
TransDigm Group	3	4,825
Union Pacific	36	7,991
United Airlines Holdings *	20	1,766
United Parcel Service, Cl B	44	3,791
United Rentals	4	3,532
Verisk Analytics, Cl A	8	2,230
Waste Management	22	5,041
WW Grainger	3	3,119
Xylem	15	2,169
		212,645
Information Technology — 28.2%
Adobe *	50	17,884
Akamai Technologies *	17	1,297
Arista Networks *	122	15,033
CDW	15	2,616
Cisco Systems	474	32,270
Cognizant Technology Solutions, Cl A	58	4,162
Crowdstrike Holdings, Cl A *	29	13,183
Dell Technologies, Cl C	36	4,777
Enphase Energy *	15	485
EPAM Systems *	7	1,104
F5 *	7	2,194
Fair Isaac *	3	4,310
First Solar *	13	2,271
Gartner *	9	3,048
Gen Digital	64	1,887
GoDaddy, Cl A *	17	2,747
Intuit	33	25,909
Micron Technology	133	14,516

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microsoft	404	$215,534
Motorola Solutions	20	8,780
Oracle	194	49,231
Palantir Technologies, Cl A *	253	40,063
Palo Alto Networks *	79	13,714
Roper Technologies	13	7,155
Salesforce	114	29,450
ServiceNow *	25	23,578
Skyworks Solutions	18	1,234
Super Micro Computer *	61	3,597
Teledyne Technologies *	6	3,306
Trimble *	28	2,349
Tyler Technologies *	5	2,923
VeriSign	9	2,420
Workday, Cl A *	26	5,964
		558,991
Materials — 1.0%
CF Industries Holdings	9	835
Ecolab	15	3,926
International Paper	32	1,496
Martin Marietta Materials	4	2,300
Nucor	14	2,003
Packaging Corp of America	6	1,163
Sherwin-Williams	14	4,632
Steel Dynamics	8	1,021
Vulcan Materials	8	2,197
		19,573
Real Estate — 3.0%
Alexandria Real Estate Equities ‡	9	688
American Tower ‡	28	5,835
AvalonBay Communities ‡	8	1,490
BXP ‡	9	589
Camden Property Trust ‡	7	764
CBRE Group, Cl A *	18	2,803
CoStar Group *	26	2,475
Crown Castle ‡	27	2,837
Digital Realty Trust ‡	19	3,352

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Equity Residential ‡	21	$1,327
Essex Property Trust ‡	4	1,041
Extra Space Storage ‡	13	1,747
Federal Realty Investment Trust ‡	5	461
Healthpeak Properties ‡	42	711
Host Hotels & Resorts ‡	42	660
Invitation Homes ‡	35	1,073
Iron Mountain ‡	18	1,752
Kimco Realty ‡	42	892
Mid-America Apartment Communities ‡	7	997
ProLogis ‡	56	5,980
Public Storage ‡	9	2,447
Realty Income ‡	55	3,087
Regency Centers ‡	9	643
SBA Communications, Cl A ‡	7	1,573
Simon Property Group ‡	19	3,112
UDR ‡	19	747
Ventas ‡	27	1,814
VICI Properties, Cl A ‡	63	2,054
Welltower ‡	37	6,108
Weyerhaeuser ‡	44	1,102
		60,161
Utilities — 4.0%
Alliant Energy	15	975
Ameren	16	1,618
American Electric Power	33	3,734
American Water Works	12	1,683
Atmos Energy	9	1,403
CenterPoint Energy	39	1,514
CMS Energy	18	1,329
Consolidated Edison	22	2,277
Constellation Energy	19	6,609
Dominion Energy	51	2,981
DTE Energy	13	1,799
Duke Energy	47	5,717
Edison International	23	1,199
Entergy	27	2,442
Evergy	14	991

Schedules of Investments		July 31, 2025 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Eversource Energy	22	$1,454
Exelon	60	2,696
FirstEnergy	30	1,281
NextEra Energy	125	8,883
NiSource	28	1,189
NRG Energy	12	2,006
PG&E	133	1,865
Pinnacle West Capital	7	634
PPL	44	1,570
Public Service Enterprise Group	30	2,694
Sempra	40	3,267
Southern	66	6,236
Vistra	21	4,379
WEC Energy Group	20	2,182
Xcel Energy	35	2,570
		79,177
TOTAL UNITED STATES		1,980,721
TOTAL COMMON STOCK (Cost $1,923,143)		1,980,721
TOTAL INVESTMENTS — 99.9% (Cost $1,923,143)		$1,980,721

Percentages are based on Net Assets of $1,981,920.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — Harmonized Index of Consumer Prices

ICE — Intercontinental Exchange

KSCP — Kuwaiti Shareholding Company Public

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

TSFR3M — Term Secured Overnight Financing Rate 3 Month

US0003M — ICE LIBOR USD 3 Month

GLX-QH-003-2800

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.6%
IRELAND — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A	36,165	$9,659,671

JERSEY — 0.1%
Consumer Discretionary — 0.1%
APTIV PLC *	14,030	963,019

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	14,257	3,047,719

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	16,713	3,438,700

UNITED STATES — 101.0%
Communication Services — 10.0%
Alphabet, Cl A	339,529	65,155,615
Alphabet, Cl C	273,751	52,795,618
AT&T	416,359	11,412,400
Charter Communications, Cl A *	5,927	1,596,497
Comcast, Cl A	214,423	7,125,276
Electronic Arts	12,568	1,916,494
Fox, Cl A	13,297	741,441
Fox, Cl B	7,998	409,018
Interpublic Group	22,679	557,903
Live Nation Entertainment *	9,604	1,418,511
Match Group	15,238	522,206
Meta Platforms, Cl A	126,730	98,018,051
Netflix *	24,788	28,739,207
News, Cl A	23,044	675,650
News, Cl B	6,687	223,480
Omnicom Group	12,074	869,932
Paramount Global, Cl B	36,147	454,368
Take-Two Interactive Software *	10,069	2,242,668
TKO Group Holdings, Cl A	4,124	692,873
T-Mobile US	27,346	6,519,560

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	27,402	$2,382,878
Verizon Communications	243,643	10,418,175
Walt Disney	104,155	12,405,902
Warner Bros Discovery *	130,721	1,721,596
		309,015,319
Consumer Discretionary — 10.6%
Airbnb, Cl A *	24,428	3,234,511
Amazon.com *	551,750	129,170,192
AutoZone *	954	3,595,035
Best Buy	11,815	768,684
Booking Holdings	1,934	10,644,852
Caesars Entertainment *	12,877	343,558
CarMax *	9,370	530,436
Carnival *	60,985	1,815,523
Chipotle Mexican Grill, Cl A *	76,650	3,286,752
Darden Restaurants	7,180	1,447,991
Deckers Outdoor *	9,289	986,213
Domino’s Pizza	2,109	976,910
DoorDash, Cl A *	19,539	4,889,635
DR Horton	15,296	2,184,881
eBay	25,520	2,341,460
Expedia Group	7,552	1,361,021
Ford Motor	227,242	2,515,569
Garmin	9,420	2,060,719
General Motors	54,078	2,884,521
Genuine Parts	8,506	1,096,253
Hasbro	7,976	599,476
Hilton Worldwide Holdings	13,463	3,609,161
Home Depot	57,793	21,239,505
Las Vegas Sands	21,061	1,103,596
Lennar, Cl A	14,315	1,605,857
LKQ	15,850	467,100
Lowe’s	32,203	7,199,625
Lululemon Athletica *	6,876	1,378,844
Marriott International, Cl A	12,854	3,391,271
McDonald’s	41,427	12,431,000
MGM Resorts International *	13,587	495,246
Mohawk Industries *	3,162	362,081

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
NIKE, Cl B	67,284	$5,025,442
Norwegian Cruise Line Holdings *	26,731	683,244
NVR *	183	1,381,557
O’Reilly Automotive *	48,756	4,793,690
Pool	2,319	714,577
PulteGroup	12,462	1,407,209
Ralph Lauren, Cl A	2,428	725,365
Ross Stores	20,323	2,774,902
Royal Caribbean Cruises	14,271	4,536,323
Starbucks	65,237	5,816,531
Tapestry	12,667	1,368,416
Tesla *	163,412	50,375,017
TJX	64,344	8,012,758
Tractor Supply	32,750	1,865,113
Ulta Beauty *	2,834	1,459,538
Williams-Sonoma	7,539	1,410,170
Wynn Resorts	5,451	594,323
Yum! Brands	17,127	2,468,857
		325,430,510
Consumer Staples — 5.3%
Altria Group	96,531	5,979,130
Archer-Daniels-Midland	29,323	1,588,720
Brown-Forman, Cl B	11,030	318,215
Bunge Global	8,137	649,007
Campbell Soup	11,997	382,944
Church & Dwight	15,071	1,413,208
Clorox	7,535	946,095
Coca-Cola	224,816	15,262,758
Colgate-Palmolive	46,067	3,862,718
Conagra Brands	29,103	531,421
Constellation Brands, Cl A	9,528	1,591,557
Costco Wholesale	25,828	24,269,022
Dollar General	13,469	1,412,898
Dollar Tree *	12,430	1,411,426
Estee Lauder, Cl A	14,316	1,336,255
General Mills	33,801	1,655,573
Hershey	9,050	1,684,476
Hormel Foods	17,698	497,137

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
J M Smucker	6,495	$697,173
Kellanova	16,467	1,314,561
Kenvue	111,702	2,394,891
Keurig Dr Pepper	79,033	2,580,427
Kimberly-Clark	20,427	2,545,613
Kraft Heinz	50,135	1,376,707
Kroger	34,256	2,401,346
Lamb Weston Holdings	8,660	494,226
McCormick	15,456	1,091,657
Molson Coors Beverage, Cl B	10,481	510,634
Mondelez International, Cl A	74,037	4,789,454
Monster Beverage *	42,980	2,525,075
PepsiCo	79,353	10,944,366
Philip Morris International	90,370	14,825,199
Procter & Gamble	136,314	20,511,168
Sysco	30,019	2,389,512
Target	25,479	2,560,640
Tyson Foods, Cl A	17,496	915,041
Walgreens Boots Alliance	43,648	508,063
Walmart	251,315	24,623,844
		164,792,157
Energy — 3.0%
APA	22,415	432,385
Baker Hughes, Cl A	57,640	2,596,682
Chesapeake Energy	12,889	1,350,509
Chevron	110,773	16,797,618
ConocoPhillips	72,567	6,918,538
Coterra Energy	45,068	1,099,209
Devon Energy	37,193	1,235,551
Diamondback Energy	11,449	1,702,008
EOG Resources	30,943	3,713,779
EQT	36,666	1,970,797
Exxon Mobil	250,836	28,003,331
Halliburton	49,779	1,115,050
Kinder Morgan	108,964	3,057,530
Marathon Petroleum	17,328	2,949,052
Occidental Petroleum	41,423	1,820,127
ONEOK	38,104	3,128,719

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Phillips 66	22,919	$2,832,330
Schlumberger	86,035	2,907,983
Targa Resources	13,383	2,227,065
Texas Pacific Land	1,153	1,116,254
Valero Energy	17,554	2,410,340
Williams	69,468	4,164,607
		93,549,464
Financials — 13.9%
Aflac	27,306	2,713,124
Allstate	15,413	3,132,692
American Express	31,985	9,573,430
American International Group	32,312	2,508,381
Ameriprise Financial	5,340	2,767,135
Aon PLC, Cl A	12,281	4,368,474
Apollo Global Management	25,664	3,729,492
Arch Capital Group	23,001	1,979,466
Arthur J Gallagher	14,601	4,194,137
Assurant	3,121	584,563
Bank of America	380,606	17,991,246
Bank of New York Mellon	40,688	4,127,798
Berkshire Hathaway, Cl B *	106,964	50,474,172
BlackRock Funding	8,414	9,305,968
Blackstone	42,000	7,264,320
Block, Cl A *	32,330	2,497,816
Brown & Brown	14,549	1,329,342
Capital One Financial	36,847	7,922,105
Cboe Global Markets	6,415	1,546,272
Charles Schwab	98,610	9,637,155
Chubb	21,355	5,681,284
Cincinnati Financial	9,580	1,413,146
Citigroup	107,935	10,113,509
Citizens Financial Group	26,745	1,276,271
CME Group, Cl A	20,631	5,741,195
Coinbase Global, Cl A *	12,058	4,555,030
Corpay *	4,277	1,381,685
Erie Indemnity, Cl A	1,516	540,060
Everest Group	2,623	880,803
FactSet Research Systems	2,324	936,340

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fidelity National Information Services	32,512	$2,581,778
Fifth Third Bancorp	41,058	1,706,781
Fiserv *	31,731	4,408,705
Franklin Resources	18,793	451,032
Global Payments	15,161	1,212,122
Globe Life	5,118	718,925
Goldman Sachs Group	17,789	12,871,942
Hartford Financial Services Group	17,646	2,194,986
Huntington Bancshares	84,502	1,388,368
Intercontinental Exchange	32,916	6,083,864
Invesco	27,160	570,632
Jack Henry & Associates	4,456	756,696
JPMorgan Chase	162,064	48,009,839
KeyCorp	57,106	1,023,340
KKR	38,788	5,685,545
Loews	10,797	977,560
M&T Bank	10,173	1,919,645
MarketAxess Holdings	2,288	470,184
Marsh & McLennan	28,245	5,626,404
Mastercard, Cl A	47,201	26,737,950
MetLife	31,504	2,392,729
Moody’s	8,824	4,550,802
Morgan Stanley	71,402	10,171,929
MSCI, Cl A	4,302	2,414,971
Nasdaq	25,384	2,442,448
Northern Trust	12,065	1,568,450
PayPal Holdings *	55,326	3,804,216
PNC Financial Services Group	22,539	4,288,496
Principal Financial Group	12,876	1,002,139
Progressive	33,823	8,186,519
Prudential Financial	21,727	2,250,483
Raymond James Financial	11,302	1,888,903
Regions Financial	52,115	1,320,073
S&P Global	18,149	10,001,914
State Street	17,684	1,976,187
Synchrony Financial	23,818	1,659,400
T Rowe Price Group	13,638	1,383,575
Travelers	12,799	3,330,812
Truist Financial	73,974	3,233,404

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
US Bancorp	88,625	$3,984,580
Visa, Cl A	99,651	34,426,431
W R Berkley	18,386	1,265,141
Wells Fargo	188,785	15,221,735
Willis Towers Watson PLC	6,124	1,934,020
		430,262,066
Health Care — 8.9%
Abbott Laboratories	100,767	12,715,788
AbbVie	102,642	19,401,391
Agilent Technologies	17,497	2,008,831
Align Technology *	4,290	553,453
Amgen	31,041	9,160,199
Baxter International	31,221	679,369
Becton Dickinson	17,629	3,142,369
Biogen *	8,956	1,146,368
Bio-Techne	9,599	525,353
Boston Scientific *	85,372	8,957,230
Bristol-Myers Squibb	116,561	5,048,257
Cardinal Health	14,824	2,300,981
Cencora	10,594	3,030,731
Centene *	30,414	792,893
Charles River Laboratories International *	3,099	525,714
Cigna Group	15,231	4,072,465
Cooper *	12,269	867,296
CVS Health	72,139	4,479,832
Danaher	36,614	7,218,816
DaVita *	2,661	373,525
Dexcom *	23,966	1,935,734
Edwards Lifesciences *	36,274	2,876,891
Elevance Health	12,786	3,619,461
Eli Lilly	45,816	33,907,047
GE HealthCare Technologies	28,116	2,005,233
Gilead Sciences	71,671	8,047,937
HCA Healthcare	9,829	3,479,368
Henry Schein *	7,586	513,193
Hologic *	13,701	915,501
Humana	7,398	1,848,538
IDEXX Laboratories *	4,457	2,381,420

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Incyte *	9,783	$732,649
Insulet *	4,302	1,240,697
Intuitive Surgical *	20,708	9,962,412
IQVIA Holdings *	10,247	1,904,507
Johnson & Johnson	139,917	23,049,927
Labcorp Holdings	5,111	1,329,269
McKesson	7,149	4,958,117
Medtronic PLC	73,726	6,653,034
Merck	145,380	11,357,086
Mettler-Toledo International *	1,280	1,579,110
Moderna *	20,595	608,788
Molina Healthcare *	3,391	535,337
Pfizer	327,661	7,631,225
Quest Diagnostics	6,797	1,137,886
Regeneron Pharmaceuticals	5,848	3,189,850
ResMed	9,010	2,450,179
Revvity	7,422	652,394
Solventum *	8,420	600,851
STERIS PLC	6,023	1,364,149
Stryker	19,784	7,769,770
Thermo Fisher Scientific	21,777	10,184,667
UnitedHealth Group	52,601	13,127,105
Universal Health Services, Cl B	3,576	595,225
Vertex Pharmaceuticals *	14,757	6,742,031
Viatris	67,466	589,653
Waters *	3,631	1,048,488
West Pharmaceutical Services	4,432	1,060,400
Zimmer Biomet Holdings	12,249	1,122,621
Zoetis, Cl A	25,274	3,684,696
		275,393,307
Industrials — 8.8%
3M	30,711	4,582,695
A O Smith	7,179	508,201
Allegion PLC	5,310	881,035
AMETEK	14,200	2,624,870
Automatic Data Processing	23,349	7,226,515
Axon Enterprise *	4,454	3,364,952
Boeing *	43,550	9,661,132

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Broadridge Financial Solutions	7,175	$1,775,884
Builders FirstSource *	7,031	893,851
Carrier Global	45,122	3,096,272
Caterpillar	27,242	11,932,541
CH Robinson Worldwide	7,243	835,263
Cintas	19,524	4,345,066
Copart *	53,913	2,443,876
CSX	106,501	3,785,046
Cummins	8,440	3,102,713
Dayforce *	9,678	558,130
Deere	14,518	7,612,804
Delta Air Lines	39,358	2,094,239
Dover	8,409	1,523,206
Eaton PLC	22,566	8,681,592
Emerson Electric	32,102	4,671,162
Equifax	7,608	1,827,670
Expeditors International of Washington	8,559	994,898
Fastenal	64,613	2,980,598
FedEx	12,361	2,762,560
Fortive	20,972	1,005,188
GE Vernova	15,757	10,404,190
Generac Holdings *	3,615	703,804
General Dynamics	14,338	4,467,864
General Electric	61,888	16,776,599
Honeywell International	37,068	8,242,070
Howmet Aerospace	23,002	4,135,070
Hubbell, Cl B	3,282	1,435,809
Huntington Ingalls Industries	2,377	662,850
IDEX	4,631	757,215
Illinois Tool Works	15,138	3,874,874
Ingersoll Rand	24,714	2,091,546
Jacobs Solutions	7,493	1,063,032
JB Hunt Transport Services	4,850	698,643
Johnson Controls International	37,415	3,928,575
L3Harris Technologies	10,522	2,891,656
Leidos Holdings	8,031	1,282,149
Lennox International	1,957	1,191,813
Lockheed Martin	11,916	5,016,398
Masco	12,956	882,692

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Nordson	3,302	$707,321
Norfolk Southern	12,746	3,543,388
Northrop Grumman	7,690	4,434,131
Old Dominion Freight Line	11,519	1,719,211
Otis Worldwide	24,334	2,085,180
PACCAR	32,201	3,180,171
Parker-Hannifin	7,308	5,348,725
Paychex	19,672	2,839,260
Paycom Software	2,870	664,520
Pentair PLC	10,102	1,032,424
Quanta Services	8,388	3,406,618
Republic Services, Cl A	12,528	2,889,583
Rockwell Automation	6,939	2,440,516
Rollins	17,170	983,326
RTX	77,326	12,184,258
Snap-On	3,201	1,028,129
Southwest Airlines	33,036	1,021,803
Stanley Black & Decker	9,397	635,707
Textron	11,148	866,980
Trane Technologies PLC	12,762	5,590,777
TransDigm Group	3,236	5,204,977
Uber Technologies *	120,996	10,617,399
Union Pacific	34,440	7,644,647
United Airlines Holdings *	20,220	1,785,628
United Parcel Service, Cl B	41,769	3,598,817
United Rentals	3,687	3,255,400
Veralto	15,157	1,588,908
Verisk Analytics, Cl A	8,667	2,415,580
Waste Management	20,888	4,786,694
Westinghouse Air Brake Technologies	10,479	2,012,492
WW Grainger	2,717	2,824,430
Xylem	14,901	2,154,983
		270,770,791
Information Technology — 34.0%
Adobe *	24,609	8,802,393
Advanced Micro Devices *	94,044	16,580,898
Akamai Technologies *	9,162	699,152
Amphenol, Cl A	69,598	7,412,883

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices	28,501	$6,402,180
Apple	872,380	181,079,917
Applied Materials	46,891	8,443,193
Arista Networks *	59,160	7,289,695
Autodesk *	12,098	3,667,025
Broadcom	274,383	80,586,287
Cadence Design Systems *	15,603	5,688,386
CDW	8,167	1,424,161
Cisco Systems	230,871	15,717,698
Cognizant Technology Solutions, Cl A	30,359	2,178,562
Corning	47,304	2,991,505
Crowdstrike Holdings, Cl A *	14,310	6,504,897
Datadog, Cl A *	18,754	2,625,185
Dell Technologies, Cl C	16,662	2,210,881
Enphase Energy *	8,028	259,786
EPAM Systems *	3,452	544,415
F5 *	3,521	1,103,552
Fair Isaac *	1,498	2,152,207
First Solar *	6,555	1,145,355
Fortinet *	36,048	3,601,195
Gartner *	4,717	1,597,412
Gen Digital	33,153	977,682
GoDaddy, Cl A *	8,655	1,398,475
Hewlett Packard Enterprise	76,239	1,577,385
HP	57,487	1,425,678
Intel	250,097	4,951,921
International Business Machines	53,915	13,648,582
Intuit	16,193	12,713,610
Jabil	6,704	1,496,132
Keysight Technologies *	10,598	1,737,118
KLA	7,606	6,685,902
Lam Research	73,663	6,986,199
Microchip Technology	32,988	2,229,659
Micron Technology	64,343	7,022,395
Microsoft	434,154	231,621,159
Monolithic Power Systems	2,930	2,083,933
Motorola Solutions	9,502	4,171,188
NetApp	12,511	1,302,770
NVIDIA	1,424,696	253,410,677

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	25,789	$1,453,468
Oracle	94,600	24,006,642
Palantir Technologies, Cl A *	123,564	19,566,359
Palo Alto Networks *	38,113	6,616,417
PTC *	7,368	1,582,720
QUALCOMM	63,399	9,304,437
Roper Technologies	6,063	3,337,075
Salesforce	55,649	14,375,806
Seagate Technology Holdings	12,973	2,036,891
ServiceNow *	11,953	11,273,113
Skyworks Solutions	9,803	671,898
Super Micro Computer *	30,850	1,819,224
Synopsys *	10,637	6,738,220
Teledyne Technologies *	2,851	1,570,958
Teradyne	9,943	1,068,176
Texas Instruments	52,557	9,515,970
Trimble *	15,039	1,261,622
Tyler Technologies *	2,619	1,530,963
VeriSign	4,988	1,341,124
Western Digital	21,282	1,674,681
Workday, Cl A *	13,148	3,015,888
Zebra Technologies, Cl A *	3,136	1,063,167
		1,050,974,104
Materials — 1.9%
Air Products & Chemicals	12,603	3,628,152
Albemarle	7,133	483,974
Amcor PLC	132,812	1,241,792
Avery Dennison	4,914	824,422
Ball	18,243	1,044,594
CF Industries Holdings	10,633	987,061
Corteva	38,327	2,764,526
Dow	43,097	1,003,729
DuPont de Nemours	25,630	1,842,797
Eastman Chemical	7,012	509,141
Ecolab	14,318	3,747,880
Freeport-McMoRan	81,398	3,275,456
International Flavors & Fragrances	15,652	1,111,762
International Paper	32,317	1,510,497

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC	27,296	$12,563,257
LyondellBasell Industries, Cl A	15,845	917,901
Martin Marietta Materials	3,744	2,152,351
Mosaic	19,364	697,298
Newmont	63,129	3,920,311
Nucor	14,397	2,059,779
Packaging Corp of America	5,458	1,057,487
PPG Industries	14,223	1,500,526
Sherwin-Williams	13,123	4,342,138
Smurfit WestRock	30,291	1,344,315
Steel Dynamics	8,665	1,105,307
Vulcan Materials	8,103	2,225,651
		57,862,104
Real Estate — 2.1%
Alexandria Real Estate Equities ‡	9,391	717,754
American Tower ‡	26,885	5,602,565
AvalonBay Communities ‡	8,710	1,622,499
BXP ‡	8,861	579,775
Camden Property Trust ‡	6,514	711,329
CBRE Group, Cl A *	18,136	2,824,501
CoStar Group *	25,847	2,460,376
Crown Castle ‡	26,675	2,803,276
Digital Realty Trust ‡	17,887	3,155,982
Equinix ‡	5,555	4,361,619
Equity Residential ‡	20,944	1,323,661
Essex Property Trust ‡	3,927	1,021,727
Extra Space Storage ‡	13,006	1,747,486
Federal Realty Investment Trust ‡	4,686	431,862
Healthpeak Properties ‡	42,689	723,152
Host Hotels & Resorts ‡	42,609	669,813
Invitation Homes ‡	34,870	1,068,765
Iron Mountain ‡	18,009	1,753,356
Kimco Realty ‡	41,521	881,491
Mid-America Apartment Communities ‡	7,156	1,019,229
ProLogis ‡	53,162	5,676,638
Public Storage ‡	9,674	2,630,747
Realty Income ‡	53,743	3,016,595
Regency Centers ‡	9,957	710,930

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SBA Communications, Cl A ‡	6,591	$1,481,129
Simon Property Group ‡	18,829	3,084,002
UDR ‡	18,376	721,993
Ventas ‡	26,798	1,800,290
VICI Properties, Cl A ‡	61,411	2,001,999
Welltower ‡	35,576	5,872,530
Weyerhaeuser ‡	44,476	1,114,124
		63,591,195
Utilities — 2.5%
AES	43,312	569,553
Alliant Energy	15,689	1,019,942
Ameren	16,543	1,672,994
American Electric Power	30,169	3,413,321
American Water Works	12,013	1,684,703
Atmos Energy	9,724	1,516,166
CenterPoint Energy	39,934	1,550,238
CMS Energy	18,295	1,350,171
Consolidated Edison	21,261	2,200,513
Constellation Energy	17,987	6,256,598
Dominion Energy	51,638	3,018,241
DTE Energy	12,711	1,759,329
Duke Energy	44,460	5,408,114
Edison International	23,715	1,236,026
Entergy	26,306	2,378,851
Evergy	14,060	995,448
Eversource Energy	22,472	1,485,399
Exelon	58,765	2,640,899
FirstEnergy	31,414	1,341,692
NextEra Energy	118,845	8,445,126
NiSource	28,820	1,223,409
NRG Energy	10,711	1,790,879
PG&E	127,651	1,789,667
Pinnacle West Capital	6,930	627,997
PPL	45,311	1,617,150
Public Service Enterprise Group	30,578	2,745,599
Sempra	38,893	3,176,780
Southern	63,043	5,956,303
Vistra	19,280	4,020,651

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	19,483	$2,125,206
Xcel Energy	35,242	2,588,172
		77,605,137
TOTAL UNITED STATES		3,119,246,154
TOTAL COMMON STOCK (Cost $2,051,652,327)		3,136,355,263
TOTAL INVESTMENTS — 101.6% (Cost $2,051,652,327)		$3,136,355,263

WRITTEN OPTIONS — (1.6)% (Premiums Received $(49,786,309))		$(50,572,850)

Percentages are based on Net Assets of $3,087,584,022.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.6)%
Call Options
S&P 500 Index	(4,946)	$(3,135,462,294)	$6,295.00	8/15/2025	$(50,572,850)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,136,354,321.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,136,355,263	$—	$—	$3,136,355,263
Total Investments in Securities	$3,136,355,263	$—	$—	$3,136,355,263

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(50,572,850)	$—	$—	$(50,572,850)
Total Other Financial Instruments	$(50,572,850)	$—	$—	$(50,572,850)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.8%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	24,716	$58,673,065

CANADA — 1.4%
Industrials — 0.5%
Thomson Reuters	216,754	43,548,046

Information Technology — 0.9%
Shopify, Cl A *	591,314	72,264,484

TOTAL CANADA		115,812,530
CHINA — 0.4%
Consumer Discretionary — 0.4%
PDD Holdings ADR *	319,795	36,280,743

NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding	41,811	29,046,520
NXP Semiconductors	120,858	25,835,814

TOTAL NETHERLANDS		54,882,334
UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	219,182	21,243,120

Health Care — 0.2%
AstraZeneca PLC ADR	284,425	20,788,623

Information Technology — 0.1%
ARM Holdings ADR *	63,536	8,982,402

TOTAL UNITED KINGDOM		51,014,145
UNITED STATES — 98.0%
Communication Services — 15.3%
Alphabet, Cl A	1,139,136	218,600,198
Alphabet, Cl C	1,068,238	206,020,381
Charter Communications, Cl A *	67,126	18,081,059

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A	1,809,005	$60,113,236
Electronic Arts	119,775	18,264,490
Meta Platforms, Cl A	424,893	328,629,242
Netflix *	205,004	237,681,638
Take-Two Interactive Software *	86,926	19,361,028
T-Mobile US	546,455	130,280,337
Trade Desk, Cl A *	213,662	18,580,047
Warner Bros Discovery *	1,178,796	15,524,743
		1,271,136,399
Consumer Discretionary — 12.3%
Airbnb, Cl A *	206,424	27,332,602
Amazon.com *	2,078,988	486,711,881
Booking Holdings	15,845	87,211,831
DoorDash, Cl A *	193,854	48,511,963
Lululemon Athletica *	54,707	10,970,395
Marriott International, Cl A	131,027	34,568,853
O’Reilly Automotive *	416,144	40,915,278
Ross Stores	156,891	21,421,897
Starbucks	545,512	48,637,850
Tesla *	712,531	219,651,931
		1,025,934,481
Consumer Staples — 4.8%
Costco Wholesale	213,764	200,861,205
Keurig Dr Pepper	648,684	21,179,533
Kraft Heinz	563,819	15,482,470
Mondelez International, Cl A	629,731	40,737,298
Monster Beverage *	466,440	27,403,350
PepsiCo	659,546	90,964,584
		396,628,440
Energy — 0.5%
Baker Hughes, Cl A	472,623	21,291,666
Diamondback Energy	139,417	20,725,731
		42,017,397
Financials — 0.4%
PayPal Holdings *	465,407	32,001,385

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.5%
Amgen	261,051	$77,036,150
Biogen *	69,403	8,883,584
Dexcom *	186,855	15,092,278
GE HealthCare Technologies	218,380	15,574,862
Gilead Sciences	604,128	67,837,533
IDEXX Laboratories *	38,332	20,481,171
Intuitive Surgical *	172,530	83,002,458
Regeneron Pharmaceuticals	50,743	27,678,277
Vertex Pharmaceuticals *	123,370	56,364,052
		371,950,365
Industrials — 4.4%
Automatic Data Processing	194,944	60,335,168
Axon Enterprise *	37,182	28,090,629
Cintas	196,400	43,708,820
Copart *	461,400	20,915,262
CSX	898,144	31,920,038
Fastenal	548,310	25,293,540
Honeywell International	312,050	69,384,318
Old Dominion Freight Line	100,672	15,025,296
PACCAR	250,822	24,771,181
Paychex	172,289	24,866,471
Verisk Analytics, Cl A	66,841	18,629,255
		362,939,978
Information Technology — 52.9%
Adobe *	204,923	73,298,908
Advanced Micro Devices *	780,130	137,544,720
Analog Devices	241,066	54,150,656
Apple	2,925,198	607,183,349
Applied Materials	389,549	70,142,193
AppLovin, Cl A *	149,524	58,419,027
Atlassian, Cl A *	78,663	15,085,990
Autodesk *	102,366	31,028,158
Broadcom	1,522,717	447,221,983
Cadence Design Systems *	132,778	48,406,876
CDW	62,558	10,908,864
Cisco Systems	1,905,679	129,738,626
Cognizant Technology Solutions, Cl A	234,880	16,854,989

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *	121,085	$55,041,608
Datadog, Cl A *	152,609	21,362,208
Fortinet *	372,589	37,221,641
GLOBALFOUNDRIES *	262,269	9,806,238
Intel	2,120,780	41,991,444
Intuit	134,063	105,256,883
KLA	64,293	56,515,476
Lam Research	621,372	58,930,921
Marvell Technology	412,455	33,149,008
Microchip Technology	257,451	17,401,113
Micron Technology	536,731	58,578,821
Microsoft	1,455,900	776,722,650
MicroStrategy, Cl A *	123,421	49,597,963
NVIDIA	4,779,147	850,066,877
ON Semiconductor *	198,487	11,186,727
Palantir Technologies, Cl A *	1,089,362	172,500,473
Palo Alto Networks *	320,373	55,616,753
QUALCOMM	532,837	78,199,158
Roper Technologies	51,418	28,300,467
Synopsys *	89,901	56,949,587
Texas Instruments	436,678	79,064,919
Workday, Cl A *	103,219	23,676,374
Zscaler *	74,263	21,206,542
		4,398,328,190
Materials — 1.2%
Linde PLC	226,265	104,140,729

Real Estate — 0.2%
CoStar Group *	201,204	19,152,609

Utilities — 1.5%
American Electric Power	255,422	28,898,445
Constellation Energy	152,379	53,003,512
Exelon	481,967	21,659,597

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	275,171	$20,208,558
		123,770,112
TOTAL UNITED STATES		8,148,000,085
TOTAL COMMON STOCK (Cost $4,585,469,274)		8,464,662,902
TOTAL INVESTMENTS — 101.8% (Cost $4,585,469,274)		$8,464,662,902

WRITTEN OPTIONS— (1.9)% (Premiums Received $(164,923,710))		$(158,313,580)

Percentages are based on Net Assets of $8,310,985,674.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.9)%
Call Options
Nasdaq-100 Index	(3,644)	$(8,460,682,928)	$23,050.00	8/15/2025	$(158,313,580)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $8,471,244,866.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,464,662,902	$—	$—	$8,464,662,902
Total Investments in Securities	$8,464,662,902	$—	$—	$8,464,662,902

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(158,313,580)	$—	$—	$(158,313,580)
Total Other Financial Instruments	$(158,313,580)	$—	$—	$(158,313,580)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 101.0%
Domestic Equity — 101.0%
Global X Russell 2000 ETF (A)(B)(C)	14,725,054	$1,268,311,604
TOTAL EXCHANGE-TRADED FUND (Cost $1,163,940,386)		1,268,311,604

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Cartesian Therapeutics CVR# *(D)	1	—
CinCor Pharma CVR# *(D)	15,984	48,911
Inhibrx CVR# *(D)	15,798	10,269
Novartis CVR# *(D)	26,043	10,157
OmniAb CVR# *(D)	2,421	—
OmniAb CVR# *(D)	2,421	—

TOTAL RIGHTS (Cost $–)		69,337

	Number of Warrants
WARRANT — 0.0%
United States — 0.0%
Pulse Biosciences, Expires 6/29/30 Strike Price $11.00*(D)	1,148	2,307
TOTAL WARRANT (Cost $–)		2,307
TOTAL INVESTMENTS — 101.0% (Cost $1,163,940,386)		$1,268,383,248

WRITTEN OPTIONS— (1.1)% (Premiums Received $(30,761,547))		$(13,654,060)

Percentages are based on Net Assets of $1,255,361,332.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 Covered Call ETF

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.1)%
Call Options
Russell 2000 Index	(5,737)	$(1,268,823,031)	$2,250.00	8/15/2025	$(13,654,060)

*	Non-income producing security.
#	Expiration date not available.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,268,311,604.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.
(D)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Exchange-Traded Fund	$1,268,311,604	$—	$—	$1,268,311,604
Rights	—	—	69,337	69,337
Warrant	—	—	2,307	2,307
Total Investments in Securities	$1,268,311,604	$—	$71,644	$1,268,383,248

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(13,654,060)	$—	$—	$(13,654,060)
Total Other Financial Instruments	$(13,654,060)	$—	$—	$(13,654,060)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 Covered Call ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Global X Russell 2000 ETF
$1,424,845,753	$230,429,121	$(386,329,712)	$(8,843,137)	$8,209,579	$1,268,311,604	$16,416,756	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.9%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	313	$743,027

CANADA — 1.4%
Industrials — 0.5%
Thomson Reuters	2,774	557,324

Information Technology — 0.9%
Shopify, Cl A *	7,518	918,775

TOTAL CANADA		1,476,099
CHINA — 0.4%
Consumer Discretionary — 0.4%
PDD Holdings ADR *	4,108	466,053

NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding (A)	538	373,754
NXP Semiconductors	1,552	331,771

TOTAL NETHERLANDS		705,525
UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	2,814	272,733

Health Care — 0.2%
AstraZeneca PLC ADR	3,653	266,998

Information Technology — 0.1%
ARM Holdings ADR *	814	115,079

TOTAL UNITED KINGDOM		654,810
UNITED STATES — 97.1%
Communication Services — 15.2%
Alphabet, Cl A (A)	14,624	2,806,346
Alphabet, Cl C (A)	13,716	2,645,268
Charter Communications, Cl A *	863	232,458

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A (A)	23,187	$770,504
Electronic Arts	1,537	234,377
Meta Platforms, Cl A (A)	5,457	4,220,662
Netflix *(A)	2,631	3,050,381
Take-Two Interactive Software *	1,117	248,789
T-Mobile US	7,016	1,672,685
Trade Desk, Cl A *	2,742	238,444
Warner Bros Discovery *	15,389	202,673
		16,322,587
Consumer Discretionary — 12.2%
Airbnb, Cl A *(A)	2,652	351,151
Amazon.com *(A)	26,686	6,247,460
Booking Holdings (A)	202	1,111,820
DoorDash, Cl A *	2,458	615,115
Lululemon Athletica *	732	146,788
Marriott International, Cl A	1,686	444,817
O’Reilly Automotive *	5,261	517,262
Ross Stores	2,015	275,128
Starbucks	7,006	624,655
Tesla *	9,145	2,819,129
		13,153,325
Consumer Staples — 4.7%
Costco Wholesale (A)	2,743	2,577,432
Keurig Dr Pepper	8,555	279,321
Kraft Heinz	7,231	198,563
Mondelez International, Cl A	7,973	515,773
Monster Beverage *	5,989	351,854
PepsiCo	8,467	1,167,769
		5,090,712
Energy — 0.5%
Baker Hughes, Cl A	6,243	281,247
Diamondback Energy	1,826	271,453
		552,700
Financials — 0.4%
PayPal Holdings *	5,985	411,529

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.4%
Amgen (A)	3,320	$979,732
Biogen *	912	116,736
Dexcom *	2,463	198,937
GE HealthCare Technologies	2,881	205,473
Gilead Sciences	7,677	862,050
IDEXX Laboratories *	493	263,415
Intuitive Surgical *	2,213	1,064,652
Regeneron Pharmaceuticals	653	356,185
Vertex Pharmaceuticals *	1,599	730,535
		4,777,715
Industrials — 4.3%
Automatic Data Processing	2,527	782,107
Axon Enterprise *	479	361,880
Cintas	2,486	553,259
Copart *	5,921	268,399
CSX	11,549	410,452
Fastenal	7,040	324,755
Honeywell International (A)	3,966	881,840
Old Dominion Freight Line	1,293	192,980
PACCAR	3,220	318,007
Paychex	2,210	318,969
Verisk Analytics, Cl A	882	245,822
		4,658,470
Information Technology — 52.4%
Adobe *(A)	2,632	941,440
Advanced Micro Devices *(A)	10,018	1,766,274
Analog Devices	3,090	694,107
Apple (A)	37,547	7,793,631
Applied Materials (A)	4,953	891,837
AppLovin, Cl A *	1,916	748,581
Atlassian, Cl A *	1,035	198,492
Autodesk *	1,315	398,590
Broadcom (A)	19,547	5,740,954
Cadence Design Systems *	1,682	613,207
CDW	830	144,735
Cisco Systems (A)	24,467	1,665,713
Cognizant Technology Solutions, Cl A	3,114	223,461

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *	1,537	$698,674
Datadog, Cl A *	1,998	279,680
Fortinet *	4,712	470,729
GLOBALFOUNDRIES *	3,462	129,444
Intel	26,887	532,363
Intuit	1,723	1,352,779
KLA	823	723,442
Lam Research	7,964	755,306
Marvell Technology	5,299	425,881
Microchip Technology	3,388	228,995
Micron Technology (A)	6,958	759,396
Microsoft (A)	18,686	9,968,981
MicroStrategy, Cl A *	1,565	628,911
NVIDIA (A)	61,343	10,911,079
ON Semiconductor *	2,643	148,959
Palantir Technologies, Cl A *	13,986	2,214,683
Palo Alto Networks *	4,151	720,614
QUALCOMM	6,779	994,886
Roper Technologies	661	363,814
Synopsys *	1,141	722,789
Texas Instruments	5,609	1,015,565
Workday, Cl A *	1,326	304,158
Zscaler *	956	272,995
		56,445,145
Materials — 1.3%
Linde PLC (A)	2,908	1,338,436

Real Estate — 0.2%
CoStar Group *	2,582	245,781

Utilities — 1.5%
American Electric Power	3,280	371,099
Constellation Energy	1,932	672,027
Exelon	6,339	284,875

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	3,623	$266,073
		1,594,074
TOTAL UNITED STATES		104,590,474
TOTAL COMMON STOCK (Cost $71,366,483)		108,635,988
TOTAL INVESTMENTS — 100.9% (Cost $71,366,483)		$108,635,988

WRITTEN OPTIONS— (0.9)% (Premiums Received $(1,038,231))		$(999,235)

Percentages are based on Net Assets of $107,702,714.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
Nasdaq-100 Index	(23)	$(53,401,676)	$23,050.00	8/15/2025	$(999,235)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $65,064,680.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$108,635,988	$—	$—	$108,635,988
Total Investments in Securities	$108,635,988	$—	$—	$108,635,988

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(999,235)	$—	$—	$(999,235)
Total Other Financial Instruments	$(999,235)	$—	$—	$(999,235)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.7%
IRELAND — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A (A)	638	$170,410

JERSEY — 0.1%
Consumer Discretionary — 0.1%
APTIV PLC *	231	15,856

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	266	56,863

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	312	64,194

UNITED STATES — 100.1%
Communication Services — 9.9%
Alphabet, Cl A (A)	6,017	1,154,662
Alphabet, Cl C (A)	4,856	936,528
AT&T (A)	7,364	201,847
Charter Communications, Cl A *(A)	94	25,320
Comcast, Cl A (A)	3,781	125,643
Electronic Arts (A)	246	37,512
Fox, Cl A (A)	254	14,163
Fox, Cl B (A)	138	7,057
Interpublic Group	377	9,274
Live Nation Entertainment *	161	23,780
Match Group	257	8,807
Meta Platforms, Cl A (A)	2,245	1,736,373
Netflix *	438	507,817
News, Cl A	397	11,640
News, Cl B	41	1,370
Omnicom Group	198	14,266
Paramount Global, Cl B	559	7,027
Take-Two Interactive Software *	179	39,869
TKO Group Holdings, Cl A	64	10,753
T-Mobile US	500	119,205

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	474	$41,219
Verizon Communications	4,306	184,125
Walt Disney (A)	1,840	219,162
Warner Bros Discovery *	2,277	29,988
		5,467,407
Consumer Discretionary — 10.4%
Airbnb, Cl A *(A)	453	59,982
Amazon.com *(A)	9,783	2,290,298
AutoZone *(A)	16	60,294
Best Buy (A)	160	10,410
Booking Holdings (A)	32	176,130
Caesars Entertainment *(A)	198	5,283
CarMax *(A)	190	10,756
Carnival *(A)	1,125	33,491
Chipotle Mexican Grill, Cl A *(A)	1,423	61,018
Darden Restaurants (A)	120	24,200
Deckers Outdoor *(A)	154	16,350
Domino’s Pizza (A)	35	16,212
DoorDash, Cl A *	356	89,089
DR Horton (A)	283	40,424
eBay (A)	441	40,462
Expedia Group (A)	126	22,708
Ford Motor (A)	4,048	44,811
Garmin (A)	159	34,783
General Motors (A)	1,039	55,420
Genuine Parts (A)	141	18,172
Hasbro (A)	126	9,470
Hilton Worldwide Holdings (A)	252	67,556
Home Depot (A)	1,022	375,595
Las Vegas Sands	375	19,650
Lennar, Cl A	240	26,923
LKQ	256	7,544
Lowe’s	569	127,211
Lululemon Athletica *	116	23,262
Marriott International, Cl A	240	63,319
McDonald’s	734	220,251
MGM Resorts International *	231	8,420
Mohawk Industries *	48	5,497

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
NIKE, Cl B	1,241	$92,690
Norwegian Cruise Line Holdings *(A)	385	9,841
NVR *	3	22,649
O’Reilly Automotive *	894	87,898
Pool	29	8,936
PulteGroup	207	23,374
Ralph Lauren, Cl A	48	14,340
Ross Stores	322	43,966
Royal Caribbean Cruises (A)	250	79,468
Starbucks	1,196	106,635
Tapestry	189	20,418
Tesla *(A)	2,900	893,983
TJX	1,137	141,591
Tractor Supply	583	33,202
Ulta Beauty *	50	25,751
Williams-Sonoma	126	23,568
Wynn Resorts	112	12,211
Yum! Brands	291	41,948
		5,747,460
Consumer Staples — 5.2%
Altria Group (A)	1,785	110,563
Archer-Daniels-Midland (A)	520	28,174
Brown-Forman, Cl B (A)	183	5,280
Bunge Global (A)	131	10,449
Campbell Soup (A)	230	7,342
Church & Dwight (A)	252	23,630
Clorox (A)	128	16,072
Coca-Cola (A)	3,977	269,999
Colgate-Palmolive (A)	852	71,440
Conagra Brands (A)	502	9,166
Constellation Brands, Cl A (A)	161	26,893
Costco Wholesale (A)	455	427,536
Dollar General (A)	224	23,498
Dollar Tree *(A)	205	23,278
Estee Lauder, Cl A	236	22,028
General Mills (A)	608	29,780
Hershey (A)	151	28,106
Hormel Foods (A)	281	7,893

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
J M Smucker	105	$11,271
Kellanova	275	21,953
Kenvue	1,982	42,494
Keurig Dr Pepper	1,399	45,677
Kimberly-Clark	325	40,501
Kraft Heinz	892	24,494
Kroger	635	44,513
Lamb Weston Holdings	135	7,704
McCormick	257	18,152
Molson Coors Beverage, Cl B	210	10,231
Mondelez International, Cl A	1,360	87,978
Monster Beverage *	768	45,120
PepsiCo	1,402	193,364
Philip Morris International	1,598	262,152
Procter & Gamble	2,412	362,934
Sysco	471	37,492
Target	443	44,521
Tyson Foods, Cl A	283	14,801
Walgreens Boots Alliance	726	8,451
Walmart	4,454	436,403
		2,901,333
Energy — 3.0%
APA (A)	366	7,060
Baker Hughes, Cl A (A)	1,021	45,996
Chesapeake Energy	223	23,366
Chevron (A)	1,961	297,366
ConocoPhillips (A)	1,282	122,226
Coterra Energy (A)	793	19,341
Devon Energy (A)	657	21,825
Diamondback Energy (A)	192	28,543
EOG Resources (A)	544	65,291
EQT (A)	649	34,884
Exxon Mobil (A)	4,447	496,463
Halliburton (A)	880	19,712
Kinder Morgan	1,908	53,538
Marathon Petroleum	330	56,163
Occidental Petroleum	740	32,516
ONEOK	614	50,415

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Phillips 66	432	$53,387
Schlumberger (A)	1,421	48,030
Targa Resources	226	37,609
Texas Pacific Land	21	20,331
Valero Energy	330	45,312
Williams	1,274	76,376
		1,655,750
Financials — 13.9%
Aflac (A)	518	51,468
Allstate (A)	259	52,642
American Express (A)	566	169,409
American International Group (A)	620	48,131
Ameriprise Financial (A)	95	49,228
Aon PLC, Cl A (A)	227	80,746
Apollo Global Management	469	68,155
Arch Capital Group (A)	385	33,133
Arthur J Gallagher (A)	268	76,983
Assurant (A)	50	9,365
Bank of America (A)	6,736	318,411
Bank of New York Mellon (A)	753	76,392
Berkshire Hathaway, Cl B *(A)	1,898	895,628
BlackRock Funding	154	170,326
Blackstone (A)	771	133,352
Block, Cl A *	574	44,347
Brown & Brown (A)	244	22,294
Capital One Financial (A)	672	144,480
Cboe Global Markets (A)	107	25,791
Charles Schwab	1,743	170,343
Chubb (A)	393	104,554
Cincinnati Financial (A)	160	23,602
Citigroup (A)	1,909	178,873
Citizens Financial Group (A)	474	22,619
CME Group, Cl A (A)	380	105,746
Coinbase Global, Cl A *	220	83,107
Corpay *(A)	75	24,229
Erie Indemnity, Cl A	29	10,331
Everest Group (A)	35	11,753
FactSet Research Systems (A)	32	12,893

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fidelity National Information Services (A)	513	$40,737
Fifth Third Bancorp (A)	726	30,180
Fiserv *(A)	559	77,667
Franklin Resources (A)	317	7,608
Global Payments (A)	276	22,066
Globe Life (A)	61	8,569
Goldman Sachs Group (A)	317	229,378
Hartford Financial Services Group (A)	312	38,810
Huntington Bancshares (A)	1,502	24,678
Intercontinental Exchange	605	111,822
Invesco (A)	420	8,824
Jack Henry & Associates (A)	76	12,906
JPMorgan Chase (A)	2,875	851,690
KeyCorp	1,006	18,028
KKR	710	104,072
Loews	178	16,116
M&T Bank	172	32,456
MarketAxess Holdings	43	8,837
Marsh & McLennan	518	103,186
Mastercard, Cl A	835	473,002
MetLife	586	44,507
Moody’s	163	84,064
Morgan Stanley	1,259	179,357
MSCI, Cl A	81	45,470
Nasdaq	452	43,491
Northern Trust	200	26,000
PayPal Holdings *	1,038	71,373
PNC Financial Services Group	416	79,152
Principal Financial Group	213	16,578
Progressive	597	144,498
Prudential Financial	391	40,500
Raymond James Financial	190	31,755
Regions Financial	984	24,925
S&P Global	323	178,005
State Street	315	35,201
Synchrony Financial	423	29,470
T Rowe Price Group	228	23,131
Travelers	238	61,937
Truist Financial	1,377	60,189

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
US Bancorp	1,637	$73,600
Visa, Cl A	1,767	610,446
W R Berkley (A)	323	22,226
Wells Fargo	3,341	269,385
Willis Towers Watson PLC (A)	103	32,528
		7,666,751
Health Care — 8.9%
Abbott Laboratories (A)	1,782	224,871
AbbVie (A)	1,816	343,260
Agilent Technologies (A)	311	35,706
Align Technology *(A)	70	9,031
Amgen (A)	567	167,322
Baxter International (A)	546	11,881
Becton Dickinson (A)	294	52,405
Biogen *(A)	149	19,072
Bio-Techne (A)	140	7,662
Boston Scientific *(A)	1,557	163,360
Bristol-Myers Squibb (A)	2,136	92,510
Cardinal Health (A)	251	38,960
Cencora (A)	180	51,494
Centene *(A)	552	14,391
Charles River Laboratories International *(A)	59	10,009
Cigna Group (A)	266	71,123
Cooper *(A)	202	14,279
CVS Health (A)	1,325	82,283
Danaher (A)	644	126,971
DaVita *(A)	45	6,317
Dexcom *(A)	426	34,408
Edwards Lifesciences *(A)	573	45,445
Elevance Health (A)	224	63,410
Eli Lilly (A)	811	600,197
GE HealthCare Technologies (A)	502	35,803
Gilead Sciences (A)	1,315	147,661
HCA Healthcare (A)	173	61,240
Henry Schein *	121	8,186
Hologic *(A)	223	14,901
Humana (A)	125	31,234
IDEXX Laboratories *	85	45,416

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Incyte *	200	$14,978
Insulet *	72	20,765
Intuitive Surgical *	377	181,371
IQVIA Holdings *	172	31,968
Johnson & Johnson	2,481	408,720
Labcorp Holdings	85	22,107
McKesson	132	91,547
Medtronic PLC (A)	1,352	122,004
Merck	2,569	200,690
Mettler-Toledo International *	23	28,375
Moderna *	349	10,316
Molina Healthcare *	60	9,472
Pfizer	5,885	137,062
Quest Diagnostics	112	18,750
Regeneron Pharmaceuticals	110	60,001
ResMed	161	43,782
Revvity	151	13,273
Solventum *	135	9,634
STERIS PLC (A)	101	22,875
Stryker	362	142,168
Thermo Fisher Scientific	385	180,057
UnitedHealth Group (A)	933	232,839
Universal Health Services, Cl B	70	11,652
Vertex Pharmaceuticals *	258	117,872
Viatris	1,171	10,235
Waters *	63	18,192
West Pharmaceutical Services	73	17,466
Zimmer Biomet Holdings	203	18,605
Zoetis, Cl A	470	68,521
		4,896,105
Industrials — 8.7%
3M	571	85,205
A O Smith	143	10,123
Allegion PLC (A)	86	14,269
AMETEK (A)	241	44,549
Automatic Data Processing (A)	419	129,680
Axon Enterprise *(A)	76	57,417
Boeing *(A)	792	175,697

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Broadridge Financial Solutions (A)	121	$29,949
Builders FirstSource *(A)	115	14,620
Carrier Global (A)	846	58,052
Caterpillar (A)	478	209,374
CH Robinson Worldwide (A)	118	13,608
Cintas (A)	360	80,118
Copart *(A)	966	43,789
CSX (A)	1,964	69,801
Cummins (A)	152	55,878
Dayforce *(A)	155	8,939
Deere (A)	254	133,190
Delta Air Lines (A)	699	37,194
Dover (A)	141	25,541
Eaton PLC (A)	398	153,119
Emerson Electric (A)	592	86,142
Equifax (A)	136	32,671
Expeditors International of Washington (A)	141	16,390
Fastenal (A)	1,131	52,173
FedEx (A)	232	51,850
Fortive (A)	378	18,117
GE Vernova (A)	276	182,240
Generac Holdings *(A)	61	11,876
General Dynamics (A)	266	82,888
General Electric (A)	1,098	297,646
Honeywell International (A)	653	145,194
Howmet Aerospace (A)	425	76,402
Hubbell, Cl B (A)	57	24,936
Huntington Ingalls Industries	45	12,549
IDEX	87	14,225
Illinois Tool Works (A)	280	71,672
Ingersoll Rand	441	37,322
Jacobs Solutions	124	17,592
JB Hunt Transport Services (A)	79	11,380
Johnson Controls International (A)	686	72,030
L3Harris Technologies	196	53,865
Leidos Holdings	134	21,393
Lennox International	34	20,706
Lockheed Martin	221	93,037
Masco	212	14,444

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Nordson	64	$13,709
Norfolk Southern	237	65,886
Northrop Grumman	143	82,455
Old Dominion Freight Line	194	28,954
Otis Worldwide	382	32,734
PACCAR	517	51,059
Parker-Hannifin	135	98,806
Paychex	335	48,351
Paycom Software	58	13,429
Pentair PLC (A)	167	17,067
Quanta Services	148	60,107
Republic Services, Cl A	199	45,899
Rockwell Automation	117	41,150
Rollins	293	16,780
RTX	1,368	215,556
Snap-On	56	17,987
Southwest Airlines	586	18,125
Stanley Black & Decker	152	10,283
Textron	183	14,232
Trane Technologies PLC (A)	236	103,387
TransDigm Group	55	88,465
Uber Technologies *	2,139	187,697
Union Pacific	607	134,736
United Airlines Holdings *	360	31,792
United Parcel Service, Cl B	768	66,171
United Rentals	62	54,742
Veralto	254	26,627
Verisk Analytics, Cl A	147	40,970
Waste Management	384	87,997
Westinghouse Air Brake Technologies	177	33,993
WW Grainger (A)	41	42,621
Xylem	251	36,300
		4,796,919
Information Technology — 33.8%
Adobe *(A)	433	154,880
Advanced Micro Devices *(A)	1,661	292,851
Akamai Technologies *(A)	148	11,294
Amphenol, Cl A (A)	1,270	135,268

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices (A)	523	$117,481
Apple (A)	15,473	3,211,731
Applied Materials (A)	827	148,910
Arista Networks *	1,082	133,324
Autodesk *(A)	223	67,593
Broadcom (A)	4,868	1,429,732
Cadence Design Systems *(A)	280	102,080
CDW (A)	137	23,890
Cisco Systems (A)	4,087	278,243
Cognizant Technology Solutions, Cl A (A)	545	39,109
Corning (A)	844	53,374
Crowdstrike Holdings, Cl A *(A)	260	118,188
Datadog, Cl A *	340	47,593
Dell Technologies, Cl C	324	42,992
Enphase Energy *(A)	178	5,760
EPAM Systems *(A)	65	10,251
F5 *(A)	49	15,358
Fair Isaac *(A)	23	33,045
First Solar *(A)	109	19,046
Fortinet *(A)	667	66,633
Gartner *(A)	80	27,092
Gen Digital	546	16,101
GoDaddy, Cl A *(A)	145	23,429
Hewlett Packard Enterprise (A)	1,354	28,014
HP (A)	971	24,081
Intel (A)	4,558	90,248
International Business Machines	955	241,758
Intuit	290	227,688
Jabil	111	24,772
Keysight Technologies *	178	29,176
KLA	140	123,064
Lam Research	1,353	128,318
Microchip Technology	587	39,675
Micron Technology	1,174	128,130
Microsoft (A)	7,702	4,109,017
Monolithic Power Systems	44	31,295
Motorola Solutions	175	76,821
NetApp	207	21,555
NVIDIA (A)	25,274	4,495,486

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	463	$26,095
Oracle	1,679	426,080
Palantir Technologies, Cl A *	2,187	346,311
Palo Alto Networks *	693	120,305
PTC *	123	26,422
QUALCOMM	1,122	164,665
Roper Technologies	112	61,645
Salesforce	985	254,455
Seagate Technology Holdings (A)	217	34,071
ServiceNow *	211	198,998
Skyworks Solutions	146	10,007
Super Micro Computer *	577	34,026
Synopsys *	192	121,626
Teledyne Technologies *	50	27,551
Teradyne	139	14,933
Texas Instruments	931	168,567
Trimble *	249	20,889
Tyler Technologies *	46	26,890
VeriSign	83	22,316
Western Digital	324	25,495
Workday, Cl A *	234	53,675
Zebra Technologies, Cl A *	55	18,646
		18,648,014
Materials — 1.8%
Air Products & Chemicals (A)	221	63,621
Albemarle (A)	111	7,531
Amcor PLC (A)	2,336	21,842
Avery Dennison (A)	93	15,603
Ball (A)	321	18,380
CF Industries Holdings (A)	165	15,317
Corteva (A)	673	48,543
Dow (A)	764	17,794
DuPont de Nemours (A)	456	32,786
Eastman Chemical (A)	112	8,132
Ecolab (A)	250	65,440
Freeport-McMoRan (A)	1,433	57,664
International Flavors & Fragrances	260	18,468
International Paper	543	25,380

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC (A)	480	$220,925
LyondellBasell Industries, Cl A (A)	261	15,120
Martin Marietta Materials	56	32,193
Mosaic	313	11,271
Newmont	1,166	72,409
Nucor	242	34,623
Packaging Corp of America	90	17,437
PPG Industries	239	25,214
Sherwin-Williams	244	80,735
Smurfit WestRock (A)	539	23,921
Steel Dynamics	144	18,369
Vulcan Materials	145	39,827
		1,008,545
Real Estate — 2.0%
Alexandria Real Estate Equities ‡(A)	152	11,617
American Tower ‡(A)	486	101,278
AvalonBay Communities ‡(A)	147	27,383
BXP ‡(A)	142	9,291
Camden Property Trust ‡(A)	106	11,575
CBRE Group, Cl A *(A)	288	44,853
CoStar Group *(A)	436	41,503
Crown Castle ‡(A)	424	44,558
Digital Realty Trust ‡(A)	331	58,402
Equinix ‡(A)	102	80,087
Equity Residential ‡(A)	371	23,447
Essex Property Trust ‡(A)	68	17,692
Extra Space Storage ‡(A)	219	29,425
Federal Realty Investment Trust ‡(A)	75	6,912
Healthpeak Properties ‡(A)	745	12,620
Host Hotels & Resorts ‡(A)	687	10,800
Invitation Homes ‡	613	18,789
Iron Mountain ‡	322	31,350
Kimco Realty ‡	722	15,328
Mid-America Apartment Communities ‡	119	16,949
ProLogis ‡	976	104,217
Public Storage ‡	174	47,318
Realty Income ‡	963	54,053
Regency Centers ‡	202	14,423

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SBA Communications, Cl A ‡	110	$24,719
Simon Property Group ‡	320	52,413
UDR ‡	311	12,219
Ventas ‡	455	30,567
VICI Properties, Cl A ‡	1,152	37,555
Welltower ‡	652	107,626
Weyerhaeuser ‡	785	19,664
		1,118,633
Utilities — 2.5%
AES (A)	685	9,008
Alliant Energy (A)	259	16,838
Ameren (A)	274	27,710
American Electric Power (A)	559	63,245
American Water Works (A)	201	28,188
Atmos Energy (A)	168	26,195
CenterPoint Energy (A)	700	27,174
CMS Energy (A)	305	22,509
Consolidated Edison (A)	379	39,226
Constellation Energy (A)	329	114,439
Dominion Energy (A)	919	53,715
DTE Energy (A)	214	29,620
Duke Energy (A)	817	99,380
Edison International (A)	423	22,047
Entergy (A)	468	42,321
Evergy (A)	231	16,355
Eversource Energy (A)	376	24,854
Exelon (A)	1,041	46,782
FirstEnergy (A)	525	22,423
NextEra Energy	2,101	149,297
NiSource	497	21,098
NRG Energy	218	36,450
PG&E	2,275	31,895
Pinnacle West Capital	131	11,871
PPL	801	28,588
Public Service Enterprise Group	548	49,205
Sempra	694	56,686
Southern	1,154	109,030
Vistra	356	74,240

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	329	$35,887
Xcel Energy	630	46,267
		1,382,543
TOTAL UNITED STATES		55,289,460
TOTAL COMMON STOCK (Cost $44,731,369)		55,596,783
TOTAL INVESTMENTS — 100.7% (Cost $44,731,369)		$55,596,783

WRITTEN OPTIONS— (0.8)% (Premiums Received $(442,868))		$(449,900)

Percentages are based on Net Assets of $55,231,352.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.8)%
Call Options
S&P 500 Index	(44)	$(27,893,316)	$6,295.00	8/15/2025	$(449,900)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $34,059,009.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,596,783	$—	$—	$55,596,783
Total Investments in Securities	$55,596,783	$—	$—	$55,596,783

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(449,900)	$—	$—	$(449,900)
Total Other Financial Instruments	$(449,900)	$—	$—	$(449,900)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 101.5%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	52	$123,442

CANADA — 1.4%
Industrials — 0.5%
Thomson Reuters	463	93,022

Information Technology — 0.9%
Shopify, Cl A *	1,267	154,840

TOTAL CANADA		247,862
CHINA — 0.4%
Consumer Discretionary — 0.4%
PDD Holdings ADR *	694	78,734

NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding	91	63,218
NXP Semiconductors	262	56,008

TOTAL NETHERLANDS		119,226
UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	476	46,134

Health Care — 0.2%
AstraZeneca PLC ADR	617	45,097

Information Technology — 0.1%
ARM Holdings ADR *	147	20,782

TOTAL UNITED KINGDOM		112,013
UNITED STATES — 97.7%
Communication Services — 15.2%
Alphabet, Cl A	2,450	470,155
Alphabet, Cl C	2,298	443,192
Charter Communications, Cl A *	146	39,327

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A	3,844	$127,736
Electronic Arts	260	39,647
Meta Platforms, Cl A	915	707,698
Netflix *	441	511,295
Take-Two Interactive Software *	186	41,428
T-Mobile US	1,175	280,132
Trade Desk, Cl A *	464	40,349
Warner Bros Discovery *	2,513	33,096
		2,734,055
Consumer Discretionary — 12.3%
Airbnb, Cl A *	448	59,320
Amazon.com *	4,474	1,047,408
Booking Holdings	34	187,138
DoorDash, Cl A *	414	103,603
Lululemon Athletica *	119	23,863
Marriott International, Cl A	284	74,928
O’Reilly Automotive *	888	87,308
Ross Stores	341	46,560
Starbucks	1,181	105,298
Tesla *	1,532	472,270
		2,207,696
Consumer Staples — 4.7%
Costco Wholesale	460	432,234
Keurig Dr Pepper	1,388	45,318
Kraft Heinz	1,203	33,034
Mondelez International, Cl A	1,333	86,232
Monster Beverage *	1,000	58,750
PepsiCo	1,417	195,433
		851,001
Energy — 0.5%
Baker Hughes, Cl A	1,012	45,591
Diamondback Energy	303	45,044
		90,635
Financials — 0.4%
PayPal Holdings *	1,010	69,448

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.5%
Amgen	559	$164,961
Biogen *	147	18,816
Dexcom *	405	32,712
GE HealthCare Technologies	474	33,806
Gilead Sciences	1,294	145,303
IDEXX Laboratories *	83	44,348
Intuitive Surgical *	373	179,446
Regeneron Pharmaceuticals	110	60,001
Vertex Pharmaceuticals *	267	121,984
		801,377
Industrials — 4.4%
Automatic Data Processing	422	130,609
Axon Enterprise *	81	61,195
Cintas	420	93,471
Copart *	987	44,741
CSX	1,928	68,521
Fastenal	1,175	54,203
Honeywell International	669	148,752
Old Dominion Freight Line	219	32,686
PACCAR	544	53,725
Paychex	373	53,835
Verisk Analytics, Cl A	145	40,413
		782,151
Information Technology — 52.7%
Adobe *	443	158,457
Advanced Micro Devices *	1,678	295,848
Analog Devices	516	115,909
Apple	6,295	1,306,653
Applied Materials	835	150,350
AppLovin, Cl A *	320	125,024
Atlassian, Cl A *	168	32,219
Autodesk *	222	67,290
Broadcom	3,277	962,455
Cadence Design Systems *	284	103,538
CDW	136	23,716
Cisco Systems	4,098	278,992
Cognizant Technology Solutions, Cl A	510	36,598

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *	259	$117,734
Datadog, Cl A *	331	46,333
Fortinet *	795	79,420
GLOBALFOUNDRIES *	555	20,751
Intel	4,494	88,981
Intuit	290	227,688
KLA	138	121,306
Lam Research	1,320	125,189
Marvell Technology	895	71,931
Microchip Technology	558	37,715
Micron Technology	1,162	126,821
Microsoft	3,133	1,671,456
MicroStrategy, Cl A *	264	106,091
NVIDIA	10,285	1,829,393
ON Semiconductor *	431	24,291
Palantir Technologies, Cl A *	2,343	371,014
Palo Alto Networks *	693	120,305
QUALCOMM	1,142	167,600
Roper Technologies	112	61,645
Synopsys *	192	121,626
Texas Instruments	945	171,102
Workday, Cl A *	224	51,381
Zscaler *	159	45,404
		9,462,226
Materials — 1.3%
Linde PLC	490	225,527

Real Estate — 0.2%
CoStar Group *	430	40,932

Utilities — 1.5%
American Electric Power	554	62,679
Constellation Energy	326	113,396
Exelon	1,031	46,333

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	597	$43,844
		266,252
TOTAL UNITED STATES		17,531,300
TOTAL COMMON STOCK (Cost $12,156,016)		18,212,577

PURCHASED OPTIONS — 0.3% (Cost $91,277)		53,840
TOTAL INVESTMENTS — 101.8% (Cost $12,247,293)		$18,266,417

WRITTEN OPTIONS— (1.9)% (Premiums Received $(356,103))		$(343,748)

Percentages are based on Net Assets of $17,937,986.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Nasdaq-100 Index	7	$16,252,684	$21,900.00	8/15/2025	$31,430
Nasdaq-100 Micro Index	83	1,927,094	219.00	8/15/2025	22,410

Total Purchased Options		$18,179,778			$53,840
WRITTEN OPTIONS — (1.9)%
Call Options
Nasdaq-100 Index	(7)	$(16,252,684)	$23,050.00	8/15/2025	$(304,115)
Nasdaq-100 Micro Index	(83)	(1,927,094)	230.00	8/15/2025	(39,633)

Total Written Options		$(18,179,778)			$(343,748)

Schedules of Investments	July 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $18,212,577.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,212,577	$—	$—	$18,212,577
Purchased Options	53,840	—	—	53,840
Total Investments in Securities	$18,266,417	$—	$—	$18,266,417

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(343,748)	$—	$—	$(343,748)
Total Other Financial Instruments	$(343,748)	$—	$—	$(343,748)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 101.4%
IRELAND — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A (A)	526	$140,495

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *(A)	202	13,865

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	208	44,464

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC (A)	245	50,409

UNITED STATES — 100.9%
Communication Services — 10.0%
Alphabet, Cl A (A)	4,908	941,845
Alphabet, Cl C (A)	3,959	763,533
AT&T (A)	6,046	165,721
Charter Communications, Cl A *(A)	88	23,704
Comcast, Cl A (A)	3,123	103,777
Electronic Arts (A)	185	28,211
Fox, Cl A (A)	136	7,583
Fox, Cl B (A)	97	4,961
Interpublic Group (A)	355	8,733
Live Nation Entertainment *(A)	144	21,269
Match Group (A)	262	8,979
Meta Platforms, Cl A (A)	1,835	1,419,262
Netflix *(A)	362	419,703
News, Cl A (A)	370	10,848
News, Cl B (A)	62	2,072
Omnicom Group (A)	170	12,249
Paramount Global, Cl B (A)	497	6,247
Take-Two Interactive Software *(A)	136	30,291
TKO Group Holdings, Cl A (A)	57	9,577
T-Mobile US (A)	396	94,410

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *(A)	379	$32,958
Verizon Communications (A)	3,540	151,370
Walt Disney (A)	1,511	179,975
Warner Bros Discovery *(A)	1,923	25,326
		4,472,604
Consumer Discretionary — 10.6%
Airbnb, Cl A *(A)	362	47,932
Amazon.com *(A)	7,976	1,867,261
AutoZone *(A)	15	56,526
Best Buy (A)	162	10,540
Booking Holdings (A)	28	154,114
Caesars Entertainment *(A)	224	5,976
CarMax *(A)	134	7,586
Carnival *(A)	852	25,364
Chipotle Mexican Grill, Cl A *(A)	1,117	47,897
Darden Restaurants (A)	105	21,175
Deckers Outdoor *(A)	140	14,864
Domino’s Pizza (A)	30	13,896
DoorDash, Cl A *(A)	287	71,822
DR Horton (A)	249	35,567
eBay (A)	371	34,039
Expedia Group (A)	110	19,824
Ford Motor (A)	3,285	36,365
Garmin (A)	131	28,658
General Motors (A)	797	42,512
Genuine Parts (A)	113	14,564
Hasbro (A)	110	8,268
Hilton Worldwide Holdings (A)	196	52,544
Home Depot (A)	840	308,708
Las Vegas Sands (A)	325	17,030
Lennar, Cl A (A)	202	22,660
LKQ (A)	264	7,780
Lowe’s (A)	468	104,631
Lululemon Athletica *(A)	102	20,454
Marriott International, Cl A (A)	187	49,336
McDonald’s (A)	604	181,242
MGM Resorts International *(A)	95	3,463
Mohawk Industries *(A)	43	4,924

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
NIKE, Cl B (A)	982	$73,346
Norwegian Cruise Line Holdings *(A)	455	11,630
NVR *(A)	2	15,099
O’Reilly Automotive *(A)	711	69,906
Pool (A)	31	9,552
PulteGroup (A)	173	19,535
Ralph Lauren, Cl A (A)	32	9,560
Ross Stores (A)	293	40,006
Royal Caribbean Cruises (A)	207	65,799
Starbucks (A)	949	84,613
Tapestry (A)	175	18,905
Tesla *(A)	2,368	729,983
TJX (A)	934	116,311
Tractor Supply (A)	465	26,482
Ulta Beauty *(A)	41	21,115
Williams-Sonoma (A)	110	20,576
Wynn Resorts (A)	68	7,414
Yum! Brands (A)	246	35,461
		4,712,815
Consumer Staples — 5.4%
Altria Group (A)	1,404	86,964
Archer-Daniels-Midland (A)	413	22,376
Brown-Forman, Cl B (A)	197	5,684
Bunge Global (A)	141	11,246
Campbell Soup (A)	211	6,735
Church & Dwight (A)	212	19,879
Clorox (A)	103	12,933
Coca-Cola (A)	3,259	221,254
Colgate-Palmolive (A)	672	56,347
Conagra Brands (A)	392	7,158
Constellation Brands, Cl A (A)	120	20,045
Costco Wholesale (A)	378	355,184
Dollar General (A)	188	19,721
Dollar Tree *(A)	156	17,714
Estee Lauder, Cl A (A)	197	18,388
General Mills (A)	482	23,608
Hershey (A)	124	23,080
Hormel Foods (A)	280	7,865

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
J M Smucker (A)	89	$9,553
Kellanova (A)	215	17,163
Kenvue (A)	1,701	36,469
Keurig Dr Pepper (A)	1,210	39,507
Kimberly-Clark (A)	294	36,638
Kraft Heinz (A)	758	20,815
Kroger (A)	508	35,611
Lamb Weston Holdings (A)	118	6,734
McCormick (A)	199	14,055
Molson Coors Beverage, Cl B (A)	138	6,723
Mondelez International, Cl A (A)	1,083	70,059
Monster Beverage *(A)	622	36,543
PepsiCo (A)	1,149	158,470
Philip Morris International (A)	1,312	215,234
Procter & Gamble (A)	1,974	297,028
Sysco (A)	428	34,069
Target (A)	402	40,401
Tyson Foods, Cl A (A)	280	14,644
Walgreens Boots Alliance (A)	597	6,949
Walmart (A)	3,644	357,039
		2,389,885
Energy — 3.0%
APA (A)	338	6,520
Baker Hughes, Cl A (A)	875	39,419
Chesapeake Energy (A)	180	18,860
Chevron (A)	1,609	243,989
ConocoPhillips (A)	1,058	100,870
Coterra Energy (A)	635	15,488
Devon Energy (A)	489	16,244
Diamondback Energy (A)	160	23,786
EOG Resources (A)	452	54,249
EQT (A)	524	28,165
Exxon Mobil (A)	3,636	405,923
Halliburton (A)	635	14,224
Kinder Morgan (A)	1,627	45,654
Marathon Petroleum (A)	255	43,398
Occidental Petroleum (A)	593	26,056
ONEOK (A)	551	45,243

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Phillips 66 (A)	340	$42,017
Schlumberger (A)	1,239	41,878
Targa Resources (A)	190	31,618
Texas Pacific Land (A)	16	15,490
Valero Energy (A)	280	38,447
Williams (A)	1,017	60,969
		1,358,507
Financials — 13.9%
Aflac (A)	404	40,141
Allstate (A)	221	44,918
American Express (A)	463	138,581
American International Group (A)	481	37,340
Ameriprise Financial (A)	81	41,973
Aon PLC, Cl A (A)	178	63,316
Apollo Global Management (A)	371	53,914
Arch Capital Group (A)	332	28,572
Arthur J Gallagher (A)	219	62,908
Assurant (A)	32	5,994
Bank of America (A)	5,516	260,741
Bank of New York Mellon (A)	598	60,667
Berkshire Hathaway, Cl B *(A)	1,548	730,470
BlackRock Funding (A)	126	139,357
Blackstone (A)	615	106,370
Block, Cl A *	482	37,239
Brown & Brown (A)	205	18,731
Capital One Financial (A)	537	115,455
Cboe Global Markets (A)	87	20,971
Charles Schwab (A)	1,431	139,852
Chubb (A)	313	83,271
Cincinnati Financial (A)	132	19,471
Citigroup (A)	1,570	147,109
Citizens Financial Group (A)	351	16,750
CME Group, Cl A (A)	303	84,319
Coinbase Global, Cl A *(A)	174	65,730
Corpay *(A)	63	20,352
Erie Indemnity, Cl A (A)	27	9,619
Everest Group (A)	36	12,089
FactSet Research Systems (A)	34	13,699

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fidelity National Information Services (A)	466	$37,005
Fifth Third Bancorp (A)	544	22,614
Fiserv *(A)	462	64,190
Franklin Resources (A)	285	6,840
Global Payments (A)	193	15,430
Globe Life (A)	69	9,692
Goldman Sachs Group (A)	258	186,686
Hartford Financial Services Group (A)	253	31,471
Huntington Bancshares (A)	1,262	20,735
Intercontinental Exchange (A)	479	88,534
Invesco (A)	367	7,711
Jack Henry & Associates (A)	58	9,849
JPMorgan Chase (A)	2,347	695,275
KeyCorp (A)	786	14,085
KKR (A)	568	83,257
Loews (A)	147	13,309
M&T Bank (A)	142	26,795
MarketAxess Holdings (A)	31	6,371
Marsh & McLennan (A)	409	81,473
Mastercard, Cl A (A)	681	385,766
MetLife (A)	464	35,241
Moody’s (A)	125	64,466
Morgan Stanley (A)	1,038	147,873
MSCI, Cl A (A)	65	36,488
Nasdaq (A)	367	35,313
Northern Trust (A)	154	20,020
PayPal Holdings *(A)	811	55,764
PNC Financial Services Group (A)	332	63,170
Principal Financial Group (A)	185	14,399
Progressive (A)	491	118,842
Prudential Financial (A)	314	32,524
Raymond James Financial (A)	158	26,407
Regions Financial (A)	724	18,339
S&P Global (A)	264	145,490
State Street (A)	225	25,144
Synchrony Financial (A)	311	21,667
T Rowe Price Group (A)	175	17,754
Travelers (A)	186	48,405
Truist Financial (A)	1,089	47,600

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
US Bancorp (A)	1,298	$58,358
Visa, Cl A (A)	1,441	497,822
W R Berkley (A)	280	19,267
Wells Fargo (A)	2,737	220,684
Willis Towers Watson PLC (A)	90	28,423
		6,226,467
Health Care — 8.9%
Abbott Laboratories (A)	1,461	184,364
AbbVie (A)	1,487	281,073
Agilent Technologies (A)	232	26,636
Align Technology *(A)	46	5,934
Amgen (A)	450	132,795
Baxter International (A)	514	11,185
Becton Dickinson (A)	254	45,275
Biogen *(A)	130	16,640
Bio-Techne (A)	77	4,214
Boston Scientific *(A)	1,241	130,206
Bristol-Myers Squibb (A)	1,698	73,540
Cardinal Health (A)	211	32,751
Cencora (A)	150	42,912
Centene *(A)	432	11,262
Charles River Laboratories International *(A)	41	6,955
Cigna Group (A)	222	59,358
Cooper *(A)	168	11,876
CVS Health (A)	1,056	65,578
Danaher (A)	534	105,283
DaVita *(A)	30	4,211
Dexcom *(A)	323	26,089
Edwards Lifesciences *(A)	522	41,400
Elevance Health (A)	186	52,653
Eli Lilly (A)	660	488,446
GE HealthCare Technologies (A)	398	28,385
Gilead Sciences (A)	1,044	117,231
HCA Healthcare (A)	140	49,559
Henry Schein *(A)	113	7,644
Hologic *(A)	186	12,429
Humana (A)	109	27,236
IDEXX Laboratories *(A)	68	36,333

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Incyte *(A)	129	$9,661
Insulet *(A)	63	18,169
Intuitive Surgical *(A)	303	145,770
IQVIA Holdings *(A)	124	23,047
Johnson & Johnson (A)	2,028	334,093
Labcorp Holdings (A)	74	19,246
McKesson (A)	108	74,902
Medtronic PLC (A)	1,076	97,098
Merck (A)	2,113	165,068
Mettler-Toledo International *(A)	19	23,440
Moderna *(A)	333	9,843
Molina Healthcare *(A)	40	6,315
Pfizer (A)	4,766	111,000
Quest Diagnostics (A)	92	15,402
Regeneron Pharmaceuticals (A)	89	48,546
ResMed (A)	123	33,449
Revvity (A)	104	9,142
Solventum *(A)	138	9,848
STERIS PLC (A)	88	19,931
Stryker (A)	289	113,499
Thermo Fisher Scientific (A)	319	149,190
UnitedHealth Group (A)	763	190,414
Universal Health Services, Cl B (A)	44	7,324
Vertex Pharmaceuticals *(A)	214	97,770
Viatris (A)	975	8,522
Waters *(A)	53	15,304
West Pharmaceutical Services (A)	58	13,877
Zimmer Biomet Holdings (A)	155	14,206
Zoetis, Cl A (A)	374	54,525
		3,978,054
Industrials — 8.8%
3M (A)	447	66,701
A O Smith (A)	89	6,300
Allegion PLC (A)	58	9,623
AMETEK (A)	203	37,525
Automatic Data Processing (A)	343	106,158
Axon Enterprise *(A)	66	49,862
Boeing *(A)	629	139,537

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Broadridge Financial Solutions (A)	105	$25,989
Builders FirstSource *(A)	89	11,315
Carrier Global (A)	659	45,221
Caterpillar (A)	392	171,704
CH Robinson Worldwide (A)	99	11,417
Cintas (A)	287	63,872
Copart *(A)	778	35,267
CSX (A)	1,563	55,549
Cummins (A)	116	42,644
Dayforce *(A)	126	7,266
Deere (A)	210	110,118
Delta Air Lines (A)	537	28,574
Dover (A)	115	20,831
Eaton PLC (A)	331	127,342
Emerson Electric (A)	468	68,099
Equifax (A)	112	26,906
Expeditors International of Washington (A)	134	15,576
Fastenal (A)	1,014	46,776
FedEx (A)	194	43,357
Fortive (A)	323	15,481
GE Vernova (A)	228	150,546
Generac Holdings *(A)	45	8,761
General Dynamics (A)	208	64,815
General Electric (A)	894	242,345
Honeywell International (A)	540	120,069
Howmet Aerospace (A)	339	60,942
Hubbell, Cl B (A)	48	20,999
Huntington Ingalls Industries (A)	30	8,366
IDEX (A)	77	12,590
Illinois Tool Works (A)	221	56,569
Ingersoll Rand (A)	357	30,213
Jacobs Solutions (A)	107	15,180
JB Hunt Transport Services (A)	65	9,363
Johnson Controls International (A)	549	57,645
L3Harris Technologies (A)	151	41,498
Leidos Holdings (A)	117	18,679
Lennox International (A)	26	15,834
Lockheed Martin (A)	172	72,409
Masco (A)	177	12,059

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Nordson (A)	43	$9,211
Norfolk Southern (A)	185	51,430
Northrop Grumman (A)	116	66,887
Old Dominion Freight Line (A)	148	22,089
Otis Worldwide (A)	352	30,163
PACCAR (A)	463	45,726
Parker-Hannifin (A)	110	80,509
Paychex (A)	285	41,134
Paycom Software (A)	41	9,493
Pentair PLC (A)	138	14,104
Quanta Services (A)	127	51,578
Republic Services, Cl A (A)	177	40,825
Rockwell Automation (A)	95	33,412
Rollins (A)	220	12,599
RTX (A)	1,126	177,424
Snap-On (A)	43	13,811
Southwest Airlines (A)	470	14,537
Stanley Black & Decker (A)	135	9,133
Textron (A)	151	11,743
Trane Technologies PLC (A)	184	80,607
TransDigm Group (A)	48	77,206
Uber Technologies *(A)	1,757	154,177
Union Pacific (A)	501	111,207
United Airlines Holdings *(A)	267	23,579
United Parcel Service, Cl B (A)	614	52,902
United Rentals (A)	56	49,445
Veralto (A)	199	20,861
Verisk Analytics, Cl A (A)	118	32,888
Waste Management (A)	307	70,352
Westinghouse Air Brake Technologies (A)	137	26,311
WW Grainger (A)	40	41,582
Xylem (A)	212	30,659
		3,915,476
Information Technology — 34.0%
Adobe *(A)	361	129,126
Advanced Micro Devices *(A)	1,367	241,016
Akamai Technologies *(A)	97	7,402
Amphenol, Cl A (A)	1,013	107,895

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices (A)	413	$92,772
Apple (A)	12,615	2,618,496
Applied Materials (A)	679	122,261
Arista Networks *(A)	865	106,585
Autodesk *(A)	175	53,044
Broadcom (A)	3,967	1,165,108
Cadence Design Systems *(A)	227	82,757
CDW (A)	110	19,182
Cisco Systems (A)	3,350	228,068
Cognizant Technology Solutions, Cl A (A)	434	31,144
Corning (A)	631	39,904
Crowdstrike Holdings, Cl A *(A)	207	94,096
Datadog, Cl A *(A)	269	37,655
Dell Technologies, Cl C (A)	246	32,642
Enphase Energy *(A)	163	5,275
EPAM Systems *(A)	59	9,305
F5 *(A)	51	15,984
Fair Isaac *(A)	22	31,608
First Solar *(A)	88	15,376
Fortinet *(A)	529	52,847
Gartner *(A)	70	23,705
Gen Digital (A)	512	15,099
GoDaddy, Cl A *(A)	119	19,228
Hewlett Packard Enterprise (A)	1,014	20,980
HP (A)	761	18,873
Intel (A)	3,642	72,112
International Business Machines (A)	783	198,216
Intuit (A)	234	183,720
Jabil (A)	85	18,969
Keysight Technologies *(A)	148	24,259
KLA (A)	114	100,209
Lam Research (A)	1,074	101,858
Microchip Technology (A)	471	31,835
Micron Technology (A)	934	101,937
Microsoft (A)	6,277	3,348,780
Monolithic Power Systems (A)	43	30,583
Motorola Solutions (A)	135	59,262
NetApp (A)	161	16,765
NVIDIA (A)	20,597	3,663,588

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *(A)	390	$21,980
Oracle (A)	1,374	348,680
Palantir Technologies, Cl A *(A)	1,792	283,763
Palo Alto Networks *(A)	556	96,522
PTC *(A)	107	22,985
QUALCOMM (A)	918	134,726
Roper Technologies (A)	93	51,187
Salesforce (A)	809	208,989
Seagate Technology Holdings (A)	178	27,948
ServiceNow *(A)	171	161,274
Skyworks Solutions (A)	152	10,418
Super Micro Computer *(A)	413	24,355
Synopsys *(A)	151	95,654
Teledyne Technologies *(A)	42	23,143
Teradyne (A)	147	15,792
Texas Instruments (A)	764	138,330
Trimble *(A)	171	14,345
Tyler Technologies *(A)	36	21,044
VeriSign (A)	73	19,628
Western Digital (A)	318	25,023
Workday, Cl A *(A)	188	43,123
Zebra Technologies, Cl A *(A)	42	14,239
		15,192,674
Materials — 1.8%
Air Products & Chemicals (A)	183	52,682
Albemarle (A)	57	3,867
Amcor PLC (A)	1,452	13,576
Avery Dennison (A)	63	10,570
Ball (A)	195	11,166
CF Industries Holdings (A)	145	13,460
Corteva (A)	574	41,403
Dow (A)	681	15,861
DuPont de Nemours (A)	345	24,806
Eastman Chemical (A)	90	6,535
Ecolab (A)	208	54,446
Freeport-McMoRan (A)	1,191	47,926
International Flavors & Fragrances (A)	219	15,556
International Paper (A)	458	21,407

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC (A)	392	$180,422
LyondellBasell Industries, Cl A (A)	201	11,644
Martin Marietta Materials (A)	55	31,618
Mosaic (A)	304	10,947
Newmont (A)	922	57,256
Nucor (A)	203	29,043
Packaging Corp of America (A)	73	14,144
PPG Industries (A)	182	19,201
Sherwin-Williams (A)	190	62,867
Smurfit WestRock (A)	396	17,574
Steel Dynamics (A)	115	14,669
Vulcan Materials (A)	112	30,763
		813,409
Real Estate — 2.0%
Alexandria Real Estate Equities ‡(A)	114	8,713
American Tower ‡(A)	388	80,855
AvalonBay Communities ‡(A)	119	22,167
BXP ‡(A)	124	8,113
Camden Property Trust ‡(A)	89	9,719
CBRE Group, Cl A *(A)	261	40,648
CoStar Group *(A)	373	35,506
Crown Castle ‡(A)	388	40,775
Digital Realty Trust ‡(A)	267	47,110
Equinix ‡(A)	84	65,954
Equity Residential ‡(A)	276	17,443
Essex Property Trust ‡(A)	54	14,050
Extra Space Storage ‡(A)	184	24,722
Federal Realty Investment Trust ‡(A)	87	8,018
Healthpeak Properties ‡(A)	539	9,131
Host Hotels & Resorts ‡(A)	580	9,118
Invitation Homes ‡(A)	452	13,854
Iron Mountain ‡(A)	257	25,022
Kimco Realty ‡(A)	531	11,273
Mid-America Apartment Communities ‡(A)	96	13,673
ProLogis ‡(A)	776	82,861
Public Storage ‡(A)	136	36,984
Realty Income ‡(A)	775	43,501
Regency Centers ‡(A)	133	9,496

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SBA Communications, Cl A ‡(A)	90	$20,225
Simon Property Group ‡(A)	272	44,551
UDR ‡(A)	292	11,473
Ventas ‡(A)	378	25,394
VICI Properties, Cl A ‡(A)	923	30,090
Welltower ‡(A)	520	85,836
Weyerhaeuser ‡(A)	628	15,731
		912,006
Utilities — 2.5%
AES (A)	359	4,721
Alliant Energy (A)	202	13,132
Ameren (A)	210	21,237
American Electric Power (A)	441	49,895
American Water Works (A)	168	23,560
Atmos Energy (A)	134	20,893
CenterPoint Energy (A)	568	22,050
CMS Energy (A)	240	17,712
Consolidated Edison (A)	297	30,740
Constellation Energy (A)	262	91,134
Dominion Energy (A)	742	43,370
DTE Energy (A)	166	22,976
Duke Energy (A)	646	78,579
Edison International (A)	364	18,972
Entergy (A)	381	34,454
Evergy (A)	179	12,673
Eversource Energy (A)	320	21,152
Exelon (A)	892	40,087
FirstEnergy (A)	442	18,878
NextEra Energy (A)	1,726	122,650
NiSource (A)	372	15,791
NRG Energy (A)	175	29,260
PG&E (A)	1,848	25,909
Pinnacle West Capital (A)	120	10,874
PPL (A)	647	23,091
Public Service Enterprise Group (A)	437	39,238
Sempra (A)	562	45,904
Southern (A)	916	86,544
Vistra (A)	283	59,017

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group (A)	280	$30,542
Xcel Energy (A)	507	37,234
		1,112,269
TOTAL UNITED STATES		45,084,166
TOTAL COMMON STOCK (Cost $31,883,612)		45,333,399

PURCHASED OPTIONS — 0.2% (Cost $162,454)		70,937
TOTAL INVESTMENTS — 101.6% (Cost $32,046,066)		$45,404,336

WRITTEN OPTIONS— (1.6)% (Premiums Received $(720,244))		$(729,753)

Percentages are based on Net Assets of $44,703,862.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	5	$316,970	$598.00	8/15/2025	$647
S&P 500 Index	71	45,009,669	5,980.00	8/15/2025	70,290

Total Purchased Options		$45,326,639			$70,937
WRITTEN OPTIONS — (1.6)%
Call Options
Mini-SPX Index	(5)	$(316,970)	$630.00	8/15/2025	$(3,778)
S&P 500 Index	(71)	(45,009,669)	6,295.00	8/15/2025	(725,975)

Total Written Options		$(45,326,639)			$(729,753)

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $45,353,271.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,333,399	$—	$—	$45,333,399
Purchased Options	70,937	—	—	70,937
Total Investments in Securities	$45,404,336	$—	$—	$45,404,336

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(729,753)	$—	$—	$(729,753)
Total Other Financial Instruments	$(729,753)	$—	$—	$(729,753)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 100.3%
UNITED STATES — 100.3%
Communication Services — 2.3%
Verizon Communications	19,243	$822,830
Walt Disney	19,243	2,292,034
		3,114,864
Consumer Discretionary — 13.7%
Amazon.com *	19,243	4,504,979
Home Depot	19,243	7,071,995
McDonald’s	19,243	5,774,247
NIKE, Cl B	19,243	1,437,259
		18,788,480
Consumer Staples — 4.4%
Coca-Cola	19,243	1,306,408
Procter & Gamble	19,243	2,895,494
Walmart	19,243	1,885,429
		6,087,331
Energy — 2.1%
Chevron	19,243	2,918,009

Financials — 26.9%
American Express	19,243	5,759,623
Goldman Sachs Group	19,243	13,924,043
JPMorgan Chase	19,243	5,700,546
Travelers	19,243	5,007,798
Visa, Cl A	19,243	6,647,879
		37,039,889
Health Care — 11.0%
Amgen	19,243	5,678,609
Johnson & Johnson	19,243	3,170,092
Merck	19,243	1,503,263
UnitedHealth Group	19,243	4,802,283
		15,154,247
Industrials — 14.4%
3M	19,243	2,871,440
Boeing *	19,243	4,268,867

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	19,243	$8,428,819
Honeywell International	19,243	4,278,681
		19,847,807
Information Technology — 20.9%
Apple	19,243	3,994,270
Cisco Systems	19,243	1,310,063
International Business Machines	19,243	4,871,366
Microsoft	19,243	10,266,141
NVIDIA	19,243	3,422,752
Salesforce	19,243	4,971,044
		28,835,636
Materials — 4.6%
Sherwin-Williams	19,243	6,367,124

TOTAL UNITED STATES		138,153,387
TOTAL COMMON STOCK (Cost $110,541,208)		138,153,387
TOTAL INVESTMENTS — 100.3% (Cost $110,541,208)		$138,153,387

WRITTEN OPTIONS— (0.4)% (Premiums Received $(1,719,640))		$(519,580)

Percentages are based on Net Assets of $137,739,029.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
Call Options
Dow Jones Industrial Average Index	(3,130)	$(138,130,030)	$445.00	8/15/2025	$(519,580)

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Dow 30 ® Covered Call ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $138,153,387.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$138,153,387	$—	$—	$138,153,387
Total Investments in Securities	$138,153,387	$—	$—	$138,153,387

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(519,580)	$—	$—	$(519,580)
Total Other Financial Instruments	$(519,580)	$—	$—	$(519,580)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 100.5%
Domestic Equity — 100.5%
Global X Russell 2000 ETF (A)(B)(C)	89,051	$7,670,221
TOTAL EXCHANGE-TRADED FUND (Cost $7,137,101)		7,670,221
TOTAL INVESTMENTS — 100.5% (Cost $7,137,101)		$7,670,221

WRITTEN OPTIONS— (0.5)% (Premiums Received $(92,845))		$(41,206)

Percentages are based on Net Assets of $7,635,662.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
Cboe Mini-Russell 2000 Index	(3)	$(66,350)	$225.00	8/15/2025	$(746)
Russell 2000 Index	(17)	(3,759,803)	2,250.00	8/15/2025	(40,460)

Total Written Options		$(3,826,153)			$(41,206)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $4,232,657.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$7,670,221	$—	$—	$7,670,221
Total Investments in Securities	$7,670,221	$—	$—	$7,670,221

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(41,206)	$—	$—	$(41,206)
Total Other Financial Instruments	$(41,206)	$—	$—	$(41,206)

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Global X Russell 2000 ETF
$6,442,062	$3,877,018	$(2,581,888)	$38,170	$(105,141)	$7,670,221	$84,392	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 52.8%
Domestic Equity — 52.8%
Technology Select Sector SPDR Fund (A)(B)	22,538	$5,921,634
TOTAL EXCHANGE-TRADED FUND (Cost $4,521,426)		5,921,634

COMMON STOCK — 48.3%
IRELAND — 0.8%
Information Technology — 0.8%
Accenture PLC, Cl A	325	86,808

NETHERLANDS — 0.3%
Information Technology — 0.3%
NXP Semiconductors	134	28,645

SWITZERLAND — 0.3%
Information Technology — 0.3%
TE Connectivity PLC	157	32,303

UNITED STATES — 46.9%
Information Technology — 46.9%
Adobe *	221	79,049
Advanced Micro Devices *	843	148,629
Akamai Technologies *	83	6,334
Amphenol, Cl A	626	66,675
Analog Devices	257	57,730
Apple	2,985	619,596
Applied Materials	421	75,805
Arista Networks *	532	65,553
Autodesk *	113	34,251
Broadcom	938	275,491
Cadence Design Systems *	141	51,404
CDW	66	11,509
Cisco Systems	2,068	140,789
Cognizant Technology Solutions, Cl A	259	18,586
Corning	403	25,486
Crowdstrike Holdings, Cl A *	130	59,094
Datadog, Cl A *	92	12,878
Dell Technologies, Cl C	156	20,700

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Enphase Energy *	73	$2,362
EPAM Systems *	31	4,889
F5 *	31	9,716
Fair Isaac *	13	18,677
First Solar *	60	10,484
Fortinet *	335	33,467
Gartner *	40	13,546
Gen Digital	301	8,876
GoDaddy, Cl A *	76	12,280
Hewlett Packard Enterprise	679	14,049
HP	487	12,078
Intel	2,291	45,362
International Business Machines	483	122,271
Intuit	145	113,844
Jabil	56	12,498
Keysight Technologies *	90	14,752
KLA	68	59,774
Lam Research	671	63,638
Microchip Technology	280	18,925
Micron Technology	578	63,083
Microsoft	1,485	792,248
Monolithic Power Systems	25	17,781
Motorola Solutions	88	38,630
NetApp	110	11,454
NVIDIA	4,874	866,938
ON Semiconductor *	216	12,174
Oracle	847	214,943
Palantir Technologies, Cl A *	1,107	175,293
Palo Alto Networks *	343	59,545
PTC *	62	13,318
QUALCOMM	576	84,534
Roper Technologies	56	30,822
Salesforce	499	128,907
Seagate Technology Holdings	114	17,899
ServiceNow *	107	100,914
Skyworks Solutions	76	5,209
Super Micro Computer *	274	16,158
Synopsys *	97	61,447
Teledyne Technologies *	24	13,224

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	82	$8,809
Texas Instruments	472	85,460
Trimble *	122	10,235
Tyler Technologies *	22	12,860
VeriSign	42	11,293
Western Digital	179	14,086
Workday, Cl A *	113	25,920
Zebra Technologies, Cl A *	26	8,815

TOTAL UNITED STATES		5,263,046
TOTAL COMMON STOCK (Cost $4,305,679)		5,410,802
TOTAL INVESTMENTS — 101.1% (Cost $8,827,105)		$11,332,436

WRITTEN OPTIONS— (1.1)% (Premiums Received $(142,884))		$(128,747)

Percentages are based on Net Assets of $11,211,338.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
The Technology Select Sector SPDR® Fund	(216)	$(5,675,184)	$260.00	8/15/2025	$(128,747)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $5,675,184.
(B)	For financial information on the Technology Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$5,921,634	$—	$—	$5,921,634
Common Stock	5,410,802	—	—	5,410,802
Total Investments in Securities	$11,332,436	$—	$—	$11,332,436

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(128,747)	$—	$—	$(128,747)
Total Other Financial Instruments	$(128,747)	$—	$—	$(128,747)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.2%
UNITED STATES — 100.2%
Communication Services — 2.3%
Verizon Communications	292	$12,486
Walt Disney (A)	292	34,780
		47,266
Consumer Discretionary — 13.6%
Amazon.com *(A)	292	68,360
Home Depot (A)	292	107,313
McDonald’s (A)	292	87,620
NIKE, Cl B	292	21,810
		285,103
Consumer Staples — 4.4%
Coca-Cola (A)	292	19,824
Procter & Gamble	292	43,937
Walmart	292	28,610
		92,371
Energy — 2.1%
Chevron (A)	292	44,279

Financials — 26.9%
American Express (A)	292	87,399
Goldman Sachs Group (A)	292	211,288
JPMorgan Chase	292	86,502
Travelers	292	75,990
Visa, Cl A	292	100,877
		562,056
Health Care — 11.0%
Amgen (A)	292	86,169
Johnson & Johnson	292	48,104
Merck	292	22,811
UnitedHealth Group (A)	292	72,872
		229,956
Industrials — 14.4%
3M	292	43,572
Boeing *(A)	292	64,778

Schedules of Investments	July 31, 2025 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	292	$127,902
Honeywell International (A)	292	64,926
		301,178
Information Technology — 20.9%
Apple (A)	292	60,611
Cisco Systems (A)	292	19,879
International Business Machines (A)	292	73,920
Microsoft	292	155,782
NVIDIA	292	51,938
Salesforce	292	75,432
		437,562
Materials — 4.6%
Sherwin-Williams (A)	292	96,617

TOTAL UNITED STATES		2,096,388
TOTAL COMMON STOCK (Cost $1,804,603)		2,096,388
TOTAL INVESTMENTS — 100.2% (Cost $1,804,603)		$2,096,388

WRITTEN OPTIONS— (0.2)% (Premiums Received $(13,258))		$(3,984)

Percentages are based on Net Assets of $2,091,950.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
Call Options
Dow Jones Industrial Average Index	(24)	$(1,059,144)	$445.00	8/15/2025	$(3,984)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,085,776.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,096,388	$—	$—	$2,096,388
Total Investments in Securities	$2,096,388	$—	$—	$2,096,388

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(3,984)	$—	$—	$(3,984)
Total Other Financial Instruments	$(3,984)	$—	$—	$(3,984)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500 Quality Dividend Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 102.9%
Domestic Equity — 102.9%
Global X S&P 500 Quality Dividend ETF (A)(B)(C)	35,730	$1,209,582
TOTAL EXCHANGE-TRADED FUND (Cost $1,175,372)		1,209,582
TOTAL INVESTMENTS — 102.9% (Cost $1,175,372)		$1,209,582

WRITTEN OPTIONS— (2.9)% (Premiums Received $(28,025))		$(34,475)

Percentages are based on Net Assets of $1,175,595.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.9)%
Call Options
Global X S&P 500 Quality Dividend ETF	(357)	$(1,208,566)	$34.00	8/15/2025	$(34,475)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,208,566.
(B)	For financial information on the Global X S&P 500 Quality Dividend ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$1,209,582	$—	$—	$1,209,582
Total Investments in Securities	$1,209,582	$—	$—	$1,209,582

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(34,475)	$—	$—	$(34,475)
Total Other Financial Instruments	$(34,475)	$—	$—	$(34,475)

Schedules of Investments	July 31, 2025 (Unaudited)

Global X S&P 500 Quality Dividend Covered Call ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Global X S&P 500 Quality Dividend ETF
$1,031,042	$305,115	$(94,656)	$(31,156)	$(763)	$1,209,582	$22,854	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X MLP & Energy Infrastructure Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 101.5%
Domestic Equity — 101.5%
Global X MLP & Energy Infrastructure ETF (A)(B)(C)	257,139	$15,988,903
TOTAL EXCHANGE-TRADED FUND (Cost $15,938,809)		15,988,903
TOTAL INVESTMENTS — 101.5% (Cost $15,938,809)		$15,988,903

WRITTEN OPTIONS— (1.6)% (Premiums Received $(263,528))		$(258,514)

Percentages are based on Net Assets of $15,748,241.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.6)%
Call Options
Global X MLP & Energy Infrastructure ETF	(2,571)	$(15,986,478)	$61.00	8/15/2025	$(258,514)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $15,741,489.
(B)	For financial information on the Global X MLP & Energy Infrastructure ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

Schedules of Investments	July 31, 2025 (Unaudited)

Global X MLP & Energy Infrastructure Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$15,988,903	$—	$—	$15,988,903
Total Investments in Securities	$15,988,903	$—	$—	$15,988,903

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(258,514)	$—	$—	$(258,514)
Total Other Financial Instruments	$(258,514)	$—	$—	$(258,514)

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Global X MLP & Energy Infrastructure ETF
$2,563,166	$19,214,712	$(6,163,231)	$(291,719)	$665,975	$15,988,903	$248,340	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)

Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt
Cl — Class
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
MLP — Master Limited Partnership
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depository Receipt
STRIPS — Separate Trading of Registered Interest and Principal of Securities

GLX-QH-011-0300

Consolidated Schedule of Investments	July 31, 2025 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 79.0%
International Equity — 50.8%
Global X Blockchain ETF (A)(B)	306,500	$18,071,240
Domestic Fixed Income — 28.2%
Global X 1-3 Month T-Bill ETF (B)(C)	100,000	10,040,000
TOTAL EXCHANGE-TRADED FUNDS (Cost $26,031,871)		28,111,240

	Face Amount
U.S. TREASURY OBLIGATIONS — 12.5%
U.S. Treasury Bills
4.297%, 10/9/2025(D)(E)^	$1,000,000	991,849
4.291%, 10/16/2025(D)(E)^	1,000,000	991,052
4.287%, 10/23/2025(D)(E)^	1,500,000	1,485,332
4.272%, 10/2/2025(D)(E)^	1,000,000	992,682
		4,460,915
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,460,947)		4,460,915
TOTAL INVESTMENTS — 91.5% (Cost $30,492,818)		$32,572,155

Percentages are based on Net Assets of $35,611,989.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME Bitcoin^	30	Aug-2025	$17,827,101	$17,615,250	$(211,851)

^	Security is held by the Global X Bitcoin Strategy Subsidiary I, as of July 31, 2025.
(A)	For financial information on the Global X Blockchain ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Security, or a portion there of, has been pledged as collateral on futures contracts. The total market value of such securities as of July 31, 2025 was $4,460,915.

Consolidated Schedule of Investments	July 31, 2025 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$28,111,240	$—	$—	$28,111,240
U.S. Treasury Obligations	—	4,460,915	—	4,460,915
Total Investments in Securities	$28,111,240	$4,460,915	$—	$32,572,155

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(211,851)	$—	$—	$(211,851)
Total Other Financial Instruments	$(211,851)	$—	$—	$(211,851)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Global X Blockchain ETF
$13,537,950	$9,761,617	$(8,571,435)	$1,016,320	$2,326,788	$18,071,240	$865,614	$—
Global X 1-3 Month T-Bill ETF
8,136,450	8,006,629	(6,105,956)	3,420	(543)	10,040,000	298,834	—
Totals:
$21,674,400	$17,768,246	$(14,677,391)	$1,019,740	$2,326,245	$28,111,240	$1,164,448	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Consolidated Schedule of Investments	July 31, 2025 (Unaudited)
Global X Bitcoin Trend Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 66.2%
Domestic Fixed Income — 66.2%
Global X 1-3 Month T-Bill ETF (A)(B)	49,260	$4,945,704
TOTAL EXCHANGE-TRADED FUND (Cost $4,940,896)		4,945,704

	Face Amount
U.S. TREASURY OBLIGATIONS — 53.3%
U.S. Treasury Bills
4.304%, 09/2/2025(C)	$2,000,000	1,992,398
4.297%, 09/11/2025(C)(D)^	500,000	497,558
4.296%, 10/9/2025(C)(D)^	400,000	396,740
4.287%, 10/23/2025(C)(D)^	600,000	594,133
4.271%, 10/2/2025(C)(D)^	500,000	496,341
		3,977,170
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,978,142)		3,977,170
TOTAL INVESTMENTS — 119.5% (Cost $8,919,038)		$8,922,874

Percentages are based on Net Assets of $7,464,871.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME Bitcoin^	12	Aug-2025	$7,151,210	$7,046,100	$(105,110)
CME Micro Bitcoin^	36	Aug-2025	433,760	422,766	(10,994)
			$7,584,970	$7,468,866	$(116,104)

^	Security is held by the Global X Bitcoin Trend Strategy Subsidiary Limited, as of July 31, 2025.
(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	Security, or a portion there of, has been pledged as collateral on futures contracts. The total market value of such securities as of July 31, 2025 was $1,984,772.

Consolidated Schedule of Investments	July 31, 2025 (Unaudited)
Global X Bitcoin Trend Strategy ETF

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$4,945,704	$—	$—	$4,945,704
U.S. Treasury Obligations	—	3,977,170	—	3,977,170
Total Investments in Securities	$4,945,704	$3,977,170	$—	$8,922,874

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(116,104)	$—	$—	$(116,104)
Total Other Financial Instruments	$(116,104)	$—	$—	$(116,104)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,215,445	$6,381,770	$(2,652,378)	$2,860	$(1,993)	$4,945,704	$101,088	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Consolidated Schedule of Investments	July 31, 2025 (Unaudited)
Global X Bitcoin Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 23.5%
Domestic Equity — 23.5%
VanEck Bitcoin ETF (A)^	28,000	$925,120
TOTAL EXCHANGE-TRADED FUND (Cost $869,082)		925,120

	Face Amount
U.S. TREASURY OBLIGATIONS — 22.7%
U.S. Treasury Bills
4.304%, 09/02/2025(B)	$900,000	896,579
TOTAL U.S. TREASURY OBLIGATIONS (Cost $896,997)		896,579
TOTAL INVESTMENTS — 46.2% (Cost $1,766,079)		$1,821,699

Percentages are based on Net Assets of $3,946,752.

^	Security is held by the Global X Bitcoin Covered Call Subsidiary Limited, as of July 31, 2025.
(A)	For financial information on the VanEck Bitcoin ETF, please go to the Fund’s website at https://www.vaneck.com/us/en/investments/bitcoin-etf-hodl.
(B)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$925,120	$—	$—	$925,120
U.S. Treasury Obligations	—	896,579	—	896,579
Total Investments in Securities	$925,120	$896,579	$—	$1,821,699

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

July 31, 2025 (Unaudited)
Glossary (abbreviations which may be used in preceding Consolidated Schedules of Investments):

Fund Abbreviations

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

GLX-QH-010-0800

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Treasury Bond Enhanced Income ETF

	Face Amount	Value
U.S TREASURY OBLIGATIONS — 55.8%
U.S. Treasury Bonds
4.750%, 05/15/2055	$400,000	$391,250
4.625%, 02/15/2055	150,000	143,695
		534,945
U.S. Treasury STRIPS
4.921%, 11/15/2054(A)(B)	1,250,000	299,229
4.894%, 02/15/2055(A)(B)	1,250,000	295,594
4.885%, 05/15/2055(A)(B)	1,250,000	293,442
		888,265
TOTAL U.S TREASURY OBLIGATIONS (Cost $1,393,232)		1,423,210

	Shares
EXCHANGE-TRADED FUND — 44.2%
Domestic Fixed Income — 44.2%
Global X Long-Term Treasury Ladder ETF (C)(D)	25,000	1,128,588
TOTAL EXCHANGE-TRADED FUND (Cost $1,111,099)		1,128,588
TOTAL INVESTMENTS — 100.0% (Cost $2,504,331)		$2,551,798

WRITTEN OPTIONS — (0.6)% (Premiums Received $(13,860))		$(14,325)

Percentages are based on Net Assets of $2,550,948.

A list of exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
iShares 20+ Year Treasury Bond ETF	(180)	$(1,564,560)	$86.10	8/1/2025	$(14,325)

Schedules of Investments	July 31, 2025 (Unaudited)
Global X Treasury Bond Enhanced Income ETF

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $888,265.
(C)	For financial information on the Global X Long-Term Treasury Ladder ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	Affiliated investment.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$1,423,210	$—	$1,423,210
Exchange Traded Fund	1,128,588	—	—	1,128,588
Total Investments in Securities	$1,128,588	$1,423,210	$—	$2,551,798

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(14,325)	$—	$—	$(14,325)
Total Other Financial Instruments	$(14,325)	$—	$—	$(14,325)

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2025:

Value 7/15/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Global X Long-Term Treasury Ladder ETF
$—	$1,553,632	$(447,300)	$17,489	$4,767	$1,128,588	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2025 (Unaudited)
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ETF — Exchange-Traded Fund

STRIPS — Separate Trading of Registered Interest and Principal of Securities

GLX-QH-016-0100